           As filed with the Securities and Exchange Commission on March 2, 2004
                                                       Registration No. 33-16439
                                                                       811-05159

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


/X/           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/ /                          PRE-EFFECTIVE AMENDMENT NO.

/X/                       POST-EFFECTIVE AMENDMENT NO.46

                                       and

/X/        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

/X/                             AMENDMENT NO. 48

                               RS INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                                388 Market Street
                         San Francisco, California 94111
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (800) 766-3863

                                G. RANDALL HECHT
                               c/o RS Investments
                                388 Market Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                                   Copies to:
                            TIMOTHY W. DIGGINS, ESQ.
                                  ROPES & GRAY
                             One International Place
                              Boston, MA 02110-2624

Approximate date of proposed public offering : As soon as practicable after this Amendment becomes effective.

It is proposed that this filing will become effective:
    (check appropriate box)

    / /         Immediately upon filing pursuant to paragraph (b);
    / /         On (date) pursuant to paragraph (b)
    /x/         60 days after filing pursuant to paragraph (a)(1);
    / /         On (date) pursuant to paragraph (a)(1);
    / /         75 days after filing pursuant to paragraph (a)(2); or
    / /         On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

    / /         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS RS INVESTMENT TRUST                                       MAY 1, 2004

    CALL 1-800-766-FUND  |  www.RSinvestments.com


    GROWTH

    RS DIVERSIFIED GROWTH FUND

    RS EMERGING GROWTH FUND

    RS GROWTH FUND

    THE INFORMATION AGE FUND(R)

    RS INTERNET AGE FUND(TM)

    RS MIDCAP OPPORTUNITIES FUND

    RS SMALLER COMPANY GROWTH FUND


    VALUE

    RS CONTRARIAN VALUE FUND

    RS GLOBAL NATURAL RESOURCES FUND

    RS PARTNERS FUND

    Call RS Investments at 1-800-766-FUND to find out more about the Funds. THIS PROSPECTUS EXPLAINS WHAT YOU SHOULD KNOW ABOUT THE FUNDS BEFORE YOU INVEST. PLEASE READ IT CAREFULLY.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RS INVESTMENTS LOGO]

                                TABLE OF CONTENTS

                                                                                                                 PAGE
GROWTH FUND SUMMARY
RS DIVERSIFIED GROWTH FUND                                                                                         2
RS EMERGING GROWTH FUND                                                                                            4
RS GROWTH FUND                                                                                                     6
THE INFORMATION AGE FUND(R)                                                                                        8
RS INTERNET AGE FUND(TM)                                                                                          11
RS MIDCAP OPPORTUNITIES FUND                                                                                      14
RS SMALLER COMPANY GROWTH FUND                                                                                    16
VALUE FUND SUMMARY
RS CONTRARIAN VALUE FUND                                                                                          18
RS GLOBAL NATURAL RESOURCES FUND                                                                                  21
RS PARTNERS FUND                                                                                                  23
YOUR INVESTMENT
FEES AND EXPENSES                                                                                                 25
ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS                                                      27
PRINCIPAL RISKS                                                                                                   27
OTHER INVESTMENT STRATEGIES AND RISKS                                                                             31
MANAGEMENT OF THE FUNDS                                                                                           31
PORTFOLIO MANAGERS                                                                                                33
HOW SHARES ARE PRICED                                                                                             35
HOW TO PURCHASE SHARES                                                                                            35
HOW TO SELL SHARES                                                                                                37
EXCHANGES                                                                                                         38
USA PATRIOT ACT                                                                                                   38
DIVIDENDS AND DISTRIBUTIONS                                                                                       39
TAXES                                                                                                             39
DISTRIBUTION ARRANGEMENTS AND RULE 12b-1 FEES                                                                     39
FINANCIAL HIGHLIGHTS
RS DIVERSIFIED GROWTH FUND                                                                                        41
RS EMERGING GROWTH FUND                                                                                           42
RS GROWTH FUND                                                                                                    43
THE INFORMATION AGE FUND(R)                                                                                       44
RS INTERNET AGE FUND(TM)                                                                                          45
RS MIDCAP OPPORTUNITIES FUND                                                                                      46
RS SMALLER COMPANY GROWTH FUND                                                                                    47
RS CONTRARIAN VALUE FUND                                                                                          48
RS GLOBAL NATURAL RESOURCES FUND                                                                                  49
RS PARTNERS FUND                                                                                                  50
ADDITIONAL INFORMATION
RS INVESTMENTS PRIVACY POLICY                                                                                     51
INVESTING WITH RS                                                                                                 53

RS DIVERSIFIED GROWTH FUND

INVESTMENT OBJECTIVE Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests principally in small-capitalization growth companies across a diversified mix of industries.

In selecting investments for the Fund, RS Investments may look to see:

-    whether the company has a superior management team;

- whether the company has experienced or has the potential for superior earnings-per-share momentum;

- whether there is a possible catalyst that has the potential to drive earnings and valuations higher, such as new management or a new product launch.

RS Investments may consider selling a security for the Fund if:

-    the stock price declines substantially below the purchase price;

- the price of the security attains RS Investments' price target or otherwise appears relatively high;

-    the company's business fundamentals turn negative;

- RS Investments believes that another investment offers a better opportunity.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, although it will not necessarily do so.


PRINCIPAL INVESTMENTS The Fund invests principally in equity securities of companies with market capitalizations of up to $1.5 billion, but may invest in larger companies. The Fund may at times invest a substantial portion of its assets in technology companies.


PRINCIPAL RISKS It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

- EQUITY SECURITIES RISK The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

- INVESTMENT STYLE RISK A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

- SMALL COMPANIES RISK Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

- OVERWEIGHTING RISK Overweighting investments in an industry or sector--such as the technology sector--increases the risk of loss, because the stocks of many or all of the companies in the industry or sector may decline in value due to developments adversely affecting the industry or sector.

- TECHNOLOGY INVESTMENT RISK Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-size companies and may be newly organized.

- CASH POSITION RISK To the extent the Fund holds assets in cash and not in the investments described above, the ability of the Fund to meet its objective may be limited.

- PORTFOLIO TURNOVER RISK Frequent purchases and sales of portfolio securities involve expenses and may result in taxable capital gains. In recent periods, the Fund has experienced annual portfolio turnover of nearly 500%, and may experience high portfolio turnover rates in the future.

- LIQUIDITY RISK Lack of a ready market or restrictions on resale may limit the Fund's ability to sell a security at an advantageous time or price.

PLEASE SEE "PRINCIPAL RISKS" BEGINNING ON PAGE 27 AND "OTHER INVESTMENT STRATEGIES AND RISKS" BEGINNING ON PAGE 30 FOR A DESCRIPTION OF THESE AND OTHER RISKS OF INVESTING IN THE FUND.

ANNUAL RETURN
(CALENDAR YEAR END)

97          29.45%
98          16.28%
99         150.21%
00         -26.91%
01           1.88%
02         -39.12%
03          57.91%

BEST QUARTER         Fourth Quarter 1999     62.94%
WORST QUARTER        Third Quarter 2001     -29.38%

FUND PERFORMANCE The chart and table to the left provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart to the left shows changes in the Fund's performance for the last seven calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE.

AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/03)


                                                                     SINCE
                                                                 INCEPTION
                                          1 YEAR     5 YEARS      (8/1/96)
Return Before Taxes                        57.91%      12.36%       17.69%

Return After Taxes
on Distributions+                          57.91%      10.37%       15.36%

Return After Taxes on
Distributions and Sale of
Fund Shares+                               37.64%       9.60%       14.30%

Russell 2000(R)Growth Index*
  (reflects no deduction for fees,
  expenses, or taxes)                      48.54%       0.86%        3.95%


+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Russell 2000(R)Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000(R)Index measures the performance of the 2,000 smallest companies in the Russell 3000(R)Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.

RS EMERGING GROWTH FUND

INVESTMENT OBJECTIVE Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests principally in smaller, rapidly growing emerging companies.

RS Investments typically considers a number of factors in evaluating a potential investment, including, for example:

-    whether the company has a distinct proprietary element;

-    whether it is gaining market share;

- whether it is earning superior margins or experiencing superior profitability;

-    whether its incremental margins have potential to show improving returns;

- whether it participates in an emerging space with a large market opportunity;

-    whether it has a strong management team.

RS Investments may consider selling a security for the Fund if:

- the company's growth rate deteriorates or its performance otherwise disappoints;

- the price of the security attains RS Investments' price target or otherwise appears relatively high;

- there is an unfavorable change in the company's management or corporate plans;

-    institutional ownership of the security increases substantially.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, although it will not necessarily do so.


PRINCIPAL INVESTMENTS The Fund invests in a portfolio of equity securities of companies that RS Investments believes have the potential for more rapid growth than the overall economy. The Fund normally invests at least 80% of its net assets in such emerging growth companies. Although the Fund may invest without limit in companies of any size, it is likely, under current market conditions, that a substantial amount of its investments will be in companies with market capitalizations of $1.5 billion or less. The Fund may at times invest a substantial portion of its assets in technology companies.


PRINCIPAL RISKS It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

- EQUITY SECURITIES RISK The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

- INVESTMENT STYLE RISK A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

- SMALL COMPANIES RISK Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

- OVERWEIGHTING RISK Overweighting investments in an industry or sector--such as the technology sector--increases the risk of loss, because the stocks of many or all of the companies in the industry or sector may decline in value due to developments adversely affecting the industry or sector.

- TECHNOLOGY INVESTMENT RISK Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-size companies and may be newly organized.

- CASH POSITION RISK To the extent the Fund holds assets in cash and not in the investments described above, the ability of the Fund to meet its objective may be limited.

- PORTFOLIO TURNOVER RISK Frequent purchases and sales of portfolio securities involve expenses and may result in taxable capital gains. In recent periods, the Fund has experienced annual portfolio turnover of nearly 200%, and may experience high portfolio turnover rates in the future.

- LIQUIDITY RISK Lack of a ready market or restrictions on resale may limit the Fund's ability to sell a security at an advantageous time or price.

PLEASE SEE "PRINCIPAL RISKS" BEGINNING ON PAGE 27 AND "OTHER INVESTMENT STRATEGIES AND RISKS" BEGINNING ON PAGE 30 FOR A DESCRIPTION OF THESE AND OTHER RISKS OF INVESTING IN THE FUND.

ANNUAL RETURN
(CALENDAR YEAR END)

94                    7.96%
95                   20.31%
96                   21.53%
97                   18.54%
98                   28.02%
99                  182.56%
00                  -25.04%
01                  -27.31%
02                  -40.16%
03                   46.74%


BEST QUARTER    Fourth Quarter 1999     75.17%
WORST QUARTER   Third Quarter 2001     -31.26%


FUND PERFORMANCE The chart and table on this page provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart above shows changes in the Fund's performance for the last ten calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE.

AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/03)


                                                                                          SINCE
                                                                                      INCEPTION
                                                   1 YEAR     5 YEARS    10 YEARS    (11/30/87)
Return Before Taxes                                 46.74%       6.22%      12.47%        16.83%

Return After Taxes
on Distributions+                                   46.74%       5.46%       9.74%        14.50%
Return After Taxes on
Distributions and Sale of
Fund Shares+                                        30.38%       5.04%       9.26%        13.93%
Russell 2000(R)Growth
  Index* (reflects no deduction for fees,
  expenses, or taxes)                               48.54%       0.86%       5.43%         9.22%


+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Russell 2000(R) Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.


     The RS Emerging Growth Fund is currently offered only to certain investors. See "Other Information About Purchasing Shares."

RS GROWTH FUND*

INVESTMENT OBJECTIVE [Long-term capital growth.]*

PRINCIPAL INVESTMENT STRATEGIES [The Fund invests principally in equity securities of growth companies.]*


In selecting investments for the Fund, RS Investments may look to see:

-    whether the company has a superior management team;

- whether the company has experienced or has the potential for superior earnings-per-share momentum;

- whether there is a possible catalyst that has the potential to drive earnings and valuations higher, such as new management or a new product launch.

RS Investments may consider selling a security for the Fund if:

-    the stock price declines substantially below the purchase price;

- the price of the security attains RS Investments' price target or otherwise appears relatively high;

-    the company's business fundamentals turn negative;

- RS Investments believes that another investment offers a better opportunity.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, although it will not necessarily do so.


PRINCIPAL INVESTMENTS [Although it may invest in companies of any size, the Fund invests principally in equity securities of companies with market capitalizations greater than $1.5 billion. The Fund may at times invest a substantial portion of its assets in technology companies.]*


PRINCIPAL RISKS It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

- EQUITY SECURITIES RISK The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

- INVESTMENT STYLE RISK A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

- MID-SIZE COMPANIES RISK Mid-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

- OVERWEIGHTING RISK Overweighting investments in an industry or sector--such as the technology sector--increases the risk of loss, because the stocks of many or all of the companies in the industry or sector may decline in value due to developments adversely affecting the industry or sector.

- TECHNOLOGY INVESTMENT RISK Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-size companies and may be newly organized.

- CASH POSITION RISK To the extent the Fund holds assets in cash and not in the investments described above, the ability of the Fund to meet its objective may be limited.

- PORTFOLIO TURNOVER RISK Frequent purchases and sales of portfolio securities involve expenses and may result in taxable capital gains. In recent periods, the Fund has experienced annual portfolio turnover in excess of 300%, and may experience high portfolio turnover rates in the future.

- LIQUIDITY RISK Lack of a ready market or restrictions on resale may limit the Fund's ability to sell a security at an advantageous time or price.

PLEASE SEE "PRINCIPAL RISKS" BEGINNING ON PAGE 27 AND "OTHER INVESTMENT STRATEGIES AND RISKS" BEGINNING ON PAGE 30 FOR A DESCRIPTION OF THESE AND OTHER RISKS OF INVESTING IN THE FUND.


*[The Board of Trustees has proposed to shareholders that the Fund's investment objective and certain investment policies be changed. If the changes are approved, the name of the Fund would be changed to "RS Growth Fund." The bracketed language above assumes shareholder approval of that proposal. If shareholder approval is not obtained, the name of the Fund, the Investment Objective, the first paragraph under Principal Investment Strategies, and the Principal Investments section will read as follows:

NAME RS Value + Growth Fund

INVESTMENT OBJECTIVE Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities of growth companies with favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for above-average returns.

                                 .   .   .

PRINCIPAL INVESTMENTS The Fund invests primarily in equity securities of mid- and large- capitalization companies (with market capitalizations greater than $1.5 billion). The Fund may at times invest a substantial portion of its assets in technology companies.]


ANNUAL RETURN
(Calendar Year End)

94           23.11%
95           42.70%
96           14.12%
97           13.81%
98           27.44%
99           28.43%
00          -11.09%
01          -20.43%
02          -27.53%
03           44.24%


BEST QUARTER    Fourth Quarter 1998        24.07%
WORST QUARTER   Third Quarter 2001        -17.89%


FUND PERFORMANCE The chart and table on this page provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart above shows changes in the Fund's performance for the1.last ten calendar years. The table to the left compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE.

AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/03)


                                                                                  SINCE
                                                                              INCEPTION
                                        1 YEAR     5 YEARS      10 YEARS      (5/12/92)
Return Before Taxes                      44.24%       -1.03%       10.69%         11.88%
Return After Taxes on
  Distributions+                         43.11%       -2.61%        8.75%         10.08%
Return After Taxes on
Distributions and Sale of
  Fund Shares+                           29.06%       -1.39%        8.72%          9.92%
Russell 1000(R) Growth
  Index* (reflects no deduction for
  fees, expenses, or taxes)              29.75%       -5.11%        9.21%          8.93%


+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Russell 1000(R) Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000(R) Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. Index results assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.

THE INFORMATION AGE FUND(R)

INVESTMENT OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests principally in the information technology sector. Companies in the information technology sector include companies that RS Investments considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data.

RS Investments typically considers a number of factors in evaluating a potential investment, including, for example:

-    whether the company has a distinct proprietary element;

-    whether it is gaining market share;

- whether it is earning superior margins or experiencing superior profitability;

-    whether its incremental margins have potential to show improving returns;

- whether it participates in an emerging space with a large market opportunity;

-    whether it has a strong management team.

THE INFORMATION TECHNOLOGY SECTOR. The following examples illustrate the wide range of products and services provided by companies in this sector:

- Computer hardware and software, including, for example, semiconductors, minicomputers, and peripheral equipment.

-    Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

-    Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.

A particular company will be considered to be in the information technology sector if, at the time of investment, at least 50% of the company's assets, gross income, or net profits are, in RS Investments' judgment, committed to, or derived from, industries in the information technology sector. A company will also be considered to be in the information technology sector if RS Investments considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

RS Investments may consider selling a security for the Fund if:

- the company's growth rate deteriorates or its performance otherwise disappoints;

- the price of the security attains RS Investments' price target or otherwise appears relatively high;

- there is an unfavorable change in the company's management or corporate plans;

-    institutional ownership of the security increases substantially.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, although it will not necessarily do so.

PRINCIPAL INVESTMENTS The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in the information technology sector. The Fund may invest in companies of any size. It is likely, however, that the Fund will, at times, invest a substantial portion of its assets in small- and mid-cap companies.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

- EQUITY SECURITIES RISK The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

- INVESTMENT STYLE RISK A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

- SMALL AND MID-SIZE COMPANIES RISK Small and mid-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

- CONCENTRATION RISK Concentrating investments in the information technology sector increases the risk of loss, because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector.

- TECHNOLOGY INVESTMENT RISK Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-size companies and may be newly organized.

- PORTFOLIO TURNOVER RISK Frequent purchases and sales of portfolio securities involve expenses and may result in taxable capital gains. In recent periods, the Fund has experienced annual portfolio turnover in excess of 300%, and may experience high portfolio turnover rates in the future.

- CASH POSITION RISK To the extent the Fund holds assets in cash and not in the investments described above, the ability of the Fund to meet its objective may be limited.

- LIQUIDITY RISK Lack of a ready market or restrictions on resale may limit the Fund's ability to sell a security at an advantageous time or price.

PLEASE SEE "PRINCIPAL RISKS" BEGINNING ON PAGE 27 AND "OTHER INVESTMENT STRATEGIES AND RISKS" BEGINNING ON PAGE 30 FOR A DESCRIPTION OF THESE AND OTHER RISKS OF INVESTING IN THE FUND.

ANNUAL RETURN
(Calendar Year End)

96           26.72%
97            6.15%
98           52.20%
99          126.22%
00          -35.09%
01          -22.11%
02          -48.04%
03           97.75%


BEST QUARTER    Fourth Quarter 1999      59.77%
WORST QUARTER   Third Quarter 2001      -33.81%


FUND PERFORMANCE The chart and table to the left provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance and an additional index. The bar chart to the left shows changes in the Fund's performance for the last eight calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index and an additional index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE.

AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/03)


                                                                   SINCE
                                                               INCEPTION
                                       1 YEAR     5 YEARS     (11/15/95)
Return Before Taxes                     97.75%       3.28%         10.41%
Return After Taxes
  on Distributions+                     97.75%       1.66%          9.04%
Return After Taxes on
Distributions and Sale of
  Fund Shares+                          63.54%       2.46%          8.76%
S&P 500(R)Index*
  (reflects no deduction for fees,
  expenses, or taxes)                   28.62%      -0.61%          9.72%
Pacific Stock Exchange
Technology Index**
  (reflects no deduction for fees,
   expenses, or taxes)                  52.14%       9.19%         16.21%


+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The S&P 500(R) Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.

** The Pacific Stock Exchange (PSE) Technology Index is an unmanaged price-weighted index comprised of stocks from 15 different industries, including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics, and biotechnology. Index results do not assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.

RS INTERNET AGE FUND(TM)

INVESTMENT OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in companies that RS Investments believes are likely to benefit substantially from the development of the Internet. Such companies may include (i) companies that provide access, infrastructure, content, products, or services to Internet companies or Internet users; (ii) companies engaged in e-commerce; and (iii) other companies in any industry that RS Investments believes are likely to benefit substantially as a direct or indirect result of the growth of the Internet. The Fund may sell securities short in an amount up to 25% of the value of the Fund's assets.

RS Investments typically considers a number of factors in evaluating a potential investment, including, for example:

-    whether the company has a distinct proprietary element;

-    whether it is gaining market share;

- whether it is earning superior margins or experiencing superior profitability;

-    whether its incremental margins have potential to show improving returns;

- whether it participates in an emerging space with a large market opportunity;

-    whether it has a strong management team.

The following examples illustrate the wide range of products and services provided by companies in which the Fund may invest:

- Computer hardware and software of any kind, including, for example, semiconductors, semiconductor equipment, Internet access devices and technologies, optical components, and any technology used in the distribution of data, voice, or interactive content.

- Telecommunications products and services including landline, satellite, and wireless technologies and any other related technology that may emerge in the future.

- E-commerce, including the distribution or sale of goods and services to individuals and businesses over the Internet or other means of electronic commerce.

- Medical products and services developed or provided through or using the Internet.

-    Multimedia products and services.

-    Data processing and interpretation products and services.

-    Dissemination of market, economic, and financial information.

The Fund may also invest in companies that RS Investments believes are likely to benefit indirectly from the development of the Internet. For example, the Fund might invest in media companies that RS Investments believes will benefit substantially from advertising by companies providing products or services to Internet users. As a result, the Fund's investments will not necessarily be limited to technology or similar companies but may include issuers in a wide range of industries.

RS Investments may consider selling a security for the Fund if:

- the company's growth rate deteriorates or its performance otherwise disappoints;

- the price of the security attains RS Investments' price target or otherwise appears relatively high;

- there is an unfavorable change in the company's management or corporate plans;

-    institutional ownership of the security increases substantially.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, although it will not necessarily do so.

PRINCIPAL INVESTMENTS The Fund invests principally in equity securities. The Fund will normally invest at least 80% of its net assets in companies that RS Investments believes are likely to benefit substantially from the development of the Internet. The Fund may invest in companies of any size. It is likely, however, that the Fund will, at times, invest a substantial portion of its assets in small- and mid-cap companies.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

- EQUITY SECURITIES RISK The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

- INVESTMENT STYLE RISK A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

- SMALL AND MID-SIZE COMPANIES RISK Small and mid-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

- CONCENTRATION RISK Concentrating investments in a particular sector--such as the technology sector--increases the risk of loss, because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector.

- TECHNOLOGY INVESTMENT RISK Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-size companies and may be newly organized.

- SHORT SALES RISK The Fund will lose money on a short sale if the value of the security sold short increases. The Fund may not be able to close out a short position at any particular time or at an acceptable price.

- CASH POSITION RISK To the extent the Fund holds assets in cash and not in the investments described above, the ability of the Fund to meet its objective may be limited.

- PORTFOLIO TURNOVER RISK Frequent purchases and sales of portfolio securities involve expenses and may result in taxable capital gains. In recent periods, the Fund has experienced annual portfolio turnover in excess of 300%, and may experience high portfolio turnover rates in the future.

- LIQUIDITY RISK Lack of a ready market or restrictions on resale may limit the Fund's ability to sell a security at an advantageous time or price.

PLEASE SEE "PRINCIPAL RISKS" BEGINNING ON PAGE 27 AND "OTHER INVESTMENT STRATEGIES AND RISKS" BEGINNING ON PAGE 30 FOR A DESCRIPTION OF THESE AND OTHER RISKS OF INVESTING IN THE FUND.

ANNUAL RETURN
(Calendar Year End)

00        -46.39%
01        -11.79%
02        -43.23%
03        101.22%


BEST QUARTER   Fourth Quarter 2001    53.60%
WORST QUARTER  Fourth Quarter 2000   -39.65%


FUND PERFORMANCE The chart and table to the left provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance and an additional index. The bar chart to the left shows the Fund's performance for the last four calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index and an additional index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE.

AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/03)


                                                              SINCE
                                                          INCEPTION
                                              1 YEAR      (12/1/99)
Return Before Taxes                           101.22%         -9.74%

Return After Taxes
on Distributions+                             101.22%         -9.74%

Return After Taxes on Distributions
  and Sale of Fund Shares+                     65.80%         -8.06%

S&P 500(R)Index*
  (reflects no deduction for fees,
  expenses, or taxes)                          28.62%         -4.09%
TheStreet.com/PHLX
Internet Sector Index-DOT**
  (reflects no deduction for fees,
  expenses, or taxes)                          78.69%        -35.63%


+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The S&P 500(R)Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees and expenses.

** TheStreet.com/PHLX Internet Sector Index-DOT is an unmanaged, equal dollar-weighted index containing 25 leading Internet companies involved in Internet commerce, service, and software. Index results do not assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees and expenses.

RS MIDCAP OPPORTUNITIES FUND


INVESTMENT OBJECTIVE Long-term [capital growth.]*


PRINCIPAL INVESTMENT STRATEGIES The Fund invests principally in equity securities of mid-cap companies. RS Investments currently considers a company to be a mid-cap company if the company has a market capitalization of at least $1.5 billion and at most 120% of the market capitalization of the largest company included in the Russell Midcap(R) Index on the date of the last reconstitution of that index (currently, approximately $12.8 billion, based on the size of the largest company as of the reconstitution on July 1, 2003).

In selecting investments for the Fund, RS Investments may look to see:

-    whether the company has a superior management team;

- whether the company has experienced or has the potential for superior earnings-per-share momentum;

- whether there is a possible catalyst that has the potential to drive earnings and valuations higher, such as new management or a new product launch.

RS Investments may consider selling a security for the Fund if:

-    the stock price declines substantially below the purchase price;

- the price of the security attains RS Investments' price target or otherwise appears relatively high;

-    the company's business fundamentals turn negative;

- RS Investments believes that another investment offers a better opportunity.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, although it will not necessarily do so.


PRINCIPAL INVESTMENTS The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in companies considered by RS Investments at the time to be mid-cap companies. The Fund may at times invest a substantial portion of its assets in technology companies.*


PRINCIPAL RISKS It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

- EQUITY SECURITIES RISK The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

- INVESTMENT STYLE RISK A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

- MID-SIZE COMPANIES RISK Mid-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

- OVERWEIGHTING RISK Overweighting investments in an industry or sector--such as the technology sector--increases the risk of loss, because the stocks of many or all of the companies in the industry or sector may decline in value due to developments adversely affecting the industry or sector.

- TECHNOLOGY INVESTMENT RISK Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-size companies and may be newly organized.

- CASH POSITION RISK To the extent the Fund holds assets in cash and not in the investments described above, the ability of the Fund to meet its objective may be limited.

- PORTFOLIO TURNOVER RISK Frequent purchases and sales of portfolio securities involve expenses and may result in taxable capital gains. In recent periods, the Fund has experienced annual portfolio turnover in excess of 500%, and may experience high portfolio turnover rates in the future.

- LIQUIDITY RISK Lack of a ready market or restrictions on resale may limit the Fund's ability to sell a security at an advantageous time or price.

PLEASE SEE "PRINCIPAL RISKS" BEGINNING ON PAGE 27 AND "OTHER INVESTMENT STRATEGIES AND RISKS" BEGINNING ON PAGE 30 FOR A DESCRIPTION OF THESE AND OTHER RISKS OF INVESTING IN THE FUND.


*[The Board of Trustees has proposed to shareholders that the investment objective of the Fund be changed. The bracketed language above assumes shareholder approval of the proposal. If shareholder approval is not obtained the Fund's investment objective will be "long-term total return," and the following sentence will appear at the end of the Principal Investments section: "The Fund may at times invest a portion of its assets in debt securities." ]


ANNUAL RETURN
(Calendar Year End)

96      24.16%
97      22.40%
98      11.65%
99      56.12%
00      -6.28%
01     -14.01%
02     -26.41%
03      48.49%


BEST QUARTER    Fourth Quarter 1999     33.16%
WORST QUARTER   Third Quarter 2001     -26.63%


FUND PERFORMANCE The chart and table to the left provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart to the left shows changes in the Fund's performance for the last eight calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE.

AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/03)


                                                                   SINCE
                                                               INCEPTION
                                         1 YEAR     5 YEARS    (7/12/95)
Return Before Taxes                       48.49%       6.57%       12.04%
Return After Taxes
  on Distributions+                       48.49%       2.62%        8.36%
Return After Taxes on
Distributions and Sale of
  Fund Shares+                            31.52%       3.37%        8.42%
Russell Midcap(R)
Growth  Index*
  (reflects no deduction for fees,
  expenses, or taxes)                     42.71%       2.01%        8.58%


+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Russell Midcap(R)Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell Midcap(R)Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.

RS SMALLER COMPANY GROWTH FUND

INVESTMENT OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests principally in smaller growth companies.

In selecting investments for the Fund, RS Investments may look for:

-    companies with sustainable revenue and earnings growth;

- companies that have a sustainable competitive advantage, superior financial characteristics, and strong management;

-    companies that are underfollowed by Wall Street analysts.

The Fund may sell a stock when RS Investments believes that:

-    a company no longer provides these advantages;

-    the stock's price fully reflects the company's value.

The Fund has in recent periods frequently held a substantial portion of its assets in cash and cash equivalents. The Fund may, but will not necessarily, continue to do so in the future.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, although it will not necessarily do so.

PRINCIPAL INVESTMENTS The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in companies considered by RS Investments at the time to be smaller companies--currently, companies with market capitalizations of $1.5 billion or less. Historically, the Fund has invested in companies with market capitalizations on the smaller side of this range. The Fund may at times invest a substantial portion of its assets in technology companies.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

- EQUITY SECURITIES RISK The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

- INVESTMENT STYLE RISK A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

- SMALL COMPANIES RISK Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

- OVERWEIGHTING RISK Overweighting investments in an industry or sector--such as the technology sector--increases the risk of loss, because the stocks of many or all of the companies in the industry or sector may decline in value due to developments adversely affecting the industry or sector.

- TECHNOLOGY INVESTMENT RISK Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-size companies and may be newly organized.

- CASH POSITION RISK To the extent the Fund holds assets in cash and not in the investments described above, the ability of the Fund to meet its objective may be limited.

- PORTFOLIO TURNOVER RISK Frequent purchases and sales of portfolio securities involve expenses and may result in taxable capital gains. In recent periods, the Fund has experienced annual portfolio turnover in excess of 200%, and may experience high portfolio turnover rates in the future.

- LIQUIDITY RISK Lack of a ready market or restrictions on resale may limit the Fund's ability to sell a security at an advantageous time or price.

PLEASE SEE "PRINCIPAL RISKS" BEGINNING ON PAGE 27 AND "OTHER INVESTMENT STRATEGIES AND RISKS" BEGINNING ON PAGE 30 FOR A DESCRIPTION OF THESE AND OTHER RISKS OF INVESTING IN THE FUND.

ANNUAL RETURN
(Calendar Year End)

97           30.45%
98           -0.63%
99           56.66%
00            4.44%
01            8.31%
02          -39.07%
03           60.91%


BEST QUARTER    Fourth Quarter 1999      34.90%
WORST QUARTER   Third Quarter 2002      -27.06%


FUND PERFORMANCE The chart and table to the left provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart to the left shows changes in the Fund's performance for the last seven calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE.

AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/03)


                                                                        SINCE
                                                                    INCEPTION
                                               1 YEAR    5 YEARS    (8/15/96)
Return Before Taxes                             60.91%     11.68%       13.08%
Return After Taxes
  on Distributions+                             60.91%     10.70%       12.41%

Return After Taxes on
  Distributions and Sale of
  Fund Shares+                                  39.59%      9.77%       11.33%

Russell 2000(R)Growth Index*
  (reflects no deduction for fees,
  expenses, or taxes)                           48.54%      0.86%        3.53%


+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Russell 2000(R)Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R)Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R)Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.

RS CONTRARIAN VALUE FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term growth. The Fund seeks to increase shareholder capital over the long term.


PRINCIPAL INVESTMENT STRATEGIES [The Fund invests principally in equity securities of mid-cap companies, and in smaller companies with market capitalizations of at least $1.0 billion, that RS Investments believes are undervalued.]* RS Investments currently considers a company to be a mid-cap company if it has a market capitalization of at least $1.5 billion and at most 120% of the market capitalization of the largest company included in the Russell Midcap(R) Index on the date of the last reconstitution of that index (currently, approximately $12.8 billion, based on the size of the largest company as of the reconstitution on July 1, 2003). The Fund invests most of its assets in securities of U.S. companies, but typically also invests a portion of its assets in foreign securities. The Fund may at times invest a portion of its assets in debt securities.


In evaluating investments for the Fund, RS Investments typically employs a value methodology, combining Graham & Dodd balance sheet analysis and cash flow analysis (such as the Holt/Value Search cash-flow model). RS Investments typically performs fundamental analysis to identify companies that it believes are undervalued--including, for example, companies that have not yet been discovered or have not yet become popular, unpopular companies with potential for increases in value due to structural changes or due to changed circumstances, or previously popular companies that are out of favor due to short-term factors.

RS Investments may perform a number of analyses in evaluating a potential investment, including, for example:

-    Performing fundamental research focusing on business analysis;

-    Observing how management allocates capital;

-    Striving to understand the unit economics of the business of the company;

-    Studying the cash flow rate of return on capital employed;

-    Discerning the sources and uses of cash;

-    Considering how management is compensated;

-    Asking how the stock market is pricing the entire company.

RS Investments may consider selling a stock for the Fund if, for example:

-    The stock reaches what RS Investments considers its warranted value;

-    Returns on capital deteriorate;

-    Company management makes a poor capital allocation decision.

Since its inception, the Fund has typically held a substantial portion of its assets in cash and cash equivalents. The Fund may, but will not necessarily, continue to do so in the future.

PRINCIPAL INVESTMENTS The Fund invests principally in equity securities. The Fund may at times invest a portion of its assets in debt securities.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

- EQUITY SECURITIES RISK The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.


- [SMALL AND MID-SIZE COMPANIES RISK Small and mid-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.]*

- INVESTMENT STYLE RISK A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

- FOREIGN SECURITIES RISK Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments

- OVERWEIGHTING RISK Overweighting investments in an industry or sector increases the risk of loss, because the stocks of many or all of the companies in the industry or sector may decline in value due to developments adversely affecting the industry or sector.

- LIQUIDITY RISK Lack of a ready market or restrictions on resale may limit the Fund's ability to sell a security at an advantageous time or price.

- CASH POSITION RISK To the extent the Fund holds assets in cash and not in the investments described above, the ability of the Fund to meet its objective may be limited.


- DEBT SECURITIES RISK The value of a company's debt securities is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the securities. Convertible debt securities are subject to the risks of investing in both debt and equity securities.


- PORTFOLIO TURNOVER RISK Frequent purchases and sales of portfolio securities involve expenses and may result in taxable capital gains. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100%, and may experience high portfolio turnover rates in the future.

PLEASE SEE "PRINCIPAL RISKS" BEGINNING ON PAGE 27 AND "OTHER INVESTMENT STRATEGIES AND RISKS" BEGINNING ON PAGE 30 FOR A DESCRIPTION OF THESE AND OTHER RISKS OF INVESTING IN THE FUND.


*[The Board of Trustees has proposed to shareholders that they approve a change to the Fund's investment policies. The bracketed language assumes shareholder approval of the proposal. If shareholder approval is not obtained, the first sentence of the Principal Investment Strategies section will read as follows:
"The Fund invests principally in equity securities of mid-cap companies that RS Investments believes are undervalued." In addition, references to small companies in the Small and Mid-size Companies Risk paragraph will be removed.]


ANNUAL RETURN
(Calendar Year End)

94              -5.52%
95              30.86%
96              21.68%
97             -29.51%
98             -32.69%
99              38.31%
00              10.30%
01              -8.25%
02               1.38%
03              65.98%


BEST QUARTER   Second Quarter 1999     21.71%
WORST QUARTER  Third Quarter 1998     -30.17%


FUND PERFORMANCE The chart and table on this page provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of broad measures of market performance. The bar chart above shows changes in the Fund's performance for the last ten calendar years. The table to the left compares the Fund's performance to two broad-based market indices. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE.

AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/03)


                                                                                     SINCE
                                                                                 INCEPTION
                                             1 YEAR     5 YEARS     10 YEARS     (6/30/93)
Return Before Taxes                           65.98%      18.69%        5.33%         6.19%
Return After Taxes on
  Distributions+                              65.98%      18.69%        5.03%         5.91%
Return After Taxes on
  Distributions and Sale of
  Fund Shares+                                42.89%      16.57%        4.47%         5.28%
Russell Midcap(R)Value
Index* (reflects no deduction for fees,
  expenses, or taxes)                         38.07%       8.73%       13.04%        12.80%
MSCI AC World Free
  Index** (reflects no deduction for fees,
  expenses,                                   34.63%       0.02%        7.15%         7.59%


+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Russell Midcap(R) Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap(R)Index with lower price-to-book ratios and lower forecasted growth values. (The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(R)Index, which consists of the 1,000 largest U.S. companies based on total market capitalization). Index results assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.

** The Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is an unmanaged market-capitalization-weighted index composed of companies representative of the market or taxes) structure of 49 developed and emerging market countries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.

RS GLOBAL NATURAL RESOURCES FUND

INVESTMENT OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests principally in equity securities of issuers in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States.

Companies in natural resources industries include companies that RS Investments considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources include, for example, energy sources, precious metals, forest products, real estate, food, nonferrous metals, and other basic commodities.

Companies in natural resources industries may include, for example:

- Companies that participate in the discovery and development of natural resources from new or conventional sources.

- Companies that own or produce natural resources such as oil, natural gas, precious metals, and other commodities.

- Companies that engage in the transportation, distribution, or processing of natural resources.

- Companies that contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation, and pollution control.

- Companies that provide related services such as mining, drilling, chemicals, and related parts and equipment.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are, in RS Investments' judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if RS Investments considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

RS Investments typically performs fundamental analysis to identify companies offering the potential for capital appreciation. RS Investments may use a cash flow-return analysis to evaluate investments for the Fund and attempt to identify companies with rates of return that exceed their costs of capital over a commodity cycle.

Since its inception, the Fund has typically held a substantial portion of its assets in cash and cash equivalents. The Fund may, but will not necessarily, continue to do so in the future.


PRINCIPAL INVESTMENTS The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in securities of companies RS Investments considers to be principally engaged in natural resources industries. The Fund may at times invest a portion of its assets in debt securities.


PRINCIPAL RISKS It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

- EQUITY SECURITIES RISK The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

- INVESTMENT STYLE RISK A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

- FOREIGN SECURITIES RISK Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments.

- CONCENTRATION RISK Concentrating investments in the natural resources sector increases the risk of loss, because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector.

- LIQUIDITY RISK Lack of a ready market or restrictions on resale may limit the Fund's ability to sell a security at an advantageous time or price.

- CASH POSITION RISK To the extent the Fund holds assets in cash and not in the investments described above, the ability of the Fund to meet its objective may be limited.


- DEBT SECURITIES RISK The value of a company's debt securities is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the securities. Convertible debt securities are subject to the risks of investing in both debt and equity securities.


- PORTFOLIO TURNOVER RISK Frequent purchases and sales of portfolio securities involve expenses and may result in taxable capital gains. In recent periods, the Fund has experienced annual portfolio turnover of nearly 200%, and may experience high portfolio turnover rates in the future.

PLEASE SEE "PRINCIPAL RISKS" BEGINNING ON PAGE 27 AND "OTHER INVESTMENT STRATEGIES AND RISKS" BEGINNING ON PAGE 30 FOR A DESCRIPTION OF THESE AND OTHER RISKS OF INVESTING IN THE FUND.

ANNUAL RETURN
(Calendar Year End)

96              41.21%
97             -17.14%
98             -34.45%
99              22.39%
00              25.85%
01               0.61%
02              17.04%
03              42.13%


BEST QUARTER   Second Quarter 1999     28.04%
WORST QUARTER  Third Quarter 1998     -22.47%


FUND PERFORMANCE The chart and table to the left provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance and an additional index. The bar chart to the left shows changes in the Fund's performance for the last eight calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index and an additional index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE.

AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/03)


                                                                           SINCE
                                                                       INCEPTION
                                              1 YEAR      5 YEARS     (11/15/95)
Return Before Taxes                            42.13%       20.85%          8.90%
Return After Taxes on
  Distributions+                               42.13%       20.85%          8.76%
Return After Taxes on
  Distributions and Sale of
  Fund Shares+                                 27.38%       18.55%          7.76%
S&P 500(R)Index*
  (reflects no deduction for
  fees, expenses, or taxes)                    28.62%       -0.61%          9.72%
Lipper Natural Resources
Index**
 (reflects no deduction for
 fees, expenses, or taxes)                     26.24%       12.05%         10.02%


+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The S&P 500(R) Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.

** The Lipper Natural Resources Index is an unmanaged, equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds, adjusted for the reinvestment of capital gains distributions and income dividends. Unlike the Fund, the index does not incur fees or expenses.

RS PARTNERS FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term growth. The Fund seeks to increase shareholder capital over the long term.


PRINCIPAL INVESTMENT STRATEGIES
The Fund invests principally in equity securities of companies with market capitalizations of up to [$3 billion] that RS Investments believes are undervalued. In evaluating investments for the Fund, RS Investments employs a value methodology, combining Graham & Dodd balance sheet analysis and cash flow analysis (such as the Holt/Value Search cash-flow model). The Fund may invest most or all of its assets in securities of U.S. companies, but may also invest any portion of its assets in foreign securities. The Fund is a non-diversified mutual fund. Note: It is expected that the Board of Trustees will vote to change the classification of the Fund to diversified status. In such event the preceeding sentence will be deleted.


RS Investments may perform a number of analyses in evaluating a potential investment, including, for example:

-    Performing fundamental research focusing on business analysis;

-    Observing how management allocates capital;

-    Striving to understand the unit economics of the business of the company;

-    Studying the cash flow rate of return on capital employed;

-    Discerning the sources and uses of cash;

-    Considering how management is compensated;

-    Asking how the stock market is pricing the entire company.

RS Investments may consider selling a stock for the Fund if, for example:

-    The stock reaches what RS Investments considers its warranted value;

-    Returns on capital deteriorate;

-    Company management makes a poor capital allocation decision.

Since its inception, the Fund has typically held a substantial portion of its assets in cash and cash equivalents. The Fund may, but will not necessarily, continue to do so in the future.

PRINCIPAL INVESTMENTS The Fund invests principally in equity securities. The Fund may at times invest a portion of its assets in debt securities.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

- EQUITY SECURITIES RISK The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

- INVESTMENT STYLE RISK A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

- SMALL AND MID-SIZE COMPANIES RISK Small and mid-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.


- DEBT SECURITIES RISK The value of a company's debt securities is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the securities. Convertible debt securities are subject to the risks of investing in both debt and equity securities.

- NONDIVERSIFICATION RISK A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so that a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

- FOREIGN SECURITIES RISK Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments.

- OVERWEIGHTING RISK Overweighting investments in an industry or sector increases the risk of loss, because the stocks of many or all of the companies in the industry or sector may decline in value due to developments adversely affecting the industry or sector.

- LIQUIDITY RISK Lack of a ready market or restrictions on resale may limit the Fund's ability to sell a security at an advantageous time or price.

- CASH POSITION RISK To the extent the Fund holds assets in cash and not in the investments described above, the ability of the Fund to meet its objective may be limited.

- PORTFOLIO TURNOVER RISK Frequent purchases and sales of portfolio securities involve expenses and may result in of taxable capital gains. In recent periods, the Fund has experienced annual portfolio turnover of nearly 200%, and may experience high portfolio turnover rates in the future.

PLEASE SEE "PRINCIPAL RISKS" BEGINNING ON PAGE 27 AND "OTHER INVESTMENT STRATEGIES AND RISKS" BEGINNING ON PAGE 30 FOR A DESCRIPTION OF THESE AND OTHER RISKS OF INVESTING IN THE FUND.


*[The Board of Trustees has proposed to shareholders that they approve a change to the Fund's investment policies. The bracketed language assumes shareholder approval of the proposal. If shareholder approval is not obtained, the reference to $3 billion will be replaced with a reference to $2 billion.]


ANNUAL RETURN
(Calendar Year End)

96                      43.15%
97                      18.08%
98                     -27.38%
99                       3.73%
00                      31.44%
01                      16.72%
02                       1.23%
03                      65.63%


BEST QUARTER    Second Quarter 2003     24.95%
WORST QUARTER   Third Quarter 1998     -23.37%


FUND PERFORMANCE The chart and table to the left provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart to the left shows changes in the Fund's performance for the last eight calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE.

AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/03)


                                                                          SINCE
                                                                      INCEPTION
                                               1 YEAR     5 YEARS     (7/12/95)
Return Before Taxes                             65.63%      21.69%        15.54%
Return After Taxes on
   Distributions+                               62.77%      20.95%        14.65%
Return After Taxes on
Distributions and Sale of
  Fund Shares+                                  43.23%      18.85%        13.39%
Russell 2000(R)Value
  Index* (reflects no deduction for fees,
  expenses, or taxes)                           46.03%      12.28%        13.36%


+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Russell 2000(R)Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R)Index with lower price-to-book ratios and lower forecasted growth values. (The Russell 2000(R)IndeX measures the performance of the 2,000 smallest companies in the Russell 3000(R)Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.

YOUR INVESTMENT

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


                                  RS               RS                              THE             RS
                              DIVERSIFIED       EMERGING                       INFORMATION      INTERNET
                                 GROWTH          GROWTH         RS GROWTH      AGE FUND(R)    AGE FUND(TM)
Management Fees(1)                    1.00%           1.00%           1.00%           1.00%           1.00%
Distribution (12b-1) Fees             0.25%           0.25%           0.25%           0.25%           0.25%
Other Expenses                        0.36%           0.36%           0.35%           0.37%           0.51%
                              ------------    ------------    ------------    ------------    ------------
Total Annual Fund Operating
Expenses(1)                           1.61%           1.61%           1.60%           1.62%           1.76%
Expense Limitation(2)                    -               -           (0.11)%             -               -
Net Expenses(1), (2)                  1.61%           1.61%           1.49%           1.62%           1.76%

                                               RS SMALLER                       RS GLOBAL
                                RS MIDCAP       COMPANY       RS CONTRARIAN      NATURAL
                              OPPORTUNITIES      GROWTH          VALUE(R)       RESOURCES     RS PARTNERS

Management Fees(1)                    1.00%           1.00%           1.00%           1.00%           1.00%
Distribution (12b-1) Fees             0.25%           0.25%           0.25%           0.25%           0.25%
Other Expenses                        0.34%           0.34%           0.39%           0.44%           0.31%
                              ------------    ------------    ------------    ------------    ------------
Total Annual Fund Operating
Expenses(1)                           1.59%           1.59%           1.64%           1.69%           1.56%
Expense Limitation(2)                (0.10)%             -           (0.15)%         (0.20)%         (0.07)%
Net Expenses(1), (2)                  1.49%           1.59%           1.49%           1.49%           1.49%


(1) Management Fees, Total Annual Fund Operating Expenses, and Net Expenses have been restated to reflect reductions in the management fees paid by RS Internet Age Fund(TM) and RS Smaller Company Growth Fund from 1.25% to 1.00%.

(2) Net Expenses show the effect of expense limitations on Total Annual Fund Operating Expenses. The expense limitations are imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2005. RS Investments may terminate the limitation for any of the Funds after that date.

Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

SHAREHOLDER FEES
(paid directly from your investment)

Maximum Sales (Load) Imposed on Purchases                              None
Maximum Deferred Sales Charge (Load)                                   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends            None
Redemption Fee(1)                                                      None
Exchange Fee                                                           None

(1)  A $9.00 fee is charged for redemptions made by bank wire.

EXAMPLE This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated, whether or not redeemed at the end of such periods. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses for the first year are the same as those shown on the previous page under "Net Expenses" and for all subsequent years are the same as those shown on the previous page under "Total Annual Fund Operating Expenses." Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

Example of Annual Fund Operating Expenses
(based on $10,000 investment)

                                    1 YEAR    3 YEARS     5 YEARS   10 YEARS
RS Diversified Growth Fund         $    164   $    508   $    876   $  1,911
RS Emerging Growth Fund            $    164   $    508   $    876   $  1,911
RS Growth Fund                     $    152   $    494   $    860   $  1,891
The Information Age Fund(R)        $    165   $    511   $    881   $  1,922
RS Internet Age Fund(TM)           $    179   $    554   $    954   $  2,073
RS MidCap Opportunities Fund       $    152   $    492   $    856   $  1,881
RS Smaller Company Growth Fund     $    162   $    402   $    866   $  1,889
RS Contrarian Value Fund           $    152   $    503   $    878   $  1,931
RS Global Natural Resources Fund   $    152   $    513   $    899   $  1,981
RS Partners Fund                   $    152   $    486   $    843   $  1,851

ADDITIONAL INFORMATION ABOUT INVESTMENT

STRATEGIES AND RISKS

There is no guarantee that a Fund will achieve its objective, and you could lose some or all of your money by investing. In the sections that follow more detail is provided about the Funds' principal risks and about circumstances that could adversely affect the value of a Fund's shares or its total return.

The Funds' investment strategies and the portfolio investments of many of the Funds differ from those of most other mutual funds. RS Investments seeks to identify favorable securities, economic and market sectors, and investment opportunities that other investors and investment advisers may not have identified. RS Investments may devote more of a Fund's assets to pursuing an investment opportunity than many other mutual funds might; it may buy or sell an investment at times different from when most other mutual funds might do so; and it may select investments for a Fund that would be inappropriate for other mutual funds. Each Fund may hold a substantial portion of its assets in cash or cash equivalents.

The Trustees of the Trust may change the investment objective and policies of any Fund without a vote of the shareholders unless otherwise specifically stated.

PRINCIPAL RISKS

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by each Fund can change over time. The "Investments and Risks"
section in the Statement of Additional Information includes more information about the Funds, their investments, and related risks.

EQUITY SECURITIES RISK The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.


INVESTMENT STYLE RISK Different types of stocks -- such as growth style stocks or value type stocks -- tend to shift into and out of favor with investors depending on changes in market and economic conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.


SMALL OR MID-SIZE COMPANIES RISK Small and mid-size companies may offer greater opportunities for capital appreciation than larger companies, but they tend to be more vulnerable to adverse developments than larger companies, and investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. In addition, such companies may have been recently organized and have little or no track record of success. Also, RS Investments may not have had an opportunity to evaluate such newer companies' performance in adverse or fluctuating market conditions. The securities of small and mid-size companies may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Some securities of smaller issuers may be illiquid or may be restricted as to resale. See "Liquidity Risk" on page

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29.

PORTFOLIO TURNOVER RISK The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Portfolio turnover rates for each of the Funds are set forth under "Financial Highlights."

CONCENTRATION RISK (THE INFORMATION AGE FUND(R), RS INTERNET AGE FUND(TM), AND RS GLOBAL NATURAL RESOURCES FUND) The Information Age Fund(R), RS Internet Age Fund(TM), and RS Global Natural Resources Fund will concentrate their investments in companies in a particular sector as described in the Fund Summaries above. When a Fund concentrates its investments in a particular sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector.

TECHNOLOGY COMPANIES Investments in technology companies, including companies in the Internet or biotechnology sectors, may be highly volatile. Technology companies operate in markets that are characterized by rapid change, evolving industry standards, frequent new service and product announcements, introductions, and enhancements, and changing customer demands. The failure of a company to adapt to such changes could have a material adverse effect on the company's business, results of operations, and financial condition. In addition, the widespread adoption of new technologies or other technological changes could require substantial expenditures by a company to modify or adapt its services or infrastructure, which could have a material adverse effect on its business, results of operations, and financial condition. Changes in prices may reflect, for example, changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of technology investments generally. Technology companies may be dependent on a limited management group, and turnover in management may have an adverse effect on a company's profits or viability. Technology company values may be significantly affected by intense competition, changes in consumer preferences, challenges in achieving product compatibility, and government regulation. Securities of technology companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions.

NATURAL RESOURCES INDUSTRIES Investments in companies in natural resources industries can be significantly affected by changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

OVERWEIGHTING RISK Overweighting investments in certain sectors or industries increases the risk that a Fund will suffer a greater loss because of declines in the prices of stocks in those sectors or industries. Price declines may result from factors that affect a particular sector or industries, such as labor shortages or increased production costs, competitive conditions, or negative investor perceptions. For more information about the risks of investing in companies in the technology sector, see "Concentration Risk" above.

NONDIVERSIFICATION RISK (RS PARTNERS FUND) RS Partners Fund is not "diversified" within the meaning of the Investment Company Act of 1940 and therefore is able to invest its assets in a more limited number of issuers than a diversified fund. To the extent the Fund has invested in a relatively small number of issuers, a decline in the market value of a particular security held by RS Partners Fund may affect the Fund's value more than if the Fund were a diversified fund investing in a larger number of issuers. See the "Taxes"
section in the Statement of Additional Information for more detail.


FOREIGN SECURITIES RISK Investments in foreign securities entail risks not present in domestic investments. Because foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, foreign withholding or other taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund's investments in certain foreign countries. A Fund may buy or sell foreign currencies for future delivery and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. There is no limit on the amount of a Fund's assets that may be invested in foreign securities.


SHORT SALES (RS INTERNET AGE FUND(TM)) RS Internet Age Fund(TM) may sell a security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.


DEBT SECURITIES RISK (RS CONTRARIAN VALUE FUND, GLOBAL NATURAL RESOURCES FUND, AND RS PARTNERS FUND) Fixed-income securities and other debt securities are obligations of their issuers to make payments of principal and/or interest on future dates. As interest rates rise, the values of the Fund's debt securities are likely to fall. This risk is generally greater for debt securities with longer maturities. Debt securities also carry the risk that the issuer or the guarantor of a security will be unable or unwilling to make timely principal and/or interest payments, or otherwise to honor its obligations. This risk is particularly pronounced for lower-quality, high- yielding debt securities. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of the Fund's investments in such securities may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Statement of Additional Information.


LIQUIDITY RISK (PRINCIPALLY, RS CONTRARIAN VALUE FUND, RS GLOBAL NATURAL RESOURCES FUND, AND RS PARTNERS FUND) Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of a Fund to dispose of such securities at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities during periods when RS Investments would otherwise have sold them. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities.

CASH POSITIONS A Fund may hold any portion of its assets in cash or cash equivalents at any time, or for an extended time. RS Investments will determine the amount of a Fund's assets to be held in cash or cash equivalents in its sole discretion, based on such factors as it may consider appropriate under the circumstances. To the extent the Fund holds assets in cash and otherwise uninvested, the ability of the Fund to meet its objective may be limited.

YOUR INVESTMENT

OTHER INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in the Fund Summaries at the beginning of the Prospectus, the Funds may at times use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that RS Investments might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the investment adviser. Please see "Investments and Risks" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

CONVERTIBLE SECURITIES RISK (RS MIDCAP OPPORTUNITIES FUND, RS CONTRARIAN VALUE FUND AND RS PARTNERS FUND) Convertible securities include corporate bonds, debentures, notes, or preferred stocks that can be exchanged for common stock or other equity securities of the same or a different issuer. As a result, convertible securities are subject to the general risks of investing in debt securities and to the risks of investment in equity securities, as well.

REPURCHASE AGREEMENTS The Funds may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

DEFENSIVE STRATEGIES At times, RS Investments may judge that market conditions make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, RS Investments may, without notice, temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these defensive strategies, a Fund may hold assets in cash and cash equivalents and in other investments RS Investments believes to be consistent with the Fund's best interests. If such a temporary defensive strategy is implemented, a Fund may not achieve its investment objective.

RISK OF SUBSTANTIAL REDEMPTIONS If substantial numbers of shares in a Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly in order to meet the redemptions. The Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them, resulting in a reduction in the Fund's net asset value per share; in addition, a substantial reduction in the size of the Fund may make it difficult for RS Investments to execute its investment program successfully for the Fund for a period following the redemptions. Similarly, the values of the portfolio securities of a Fund might be adversely affected if one or more other investment accounts managed by RS Investments in an investment style similar to that of the Fund were to experience substantial redemptions and those accounts were required to sell portfolio securities quickly or at an inopportune time.

All percentage limitations on investments in this Prospectus will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. (As a result, the actual investments making up a Fund's portfolio may not at a particular time comport with any such limitation due to increases or decreases in the values of securities held by the Fund.) References in the discussion of a Fund's investment policies above to 80% of the Fund's net assets refer to that percentage of the aggregate of the Fund's net assets and the amount, if any, of borrowings by the Fund for investment purposes. A policy requiring a Fund to invest at least 80% of its net assets in certain investments may be changed by the Trustees upon at least 60 days' prior written notice to shareholders.

MANAGEMENT OF THE FUNDS

RS Investment Management, L.P. ("RS Investments"), a California limited partnership, 388 Market Street, San Francisco, CA 94111, is the investment adviser for each of the Funds. RS Investments or its investment advisory affiliates have been managing mutual fund investments since 1987.

Subject to such policies as the Trustees may determine, RS Investments furnishes a continuing investment program for the Funds and makes investment decisions on their behalf. The Trust pays all expenses not assumed by RS Investments including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Funds' Distribution Plan.

RS Investments places all orders for purchases and sales of the Funds' investments. In selecting broker-dealers, RS Investments may consider research and brokerage services furnished to it and its affiliates.

It is possible that RS Investments or its affiliates or clients may hold securities issued by the same issuers and may, in some cases, have acquired the securities at different times, on more favorable terms, or at more favorable prices than a Fund.

RS Investments manages other accounts with investment objectives and policies similar to those of the Funds, which pay fees at rates lower than the fees paid by the Funds.

LEGAL MATTERS RS Investments has been contacted by the staff of the United States Securities and Exchange Commission (the "SEC") and the Office of the New York State Attorney General (the "NYAG") in connection with their investigations of "market timing" in mutual fund shares. RS Investments is cooperating with these investigations. The SEC staff has made a preliminary determination to recommend that the SEC bring civil enforcement actions against RS Investments and certain of its officers and employees, some of whom are also officers of the Trust. RS Investments believes that the regulators' concerns relate principally to market timing activities involving the RS Emerging Growth Fund. RS Investments is currently engaged in discussions with the staff of the SEC and NYAG in an effort to reach a satisfactory resolution of these matters. There can be no assurance that any such resolution will be reached, or that these matters will not have an adverse effect on any of the Funds.


ADMINISTRATIVE SERVICES Each of RS Diversified Growth, The Information Age(R), RS Internet Age(TM), RS MidCap Opportunities, RS Smaller Company Growth, and RS Global Natural Resources Funds has entered into an agreement with RS Investments pursuant to which RS Investments provides administrative services to the Fund. No fees are payable by the Funds under the agreement.

Advisory Fees
(as a percentage of each Fund's average net assets)

                                        ADVISORY       CONTRACTUAL
                                    FEES PAID(1)              RATE
RS Diversified Growth Fund                  1.00%             1.00%
RS Emerging Growth Fund                     1.00%             1.00%
RS Growth Fund                              1.00%             1.00%
The Information Age Fund(R)                 1.00%             1.00%
RS Internet Age Fund(TM)                    1.14%             1.00%(2)
RS MidCap Opportunities Fund                1.00%             1.00%
RS Smaller Company Growth Fund              1.19%             1.00%(3)
RS Contrarian Value Fund                    1.00%             1.00%
RS Global Natural Resources Fund            1.00%             1.00%
RS Partners Fund                            1.00%             1.00%

(1) Advisory Fees Paid reflect the effects of any expense limitation in effect during the year. They also reflect reimbursements to RS Investments by the Funds during the year for expenses borne by RS Investments under applicable expense limitations.
(2)  Reduced from 1.25% to 1.00% effective September 23, 2003.
(3)  Reduced from 1.25% to 1.00% effective November 5, 2003.

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YOUR INVESTMENT

PORTFOLIO MANAGERS

[PHOTO OF STEPHEN J. BISHOP]


STEPHEN J. BISHOP has been co-portfolio manager of the RS INTERNET AGE FUND(TM) since February 2001 and of THE INFORMATION AGE FUND(R) since July 2001. Mr. Bishop joined RS Investments in 1996 as a research analyst, primarily covering the technology sector. Prior to joining the firm, he was an analyst in the corporate finance department of Dean Witter Reynolds, Inc. for two years, and prior to that, he worked as a summer associate at RCM Capital Management. He has more than nine years of investment experience. Mr. Bishop holds a B.A. in economics from the University of Notre Dame and an M.B.A. from Harvard Business School.


[PHOTO OF JAMES L. CALLINAN]

JAMES L. CALLINAN has managed the RS EMERGING GROWTH FUND since 1996. He has also been a co-portfolio manager of the RS INTERNET AGE FUND(TM) since its inception and THE INFORMATION AGE FUND(R) since July 2001. Prior to joining the firm in 1996, Mr. Callinan was portfolio manager of the Putnam OTC Emerging Growth Fund for two years and served on the investment team of Putnam's growth group for nine years. He received a B.A. in economics from Harvard College, an M.S. in accounting from New York University, and an M.B.A. from Harvard Business School. Mr. Callinan is also a Chartered Financial Analyst.

[PHOTO OF DAVID J. KELLEY]


DAVID J. KELLEY has been a co-portfolio manager of the RS PARTNERS FUND and the RS CONTRARIAN VALUE FUND since January 2004. Prior to joining RS Investments in 2002 as an analyst in the RS Value Group, Mr. Kelley was a small-cap analyst at Pequot Capital Management for three years. Previously, he had served as an analyst for three years with Crestwood Capital, an ING affiliated hedge fund group, and spent three years at Goldman Sachs & Company in the mergers and acquisitions department. Mr. Kelley earned a B.A. in history from Yale University and an M.B.A. from Harvard Business School.


[PHOTO OF WENDELL H. LAIDLEY]

WENDELL H. LAIDLEY has been a co-portfolio manager of the RS INTERNET AGE FUND(TM) and THE INFORMATION AGE FUND(R) since February 2002. Prior to joining RS Investments in 2002, he was a director and senior equity analyst in the Technology Group of Credit Suisse First Boston for four years. He also held research analyst positions at Deutsche Bank Technology Group; at Wessels, Arnold & Henderson; and at Volpe, Welty & Company. Mr. Laidley holds a B.A. in economics from Hobart & William Smith College.

[PHOTO OF ANDREW P. PILARA]

ANDREW P. PILARA, JR. has managed the RS PARTNERS FUND and the RS GLOBAL NATURAL RESOURCES FUND since their inceptions. Mr. Pilara has been responsible for the management of the RS CONTRARIAN VALUE FUND since January 2001. Prior to joining the firm in 1993, he was president of Pilara Associates, an investment management firm he established in 1974. He has been involved in the securities business for over 30 years, with experience in portfolio management, research, trading, and sales. Mr. Pilara holds a B.A. in economics from St. Mary's College.

[PHOTO OF JOHN H. SEABERN]

JOHN H. SEABERN is a co-portfolio manager of the RS DIVERSIFIED GROWTH FUND and has served on the Fund's management team since its inception. Prior to joining the firm in 1993, he was a performance analyst at Duncan-Hurst Capital Management for two years. Mr. Seabern holds a B.S. degree in finance from the University of Colorado, and is a Chartered Financial Analyst.

[PHOTO OF JAY M. SHERWOOD]

JAY M. SHERWOOD has been a co-portfolio manager of the RS MIDCAP OPPORTUNITIES FUND since January 2003 and became a co-portfolio manager of the RS GROWTH FUND on August 1, 2003. Before joining RS Investments in 1995 as an analyst in the growth equities group, he obtained his CPA at Deloitte & Touche. Mr. Sherwood holds a B.A. in economics and business from the University of California at Los Angeles, and is a Chartered Financial Analyst.

[PHOTO OF ALLISON K. THACKER]

ALLISON K. THACKER has been a co-portfolio manager of the RS INTERNET AGE FUND(TM) and THE INFORMATION AGE FUND(R) since April 2003. Prior to joining RS Investments in 2000 as an analyst covering Internet and consumer discretionary stocks, she worked as an analyst at Putnam Investments and as an analyst in the energy group at Merrill Lynch & Company for a total of three years. Ms. Thacker holds a B.A. in economics from Rice University and an M.B.A. from Harvard Business School.

[PHOTO OF JOHN L. WALLACE]

JOHN L. WALLACE has managed the RS MIDCAP OPPORTUNITIES FUND and the RS DIVERSIFIED GROWTH FUND since their inceptions. Mr. Wallace has also led a team of investment professionals managing the RS GROWTH FUND since July 2001. Mr. Wallace is currently a co-portfolio manager of the three Funds. Prior to joining the firm in 1995, he was a vice president at Oppenheimer Management Corporation and portfolio manager of the Oppenheimer Main Street Income and Growth Fund for nine years. Mr. Wallace holds a B.A. from the University of Idaho and an M.B.A. from Pace University.

[PHOTO OF JOSEPH A. WOLF]

JOSEPH A. WOLF has been a co-portfolio manager of the RS PARTNERS FUND and the RS CONTRARIAN VALUE FUND since January 2004. Prior to joining RS Investments in 2001 as an analyst in the RS Value Group, Mr. Wolf was the founder, director, and vice president of corporate development for zUniversity, an affinity marketing company focused on university students and alumni. Previously, he had worked as a senior financial analyst at Goldman Sachs & Company for four years in both the equities division and the strategic consulting group. Mr. Wolf holds a B.A. in medicine and psychology from Vanderbilt University and an M.B.A. from Harvard Business School.

[PHOTO OF WILLIAM J. WOLFENDEN]

WILLIAM J. WOLFENDEN III has managed the RS SMALLER COMPANY GROWTH FUND since joining RS Investments in April 2001. Prior to that time, Mr. Wolfenden had been at Dresdner RCM Global Investors since 1994, where he served on the micro-cap and small-cap growth investment management teams. Previously, he spent four years in commercial banking for Westamerica Bank and the Bank of California. Mr. Wolfenden holds a B.A. in economics from Southern Methodist University and an M.B.A. with a dual concentration in finance and accounting from Vanderbilt University.

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YOUR INVESTMENT

HOW SHARES ARE PRICED

Each Fund calculates the net asset value of its shares by dividing the total value of its assets, less its liabilities, by the number of shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. The Funds value their portfolio securities for which market quotations are readily available at market value. Exchange-traded securities are generally valued at the last reported sale price on the principal exchange where they are traded. Securities traded principally on NASDAQ are generally valued at the NASDAQ official closing price. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. The Funds value all other securities and assets at their fair values as determined in accordance with guidelines and procedures adopted by the Trust's Board of Trustees.

The Funds will not price their shares on days when the New York Stock Exchange is closed.

All assets and liabilities of a Fund denominated in foreign currencies are valued using the exchange rates quoted at the close of the London Stock Exchange. As a result, fluctuations in the values of such currencies in relation to the U.S. dollar will affect the net asset value of a Fund's shares even if there has not been any change in the values of such securities as quoted in such foreign currencies. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the net asset value of a Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information for large numbers of securities issues, the values of certain securities (such as convertible bonds) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities may occur between such times and the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If events that, in RS Investments' judgment, materially affect the values of such securities occur during such period, then these securities may be valued at their fair values following procedures approved by the Trustees.

HOW TO PURCHASE SHARES

IMPORTANT NOTE: The following information relates generally to purchases of shares by investors directly from the Funds, and not through broker-dealers, investment advisers, financial consultants, plan servicing agents, or other intermediaries of any kind. The terms and conditions that apply to purchases through such entities may differ substantially from those that apply to purchases directly from the Funds. For example, such intermediaries may impose different minimum purchase requirements and may impose fees and charges that would not apply to a purchase directly from the Funds. Account options available to clients of such intermediaries may differ substantially from those available to investors purchasing shares directly from the Funds. If you are not purchasing shares directly from the Fund, you should contact your intermediary directly for specific information.

Currently, the minimum initial investment in any Fund is $5,000 ($1,000 for IRA and for gift/transfer-to-minor accounts), and subsequent investments must be at least $100 ($1 for IRAs). (The minimum investment may be waived by RS Investments for specific investors or types of investors.) You may obtain an Application by calling RS Investments at 1-800-766-FUND (3863), by visiting RS Investments' Web site at www.RSinvestments.com, or by writing to RS Investments at 388 Market Street, San Francisco, CA 94111. For more information on RS Funds IRAs, please call to request an IRA Disclosure Statement.

INITIAL INVESTMENTS You may make your initial investment by mail, online through debit of your bank account, or by wire transfer as described on the next page.


- BY MAIL Send a completed Application, together with a check made payable to the Fund in which you intend to invest (or, if you are investing in more than one Fund, make your check payable to RS Investment Trust), to the Funds' transfer agent, Boston Financial Data Services (the "Transfer Agent"), at P.O. Box 219717, Kansas City, MO 64121-9717.


- BY OVERNIGHT MAIL Send the information described above to the Funds' Transfer Agent, 330 West 9th Street, First Floor, Kansas City, MO 64105-1514.

- ONLINE Complete an online Application using the RS Investments Web site at www.RSinvestments.com. Online purchase instructions will be accepted only if the purchase price is paid through debit of your bank account. There is a limit of $50,000 on online purchase transactions. You may also download from the Web site an Application or Automatic Investment Plan form to open an account, complete it by hand, and mail it to RS Investments, along with a check and/or banking instructions. For additional online investing instructions, please visit www.RSinvestments.com.

- BY WIRE Telephone the Fund's Transfer Agent at 1-800-766-FUND (3863). Indicate the name(s) to be used on the account registration, the mailing (and street) address, your Social Security Number or tax ID number, birthdate, the amount being wired, the name of your wiring bank, and the name and telephone number of a contact person at the wiring bank.

     Then instruct your bank to wire the specified amount, along with your account name and number to:
     State Street Bank and Trust Company
     ABA#011 000028
     Attn: Custody
     DDA# 99047177
     225 Franklin Street Boston, MA 02110
     Credit:[Name of Fund]
     For further credit:
     (Shareholder's name)
     (Shareholder's account #)

At the same time, you MUST mail a completed and signed Application to the Fund's Transfer Agent at P.O. Box 219717, Kansas City, MO 64121-9717. Please include your account number on the Application. No purchase of shares by wire will be effected until the Transfer Agent has received your completed and signed application.

SUBSEQUENT INVESTMENTS After your account is open, you may invest through RS Investments' Web site, mail, telephone, or wire at any time. Please include your name and account number on all checks and wires. If you are making investments for a number of accounts, please provide separate wires or checks for the different accounts.

- AUTOBUY The Autobuy option allows you to purchase shares by moving money directly from your checking account to a Fund. If you have established the Autobuy option, you may purchase additional shares for an existing account in any amount that does not exceed the cumulative dollar value held in the account by calling the Transfer Agent at 1-800-766-FUND (3863) and instructing the Transfer Agent as to the dollar amount you wish to invest. The investment will automatically be processed through the Automatic Clearing House (ACH) system. Shares will be issued at the net asset value per share after the Fund accepts your order, which will typically be on the date when you provide proper instructions to the Transfer Agent (assuming you do so prior to the close of the New York Stock Exchange). There is no fee for this option. If you did not establish this option at the time you opened your account, you need to send your account information along with a voided check to the Transfer Agent at P.O. Box 219717, Kansas City, MO 64121-9717.


OTHER INFORMATION ABOUT PURCHASING SHARES The RS Emerging Growth Fund is currently offered (by purchase or exchange) only to existing investors, certain retirement plans, investors purchasing shares through certain financial institutions, employees of RS Investments and its affiliates, and their family members, and Trustees of the Trust and their family members. Contact RS Investments for more information. The Trust or RS Investments may change or waive this limitation at any time or from time to time in its discretion.


All purchases of Fund shares are subject to acceptance by the Fund and are not binding until accepted and shares are issued. Failure to specify a Fund and account information may delay processing of purchases. Purchases of Fund shares are generally made at the net asset value next determined after the purchase is accepted. (See "How Shares Are Priced.") However, orders received by certain retirement plans and other financial institutions on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent on the following business day may be effected at the net asset value determined on the prior business day. Please initiate any wire transfer early in the morning to ensure that the wire is received by a Fund before the close of the New York Stock Exchange, normally 4:00 p.m. Eastern Time.

All purchases must be made in U.S. dollars, and checks should be drawn on banks located in the U.S. Third-party checks will not be accepted as payment for purchases. If your purchase of shares is canceled due to nonpayment or because a check does not clear, you will be held responsible for any loss incurred by the Funds or the Transfer Agent. Each Fund can redeem shares to reimburse it or the Transfer Agent for any such loss.

Each Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this Prospectus.

A Fund may decide to restrict purchase and sale activity in its shares based on various factors, including but not limited to whether the purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

No share certificates will be issued.

The Funds, RS Investments, or PFPC Distributors, Inc. ("PFPC Distributors"), the Funds' distributor, may in their discretion make payments for shareholder servicing, subaccounting, and other services to any intermediary through whom investors buy or hold shares in the Funds.

A Fund's shares will likely continue to be offered for sale even if a portfolio manager for the Fund holds a negative outlook at the time for the Fund's investment style or asset class.

HOW TO SELL SHARES

IMPORTANT NOTE: The following information relates generally to sales of shares held by investors directly in the Funds, and not through broker-dealers, investment advisers, financial consultants, plan servicing agents, or other intermediaries of any kind. Your ability to sell shares through such entities may be limited, and such intermediaries may impose fees or charges that would not apply to shares held directly in the Funds. If you hold shares through an intermediary, you should contact the intermediary directly for specific information.

You may redeem your shares, or sell your shares back to the appropriate Fund, on any business day by following one of the procedures explained below.

- BY MAIL You may redeem your shares of a Fund by mailing a written request for redemption to the Transfer Agent at P.O. Box 219717, Kansas City, MO 64121-9717, includes the following:

     -    number of shares or dollar amount to be redeemed;
     -    your Fund and account number; and
     - is signed by you and all other owners of the account exactly as their names appear on the account.

If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents that support their authority to effect a redemption.

- BY TELEPHONE Unless you have indicated you do not wish to establish telephone redemption privileges (see the Application or call the Transfer Agent for details), you may redeem shares by calling the Transfer Agent at 1-800-766-FUND (3863) by the close of the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on any day the New York Stock Exchange is open for business.

     If an account has more than one owner, the Transfer Agent may rely on the telephone instructions of any one owner. Each Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions. If procedures established by the Trust or the Transfer Agent are not followed, the Funds and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

     Telephone redemption is not available for shares held in IRAs. Each Fund may change, modify, or terminate its telephone redemption services at any time upon 30 days notice.

- ONLINE Cash redemptions requested through RS Investments' Web site will be paid to the same bank account from which the payment to RS Investments originated. A limit of $50,000 is imposed on online redemption transactions.

     You may be able to initiate many transactions electronically. Neither the Funds nor the Transfer Agent will be responsible for any losses resulting from unauthorized transactions if they follow reasonable security procedures designed to verify the identity of the investor. The Transfer Agent may request personalized security codes or other information. For additional online investing instructions, please visit www.RSinvestments.com.

- BY WIRE If your financial institution receives Federal Reserve wires, you may send instructions to the Transfer Agent at P.O. Box 219717, Kansas City, MO 64121-9717, that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial institution's complete wiring instructions.

     The Funds will forward proceeds from telephone redemptions only to the bank account or brokerage account that you have authorized in writing. A $9.00 wire fee will be paid either by redeeming shares from your account, or upon a full redemption, deducting the fee from the proceeds.

- AUTOSELL The Autosell option allows you to redeem shares from your RS Fund accounts and to have the proceeds sent directly to your checking account. If you have established the Autosell option, you may redeem shares by calling the Transfer Agent at 1-800-766-FUND (3863) and instructing it as to the dollar amount or number of shares you wish to redeem. The proceeds will automatically be sent to your bank through the Automatic Clearing House (ACH) system. There is no fee for this option. If you did not establish this option at the time you opened your account, you need to request an Automatic Investment Plan form and send it with a voided check to the Transfer Agent at P.O. Box 219717, Kansas City, MO 64121-9717.

GENERAL REDEMPTION POLICIES The redemption price per share is the net asset value per share determined as of the close of regular trading on the New York Stock Exchange after the Transfer Agent receives the request for redemption in proper form, and each Fund will make payment for redeemed shares within seven days thereafter. Orders received by certain retirement plans and other financial institutions on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent on the following business day may be effected at the net asset value determined on the prior business day. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to 15 days after the Fund's receipt of the check or until the check has cleared, whichever occurs first. If you purchase shares of a Fund through the Autobuy option and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to 15 days after your purchase of shares through the Autobuy option is accepted.

During any 90-day period, the Trust will pay in cash all requests to redeem shares by any one shareholder, up to the lesser of $250,000 and 1% of the value of a Fund's net assets at the beginning of the period. Should redemptions by any shareholder of a Fund exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder typically will incur brokerage and other costs in converting the securities to cash.

You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent through RS Investments' Web site or by an overnight courier service.

RS Investments reserves the right to redeem shares in any account which drops below $2,000 due to shareholder redemptions. You are allowed 60 days to make an additional investment before the account is liquidated. The minimum does not apply to IRAs or other retirement accounts, Coverdell Education Savings Accounts, Uniform Gifts/Transfers to Minors Act accounts, or Systematic Savings accounts.

EXCHANGES

Shares of one Fund may be exchanged for shares of another Fund. Exchanges of shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required, and the shareholder is a resident of a state where shares of the Fund in question are qualified for sale and qualifies to purchase shares of that Fund. (You may not exchange shares of a Fund for shares of the RS Emerging Growth Fund unless you are currently a shareholder of the RS Emerging Growth Fund or you are otherwise eligible to purchase shares of that Fund.) However, you may not exchange your investment more than four times in any 12-month period (including the initial exchange of your investment from a Fund during the period, and subsequent exchanges of that investment from other Funds during the same 12-month period).

You should note that an exchange is a taxable event and will generally result in a taxable gain or loss. Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days prior notice to shareholders.

Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Application or call the Transfer Agent at 1-800-766-FUND
(3863) for details), you may make exchanges by telephone.

USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their net asset values at the time of the redemption.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry forwards) to shareholders at least annually (more often, if necessary to avoid certain excise or income taxes on the Fund).

You may choose either of the following distribution options:

-    Reinvest your distributions in additional shares of your Fund.
-    Receive your distributions in cash.

All distributions will be automatically reinvested in Fund shares unless you request cash payment with at least 10 days prior written notice to the Transfer Agent.

TAXES

QUALIFICATION AS A REGULATED INVESTMENT COMPANY Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to meet all requirements that are necessary for it to be relieved of federal income taxes on income and gains it distributes to shareholders and to avoid imposition of excise taxes. A Fund will distribute substantially all of its net income and net short-term and long-term capital gains on a current basis.

TAXES ON DIVIDENDS AND DISTRIBUTIONS For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have held Fund shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rate applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before you invested in the Fund (and thus were included in the price paid for the Fund shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by each of the Funds for the preceding year.

TAXES WHEN YOU SELL OR EXCHANGE YOUR SHARES Any gain resulting from the sale or exchange of your shares in the Funds will also generally be subject to federal income tax as capital gains.

FOREIGN INVESTMENTS A Fund's investments in foreign securities may be subject to foreign withholding and other taxes. In that case, a Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities and foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

CONSULT YOUR TAX ADVISER ABOUT OTHER POSSIBLE TAX CONSEQUENCES This is a summary of certain federal tax consequences of investing in a Fund. You should consult your tax adviser for more information on your own tax situation, including possible foreign, state, and local taxes.

DISTRIBUTION ARRANGEMENTS AND RULE 12b-1 FEES

PFPC Distributors is the principal underwriter of the Funds' shares. To compensate PFPC Distributors for the services it provides and for the expenses it bears in connection with the distribution of Fund shares, each Fund makes payments to PFPC Distributors under a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan is a compensation plan. Under the Plan, each of the Funds pays PFPC Distributors compensation, accrued daily and paid monthly, at the annual rate of 0.25% of the Fund's average daily net assets. Because Rule 12b-1 fees are paid out of a Fund, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries) they may not share equally in the benefits of the Plan.

RS Investments performs certain services in respect of the promotion of the shares of the Funds. PFPC Distributors pays to RS Investments a portion of the payments received by PFPC Distributors under the Distribution Plan, in respect of those services.

RS Investments or PFPC Distributors, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of the Funds' shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial institution-sponsored special events. In some instances, this compensation may be made available only to certain financial institutions whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws or rules of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

In addition to payments under the Distribution Plan, the Funds reimburse PFPC Distributors and RS Investments for payments they make to financial institutions that provide certain shareholder services. The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

The Funds pay distribution and other fees for the sale of their shares and for services provided to shareholders out of the Funds' assets on an ongoing basis. As a result, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

A Fund may pay distribution fees and other amounts described above at a time when shares of the Fund are not being actively promoted to new investors generally.

FINANCIAL HIGHLIGHTS

  RS DIVERSIFIED GROWTH FUND

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
    Net asset value, beginning of period               $     14.16    $     23.26    $     22.83    $     32.99    $     15.89

    Net investment income/(loss)                             (0.14)         (0.19)         (0.18)         (0.25)            --

    Net realized and unrealized gain/(loss)                   8.34          (8.91)          0.61          (8.69)         22.58

    TOTAL OPERATIONS                                          8.20          (9.10)          0.43          (8.94)         22.58

    Distribution from net investment income                     --             --             --             --             --

    Distribution from net realized capital gain                 --             --             --          (1.22)         (5.48)

    Net asset value, end of period                     $     22.36    $     14.16    $     23.26    $     22.83    $     32.99

    TOTAL RETURN                                             57.91%        (39.12)%         1.88%        (26.91)%       150.21%

    Net assets, end of period (thousands)              $ 1,089,598    $   570,814    $   853,309    $   567,888    $   304,746

    Net ratio of expenses to average net                      1.48%          1.50%          1.52%          1.51%          1.84%
    assets(1)

    Gross ratio of expenses to average net                    1.63%          1.69%          1.71%          1.66%          1.89%
    assets

    Net ratio of net investment                              (0.92)%        (1.11)%        (1.03)%        (1.01)%        (1.40)%
    income/(loss) to average net assets(1)

    Gross ratio of net investment                            (1.07)%        (1.30)%        (1.22)%        (1.16)%        (1.44)%
    income/(loss) to average net assets

    Portfolio turnover rate                                    305%           223%           255%           383%           473%

    Per-share data has been determined by using the average number of shares outstanding throughout the period.

    Distributions reflect actual per-share amounts distributed for the period.


(1) Pursuant to a securities lending arrangement, the borrower of the securities paid certain expenses of the Fund to the Fund's service providers. The net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets have been reduced to reflect the corresponding reduction in expenses paid by the Fund. In the absence of that arrangement, the net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets would be 1.71% and (1.22)%, respectively, for 2001, 1.66% and (1.27)%, respectively, for 2002, and 1.61% and (1.05)%, respectively, for 2003.


RS DIVERSIFIED GROWTH FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

RS EMERGING GROWTH FUND

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
    Net asset value, beginning of period               $     19.15    $     32.00    $     44.02    $     60.67    $     22.95

    Net investment income/(loss)                             (0.35)         (0.34)         (0.29)         (0.47)          0.14

    Net realized and unrealized gain/(loss)                   9.30         (12.51)        (11.73)        (14.74)         40.89

    TOTAL OPERATIONS                                          8.95         (12.85)        (12.02)        (15.21)         41.03

    Distribution from net investment income                     --             --             --             --             --

    Distribution from net realized capital                      --             --             --          (1.44)         (3.31)
    gain

    Net asset value, end of period                     $     28.10    $     19.15    $     32.00    $     44.02    $     60.67

    TOTAL RETURN                                             46.74%        (40.16)%       (27.31)%       (25.04)%       182.56%

    Net assets, end of period (thousands)              $ 1,613,299    $ 1,307,774    $ 2,473,783    $ 3,867,028    $ 3,579,620

    Net ratio of expenses to average net                      1.49%          1.53%          1.37%          1.29%          1.51%
    assets(1)

    Gross ratio of expenses to average net                    1.61%          1.68%          1.59%          1.50%          1.51%
    assets

    Net ratio of net investment                              (1.39)%        (1.35)%        (0.79)%        (0.82)%        (1.19)%
    income/(loss) to average net assets(1)

    Gross ratio of net investment                            (1.51)%        (1.50)%        (1.01)%        (1.03)%        (1.19)%
    income/(loss) to average net assets

    Portfolio turnover rate                                    190%           166%           148%           157%           177%

    Per-share data has been determined by using the average number of shares outstanding throughout the period.

    Distributions reflect actual per-share amounts distributed for the period.


(1) Pursuant to a securities lending arrangement, the borrower of the securities paid certain expenses of the Fund to the Fund's service providers. The net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets have been reduced to reflect the corresponding reduction in expenses paid by the Fund. In the absence of that arrangement, the net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets would be 1.59% and (1.01)%, respectively, for 2001, 1.68% and (1.50)%, respectively, for 2002, and 1.61% and (1.51)%, respectively, for 2003.

The RS Emerging Growth Fund is currently offered only to certain investors. See "Other Information About Purchasing Shares."


RS EMERGING GROWTH FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

FINANCIAL HIGHLIGHTS

RS GROWTH FUND

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
Net asset value, beginning of period                   $     12.37    $     17.07    $     24.62    $     30.43    $     25.92

Net investment income/(loss)                                 (0.12)         (0.15)         (0.21)         (0.33)            --

Net realized and unrealized gain/(loss)                       5.57          (4.55)         (4.80)         (3.14)          7.16

TOTAL OPERATIONS                                              5.45          (4.70)         (5.01)         (3.47)          7.16

Distribution from net investment income                         --             --             --             --             --

Distribution from net realized capital gain                  (0.50)            --          (2.54)         (2.34)         (2.65)

Net asset value, end of period                         $     17.32    $     12.37    $     17.07    $     24.62    $     30.43

TOTAL RETURN                                                 44.24%        (27.53)%       (20.43)%       (11.09)%        28.43%

Net assets, end of period (thousands)                  $   223,726    $   170,431    $   297,613    $   482,194    $   673,900

Net ratio of expenses to average net assets                   1.58%          1.62%          1.60%          1.53%          1.59%

Gross ratio of expenses to average net                        1.65%          1.67%          1.61%          1.53%          1.59%
assets

Net ratio of net investment income/(loss)                    (0.81)%        (0.87)%        (0.96)%        (1.05)%        (1.20)%
to average net assets

Gross ratio of net investment                                (0.88)%        (0.92)%        (0.97)%        (1.05)%        (1.20)%
income/(loss) to average net assets

Portfolio turnover rate                                        262%           346%           172%            71%            80%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Distributions reflect actual per-share amounts distributed for the period.

RS GROWTH FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

THE INFORMATION AGE FUND(R)

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED
                                                          12/31/03       12/31/02       12/31/01       12/31/00         12/31/99

  Net asset value, beginning of period                 $      7.55    $     14.53    $     19.01    $     35.79      $     17.96

  Net investment income/(loss)                               (0.14)         (0.18)         (0.14)         (0.40)              --

  Net realized and unrealized gain/(loss)                     7.52          (6.80)         (4.05)        (12.05)           21.72

  TOTAL OPERATIONS                                            7.38          (6.98)         (4.19)        (12.45)           21.72

  Distribution from net investment income                       --             --             --             --               --

  Distribution from net realized capital                        --             --          (0.29)         (4.33)           (3.89)
  gain

  Net asset value, end of period                       $     14.93    $      7.55    $     14.53    $     19.01      $     35.79

  TOTAL RETURN                                               97.75%        (48.04)%       (22.11)%       (35.09)%         126.22%

  Net assets, end of period (thousands)                $   241,956    $    50,354    $   125,099    $   201,820      $   354,636

  Net ratio of expenses to average net                        1.57%          1.74%          1.67%          1.54%            1.68%
  assets(1)

  Gross ratio of expenses to average net                      1.67%          1.80%          1.70%          1.54%            1.69%
  assets

  Net ratio of net investment                                (1.52)%        (1.59)%        (0.87)%        (1.22)%          (1.54)%
  income/(loss) to average net assets(1)

  Gross ratio of net investment                              (1.62)%        (1.65)%        (0.90)%        (1.22)%          (1.55)%
  income/(loss) to average net assets

  Portfolio turnover rate                                      194%           219%           318%           185%             182%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Distributions reflect actual per-share amounts distributed for the period.

(1) Pursuant to a securities lending arrangement, the borrower of the securities paid certain expenses of the Fund to the Fund's service providers. The net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets have been reduced to reflect the corresponding reduction in expenses paid by the Fund. In the absence of that arrangement, the net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets would be 1.62% and (1.57)%, respectively, for 2003.

THE INFORMATION AGE FUND(R) The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

FINANCIAL HIGHLIGHTS

RS INTERNET AGE FUND(TM)

                                                                                                                   PERIOD 12/1/00
                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED           THROUGH
                                                          12/31/03       12/31/02       12/31/01       12/31/00       12/31/99(1)
    Net asset value, beginning of period               $      3.27    $      5.76    $      6.53    $     12.18    $     10.00

    Net investment income/(loss)                             (0.07)         (0.08)         (0.05)         (0.20)            --

    Net realized and unrealized gain/(loss)                   3.38          (2.41)         (0.72)         (5.45)          2.18

    TOTAL OPERATIONS                                          3.31          (2.49)         (0.77)         (5.65)          2.18

    Distribution from net investment income                     --             --             --             --             --

    Distribution from net realized capital                      --             --             --             --             --
    gain

    Net asset value, end of period                     $      6.58    $      3.27    $      5.76    $      6.53    $     12.18

    TOTAL RETURN                                            101.22%        (43.23)%       (11.79)%       (46.39)%        21.80%

    Net assets, end of period (thousands)              $   125,968    $    35,059    $    69,069    $   100,281    $   103,585

    Net ratio of expenses to average net                      1.82%          2.08%          1.85%          1.78%          1.76%(3)
    assets(2)

    Gross ratio of expenses to average net                    1.95%          2.31%          2.16%          2.00%          1.82%(3)
    assets

    Net ratio of net investment                              (1.77)%        (1.96)%        (0.81)%        (1.52)%        (1.34)%(3)
    income/(loss) to average net assets(2)

    Gross ratio of net investment                            (1.90)%        (2.19)%        (1.12)%        (1.74)%        (1.40)%(3)
    income/(loss) to average net assets

    Portfolio turnover rate                                    208%           203%           315%           238%             2%

    Per-share data has been determined using the average number of shares outstanding throughout the period.

(1) RS Internet Age Fund(TM) commenced operations on December 1, 1999.


(2) Pursuant to a securities lending arrangement, the borrower of the securities paid certain expenses of the Fund to the Fund's service providers. The net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets have been reduced to reflect the corresponding reduction in expenses paid by the Fund. In the absence of that arrangement, the net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets would be 2.11% and (1.07)%, respectively, for 2001, 2.23% and (2.11)%, respectively, for 2002, and 1.89% and (1.84)%, respectively, for 2003.


(3) Annualized.

RS INTERNET AGE FUND(TM) The financial highlights table above is intended to help you understand the financial performance of the Fund since the Fund commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

RS MIDCAP OPPORTUNITIES FUND

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
Net asset value, beginning of period                   $      7.30    $      9.92    $     11.65    $     15.92    $     14.04

Net investment income/(loss)                                 (0.06)         (0.06)          0.10          (0.02)          0.04

Net realized and unrealized gain/(loss)                       3.60          (2.56)         (1.73)         (1.09)          6.95

TOTAL OPERATIONS                                              3.54          (2.62)         (1.63)         (1.11)          6.99

Distribution from net investment income                         --             --          (0.10)         (0.02)         (0.05)

Distribution from net realized capital gain                     --             --             --          (3.14)         (5.06)

Net asset value, end of period                         $     10.84    $      7.30    $      9.92    $     11.65    $     15.92

TOTAL RETURN                                                 48.49%        (26.41)%       (14.01)%        (6.28)%        56.12%

Net assets, end of period (thousands)                  $   141,147    $    88,507    $   156,326    $   197,915    $   226,529

Net ratio of expenses to average net assets(1)                1.53%          1.53%          1.47%          1.39%          1.59%

Gross ratio of expenses to average net assets                 1.63%          1.67%          1.67%          1.58%          1.67%

Net ratio of net investment income/(loss) to                 (0.76)%        (0.60)%         0.87%         (0.14)%         0.31%
average net assets(1)

Gross ratio of net investment income/(loss)                  (0.86)%        (0.74)%         0.67%         (0.33)%         0.23%
to average net assets

Portfolio turnover rate                                        253%           401%           409%           542%           408%

    Per-share data has been determined by using the average number of shares outstanding throughout the period.

    Distributions reflect actual per-share amounts distributed for the period.


(1) Pursuant to a securities lending arrangement, the borrower of the securities paid certain expenses of the Fund to the Fund's service providers. The net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets have been reduced to reflect the corresponding reduction in expenses paid by the Fund. In the absence of that arrangement, the net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets would be 1.65% and 0.69%, respectively, for 2001, 1.62% and (0.69)%, respectively, for 2002, and 1.57% and (0.80)%, respectively, for 2003.


RS MIDCAP OPPORTUNITIES FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

FINANCIAL HIGHLIGHTS

RS SMALLER COMPANY GROWTH FUND

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
  Net asset value, beginning of period                 $     12.79    $     21.78    $     20.69    $     22.34    $     14.26

  Net investment income/(loss)                               (0.23)         (0.20)         (0.21)         (0.33)            --

  Net realized and unrealized gain/(loss)                     8.02          (8.30)          1.90           1.24           8.08

  TOTAL OPERATIONS                                            7.79          (8.50)          1.69           0.91           8.08

  Distribution from net investment income                       --             --             --             --             --

  Distribution from net realized capital gain                   --          (0.49)         (0.60)         (2.56)            --

  Net asset value, end of period                       $     20.58    $     12.79    $     21.78    $     20.69    $     22.34

  TOTAL RETURN                                               60.91%        (39.07)%         8.31%          4.44%         56.66%

  Net assets, end of period (thousands)                $   200,147    $   109,341    $   116,490    $   106,349    $   103,312

  Net ratio of expenses to average net assets                 1.73%          1.81%          1.66%          1.67%          1.92%

  Gross ratio of expenses to average net assets               1.83%          1.95%          1.97%          1.93%          1.97%

  Net ratio of net investment income/(loss) to               (1.57)%        (1.52)%        (1.10)%        (1.41)%        (1.67)%
  average net assets

  Gross ratio of net investment income/(loss)                (1.67)%        (1.66)%        (1.41)%        (1.67)%        (1.72)%
  to average net assets

  Portfolio turnover rate                                      220%           128%           167%           126%            90%

    Per-share data has been determined by using the average number of shares outstanding throughout the period.

    Distributions reflect actual per-share amounts distributed for the period.


(1) Pursuant to a securities lending arrangement, the borrower of the securities paid certain expenses of the Fund to the Fund's service providers. The net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets have been reduced to reflect the corresponding reduction in expenses paid by the Fund. In the absence of that arrangement, the net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets would be 1.91% and (1.35)%, respectively, for 2001, 1.90% and (1.61)%, respectively, for 2002, and 1.79% and (1.63)%, respectively, for 2003.


RS SMALLER COMPANY GROWTH FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

RS CONTRARIAN VALUE FUND

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
Net asset value, beginning of period                   $     10.26    $     10.12    $     11.03    $     10.00    $      7.23

Net investment income/(loss)                                  0.04          (0.05)         (0.07)          0.02           0.20

Net realized and unrealized gain/(loss)                       6.73           0.19          (0.84)          1.01           2.57

TOTAL OPERATIONS                                              6.77           0.14          (0.91)          1.03           2.77

Distribution from net investment income                         --             --             --             --             --

Distribution from net realized capital gain                     --             --             --             --             --

Net asset value, end of period                         $     17.03    $     10.26    $     10.12    $     11.03    $     10.00

TOTAL RETURN                                                 65.98%          1.38%         (8.25)%        10.30%         38.31%

Net assets, end of period (thousands)                  $   373,791    $    57,916    $    66,934    $    91,919    $   115,911

Net ratio of expenses to average net assets                   1.54%          1.67%          2.22%          2.22%          2.17%

Gross ratio of expenses to average net
assets                                                        1.69%          1.74%          2.26%          2.25%          2.43%

Net ratio of net investment income/(loss)
to average net assets                                         0.54%         (0.40)%        (0.59)%         0.19%         (1.17)%

Gross ratio of net investment
income/(loss) to average net assets                           0.39%         (0.47)%        (0.63)%         0.16%         (1.43)%

Portfolio turnover rate                                        129%           125%           131%           117%            86%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Distributions reflect actual per-share amounts distributed for the period.

RS CONTRARIAN VALUE FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

FINANCIAL HIGHLIGHTS

RS GLOBAL NATURAL RESOURCES FUND

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
Net asset value, beginning of period                   $     13.53    $     11.56    $     11.49    $      9.13    $      7.46

Net investment income/(loss)                                 (0.01)         (0.06)         (0.09)         (0.06)         (0.01)

Net realized and unrealized gain/(loss)                       5.71           2.03           0.16           2.42           1.68

TOTAL OPERATIONS                                              5.70           1.97           0.07           2.36           1.67

Distribution from net investment income                         --             --             --             --             --

Distribution from net realized capital gain                     --             --             --             --             --

Net asset value, end of period                         $     19.23    $     13.53    $     11.56    $     11.49    $      9.13

TOTAL RETURN                                                 42.13%         17.04%          0.61%         25.85%         22.39%

Net assets, end of period (thousands)                  $   142,476    $    38,763    $    21,777    $    29,371    $    22,818

Net ratio of expenses to average net assets                   1.69%          1.77%          1.86%          1.98%          2.09%

Gross ratio of expenses to average net
assets                                                        1.76%          1.86%          1.97%          2.10%          2.42%

Net ratio of net investment income/(loss)
to average net assets                                        (0.13)%        (0.55)%        (0.58)%        (0.53)%        (1.72)%

Gross ratio of net investment
income/(loss) to average net assets                          (0.20)%        (0.64)%        (0.69)%        (0.65)%        (2.05)%

Portfolio turnover rate                                        117%           159%           167%           159%           140%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Distributions reflect actual per-share amounts distributed for the period.

RS GLOBAL NATURAL RESOURCES FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

RS PARTNERS FUND

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
Net asset value, beginning of period                   $     17.82    $    17.67     $     15.72    $     11.96    $     11.53

Net investment income/(loss)                                  0.06          (0.11)          0.04           0.09          (0.04)

Net realized and unrealized gain/(loss)                      11.54           0.33           2.57           3.67           0.47

TOTAL OPERATIONS                                             11.60           0.22           2.61           3.76           0.43

Distribution from net investment income                      (0.02)            --             --             --             --

Distribution from net realized capital gain                  (1.70)         (0.07)         (0.66)            --             --

Net asset value, end of period                         $     27.70    $     17.82    $     17.67    $     15.72    $     11.96

TOTAL RETURN                                                 65.63%          1.23%         16.72%         31.44%          3.73%

Net assets, end of period (thousands)                  $   852,615    $   113,467    $    71,567    $    28,297    $    22,374

Net ratio of expenses to average net assets                   1.54%          1.88%          1.88%          1.90%          2.13%

Gross ratio of expenses to average net
assets                                                        1.60%          1.97%          2.04%          2.22%          2.79%

Net ratio of net investment income/(loss)
to average net assets                                         0.27%         (0.90)%        (0.07)%         0.73%         (1.24)%

Gross ratio of net investment
income/(loss) to average net assets                           0.21%         (0.99)%        (0.23)%         0.41%         (1.90)%

Portfolio turnover rate                                         97%           166%           198%           134%            84%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Distributions reflect actual per-share amounts distributed for the period.

RS PARTNERS FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

PRIVACY POLICY

RS INVESTMENTS PRIVACY POLICY

(THE INFORMATION ON THIS PAGE IS NOT PART OF THE PROSPECTUS.)

OUR POLICY
Your privacy is very important to RS Investments.

We consider customer privacy to be fundamental to our relationship with investors. We are committed to maintaining the confidentiality, integrity, and security of investors' personal information. It is therefore our policy to respect the privacy of current and former investors and to protect personal information entrusted to us. We have established internal policies to protect this confidentiality, while allowing us to serve investor needs.

INFORMATION WE COLLECT
In the course of providing products and services, we collect nonpublic personal information about our investors from sources such as account applications, other account forms, transactions made with us, and from information captured on our Web site. The information we collect may include:

     - Information we receive from you on applications or other forms such as name, address, e-mail address, age, social security number, and name of beneficiary

     - Information about your transactions with us, our affiliates, and others, such as the purchase and sale of securities and account balances

ACCESSING YOUR INFORMATION
We do not sell personal information to anyone. We restrict access to nonpublic personal information about our investors to employees and service providers involved in administering and servicing investor accounts. We do not disclose, and do not reserve the right to disclose, nonpublic personal information about our present or former investors, except as permitted by law.

We maintain physical, electronic, and procedural safeguards to guard the nonpublic information of our investors. An investor's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet. The policies and practices listed above apply to both current and former investors.

ADDITIONAL QUESTIONS
Our relationship with you is one of our most vital assets. We recognize that you have entrusted us with your private financial information, and we will do our utmost to maintain this trust. For additional questions concerning this policy, please contact us by e-mail at funds@RSinvestments.com or call us at 1-800-766-FUND (3863).

PFPC Distributors, Inc., distributor.

                       This page left blank intentionally.

INVESTING WITH RS

There are several ways to invest with RS Funds. Please read the prospectus carefully before investing or sending money. Then, review the chart below for the investing option that you prefer:


METHOD                             CONTACT INFORMATION                                 MORE DETAILS
WEB                                www.RSinvestments.com                               New and current investors may invest up to
                                                                                       $50,000 online. Click the ESTABLISH NEW
                                                                                       ACCOUNT button on the MY ACCOUNT page;
                                                                                       current investors may add to their
                                                                                       investment by logging into their account
                                                                                       and clicking the BUY SHARES button.

PHONE                              1-800-766-FUND [3863]                               Once you have established banking
                                                                                       information on your account, you can call
                                                                                       this number and SPEAK WITH A SHAREHOLDER
                                                                                       SERVICES REPRESENTATIVE live OR go through
                                                                                       OUR AUTOMATED PHONE SYSTEM and proceed with
                                                                                       purchasing shares in the amount you wish to
                                                                                       invest.

MAIL                               REGULAR:      BOSTON FINANCIAL DATA SERVICES        Send a COMPLETED APPLICATION and CHECK MADE
                                                 P.O. BOX 219717                       PAYABLE TO RS INVESTMENT TRUST. Minimum
                                                 KANSAS CITY, MO 64121-9717            investment is $5,000 ($1,000 for IRA and
                                                                                       gift/transfer-to-minor accounts);
                                   OVERNIGHT:    BOSTON FINANCIAL DATA SERVICES        subsequent investments must be at least
                                                 330 WEST NINTH STREET,                $100 ($1 for IRAs).
                                                 FIRST FLOOR
                                                 KANSAS CITY, MO 64105-1514

WIRE                               1-800-624-8025                                      FIRST (new shareholders only), provide
                                                                                       BOSTON Financial Data Services with
                                                                                       details of your wire (name, mailing (and
                                                                                       street) address, Social Security Number,
                                                                                       birth date, amount being wired, name of
                                                                                       your wiring bank, and the name and
                                                                                       telephone number of a contact person at the
                                                                                       wiring bank) by completing an account
                                                                                       application and sending via regular mail.
                                                                                       No purchase of shares by wire will be
                                                                                       effected until the Funds' Transfer Agent
                                                                                       has received your completed and signed
                                                                                       application. SECOND, instruct your bank to
                                                                                       wire the specified amount, along with your
                                                                                       account name and number to the bank
                                                                                       specified on page 35.


Please see pages 34-36 for more detailed information.
(THE INFORMATION ON THIS PAGE IS NOT PART OF THE PROSPECTUS.)

                            RS FUNDS
                            PHONE: 1-800-766-FUND (3863)
                            WEB: www.RSinvestments.com
                            E-MAIL: funds@rsinvestments.com

                            24-HOUR ACCOUNT ACCESS
                            PHONE: 1-800-624-8025
                            WEB: Enter MY ACCOUNT On The RS Investments Web Site

         RS Funds

Growth Funds (Date of Inception                       Ticker Symbol       Investment Style     Portfolio Manager(s)

RS Diversified Growth Fund (8/1/96)                   RSDGX               Small-Cap Growth     John Wallace, John Seabern

RS Emerging Growth Fund (11/30/87)                    RSEGX               Small-Cap Growth     Jim Callinan

RS Growth Fund (5/12/96)                              RSVPX               Multi Cap Growth     John Wallace, Jay Sherwood

The Information Age Fund(R)                           RSIFX               Sector               Jim Callinan, Steve Bishop,
                                                                                               Wendell Laidley, Allison Thacker

RS Internet Age Fund(TM)(12/1/99)                     RIAFX               Sector               Jim Callinan, Steve Bishop,
                                                                                               Wendell Laidley, Allison Thacker

RS MidCap Opportunities Fund 7/12/95                  RSMOX               Mid-Cap Growth       John Wallace, Jay Sherwood

RS Smaller Company Growth Fund (8/15/96               RSSGX               Small-Cap Growth     Bill Wolfenden

VALUE FUNDS (DATE OF INCEPTION)

RS Contrarian Value Fund (6/30/93)                    RSCOX               Mid-Cap Value        Andy Pilara, David Kelley,
                                                                                               Joseph Wolf

RS Global Natural Resources Fund (11/15/95)           RSNRX               Sector               Andy Pilara

RS Partners Fund (7/12/95)                            RSPFX               Small-Cap Value      Andy Pilara, David Kelley,
                                                                                               Joseph Wolf

Refer to the accompanying prospectus for more information, including management fees and expenses associated with an ongoing investment as well as the special risks associated with investing in small and mid-sized companies; overweighting investments in certain sectors or industries; investing in the technology sector; investing in a more limited number of issuers and sectors; investing internationally; and investing in companies in natural resources industries. Please read it carefully before investing.

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS: To reduce expenses, we mail only one copy of a Fund's prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-766-3863 or if your shares are held through a financial institution please contact them directly. We will begin sending you individual copies thirty days after receiving your request.

(THE INFORMATION ON THIS PAGE IS NOT PART OF THE PROSPECTUS.)

                CALL 1-800-766-FUND | www.RSinvestments.com | 388
                      MARKET STREET SAN FRANCISCO CA 94111

ADDITIONAL INFORMATION

The Trust's Statement of Additional Information (SAI) dated May 1, 2004 and annual and semi-annual reports to shareholders contain additional information about the Funds. The SAI and the financial statements included in the Trust's most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may obtain free copies of these materials, request other information about the Funds, or make shareholder inquiries by writing to the Trust at the address above or by calling 1-800-766-FUND [3863]. Some of the information described above may be available on RS Investments' website at www.RSInvestments.com.

The Trust and RS Investments have adopted a code of ethics which, under certain circumstances, permits personnel subject to the code to invest in securities that may be purchased or held by the Funds. The code of ethics of the Trust and RS Investments is filed as an exhibit to the Trust's registration statement. You may review and copy information about the Trust, including the SAI and the code of ethics, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 202-942-8090 for information about the operation of the public reference room. The Commission maintains a Web site at http://www.sec.gov which contains reports and other information about the Funds on the EDGAR database. You may also obtain copies of these materials, including the code of ethics, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-05159.

Investment Company Act File No. 811-05159

P327                                    RS|INVESTMENTS

                       STATEMENT OF ADDITIONAL INFORMATION
                               RS INVESTMENT TRUST

                                     GROWTH
                           RS DIVERSIFIED GROWTH FUND
                             RS EMERGING GROWTH FUND
                                 RS GROWTH FUND
                           THE INFORMATION AGE FUND(R)
                            RS INTERNET AGE FUND(TM)
                          RS MIDCAP OPPORTUNITIES FUND
                         RS SMALLER COMPANY GROWTH FUND

                                      VALUE
                            RS CONTRARIAN VALUE FUND
                        RS GLOBAL NATURAL RESOURCES FUND
                                RS PARTNERS FUND

                                   MAY 1, 2004

         This Statement of Additional Information ("SAI" or "Statement") is not a prospectus and should be read in conjunction with the Prospectus of RS Investment Trust (the "Trust") dated May 1, 2004, as it may be further revised from time to time. A copy of a Prospectus of the Trust can be obtained upon request made to RS Investments, 388 Market Street, San Francisco, California 94111, telephone 1-800-766-FUND.

         Certain disclosure has been incorporated by reference into this SAI from the Funds' annual report. For a free copy of the annual report, please call 1-800-766-FUND.

                                TABLE OF CONTENTS

CAPTION                                                    PAGE
-------                                                    ----
TRUST INFORMATION                                             2
INVESTMENTS AND RISKS                                         3
THE FUNDS' INVESTMENT LIMITATIONS                            13
MANAGEMENT OF THE FUNDS                                      16
INVESTMENT ADVISORY AND OTHER SERVICES                       26
PORTFOLIO TRANSACTIONS AND BROKERAGE                         33
THE FUNDS' DISTRIBUTION PLAN                                 35
HOW NET ASSET VALUE IS DETERMINED                            37
TAXES                                                        37
ADDITIONAL INFORMATION                                       41
APPENDIX A DESCRIPTION OF SECURITIES RATINGS                A-1
APPENDIX B PROXY VOTING POLICIES AND PROCEDURES             B-1

                                TRUST INFORMATION

TRUST HISTORY

         RS Investment Trust ("Robertson Stephens Investment Trust" until 1999) was organized on May 11, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

FUND CLASSIFICATION

         The Trust currently offers shares of beneficial interest of ten series (the "Funds"), each with separate investment objectives and policies. Each Fund is an open-end, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each of the Funds other than the Partners Fund is also a "diversified" investment company under the 1940 Act. This means that, with respect to 75% of a Fund's total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer or if more than 10% of the outstanding voting securities of the issuer would be held by the Fund (this limitation does not apply to investments in U.S. Government securities). A Fund is not subject to this limitation with respect to the remaining 25% of its total assets.

         RS Partners Fund is a non-diversified investment company and so may invest its assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, to qualify as a regulated investment company, a fund (including a non-diversified investment company), may not invest more than 25% of its assets in the securities of any one issuer other than U.S. Government securities and securities of other regulated investment companies or of two or more issuers which the regulated investment company controls and which are engaged in the same, similar, or related trades or businesses. In addition, at least 50% of the market value of the fund's assets must be represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. Thus, RS Partners Fund may invest up to 25% of its total assets in the securities of each of any two issuers. As a result, a decline in the market value of a particular security held by RS Partners Fund may affect the Fund's value more than if the Fund were a diversified investment company. RS Investments expects to propose to the Board of Trustees of the Trust in the near future that the classification of the RS Partners Fund be changed to diversified investment company.

CAPITALIZATION

         The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares.

         The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds may be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

         Shareholders of each series will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Generally, shares of each series vote separately as a single series except when required by law or determined by the Board of Trustees. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust.

                              INVESTMENTS AND RISKS

         In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectus, each Fund may employ other investment practices and may be subject to additional risks which are described below. Because the following is a combined description of investment strategies and risks for all the Funds, certain strategies and/or risks described below may not apply to your Fund. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, under "The Funds' Investment Limitations" in this SAI, or by applicable law, a Fund may engage in each of the practices described below.

         RS Investment Management, L.P. ("RSIM, L.P.") serves as investment adviser to all of the Funds. RSIM, L.P. is sometimes referred to in this Statement as "RS Investments."

LOWER-RATED DEBT SECURITIES

         Certain of the Funds may purchase lower-rated debt securities, sometimes referred to as "junk bonds" (those rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investor Service, Inc. ("Moody's")). See Appendix A for a description of these ratings. None of the Funds intends, under current circumstances, to purchase such securities if, as a result, more than 35% of the Fund's assets would be invested in securities rated below BB or Ba.

         The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values a Fund had placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase lower rated securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or S&P does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

         Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of a Fund's fixed-income securities. Conversely, during periods of rising interest rates, the value of a Fund's fixed-income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the values of portfolio securities generally will not affect cash income derived from such securities, but will affect the Fund's net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although RS Investments will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

         Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Funds may invest are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

         Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell lower-rated securities when RS Investments believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. In order to enforce its rights in the event of a default under such securities, a Fund may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the Fund's net asset value. A Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

         Certain securities held by a Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

OPTIONS

         The Funds may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices. There is no assurance that a Fund's use of put and call options will achieve its desired objective, and a Fund's use of options may result in losses to the Fund.

         COVERED CALL OPTIONS. A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

         A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

         In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

         A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

         COVERED PUT OPTIONS. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

         In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

         A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

         PURCHASING PUT AND CALL OPTIONS. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

         A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

         A Fund may also purchase put and call options to attempt to enhance its current return.

         OPTIONS ON FOREIGN SECURITIES. A Fund may purchase and sell options on foreign securities if RS Investments believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objective. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

         RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that RS Investments will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of RS Investments to forecast market and interest rate movements correctly.

         An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when RS Investments believes it is inadvisable to do so.

         Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of RS Investments may be considered such a group. These position limits may restrict the Funds' ability to purchase or sell options on particular securities.

         Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options.

Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

         Government regulations may also restrict the Funds' use of options.

Special Expiration Price Options

         Certain of the Funds may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that RS Investments believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce these Funds' profits if the special expiration price options are exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

Futures Contracts

         INDEX FUTURES CONTRACTS AND OPTIONS. A Fund may buy and sell stock index futures contracts and related options for hedging purposes or to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

         The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

         Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

         In order to hedge its investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

         Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to purchasing and selling call and put options on index futures contracts, each of the Funds which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

         A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

         MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

         When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Special Risks of Transactions in Futures Contracts and Related Options

         LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

         The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that a Fund would have to exercise the options in order to realize any profit.

         HEDGING RISKS. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of a Fund's securities which are the subject of a hedge. RS Investments will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

         Successful use of futures contracts and options by a Fund for hedging purposes is also subject to RS Investments' ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by RS Investments still may not result in a successful hedging transaction over a very short time period.

         OTHER RISKS. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

INDEXED SECURITIES

         Certain of the Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security whose price characteristics are similar to a put option on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

REPURCHASE AGREEMENTS

         A Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. RS Investments will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

SECURITIES LENDING

         A Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) a Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Fund loaned will not at any time exceed one-third (or such other limit as the Trustees may establish) of the total assets of the Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

         Before a Fund enters into a loan, RS Investments considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with the Fund.

SHORT SALES

         A Fund may engage in short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

         A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

FOREIGN INVESTMENTS

         Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those foreign countries.

         In addition, to the extent that a Fund's foreign investments are not U.S. dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations and may incur costs in connection with conversion between currencies.

         DEVELOPING COUNTRIES. The considerations noted above for foreign investments generally are intensified for investments in developing countries. These risks include (i) volatile social, political, and economic conditions;
(ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain developing countries, of a capital market structure or market-oriented economy; (vii) economies based on only a few industries; and (viii) the possibility that recent favorable economic developments in certain developing countries may be slowed or reversed by unanticipated political or social events in such countries.

FOREIGN CURRENCY TRANSACTIONS

         A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. A Fund may engage in both "transaction hedging" and "position hedging."

         There can be no assurance that appropriate foreign currency transactions will be available for a Fund at any time or that a Fund will enter into such transactions at any time or under any circumstances even if appropriate transactions are available to it.

         When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         A Fund may purchase or sell a foreign currency on a spot (I.E., cash) basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

         For transaction hedging purposes, a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at a specified exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option. A Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of RS Investments, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

         When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of a Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         To offset some of the costs to a Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         A Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

         CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

         FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when RS Investments believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

         FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

PRECIOUS METALS

         The value of the investments of certain Funds may be affected by changes in the prices of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and other governmental policies, such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances; or trade or currency restrictions between countries. Because much of the world's known gold reserves are located in South Africa, political and social conditions there may pose special risks to investments in gold. For instance, social upheaval and related economic difficulties in South Africa could cause a decrease in the share values of South African issuers.

ZERO-COUPON DEBT SECURITIES AND PAY-IN-KIND SECURITIES

         Zero-coupon securities in which a Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

         When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

         Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

         A Fund also may purchase pay-in-kind securities. Pay-in-kind securities pay all or a portion of their interest or dividends in the form of additional securities.

TEMPORARY DEFENSIVE STRATEGIES

         At times, RS Investments may judge that market conditions make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, RS Investments may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of a Fund's assets. In implementing these "defensive strategies," a Fund may hold assets in cash and cash equivalents and in other investments RS Investments believes to be consistent with the Fund's best interests. If such a temporary defensive strategy is implemented, a Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

         Many of the Funds have experienced high rates of portfolio turnover in recent years. In most cases, these rates were the result of active trading strategies employed by the Funds' portfolio managers in response to market conditions, and not reflective of a material change in investment strategy. In July 2001 the Subadvisory Agreement with Elijah Asset Management LLC with respect to the Information Age Fund(R) and the Growth Fund expired, and RS Investments began to manage each Fund's assets directly. The portfolio turnover rates for these Funds have increased in recent periods as a result of the change in the portfolio management of the Funds.


                       [THE FUNDS' INVESTMENT LIMITATIONS]

         [The Trust has adopted the following fundamental investment restrictions which (except to the extent they are designated as nonfundamental as to any Fund) may not be changed without the affirmative vote of a majority of the outstanding voting securities of the affected Fund.

         As fundamental investment restrictions, which may not be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund, a Fund may not:

         1. (all Funds other than Emerging Growth Fund, RS Growth Fund, RS MidCap Opportunities Fund, RS Partners Fund, and
                  RS Contrarian Value Fund) issue any class of securities which is senior to the Fund's shares of beneficial interest, except that each of the Funds may borrow money to the extent contemplated by Restriction 3 below;

                  (Emerging Growth Fund, RS Growth Fund, RS MidCap Opportunities Fund, RS Partners Fund, and RS Contrarian Value Fund) issue any class of securities which is senior to the Fund's shares of beneficial interest, except to the extent a Fund is permitted to borrow money or otherwise to the extent consistent with applicable law;

         2. (all Funds other than Emerging Growth Fund, RS Internet Age Fund(TM), RS MidCap Opportunities Fund, RS Growth Fund, RS Contrarian Value Fund, and RS Partners Fund) purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of transactions) (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.);

         3. (all Funds other than Emerging Growth Fund, RS Growth Fund, RS Internet Age Fund(TM) RS MidCap Opportunities Fund,
                  RS Contrarian Value Fund, and RS Partners Fund) borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

                  (Emerging Growth Fund) borrow money, except to the extent permitted by applicable law;

                  (RS MidCap Opportunities Fund, RS Growth Fund, RS Contrarian Value Fund, and RS Partners Fund) borrow money, except to the extent permitted by applicable law from time to time;

                  (RS Internet Age Fund(TM)) borrow money, except to the extent permitted by applicable law, regulation or order;

                  NOTE: The Investment Company Act of 1940, as amended, currently permits an open-end investment company to borrow money from a bank so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%.

         4. act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

         5. (i) (as to 75% of the Diversified Growth Fund's, the Global Natural Resources Fund's, the MidCap Opportunities Fund's, the Information Age Fund's(R), the RS Internet Age Fund's(TM), the RS Partners Fund's**, and the Smaller Company Growth Fund's total assets, purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

                  [**Assumes Board of Trustee approval of diversified status for RS Partners Fund; in the absence of such approval, this limitation will apply only to 50% of that Fund's total assets.]

                  (as to 75% of the Emerging Growth Fund's, RS Growth Fund's, and the RS Contrarian Value Fund's total assets) purchase any security (other than U.S. Government securities), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or

                  (ii) purchase any security if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry, except that the Information Age Fund(R) will invest without limit in any one or more information technology industries, and the Global Natural Resources Fund will invest without limit in any one or more natural resources industries, as described in the Trust's Prospectus at the time, and the RS Internet Age Fund(TM) will invest in companies RS Investments believes are likely to benefit substantially from the development of the Internet without limitation as to industry concentration;

         6. (all Funds other than Emerging Growth Fund, RS Contrarian Value Fund, RS Internet Age Fund(TM), RS MidCap Opportunities Fund, RS Growth Fund and RS Partners Fund) invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of RS Investments owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer (This policy is non-fundamental as to the Smaller Company Growth Fund);

         7. make loans, except by purchase of debt obligations or other financial instruments in which a Fund may invest consistent with its investment policies, by entering into repurchase agreements, or through the lending of its portfolio securities;

         8. purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectus or this Statement at the time; and

         9. purchase or sell real estate or interests in real estate, including real estate mortgage loans, although (i) it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts, and (ii) the Global Natural Resources Fund may invest in any issuers in the natural resources industries, as described in the Prospectus at the time. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans).

         It is contrary to the current policy of each of the Funds, which policy may be changed without shareholder approval, to invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

         All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Fund's investment objective without shareholder approval.

         The 1940 Act provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.]*

*The fundamental policies shown in brackets above assume shareholder approval of certain proposed changes to the investment policies of the RS MidCap Opportunities Fund, the RS Partners Fund, and the RS Value + Growth
Fund (proposed to be renamed RS Growth Fund). The Funds' Investment Limitations section would read as follows assuming shareholder approval of none of the proposed changes:

                        THE FUNDS' INVESTMENT LIMITATIONS

     The Trust has adopted the following fundamental investment restrictions which (except to the extent they are designated as nonfundamental as to any Fund) may not be changed without the affirmative vote of a majority of the outstanding voting securities of the affected Fund.

     VALUE + GROWTH FUND.

     A Fund may not:

     1. purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by a Fund's investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere in the Prospectus and this Statement;

     2. purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

     3. make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement;

     4. with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities), if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer (the remaining 25% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable);

     5. mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options, and other hedging activities;

     6. make loans of the Fund's assets, including loans of securities (although it may, subject to the other restrictions or policies stated herein, purchase debt securities or enter into repurchase agreements with banks or other institutions to the extent a repurchase agreement is deemed to be a loan);

     7. borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Fund's total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

     8. underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees (the Board's current policy permits a Fund to invest in companies that directly or through subsidiaries execute portfolio transactions for a Fund or have entered into selling agreements with the Distributor to sell Fund shares, to the extent permitted by applicable law), and except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

     9. invest more than 25% of the value of the Fund's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

     10. issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

     11. purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.

     ALL OTHER FUNDS.

     As fundamental investment restrictions, which may not be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund, a Fund may not:

     1.   (all Funds other than Emerging Growth Fund and RS Contrarian Value
          Fund) issue any class of securities which is senior to the Fund's shares of beneficial interest, except that each of the Funds may borrow money to the extent contemplated by Restriction 3 below;

          (Emerging Growth Fund and RS Contrarian Value Fund) issue any class of securities which is senior to the Fund's shares of beneficial interest, except to the extent a Fund is permitted to borrow money or otherwise to the extent consistent with applicable law;

     2. (all Funds other than Emerging Growth Fund, RS Internet Age Fund(TM) and RS Contrarian Value Fund) purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of transactions) (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.);

     3. (all Funds other than Emerging Growth Fund, RS Internet Age Fund(TM) and RS Contrarian Value Fund) borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

          (Emerging Growth Fund) borrow money, except to the extent permitted by applicable law;

          (RS Contrarian Value Fund) borrow money, except to the extent permitted by applicable law from time to time;

          (RS Internet Age Fund(TM)) borrow money, except to the extent permitted by applicable law, regulation or order;

          NOTE: The Investment Company Act of 1940, as amended, currently permits an open-end investment company to borrow money from a bank so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%.

     4. act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

     5. (i) (as to 75% of the Diversified Growth Fund's, the Global Natural Resources Fund's, the MidCap Opportunities Fund's, the Information Age Fund's(R), the RS Internet Age Fund's(TM) and the Smaller Company Growth Fund's total assets and 50% of the Partners Fund's total assets) purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

          (as to 75% of the Emerging Growth Fund's and the RS Contrarian Value Fund's total assets) purchase any security (other than U.S. Government securities), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or

          (ii) purchase any security if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry, except that the Information Age Fund(R) will invest without limit in any one or more information technology industries, and the Global Natural Resources Fund will invest without limit in any one or more natural resources industries, as described in the Trust's Prospectus at the time, and the RS Internet Age Fund(TM) will invest in companies RS Investments believes are likely to benefit substantially from the development of the Internet without limitation as to industry concentration;

     6. (all Funds other than Emerging Growth Fund, RS Contrarian Value Fund and RS Internet Age Fund(TM)) invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of RS Investments owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer (This policy is non-fundamental as to the Smaller Company Growth Fund);

     7. make loans, except by purchase of debt obligations or other financial instruments in which a Fund may invest consistent with its investment policies, by entering into repurchase agreements, or through the lending of its portfolio securities;

     8. (all Funds other than RS Contrarian Value Fund) purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectus or this Statement at the time;

          (RS Contrarian Value Fund) purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectus or this Statement at the time; and

     9. purchase or sell real estate or interests in real estate, including real estate mortgage loans, although (i) it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts, and (ii) the Global Natural Resources Fund may invest in any issuers in the natural resources industries, as described in the Prospectus at the time. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans).

                              --------------------

     It is contrary to the current policy of each of the Funds, which policy may be changed without shareholder approval, to invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Fund's investment objective without shareholder approval.

     The 1940 Act provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.]


                             MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

     The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its Bylaws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out their responsibility, including the election and removal of the Trust's officers.

     The following table presents information about each of the Trustees and executive officers of the Trust. Unless otherwise indicated, the business address of the persons listed below is c/o RS Investments, 388 Market Street, San Francisco, CA 94111.


                                       TERM OF                                NUMBER OF
                                      OFFICE AND          PRINCIPAL          PORTFOLIOS IN       OTHER
      NAME,          POSITION(S)      LENGTH OF         OCCUPATION(S)        FUND COMPLEX    DIRECTORSHIPS
     ADDRESS          HELD WITH          TIME            DURING PAST          OVERSEEN BY       HELD BY
     AND AGE            TRUST          SERVED+             5 YEARS              TRUSTEE         TRUSTEE
     -------         -----------      ----------        -------------        -------------   -------------
                                           INTERESTED TRUSTEES AND
                                              PRINCIPAL OFFICERS

G. Randall Hecht*      Trustee,       Served as     CEO, RS Investments;          10              N/A
Age 52                President,       Trustee:     CEO, Member, RS
                      Principal       June 2001-    Investment Management
                      Executive      present; May   Co., LLC; CEO, RS
                       Officer          1999-       Private Equity Group
                                       February     L.L.C., CEO RS
                                        2001;       Investment Management
                                         June       Inc., CEO, RS
                                    1987-December   Investment
                                         1997       Management, L.P.,
                                                    CEO, RS Value Group
                                                    LLC, CEO, RS Growth
                                                    Group LLC, CEO, RS
                                                    Real Estate Group,
                                                    L.P., CEO, Bayview
                                                    Holdings Inc.;
                                                    formerly, COO, member
                                                    of the Management and
                                                    Executive
                                                    Committees,
                                                    Robertson, Stephens &
                                                    Company, Inc.; CFO,
                                                    Limited Partner,
                                                    Robertson, Stephens &
                                                    Company, LLC.

Michael G.             Trustee     Since May 2002   President and Chief           10              N/A
McCaffery**                                         Executive Officer,
Age 50                                              Stanford Management
                                                    Company; formerly,
                                                    Chairman and
                                                    Principal Executive
                                                    Officer, Robertson,
                                                    Stephens & Company,
                                                    Inc., an investment
                                                    banking firm.

Steven M. Cohen       Treasurer       Treasurer:    CFO, RS Investments;         N/A              N/A
Age 37                               April 1999 -   formerly, Trading
                                       Present;     Operations Manager,
                                      Secretary:    Ziff Brothers
                                     March 2003 -   Investments.
                                       Present

Benjamin L.           Secretary     February 2004   Formerly, Vice               N/A              N/A
Douglas                               - Present     President and Senior
Age 37                                              Counsel, Charles
                                                    Schwab Investment
                                                    Management, Inc.;
                                                    previously, attorney,
                                                    Shartsis, Friese &
                                                    Ginsburg, LLP.

John J. Sanders,      Anti-Money    March, 2004 -   Chief Compliance             N/A              N/A
Jr.                   Laundering       Present.     Officer,
Age 58                Compliance                    RS Investments;
                       Officer                      formerly, Chief
                                                    Compliance Officer of
                                                    the Registered
                                                    Investment Advisor and
                                                    CO-COO, Husic Capital
                                                    Management; Compliance
                                                    Director of the
                                                    Broker-Dealer,
                                                    Robertson Stephens.


                                            DISINTERESTED TRUSTEES

Leonard B.             Trustee        Since June    Chairman and CEO,             10        Director,
Auerbach                                 1987       L, B, A & C, Inc., a                    Sequoia
Age 57                                              consulting firm;                        National Bank
                                                    formerly, Managing
                                                    Director and CEO, AIG
                                                    CentreCapital Group,
                                                    Inc., a member
                                                    company of American
                                                    International Group,
                                                    Inc.

Jerome S. Contro       Trustee        Since June    Partner, Tango Group,         10              N/A
Age 47                                   2001       an investment
                                                    company; formerly,
                                                    Managing Director,

                                                    Nuveen, an investment
                                                    company.

John W. Glynn, Jr.     Trustee        Since July    President, Glynn              10              N/A
Age 63                                   1997       Capital Management,
                                                    an investment
                                                    management firm.

     + Under the Trust's Amended and Restated Agreement and Declaration of Trust, a Trustee serves until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Under the Trust's Bylaws, officers hold office at the pleasure of the Trustees.

     * "Interested person" of the Trust and RS Investments, as that term is defined in Section 2(a)(19) of the 1940 Act, due to positions with the Trust and positions with and ownership interest in RS Investments.

     ** "Interested person" of the Trust and RS Investments, as that term is defined in Section 2(a)(19) of the 1940 Act, due to ownership interest in RS Investments.

COMMITTEES OF THE BOARD OF TRUSTEES

     The RS Board of Trustees has two standing committees -- the Audit Committee and the Nominating Committee. The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices, its internal controls, and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; and to act as liaison between the Trust's independent auditors and the full Board of Trustees. The members of the Audit Committee are Messrs. Contro, Glynn, and Auerbach. The Audit Committee met twice during the fiscal year ending December 31, 2003.

     The purpose of the Nominating Committee is to screen and select members of the Board of Trustees. The Nominating Committee is composed of Messrs. Contro, Glynn, and Auerbach. The Nominating Committee did not meet during the fiscal year ending December 31, 2003. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the nomination and the nominee meets the Committee's criteria.

BENEFICIAL OWNERSHIP

     The following table discloses the dollar range of equity securities beneficially owned by each Trustee in any RS Fund and, on an aggregate basis, in all of the Funds as of December 31, 2003.

                                  DOLLAR RANGE OF EQUITY               AGGREGATE DOLLAR RANGE OF EQUITY
    NAME OF TRUSTEE               SECURITIES IN THE FUND                   SECURITIES IN ALL FUNDS
    ---------------               ----------------------               --------------------------------
Leonard B. Auerbach          RS Emerging Growth Fund GREATER                 GREATER THAN $100,000
                                       THAN $100,000

                                 RS Contrarian Value Fund

                                     $50,001-$100,000

                                      RS Growth Fund
                                  GREATER THAN $100,000

                                  RS Internet Age Fund(TM)
                                     $50,001-$100,000

                                     RS Partners Fund
                                     $50,001-$100,000

                               RS MidCap Opportunities Fund
                                     $10,001-$50,000

                              RS Smaller Company Growth Fund
                                     $10,001-$50,000(1)

Jerome Contro                        RS Partners Fund                          $10,001-$50,000
                                     $10,001-$50,000

                               Smaller Company Growth Fund
                                     $10,001-$50,000(1)

                             RS Global Natural Resources Fund
                                     $10,001-$50,000

John W. Glynn, Jr.             Smaller Company Growth Fund                   GREATER THAN $100,000
                                  GREATER THAN $100,000(1)

G. Randall Hecht                 RS Emerging Growth Fund                     GREATER THAN $100,000
                                   GREATER THAN $100,000

                                RS Diversified Growth Fund
                                   GREATER THAN $100,000

                                     RS Partners Fund
                                   GREATER THAN $100,000

                                  RS Internet Age Fund(TM)
                                   GREATER THAN $100,000

                             RS Global Natural Resources Fund
                                   GREATER THAN $100,000

                                      RS Growth Fund
                                   GREATER THAN $100,000

                                 RS Contrarian Value Fund
                                   GREATER THAN $100,000

                               RS MidCap Opportunities Fund
                                   GREATER THAN $100,000

                              RS Smaller Company Growth Fund

                                     $50,001-$100,000

                                The Information Age Fund(R)
                                   GREATER THAN $100,000

     (1) Does not include indirect interests of Trustees under the Trust's deferred compensation plan.

     The following table provides information regarding each class of securities owned beneficially by any disinterested Trustee and his immediate family members as of December 31, 2003 in RS Investments, PFPC, Inc., a subsidiary of PNC Bank Corp. (and an affiliate of PFPC Distributors, Inc., the Fund's distributor) ("PFPC"), the principal underwriter of the Trust, or in any entity (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with RS Investments or PFPC:

                              NAME OF
                            OWNERS AND
        NAME OF            RELATIONSHIPS                                      VALUE OF         PERCENT OF
        TRUSTEE             TO TRUSTEE       COMPANY     TITLE OF CLASS      SECURITIES          CLASS
--------------------       -------------     -------     --------------      ----------        ----------
Leonard Auerbach*               --             --              --                --                --

Jerome S. Contro                --             --              --                --                --

John W. Glynn, Jr.              --             --              --                --                --

     * Mr. Auerbach is a Limited Partner of RS Residential Fund, L.P. and RS Commercial Property Fund, L.P., of which RSRF Company, L.L.C., and RS Investment Management Co., L.L.C. respectively, affiliates of RS Investments, are the general partners. He is also a Member of RS Property Fund IV, L.L.C. of which RS Fund IV Manager L.P., an affiliate of RS Investments, is the Managing Member. The value of Mr. Auerbach's interest in these entities exceeds $200,000.

COMPENSATION

     Pursuant to the terms of the investment advisory agreements between each Fund and RS Investments (the "Advisory Agreements"), RS Investments pays all compensation of officers of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of RS Investments. The Trust pays each unaffiliated Trustee a quarterly fee of $15,000 and reimburses their actual out-of-pocket expenses relating to attendance at the meetings of the Board of Trustees. Each Fund pays its allocable portion of Trustee fees and expenses based on each such Fund's net asset value.

                               COMPENSATION TABLE

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                  PENSION OR
                                                  RETIREMENT                                    TOTAL
                                                   BENEFITS                                 COMPENSATION
                                                  ACCRUED AS            ESTIMATED            FROM TRUST
                             AGGREGATE               PART            ANNUAL BENEFITS      AND FUND COMPLEX
       NAME OF              COMPENSATION           OF TRUST                UPON                 PAID
   PERSON, POSITION          FROM TRUST            EXPENSES             RETIREMENT           TO TRUSTEES
-------------------         ------------          ----------         ---------------      ----------------
Leonard Auerbach
Trustee                      $ 60,000**               --                    --                 $ 60,000

Jerome S. Contro
Trustee                      $ 60,000**               --                    --                 $ 60,000

John W. Glynn, Jr.
Trustee                      $ 60,000**               --                    --                 $ 60,000

G. Randall Hecht*                  --                 --                    --                       --
Trustee, President

Michael G. McCaffery*+             --                 --                    --                       --

* Denotes a Trustee who is an "interested person" as defined in the 1940 Act. Mr. McCaffery is currently considered an "interested person" due to a previous ownership interest in RS Investments; Mr. Hecht is an "interested person" due to positions with the Trust and an ownership interest in RS Investments.

** Under a deferred compensation plan adopted May 6, 2002, disinterested Trustees may elect to defer receipt of all, or a portion, of their annual compensation. Each Fund's liability for deferred compensation to a Trustee is adjusted periodically to reflect notional investment of the deferred amount in one or more RS Funds designated by the Trustee. Deferred amounts remain in a Fund until distributed in accordance with the Plan. As of December 31, 2003, the total amount of deferred compensation payable to or accrued for Mr. Auerbach was $95,035, for Mr. Contro was $122,776, and for Mr. Glynn was $123,833.

+  Mr. McCaffery became a Trustee on May 6, 2002

CODE OF ETHICS

     The Trust, RS Investments, and PFPC Distributors Inc. have adopted codes of ethics under rule 17j-1 of the Investment Company Act which permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund.

CONTROL PERSONS AND SHARE OWNERSHIP

     As of February 4, 2004, to the Funds' knowledge, the shareholders who owned of record more than 5% of the outstanding shares of any Fund were as follows:

                                                                                 PERCENTAGE OF OUTSTANDING SHARES OF
              SHAREHOLDER                            SHARES OWNED                             FUND OWNED
--------------------------------------               -------------               -----------------------------------
RS CONTRARIAN VALUE FUND

Charles Schwab & Co. Inc.                            4,153,630.770                              18.97%
Reinvest Account
FBO Customers Account
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Investor Services FBO                       1,726,096.518                               7.88%
097-50000-19
55 Water Street, 32nd Floor
New York, NY  10041-0028

National Financial Services Corp.                    6,805,558.456                              31.08%
FBO The Exclusive Benefit of Our
Customers

PO Box 3908
Church Street Station
New York, NY  10008-3908

FTC & Co.                                            1,298,712.283                               5.93%
A/C #00118
Datalynx
P.O. Box 173736
Denver, CO  80217-3736

DIVERSIFIED GROWTH FUND

Charles Schwab & Co. Inc.                            9,965,908.415                              19.63%
Reinvest Account
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                    4,957,503.550                               9.76%
FBO The Exclusive Benefit of Our
Customers
PO Box 3908
Church Street Station
New York, NY  10008-3908

Great-West Life Annuity Insurance Co.                8,371,349.824                              16.49%
401K
8515 E. Orchard Rd. #2T2
Englewood, CO  80111-5037

Mellon Bank NA TTEE for                              3,398,149.088                               6.69%
Dominion Salaried Savings Plan
135 Santilli Highway
AIM #026-0027
Everett, MA 02149-1906

EMERGING GROWTH FUND

Charles Schwab & Co. Inc.                           10,748,667.695                              18.82%
Reinvest Account
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                    5,480,840.876                               9.60%
FBO The Exclusive Benefit of Our
Customers
P.O. Box 3908
Church Street Station
New York, NY 10008-3908

Fidelity Investment Institutional                    3,830,500.794                               6.71%
Operations Co. Inc. (FIIOC) As
Agent Certain Employees Benefit

Plan
100 Magellan Way #KWIC
Covington, KY  41015-1999

GLOBAL NATURAL RESOURCES FUND

Charles Schwab & Co. Inc.                            3,052,976.202                              34.58%
Reinvest Account
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                    1,947,210.507                              22.06%
FBO The Exclusive Benefit of Our
Customers
PO Box 3908
Church Street Station
New York, NY  10008-3908

National Investor Services FBO                         553,599.314                               6.27%
097-50000-19
55 Water St. Floor 32
New York, NY  10041-0028

MIDCAP OPPORTUNITIES FUND

Charles Schwab & Co. Inc                             3,858,099.326                              29.03%
Reinvest Account
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                    2,017,985.733                              15.18%
FBO The Exclusive Benefit of Our
Customers
PO Box 3908
Church Street Station
New York, NY  10008-3908

INFORMATION AGE FUND(R)

Charles Schwab & Co. Inc.                            5,564,152.228                              31.55%
Reinvest Account
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                    4,115,033.865                              23.33%
FBO The Exclusive Benefit of Our
Customers
PO Box 3908
Church Street Station

New York, NY  10008-3908

National Investor Services FBO                       1,526,171.698                               8.65%
097-50000-19
55 Water Street, 32nd Floor
New York, NY  10041-0028

RS INTERNET AGE FUND(TM)

Charles Schwab & Co. Inc.                            6,868,423.557                              31.89%
Reinvest Account
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                    3,554,059.603                              16.50%
FBO The Exclusive Benefit of Our
Customers
PO Box 3908
Church Street Station
New York, NY  10008-3908

National Investor Services FBO                       1,159,212.675                               5.38%
097-50000-19
55 Water Street, 32nd Floor
New York, NY  10041-0028

SMALLER COMPANY GROWTH FUND

FMTC TTEE                                            1,282,810.854                              12.84%
FBO Delta Airlines
82 Devonshire Street
Boston, MA  02109-3605

Charles Schwab & Co. Inc.                            1,130,050.617                              11.31%
Reinvest Account
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.                    1,071,425.076                              10.72%
FBO The Exclusive Benefit of Our
Customers
PO Box 3908
Church Street Station
New York, NY  10008-3908

Prudential Securities Inc.                             549,280.781                               5.50%
For the Exclusive Benefit of Customers
157 Church Street
New Haven, CT  06510-2100

Fidelity Investment Institutional                    1,175,758.121                              11.77%
Operations Co. Inc. (FIIOC) As Agent
Certain Employees Benefit Plan
100 Magellan Way #KWIC
Covington, KY  41015-1999

PARTNERS FUND

Charles Schwab & Co. Inc.                           11,188,043.167                              33.10%
Reinvest Account
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                   10,349,062.625                              30.61%
FBO The Exclusive Benefit of Our
Customers
PO Box 3908
Church Street Station
New York, NY  10008-3908

National Investor Services FBO                       2,380,774.926                               7.04%
097-50000-19
55 Water Street, 32nd Floor
New York, NY  10041-0028

GROWTH FUND

Charles Schwab & Co. Inc.                            2,756,705.288                              21.36%
Reinvest Account
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                    1,667,880.959                              12.92%
FBO The Exclusive Benefit of Our
Customers
PO Box 3908
Church Street Station
New York, NY  10008-3908

     On February 4, 2004, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each Fund. The Trust is not aware of any shareholder who owns beneficially 5% or more of a Fund's outstanding shares.

     The Trust's Declaration of Trust and By-Laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust and By-Laws that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                     INVESTMENT ADVISORY AND OTHER SERVICES

RS INVESTMENTS

     RS Investment Management Co., L.L.C. ("RSIM Co."), a Delaware limited liability company, is the owner of 99.9% of the outstanding beneficial interest in RS Investments. (RS Bayview, Inc. owns 0.1% of the outstanding beneficial interest in RS Investments). G. Randall Hecht, Chairman and Chief Executive Officer of RSIM Co., owns 29% of the membership interest in RSIM Co.; Mr. Paul Stephens, Mr. Andrew P. Pilara, and Mr. James Callinan, portfolio managers of certain of the Funds, own 22%, 15%, and 20%, respectively. The remainder of the membership interests is owned by other employees of RSIM Co. or its affiliates and by other persons otherwise unaffiliated with RSIM Co. Each of Messrs. Callinan, Hecht, Pilara and Stephens, and Messrs. James Foster, Steven Cohen, David Elliott and Benjamin Douglas, employees of RSIM Co. or its affiliates, is a member of the Management Committee of RSIM Co. Mr. Hecht serves as the President and Principal Executive Officer of the Trust.

     Pursuant to the Advisory Agreements, RS Investments, at its expense, furnishes investment management services with respect to the assets of each Fund, consistent with the investment objective and policies of such Fund and subject to the supervision and direction of the Trust's Board of Trustees, and
(i) furnishes the Trust with investment advice, research, and recommendations with respect to the investment of each Fund's assets and the purchase and sale of its portfolio securities, (ii) furnishes the Trust and each Fund with reports, statements, and other data on securities, economic conditions, and other pertinent subjects, and (iii) in general superintends and manages the investments of each Fund, subject to the ultimate supervision and direction of the Board of Trustees. In addition, the Advisory Agreements provide that RS Investments provides all administrative services needed for the management and operation of each Fund and furnishes such office space and personnel as are needed by the Fund (except in the case of the Diversified Growth, Global Natural Resources, MidCap Opportunities, The Information Age(R), RS Internet Age(TM) and Smaller Company Growth Funds, where such administrative services are furnished by RS Investments pursuant to an Administrative Services Agreement with those Funds, as described in "Administrative Services" below). The services of RS Investments to the Funds are not deemed to be exclusive, and RS Investments or any affiliate may provide similar services to other series of the Trust, other investment companies, and other clients, and may engage in other activities.

     Each Advisory Agreement provides that RS Investments shall not, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard by it of its obligations or duties, be subject to liability to the Fund in question or the shareholders of the Fund for any act or omission in the course of, or connected with, its rendering services thereunder, or for any losses that may be sustained in the purchase, holding, or sale of any security by the Fund.

     Each of the Advisory Agreements is subject to annual approval by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected Fund, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or RS Investments. Each is terminable by RS Investments, the Trust, or a vote of a majority of the outstanding voting securities of the affected Fund, without penalty, on 60 days' written notice and will terminate automatically in the event of its assignment.

     Each Advisory Agreement also provides that RS Investments may, at its own expense, delegate certain of its responsibilities under the Agreement to sub-advisors for the Funds, who would be required to furnish an investment program and make investment decisions for the Funds.

     In determining to approve the most recent annual extension of the Funds' Advisory Agreements, the Trustees met over the course of the year with the relevant investment advisory personnel from RS Investments and considered information provided by RS Investments relating to the education, experience, and number of investment professionals and other personnel providing services under the Agreements. The Trustees also took into account the time and attention devoted by senior management of RS Investments to the Funds. The Trustees evaluated the level of skill required to manage the Funds and the human resources devoted by RS Investments to the Fund. The Trustees also considered recent additions to the various portfolio management teams at RS Investments. The Trustees also considered generally the financial condition of RS Investments, and the possible effect on RS

Investments of any proceeding that might arise in connection with investigations currently being conducted by the Securities and Exchange Commission and the New York Attorney General.

     The Trustees received information during the course of the year concerning the investment philosophy and investment processes applied by RS Investments in managing the Funds. In this connection, the Trustees considered RS Investments' in-house research capabilities as well as other resources available to RS Investments' personnel, including research services available to RS Investments as a result of securities transactions effected for the Funds and other investment advisory clients.


     The Trustees gave substantial consideration to the fees payable under the Advisory Agreements. The Trustees reviewed information concerning fees paid to investment advisers of similarly-managed funds and the profitability to RS Investments of the fees payable to it under the Advisory Agreements. The Trustees also considered that RS Investments charges different, generally lower, fees to certain similarly-managed private accounts managed by it, and the reasons cited by RS Investments for such differences.

     The Trustees considered RS Investments' compliance procedures and the firm's compliance generally with its policies regarding personal trading, the treatment of non-public information, maintenance of books and records, and related matters. They also considered information regarding communications to the Funds or RS Investments from shareholders of the Funds.


     The Trustees considered the Funds' long-term and short-term investment performance, the Funds' expense ratios, and portfolio compositions. They received information comparing the Funds' performance records with other similar mutual funds and with appropriate benchmarks. The Trustees also considered RS Investments' brokerage policies and practices and use of soft-dollar credits.

MANAGEMENT AND ADMINISTRATIVE FEES

     MANAGEMENT FEES. The Funds pay RS Investments fees as compensation for the services provided by it under the Advisory Agreements. The amount of these management fees is calculated daily and payable monthly at fixed annual rates based on the average daily net assets of each Fund.

RECENT MANAGEMENT FEES PAID BY THE FUNDS

                                                                   REIMBURSEMENT
                                        MANAGEMENT FEES(1)         OF EXPENSES(2)
                                        ------------------         --------------
     RS CONTRARIAN VALUE FUND
        Year ended 12/31/01                $  1,195,901                       --
        Year ended 12/31/02                $    634,487                       --
        Year ended 12/31/03                $  1,414,498              $   166,784

      DIVERSIFIED GROWTH FUND
        Year ended 12/31/01                $  6,281,074                       --
        Year ended 12/31/02                $  6,774,390                       --
        Year ended 12/31/03                $  7,553,158                       --

       EMERGING GROWTH FUND
        Year ended 12/31/01                $ 28,356,477                       --
        Year ended 12/31/02                $ 17,195,141                       --
        Year ended 12/31/03                $ 14,458,526                       --

   GLOBAL NATURAL RESOURCES FUND
        Year ended 12/31/01                $    308,971                       --
        Year ended 12/31/02                $    298,708                       --

        Year ended 12/31/03                $    606,484                       --

      MIDCAP OPPORTUNITIES FUND
        Year ended 12/31/01                $  1,729,190                       --
        Year ended 12/31/02                $  1,138,070                       --
        Year ended 12/31/03                $  1,081,592              $    21,125

     THE INFORMATION AGE FUND(R)
        Year ended 12/31/01                $  1,439,687              $    19,818
        Year ended 12/31/02                $    737,958                       --
        Year ended 12/31/03                $  1,453,852                       --

       RS INTERNET AGE FUND(TM)
        Year ended 12/31/01                $    888,199                       --
        Year ended 12/31/02                $    552,844                       --
        Year ended 12/31/03                $    919,407                       --

  SMALLER COMPANY GROWTH FUND
        Year ended 12/31/01(3)             $  1,271,431              $    30,953
        Year ended 12/31/02(3)             $  1,448,970              $    19,931
        Year ended 12/31/03                $  1,707,195                       --

           PARTNERS FUND
        Year ended 12/31/01(3)             $    954,469              $    81,277
        Year ended 12/31/02(3)             $  1,163,466              $ 43,912.51
        Year ended 12/31/03                $  3,941,540              $   107,708

            GROWTH FUND
        Year ended 12/31/01                $  3,785,990              $    53,583
        Year ended 12/31/02                $  2,306,969                       --
        Year ended 12/31/03                $  1,910,046              $    43,974


         (1) After giving effect to any reimbursement or waiver by RS
         Investments.

         (2) Includes amount of management fees waived or reimbursed by RS Investments plus the amount of any other expenses for which RS Investments reimbursed the Fund or which RS Investments bore on behalf of the Fund.
         (3) Management fees include amounts recovered during the year shown in respect of expenses of the Funds previously borne by RS Investments. Amounts recovered were as follows:

         2001
         Smaller Company Growth Fund -- $24,054
         The Partners Fund -- $20,192

         2002
         Smaller Company Growth Fund -- $53,865
         RS Partners Fund -- $63,692

RECENT SUB-ADVISORY FEES PAID BY RS INVESTMENTS

                                              AMOUNT
                                            ----------
   RS Contrarian Value Fund* (to
        EASTBOURNE CAPITAL)
Year ended 12/31/01                         $   51,744
Year ended 12/31/02                                 --
Year ended 12/31/03                                 --

 The Information Age Fund(R)** (TO
     ELIJAH ASSET MANAGEMENT)

Year ended 12/31/01                         $  384,161
Year ended 12/31/02                                 --
Year ended 12/31/03                                 --

  Growth Fund** (to ELIJAH ASSET
            MANAGEMENT)
Year ended 12/31/01                         $  975,301
Year ended 12/31/02                                 --
Year ended 12/31/03                                 --

* The sub-advisory agreement with Eastbourne Capital Management terminated in December, 2001.
** The sub-advisory agreement with Elijah Asset Management terminated in July,
   2001.

     ADMINISTRATIVE SERVICES. The Diversified Growth Fund, Global Natural Resources Fund, RS Internet Age Fund(TM), MidCap Opportunities Fund, The Information Age Fund(R) and the Smaller Company Growth Fund have entered into an Administrative Services Agreement with RS Investments, pursuant to which RS Investments continuously provides business management services to the Funds and generally manages all of the business and affairs of the Funds, subject to the general oversight of the Trustees. No fees are payable by these Funds under the Administrative Services Agreement.

     The Administrative Services Agreement is subject to annual approval by (i) the Board of Trustees, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act). The Administrative Services Agreement may be terminated without penalty, by the Trust or by the vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the affected Fund, on 30 days notice to RS Investments.

     The Trust, on behalf of each Fund, has entered into a Sub-Administration and Accounting Services Agreement with PFPC, a subsidiary of PNC Bank Corp. (and an affiliate of PFPC Distributors, Inc., the Fund's distributor), pursuant to which PFPC performs a variety of accounting, bookkeeping, and other administrative services for the Funds. For its services under the Agreement, PFPC has the right to receive fees from each Fund at the following annual rates:



     Asset-Based Sub-Administrative and Accounting Services Fees:

     For each Portfolio with assets less than $50 million, .02% of such Portfolio's average daily net assets.

     For each Portfolio with assets between $50 million and $75 million, ..045% of such Portfolio's average daily net assets.

     For each Portfolio with assets in excess of $75 million:

     .07% of each Porfolio's first $1,616,666,667 of average daily net assets; .04% of each Porfolio's next $133,333,333 of average daily net assets; and
     .03% of each Porfolio's average daily net assets in excess of $1.75 billion.

     The table below states the total dollar amount in sub-administration service fees paid by each Fund to PFPC for each of the last three years.

                                            2001                     2002              2003
                                            ---------                ---------         ---------
 Diversified Growth Fund                    $ 188,432                $ 203,231         $ 225,541

Emerging Growth Fund                        $ 612,847                $ 434,055         $ 389,171

Growth Fund                                 $ 113,579                $  69,209         $  57,301

The Information Age Fund(R)                 $  43,190                $  22,138         $  43,615

Internet Age Fund(TM)                       $  21,316                $  13,268         $  24,171

MidCap Opportunities Fund                   $  51,875                $  34,142         $  32,448

Smaller Company Growth Fund                 $  29,937                $  33,960         $  42,988

RS Contrarian Value Fund                    $  23,918                $  19,034         $  47,438

Global Natural Resources Fund               $   9,269                $   8,961         $  18,194

Partners Fund                               $  22,422                $  27,829         $ 118,246

     The table below states the total dollar amount of accounting fees paid by each Fund to PFPC for each of the last three years.

                                            2001                     2002              2003
                                            ---------                ---------         ---------
Diversified Growth Fund                     $ 465,138                $ 480,771         $ 503,402

Emerging Growth Fund                        $ 902,496                $ 725,945         $ 682,337

Growth Fund                                 $ 312,217                $ 200,418         $ 167,760

The Information Age Fund(R)                 $ 123,786                $  66,762         $ 128,621

Internet Age Fund(TM)                       $  62,993                $  41,582         $  73,306

MidCap Opportunities Fund                   $ 150,654                $ 101,320         $  97,504

Smaller Company Growth Fund                 $  88,207                $ 101,097         $ 127,825

RS Contrarian Value Fund                    $  70,992                $  56,940         $ 138,386

Global Natural Resources Fund               $  28,721                $  28,520         $  55,807

Partners Fund                               $  65,946                $  82,003         $ 306,337




EXPENSES

     Each Fund will pay all expenses related to its operation which are not borne by RS Investments, including but not limited to taxes, interest, brokerage fees and commissions, compensation paid to PFPC Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (the "Distributor"), the Trust's distributor, under the Funds' 12b-1 Plan, fees paid to members of the Board of Trustees who are not officers, directors, stockholders, or employees of RS Investments or the Distributor, SEC fees and related expenses, state Blue Sky qualification fees, charges of custodians, transfer agents, registrars or other agents, outside auditing, accounting, and legal services, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters.

PROXY VOTING POLICIES

     The Trust's Board of Trustees has delegated to RS Investments responsibility for voting any proxies relating to portfolio securities held by the Funds in accordance with RS Investments' proxy voting policies and procedures. A copy of the proxy voting policies and procedures to be followed by RS Investments on behalf of the Funds, including procedures to be used when a vote presents a conflict of interest, is attached hereto as Appendix B ("Proxy Voting Policies").

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Investment decisions for the Funds and for the other investment advisory clients of RSIM, L.P. and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in RS Investments' opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. RS Investments employs a professional staff of portfolio managers who draw upon a variety of resources for research information for the Funds.

     Transactions on U.S. stock exchanges and NASDAQ, commodities markets, and futures markets and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")), from broker-dealers that execute portfolio transactions for the clients of such advisors and from third parties with which such broker-dealers have arrangements. Consistent with this practice, RS Investments receives research and brokerage services and other similar services from many broker-dealers with which it places a Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services, and personal computers utilized by RS Investments' managers and analysts. Where the services referred to above are not used exclusively by RS Investments for research purposes, RS Investments, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to RS Investments and its affiliates in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because RS Investments or its affiliates receive these services even though RS Investments might otherwise be required to purchase some of these services for cash.

     RS Investments places all orders for the purchase and sale of portfolio investments for the Funds and buys and sells investments for the Funds through a substantial number of brokers and dealers. RS Investments seeks the best overall terms available for the Funds, except to the extent RS Investments may be permitted to pay higher brokerage commissions as described below. In selecting broker-dealers and evaluating the overall reasonableness of brokerage commissions, RS Investments, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices, and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     As permitted by Section 28(e) of the 1934 Act, RS Investments may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to RS Investments an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. RS Investments' authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

     RS Investments may sometimes instruct a broker through whom it executes a securities transaction to "give up" a portion of the transaction for settlement to another broker that provides research services to RS Investments consistent with the preceding policies. In such a case, the broker to whom the transaction is given up may receive the entire commission payable on the portion of the transaction given up to it.

     The following table provides the dollar amount of brokerage commissions paid by the Funds for the periods indicated. Changes in the amounts of brokerage commissions from year to year are generally the result of active trading strategies employed by the Funds' portfolio managers in response to market conditions, and not reflective of a material change in investment strategy. In July 2001 the Subadvisory Agreement with Elijah Asset Management LLC with respect to the Information Age Fund(R) and the Growth Fund expired, and RS Investments began to manage each Fund's assets directly. The brokerage commissions for these Funds have increased in recent periods as a result of the change in the portfolio management of the Funds.

                                           FISCAL YEAR              FISCAL YEAR        FISCAL YEAR
                                          ENDED 12/31/03           ENDED 12/31/02     ENDED 12/31/01
                                          --------------           --------------     --------------
         RS CONTRARIAN VALUE FUND          $  1,163,581             $    484,666       $    425,520

         DIVERSIFIED GROWTH FUND           $ 16,625,384             $ 15,191,227       $ 13,812,612

           EMERGING GROWTH FUND            $ 12,474,265             $ 16,638,736       $ 18,859,114

               GROWTH FUND                 $  2,077,397             $  3,701,448       $  1,765,827

      GLOBAL NATURAL RESOURCES FUND        $    481,798             $    378,780       $    329,546

        MIDCAP OPPORTUNITIES FUND          $  1,222,759             $  2,652,200       $  7,087,438

          INFORMATION AGE FUND(R)          $  2,400,210             $  1,377,507       $    892,448

          RS INTERNET AGE FUND(TM)         $  1,376,946             $    827,375       $  1,441,280

       SMALLER COMPANY GROWTH FUND         $  2,142,158             $  1,695,086       $  1,302,658

              PARTNERS FUND                $  2,932,169             $  1,476,757       $  1,084,081

     Of the amounts shown above for the fiscal year ended December 31, 2003, brokerage commissions were paid by the Funds to brokers who provided research services or other services to RS Investments in the following amounts: RS Contrarian Value Fund: $1,027,576; The Diversified Growth Fund:
$15,078,285; The Emerging Growth Fund: $11,705,287; The Growth Fund: $1,970,558;
The Global Natural Resources Fund: $451,636; The MidCap Opportunities Fund:
$1,104,671; The Information Age Fund(R): $2,197,380; The Internet Age Fund(TM):
$1,253,574; The Partners Fund: $2,628,639; The Smaller Company Growth Fund:
$1,862,135.

     During fiscal 2003, the following Funds acquired securities of their regular brokers or dealers, as follows, together with the values of such securities, if any, held at December 31, 2003:


                 FUND                        BROKER OR DEALER              VALUE AT DECEMBER 31, 2003
                 ----                        ----------------              --------------------------
                 RS Diversified Growth       Friedman, Billings, Ramsey       $16,024,444
                 Fund                        Group

                 RS MidCap Opportunities     Friedman, Billings, Ramsey        $2,639,198
                 Fund                        Group
                                             Legg Mason                        --

                 RS Emerging Growth Fund     Investment Technology             --
                                             Group
                                             Legg Mason                        --

                 RS Growth Fund              Friedman, Billings, Ramsey       $4,344,810
                                             Group


                          THE FUNDS' DISTRIBUTION PLAN

     Each of the Funds has adopted a Distribution Plan under Rule 12b-l of the 1940 Act (the "Plan"). Pursuant to the Plan, the Fund may pay distribution fees to the Distributor for services the Distributor renders and costs and expenses it incurs in connection with the promotion and distribution of the Fund's shares, at an annual rate of up to 0.25% of the Fund's average daily net assets. Such expenses may include, but are not limited to, costs of advertising and promoting the sale of shares of the Fund and payments to dealers, financial institutions, advisors, or other firms. They may also include the Distributor's overhead expenses attributable to the distribution of the Fund's shares, which may include, for example, expenses for office space, communications, and salaries of the Distributor's personnel, and any other of the Distributor's expenses attributable to the distribution of the Fund's shares. The Plan is a "compensation" plan.

     The Distributor retains from amounts paid to it under the Plan $8,000 a month in compensation for its services as distributor. The Distributor also currently makes payments, from amounts paid to it under the Plan, to dealers, financial institutions, advisers, and other firms in respect of shareholder accounts in each of the Funds. Amounts paid by the Distributor to such dealers and other firms generally include an amount intended to compensate the dealers and other firms for shareholder services they provide in respect of their clients' investments in the Funds. In addition to amounts paid under the Plan, each Fund makes payments to or for the account of the Distributor or RS Investments, pursuant to procedures approved by the Trustees, in an amount estimated to equal the savings to the Fund in transfer agency and similar fees and charges resulting from the services provided by such dealers and other firms to their clients (the "Services Reimbursement").

     RS Investments and its affiliates provide certain services in respect of the promotion of the shares of the Funds. The Distributor causes to be paid to RS Investments any amounts paid to it under the Plan, and any Services Reimbursement, after payment by the Distributor of all amounts described in the preceding paragraph and the retention by it of its compensation.

RECENT PAYMENTS UNDER THE FUNDS' DISTRIBUTION PLAN AND RECENT SERVICES REIMBURSEMENTS.


                                         PAYMENTS UNDER
                                           THE FUNDS'                 SERVICES
                                        DISTRIBUTION PLAN          REIMBURSEMENTS
                                        -----------------          --------------
RS CONTRARIAN VALUE FUND
Year ended 12/31/01                        $   199,317              $     50,996
Year ended 12/31/02                        $   158,622              $     41,016
Year ended 12/31/03                        $   395,320              $    137,470

DIVERSIFIED GROWTH FUND

Year ended 12/31/01                        $ 1,570,268              $    963,135
Year ended 12/31/02                        $ 1,693,598              $  1,119,050
Year ended 12/31/03                        $ 1,888,290              $  1,200,907

EMERGING GROWTH FUND
Year ended 12/31/01                        $ 7,089,119              $  3,460,256
Year ended 12/31/02                        $ 4,298,785              $  2,807,941
Year ended 12/31/03                        $ 3,614,632              $  1,872,828

GLOBAL NATURAL RESOURCES FUND
Year ended 12/31/01                        $    77,243              $     42,691
Year ended 12/31/02                        $    74,677              $     37,759
Year ended 12/31/03                        $   151,621              $     84,158

MIDCAP OPPORTUNITIES FUND
Year ended 12/31/01                        $   432,297              $    105,304
Year ended 12/31/02                        $   284,518              $     84,572
Year ended 12/31/03                        $   270,398              $     82,483

THE INFORMATION AGE FUND(R)
Year ended 12/31/01                        $   359,922              $    127,271
Year ended 12/31/02                        $   184,490              $     92,432
Year ended 12/31/03                        $   363,463              $    153,582

RS INTERNET AGE FUND(TM)
Year ended 12/31/01                        $   177,640              $    104,260
Year ended 12/31/02                        $   110,569              $     78,260
Year ended 12/31/03                        $   201,422              $     98,131

SMALLER COMPANY GROWTH FUND
Year ended 12/31/01                        $   249,475              $     83,369
Year ended 12/31/02                        $   283,007              $     97,671
Year ended 12/31/03                        $   358,238              $    106,070

PARTNERS FUND
Year ended 12/31/01                        $   186,855              $     84,322
Year ended 12/31/02                        $   231,910              $    113,028
Year ended 12/31/03                        $   985,385              $    521,652

GROWTH FUND
Year ended 12/31/01                        $   946,498              $    225,530
Year ended 12/31/02                        $   576,742              $    162,347
Year ended 12/31/03                        $   477,512              $    156,611


PAYMENTS TO RS INVESTMENTS

     The following table shows amounts paid in the periods indicated to RS Investments from amounts received by the Distributor under the Plan or as Service Reimbursements, and Services Reimbursements paid directly to RS Investments by the Funds during those periods.


FUND                                TOTAL IN 2003     TOTAL IN 2002     TOTAL IN 2001
------------------------------      -------------     -------------     -------------
RS Contrarian Value Fund              $    69,930      $   117,112       $   151,970
Diversified Growth Fund               $ 1,177,444      $   676,250       $   709,386
Emerging Growth Fund                  $ 1,692,913      $ 2,079,085       $ 2,959,370
Global Natural Resources Fund         $      (567)     $    27,866       $    30,138

MidCap Opportunities Fund             $  54,857        $   110,332       $   156,317
The Information Age Fund(R)           $      51        $   106,387       $   169,782
Internet Age FundTM                   $  46,971        $    98,893       $   137,064
Smaller Company Growth Fund           $ 129,886        $   149,190       $   107,129
Partners Fund                         $ (96,127)       $    99,934       $    84,993
Growth Fund                           $ 195,338        $   319,247       $   471,844


                        HOW NET ASSET VALUE IS DETERMINED

     Each Fund determines the net asset value per share once daily, as of the close of regular trading on the New York Stock Exchange (the "Exchange"). The Exchange is closed Saturdays, Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving, and Christmas.

     Securities for which market quotations are readily available are valued using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), at the mean between the closing bid and asked prices, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Exchange-traded securities are valued based on the last sale prices (or closing quotations) on the principal exchange where the securities are traded. In the case of securities traded principally on the National Association of Securities Dealers' Automated Quotation System ("NASDAQ"), the NASDAQ official closing price will, if available, be used to value such securities as such price is reported by NASDAQ to market data vendors. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values following procedures approved by the Trustees.

     Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks and certain foreign securities. These investments are generally stated at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by a Fund are restricted as to resale, their fair value is determined in accordance with the guidelines and procedures adopted by the Trust's Board of Trustees. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the values of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair values following procedures approved by the Trustees.

                                      TAXES

     Each Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Fund would not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

     In order to qualify as a "regulated investment company," a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than those of the U.S. Government or other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. Moreover, in order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, a Fund must distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, the excess of net long-term capital gains over net short-term capital losses, and its net tax-exempt income.

     If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Distributions from a Fund generally will be taxable to shareholders as ordinary income to the extent derived from investment income and net short-term capital gains. Distributions of net capital gains (that is, the excess of net gains from the sale of capital assets held more than one year over net losses from the sale of capital assets held for not more than one year) properly designated as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held the shares in the Fund. Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

     For taxable years beginning on or before December 31, 2008, provided holding period and other requirements are met, a Fund may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided these same holding period and other requirements are met by the shareholder. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) if the dividend is received from a foreign corporation that is (a) non-eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, or a passive foreign investment company.

     With respect to investment income and gains received by a Fund, if any, from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. Thus, a Fund's yield on foreign investments would be decreased by such taxes. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

     If more than 50% of a Fund's assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

     Investments by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market or to treat the passive foreign investment company as a "qualified electing fund."

     A Fund's transactions in foreign currencies, foreign currency-denominated debt securities, and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     A Fund's transactions in foreign currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits, (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

     If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

     Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

     If a Fund makes a distribution to shareholders in excess of its current accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.

     Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed a Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

     The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held as capital assets by the shareholder for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of Fund shares held by the shareholder will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for 6 months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to non-corporate shareholders who fail to furnish the Fund with a correct taxpayer identification number or other certification, who have underreported dividends or interest income, or who fail to certify to the Fund that they are not subject to such withholding. An individual's taxpayer identification number generally is his or her social security number. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification. The back-up withholding tax rate is 28% for amounts paid through 2010. The back-up withholding tax rate will be 31% for amounts paid after December 31, 2010.

     Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on a Fund's distributions from its taxable income (other than Capital Gain Dividends), unless the tax is reduced or eliminated by an applicable tax treaty. To claim such treaty benefits, the foreign shareholder must certify in advance of payments its eligibility under applicable Internal Revenue Service procedures. Capital Gain Dividends, if any, received by such shareholders and any gain from the sale or other disposition of shares of a Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of an investment in a Fund.

     Under recently promulgated Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to local, state and foreign taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state, local, and foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds. Statements as to the tax status of distributions will be mailed annually.

                             ADDITIONAL INFORMATION

TRANSFER AGENT AND CUSTODIAN


     Boston Financial Data Services, at P.O. Box 219717, Kansas City, MO 64121, serves as the Funds' transfer agent and dividend-paying agent ("Transfer Agent"). PFPC Trust Company ("PFPC Trust"), 760 Moore Road, King of Prussia, PA 19406, serves as the Funds' custodian ("Custodian"). The Custodian and subcustodians hold the securities in the Funds' portfolios and other assets for safekeeping. The Transfer Agent and Custodian do not participate in making investment decisions for the Funds.


INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105, are the Trust's independent accountants, providing audit services, tax return review, and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

LEGAL COUNSEL

     Ropes & Gray LLP, One International Place, Boston, MA 02110, serves as counsel to the Trust.

SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

                              FINANCIAL STATEMENTS

FINANCIAL INFORMATION
YEAR ENDED DECEMBER 31, 2003

SCHEDULE OF INVESTMENTS - RS DIVERSIFIED GROWTH FUND

DECEMBER 31, 2003                    FOREIGN CURRENCY(11)   SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 100.1%
ADVERTISING AGENCIES -- 1.6%
24/7 Real Media, Inc.(2)                                 6,000,000   $     8,040,000
ValueClick, Inc.                                         1,000,000         9,080,000
                                                                          17,120,000
AEROSPACE -- 0.6%
Orbital Sciences Corp.(2)                                  515,000         6,190,300
                                                                           6,190,300
AIR TRANSPORTATION -- 1.8%
Mesa Air Group, Inc.(2)                                    800,000        10,016,000
Pinnacle Airlines Corp.                                    675,000         9,375,750
                                                                          19,391,750
BANKS -- OUTSIDE NEW YORK CITY -- 0.6%
Cathay General Bancorp(1),(2)                              115,900         6,453,312
                                                                           6,453,312
BEVERAGE -- DISTILLERS -- 0.2%
Todhunter International, Inc.                              150,000         1,725,000
                                                                           1,725,000
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 1.9%
Alexion Pharmaceuticals, Inc.                              369,150         6,282,933
Discovery Laboratories, Inc.(2)                            561,500         5,890,135
Nabi Biopharmaceuticals                                    651,000         8,274,210
                                                                          20,447,278
BUILDING MATERIALS -- 1.2%
Simpson Manufacturing Co., Inc.                            262,940        13,373,128
                                                                          13,373,128
CASINOS & GAMBLING -- 2.6%
Multimedia Games, Inc.(2)                                  262,500        10,788,750
Scientific Games Corp., Class A                          1,038,860        17,671,009
                                                                          28,459,759
CHEMICALS -- 0.5%
PolyOne Corp.(1)                                           853,400         5,453,226
                                                                           5,453,226
COAL -- 1.9%
CONSOL Energy, Inc.(1),(2)                                 430,500        11,149,950
Massey Energy Co.(1)                                       482,250        10,030,800
                                                                          21,180,750
COMMUNICATIONS TECHNOLOGY -- 3.8%
ADC Telecommunications, Inc.(2)                          3,867,250        11,485,733
Brocade Communications Systems,
  Inc                                                    1,252,250         7,238,005
Secure Computing Corp.                                     459,110         8,222,660
ViaSat, Inc.                                               374,680         7,171,375
Zhone Technologies, Inc.(2)                              1,456,900         7,197,086
                                                                          41,314,859
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 10.4%
Agile Software Corp.                                       700,550         6,935,445
Aspen Technology, Inc.(2)                                  485,350         4,979,691
BakBone Software, Inc.                             CAD   2,000,000         5,571,677
Digimarc Corp.(2)                                           16,420           218,386
Equinix, Inc.(2)                                           277,300         7,819,860

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
GRIC Communications, Inc.                                1,774,030   $     9,579,762
Internet Security Systems, Inc.                            591,420        11,136,439
Interwoven, Inc.                                           746,986         9,441,903
Kintera, Inc.(2)                                           336,900         4,177,560
Macromedia, Inc.                                           580,800        10,361,472
Magma Design Automation, Inc.(2)                           364,700         8,512,098
PEC Solutions, Inc.                                        325,000         5,508,750
Roxio, Inc.(2)                                           1,311,770         6,283,378
SafeNet, Inc.(2)                                           211,000         6,492,470
Sigma Designs, Inc.                                        214,000         1,611,420
SupportSoft, Inc.                                        1,075,760        14,146,244
                                                                         112,776,555
COMPUTER TECHNOLOGY -- 1.8%
Cray, Inc.                                                 592,550         5,884,022
Mobility Electronics, Inc.                                 883,790         7,901,966
SimpleTech, Inc.                                         1,037,500         6,235,375
                                                                          20,021,363
CONSTRUCTION -- 0.7%
Washington Group International, Inc.                       210,000         7,133,700
                                                                           7,133,700
CONSUMER ELECTRONICS -- 3.3%
Activision, Inc.                                           592,150        10,777,130
PLATO Learning, Inc.                                       890,100         9,390,555
United Online, Inc.(2)                                     955,785        16,047,630
                                                                          36,215,315
CONSUMER PRODUCTS -- 1.0%
Integrated Alarm Services Group, Inc.                      281,200         2,390,200
RC2 Corp.                                                  410,120         8,509,990
                                                                          10,900,190
COSMETICS -- 0.6%
Elizabeth Arden, Inc.                                      351,000         6,991,920
                                                                           6,991,920
DRUG & GROCERY STORE CHAINS -- 1.2%
Wild Oats Markets, Inc.(2)                               1,049,000        13,563,570
                                                                          13,563,570
DRUGS & PHARMACEUTICALS -- 5.7%
Access Pharmaceuticals, Inc.(2)                            143,500           751,940
Adolor Corp.                                               392,030         7,848,441
Aphton Corp.(2)                                            130,801           784,806
Bradley Pharmaceuticals, Inc.(2)                           361,350         9,189,130
Durect Corp.(2)                                          2,868,400         7,400,472
Flamel Technologies S.A., ADR(2),(3)                       313,600         8,401,344
Ligand Pharmaceuticals, Inc., Class B(2)                   556,300         8,172,047
Nektar Therapeutics                                        521,400         7,096,254
PRAECIS Pharmaceuticals, Inc.                              802,600         5,168,744
Shire Pharmaceuticals Group PLC,
  ADR(2),(3)                                               260,000         7,553,000
                                                                          62,366,178
EDUCATION SERVICES -- 0.8%
Education Management Corp.                                 269,460         8,364,038
                                                                           8,364,038

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                    FOREIGN CURRENCY(11)   SHARES             VALUE
------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT & COMPONENTS -- 0.3%
General Cable Corp.                                        391,300   $     3,189,095
                                                                           3,189,095
ELECTRONICS -- 0.3%
HEI, Inc.                                                  937,570         3,047,102
                                                                           3,047,102
ELECTRONICS -- MEDICAL SYSTEMS -- 0.6%
EPIX Medical, Inc.                                         408,245         6,646,229
                                                                           6,646,229
ELECTRONICS -- SEMICONDUCTORS &
  COMPONENTS -- 3.5%
Bell Microproducts, Inc.                                 1,019,200         9,233,952
Bookham Technology PLC, ADR(2),(3)                       2,628,950         6,572,375
O2Micro International Ltd.                                 365,650         8,190,560
ON Semiconductor Corp.                                   1,200,000         7,740,000
Silicon Storage Technology, Inc.(2)                        619,980         6,819,780
                                                                          38,556,667
ENGINEERING & CONTRACTING SERVICES -- 0.1%
Quanta Services, Inc.(2)                                   214,916         1,568,887
                                                                           1,568,887
ENTERTAINMENT -- 0.8%
Speedway Motorsports, Inc.(1)                              301,140         8,708,969
                                                                           8,708,969
FINANCE COMPANIES -- 0.8%
Saxon Capital, Inc.                                        400,650         8,393,617
                                                                           8,393,617
FINANCIAL DATA PROCESSING SERVICES
  & SYSTEMS -- 1.6%
CheckFree Corp.(2)                                         298,150         8,243,847
eFunds Corp.                                               521,400         9,046,290
                                                                          17,290,137
FINANCIAL INFORMATION SERVICES -- 0.7%
HomeStore, Inc.                                          1,721,650         8,143,404
                                                                           8,143,404
FOODS -- 2.2%
CoolBrands International, Inc.                     CAD     480,000         6,295,995
Hain Celestial Group, Inc.                                 330,000         7,659,300
Interstate Bakeries Corp.(1)                               730,200        10,390,746
                                                                          24,346,041
FOREST PRODUCTS -- 0.9%
Boise Cascade Corp.(1)                                     291,500         9,578,690
                                                                           9,578,690
HEALTH CARE FACILITIES -- 3.5%
Beverly Enterprises, Inc.                                1,346,480        11,566,263
Kindred Healthcare, Inc.(2)                                205,900        10,702,682
Pharmaceutical Product
  Development, Inc.                                        352,050         9,494,789
United Surgical Partners
  International, Inc.(2)                                   173,900         5,822,172
                                                                          37,585,906
HEALTH CARE MANAGEMENT SERVICES -- 0.6%
Omnicell, Inc.                                             385,600         6,246,720
                                                                           6,246,720

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
HEALTH CARE SERVICES -- 3.1%
Accredo Health, Inc.                                       340,000   $    10,747,400
Apria Healthcare Group, Inc.(2)                            281,500         8,014,305
Inveresk Research Group, Inc.                              319,500         7,901,235
VistaCare, Inc., Class A                                   210,370         7,394,505
                                                                          34,057,445
INSURANCE -- PROPERTY & CASUALTY -- 1.6%
Endurance Specialty Holdings Ltd.(1)                       289,200         9,702,660
Infinity Property & Casualty Corp.(1)                      221,350         7,315,618
                                                                          17,018,278
MACHINERY -- CONSTRUCTION & HANDLING -- 0.4%
NACCO Industries, Inc., Class A(1)                          51,000         4,563,480
                                                                           4,563,480
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 3.6%
Cal Dive International, Inc.(2)                            342,800         8,264,908
Hanover Compressor Co.(2)                                  840,000         9,366,000
Key Energy Services, Inc.                                  600,000         6,186,000
Patterson-UTI Energy, Inc.                                 246,500         8,114,780
Superior Energy Services, Inc.                             831,480         7,815,912
                                                                          39,747,600
MANUFACTURED HOUSING -- 0.6%
Champion Enterprises, Inc.                                 901,640         6,311,480
                                                                           6,311,480
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 1.9%
Biosite, Inc.(2)                                           466,160        13,495,332
Cyberonics, Inc.                                           208,600         6,677,286
                                                                          20,172,618
METAL FABRICATING -- 2.1%
Commercial Metals Co.(1)                                   188,800         5,739,520
Maverick Tube Corp.                                        470,250         9,052,313
Quanex Corp.(1)                                            174,460         8,042,606
                                                                          22,834,439
METALS & MINERALS -- MISCELLANEOUS -- 1.0%
GrafTech International Ltd.                                801,890        10,825,515
                                                                          10,825,515
OIL -- CRUDE PRODUCERS -- 2.1%
Evergreen Resources, Inc.(2)                               286,130         9,302,086
Tom Brown, Inc.                                            218,400         7,043,400
Westport Resources Corp.                                   225,000         6,718,500
                                                                          23,063,986
POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 0.7%
Sunopta, Inc.(2)                                           856,700         7,907,341
                                                                           7,907,341
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.0%
Credence Systems Corp.(2)                                  854,500        11,245,220
                                                                          11,245,220
RADIO & TV BROADCASTERS -- 1.7%
Gray Television, Inc.(1)                                   645,600         9,761,472
XM Satellite Radio Holdings, Inc.,
  Class A(2)                                               347,680         9,164,845
                                                                          18,926,317

                                See notes to Schedule of Investments on page 36.

     The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 3.2%
American Financial Realty Trust(1)                         446,500   $     7,612,825
Friedman, Billings, Ramsey Group,
  Inc., Class A(1)                                         694,300        16,024,444
Impac Mortgage Holdings, Inc.(1)                           304,900         5,552,229
Redwood Trust, Inc.(1),(2)                                 108,980         5,541,633
                                                                          34,731,131
RECREATIONAL VEHICLES & BOATS -- 0.8%
Thor Industries, Inc.(1)                                   154,090         8,662,940
                                                                           8,662,940
RETAIL -- 5.0%
Charlotte Russe Holdings, Inc.                             768,290        10,648,499
Hot Topic, Inc.(2)                                         284,550         8,382,843
MarineMax, Inc.                                            231,400         4,496,102
Overstock.com, Inc.(2)                                     332,200         6,597,492
PC Mall, Inc.                                              576,170         9,305,145
Provide Commerce, Inc.(2)                                  547,950         8,312,402
The Bon-Ton Stores, Inc.(1)                                650,000         7,215,000
                                                                          54,957,483
SECURITIES BROKERAGE & SERVICES -- 1.0%
E*TRADE Financial Corp.                                    875,000        11,068,750
                                                                          11,068,750
SERVICES -- COMMERCIAL -- 0.8%
Raindance Communications, Inc.                           3,314,300         9,114,325
                                                                           9,114,325
SHIPPING -- 0.5%
Kirby Corp.                                                164,400         5,734,272
                                                                           5,734,272
SHOES -- 1.0%
The Timberland Co., Class A                                205,000        10,674,350
                                                                          10,674,350
STEEL -- 2.3%
AK Steel Holding Corp.                                   1,800,000         9,180,000
Oregon Steel Mills, Inc.                                   881,100         5,119,191
Steel Dynamics, Inc.                                       445,050        10,454,225
                                                                          24,753,416
TELECOMMUNICATIONS EQUIPMENT -- 0.6%
Tollgrade Communications, Inc.                             370,050         6,486,977
                                                                           6,486,977
TRANSPORTATION -- MISCELLANEOUS -- 0.7%
Laidlaw International, Inc.                                539,140         7,456,306
                                                                           7,456,306
TRUCKERS -- 3.2%
Heartland Express, Inc.(1)                                 360,000         8,708,400
Landstar System, Inc.                                      409,500        15,577,380
USF Corp.(1)                                               300,000        10,257,000
                                                                          34,542,780
UTILITIES -- GAS DISTRIBUTORS -- 0.7%
Southwestern Energy Co.                                    323,750         7,737,625
                                                                           7,737,625
UTILITIES -- TELECOMMUNICATIONS -- 1.8%
Nextel Partners, Inc., Class A(2)                          828,850   $    11,148,033
Qwest Communications International,
  Inc                                                    2,013,100         8,696,592
Startec Global Communications Corp.,
  Private Placement(4),(5)                                 275,000                 0
                                                                          19,844,625
WHOLESALERS -- 0.6%
LKQ Corp.                                                  337,550         6,059,023
                                                                           6,059,023
TOTAL COMMON STOCKS (Cost $935,909,263)                                1,091,241,377
CONVERTIBLE PREFERRED STOCKS -- 0.1%
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 0.1%
Molecular Diagnostics, Inc.(4)                             730,000           584,000
                                                                             584,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,190,000)                                                            584,000

                                                                               VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.5%
Institutional Money Market Trust(8)                                      181,194,100
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                            4,833,843
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                            4,833,843
TOTAL SHORT-TERM INVESTMENTS (Cost $190,861,786)                         190,861,786
TOTAL INVESTMENTS -- 117.7% (Cost $1,128,961,049)                      1,282,687,163
COLLATERAL ON SECURITIES LOANED,
  AT VALUE(8) -- (16.6%)                                                (181,194,100)
OTHER LIABILITIES, NET -- (1.1)%                                         (11,895,234)
TOTAL NET ASSETS -- 100.0%                                           $ 1,089,597,829

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS EMERGING GROWTH FUND

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 98.4%
ADVERTISING AGENCIES -- 0.9%
ValueClick, Inc.                                         1,524,600   $    13,843,368
                                                                          13,843,368
AEROSPACE -- 0.3%
MTC Technologies, Inc.                                     135,400         4,362,588
                                                                           4,362,588
AIR TRANSPORTATION -- 0.6%
Pinnacle Airlines Corp.(2)                                 687,400         9,547,986
                                                                           9,547,986
BANKS -- OUTSIDE NEW YORK CITY -- 2.9%
Boston Private Financial Holdings, Inc.(1)                 695,250        17,270,010
PrivateBancorp, Inc.(1),(2)                                221,850        10,098,612
Silicon Valley Bancshares                                  229,300         8,270,851
UCBH Holdings, Inc.(1),(2)                                 300,800        11,722,176
                                                                          47,361,649
BEVERAGE -- SOFT DRINKS -- 0.3%
Peet's Coffee & Tea, Inc.(2)                               299,700         5,217,777
                                                                           5,217,777
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 5.2%
Alexion Pharmaceuticals, Inc.(2)                           601,850        10,243,487
Angiotech Pharmaceuticals, Inc.(2)                         215,400         9,908,400
BioReliance Corp.                                          118,200         5,652,324
Discovery Laboratories, Inc.(2)                            712,500         7,474,125
Exact Sciences Corp.(2)                                     90,750           918,390
Martek Biosciences Corp.                                   170,850        11,100,124
Nabi Biopharmaceuticals                                    873,650        11,104,092
Regeneration Technologies, Inc.                            610,100         6,686,696
Serologicals Corp.(2)                                      137,100         2,550,060
Telik, Inc.                                                582,600        13,405,626
Vicuron Pharmaceuticals, Inc.                              223,700         4,172,005
                                                                          83,215,329
CASINOS & GAMBLING -- 1.5%
Multimedia Games, Inc.(2)                                  250,000        10,275,000
Scientific Games Corp., Class A                            400,800         6,817,608
Station Casinos, Inc.(1)                                   209,100         6,404,733
                                                                          23,497,341
COMMERCIAL INFORMATION SERVICES -- 1.2%
Ask Jeeves, Inc.(2)                                      1,067,400        19,341,288
                                                                          19,341,288
COMMUNICATIONS TECHNOLOGY -- 6.2%
Alvarion Ltd.                                              528,800         6,107,640
Ditech Communications Corp.                                277,800         5,305,980
Finisar Corp.(2)                                         1,103,400         3,453,642
Ixia                                                       410,000         4,797,000
Packeteer, Inc.                                            398,600         6,768,228
Research In Motion Ltd.                                    366,100        24,466,463
Sonus Networks, Inc.                                       958,900         7,249,284
UTStarcom, Inc.(2)                                         433,400        16,066,138
Verisity Ltd.                                              503,400         6,418,350
WebEx Communications, Inc.(2)                              949,400        19,082,940
                                                                          99,715,665
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 13.5%
Agile Software Corp.                                       467,200   $     4,625,280
Altiris, Inc.(2)                                           600,500        21,906,240
Anteon International Corp.                                 680,500        24,532,025
Business Objects S.A., ADR(2),(3)                          514,100        17,823,847
Callidus Software, Inc.(2)                                  85,800         1,517,802
Chordiant Software, Inc.                                 1,038,800         5,661,460
Cognizant Technology Solutions Corp.(2)                    184,500         8,420,580
Dendrite International, Inc.(2)                            691,500        10,835,805
Informatica Corp.                                          249,000         2,564,700
iPass, Inc.                                                354,000         5,674,620
Macromedia, Inc.                                           516,900         9,221,496
Magma Design Automation, Inc.(2)                           833,200        19,446,888
Merge Technologies, Inc.                                   356,600         6,290,424
Micromuse, Inc.(2)                                         803,900         5,546,910
MicroStrategy, Inc., Class A(2)                            305,150        16,014,272
NetScreen Technologies, Inc.(2)                            510,700        12,639,825
Quest Software, Inc.                                       587,100         8,336,820
RADWARE Ltd.                                                75,700         2,062,825
Red Hat, Inc.                                              700,000        13,139,000
Retek, Inc.                                                904,200         8,390,976
Siebel Systems, Inc.                                       300,000         4,161,000
SRA International, Inc., Class A                           221,500         9,546,650
                                                                         218,359,445
COMPUTER TECHNOLOGY -- 2.4%
Emulex Corp.                                               359,200         9,583,456
M-Systems Flash Disk Pioneers Ltd.                       1,213,700        20,972,736
Mobility Electronics, Inc.                                 455,300         4,070,837
Sierra Wireless, Inc.(2)                                   300,000         4,614,000
                                                                          39,241,029
CONSUMER ELECTRONICS -- 4.3%
CNET Networks, Inc.                                      1,633,000        11,137,060
InfoSpace, Inc.(2)                                         913,700        21,060,785
NCI, Inc.                                                   30,600           245,718
Netflix, Inc.(2)                                           177,000         9,680,130
United Online, Inc.(2)                                     891,650        14,970,803
Yahoo! Inc.                                                258,410        11,672,380
                                                                          68,766,876
DRUGS & PHARMACEUTICALS -- 8.7%
Adolor Corp.                                               488,230         9,774,365
AtheroGenics, Inc.(2)                                      822,650        12,298,617
Atrix Laboratories, Inc.                                   404,900         9,733,796
Barr Laboratories, Inc.                                    230,950        17,771,603
ILEX Oncology, Inc.                                        233,100         4,953,375
Impax Laboratories, Inc.                                   229,800         3,306,822
Inspire Pharmaceuticals, Inc.                              428,600         6,068,976
K-V Pharmaceutical Co., Class A(2)                         444,050        11,323,275
Onyx Pharmaceuticals, Inc.(2)                              419,700        11,848,131
Penwest Pharmaceuticals Co.                                737,900        12,750,912
Salix Pharmaceuticals Ltd.                               1,025,700        23,252,619
The Medicines Co.                                          606,300        17,861,598
                                                                         140,944,089

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
EDUCATION SERVICES -- 0.5%
Bright Horizons Family Solutions, Inc.                     182,100   $     7,648,200
                                                                           7,648,200
ELECTRICAL & ELECTRONICS -- 1.1%
Power Integrations, Inc.(2)                                551,700        18,459,882
                                                                          18,459,882
ELECTRONICS -- MEDICAL SYSTEMS -- 2.2%
EPIX Medical, Inc.                                         607,800         9,894,984
eResearch Technology, Inc.(2)                              665,850        16,925,907
Intuitive Surgical, Inc.                                   468,200         8,001,538
                                                                          34,822,429
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 6 8%
Bookham Technology PLC, ADR (2),(3)                      2,505,000         6,262,500
ESS Technology, Inc.                                       300,000         5,103,000
Exar Corp.                                                 456,800         7,802,144
FormFactor, Inc.                                           338,650         6,705,270
Mindspeed Technologies, Inc.                             1,571,900        10,767,515
O2Micro International Ltd.(2)                            1,689,803        37,851,587
OmniVision Technologies, Inc.(2)                           145,300         8,027,825
Pixelworks, Inc.(2)                                         21,150           233,496
RF Micro Devices, Inc.(2)                                  300,000         3,015,000
Sigmatel, Inc.                                             419,500        10,353,260
Silicon Laboratories, Inc.                                  95,300         4,118,866
Superconductor Technologies, Inc.(2)                       520,500         2,904,390
Virage Logic Corp.                                         673,700         6,851,529
                                                                         109,996,382
ENTERTAINMENT -- 0.9%
Alliance Gaming Corp.                                      615,600        15,174,540
                                                                          15,174,540
FINANCE -- SMALL LOANS -- 0.3%
AmeriCredit Corp.(2)                                       292,700         4,662,711
                                                                           4,662,711
FINANCE COMPANIES -- 1.6%
Accredited Home Lenders Holding Co.                        281,400         8,610,840
CapitalSource, Inc.                                        221,700         4,806,456
Saxon Capital, Inc.                                        307,000         6,431,650
World Acceptance Corp.(2)                                  265,900         5,294,069
                                                                          25,143,015
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.1%
Carreker Corp.                                             205,700         2,881,857
CheckFree Corp.(2)                                         330,400         9,135,560
eSPEED, Inc., Class A                                      271,200         6,348,792
                                                                          18,366,209
FINANCIAL INFORMATION SERVICES -- 0.1%
HomeStore, Inc.                                            325,600         1,540,088
                                                                           1,540,088
FOODS -- 0.3%
Hain Celestial Group, Inc.                                 200,000         4,642,000
                                                                           4,642,000
HEALTH CARE FACILITIES -- 3.7%
American Healthways, Inc.(2)                               351,200         8,383,144
ICON Plc, ADR (2),(3)                                      169,150         7,374,940
Pharmaceutical Product Development,
  Inc.(2)                                                  270,800   $     7,303,476
Sunrise Senior Living, Inc.                                367,000        14,217,580
United Surgical Partners International,
  Inc.(2)                                                  649,500        21,745,260
                                                                          59,024,400
HEALTH CARE MANAGEMENT SERVICES -- 1.2%
AMERIGROUP Corp.(2)                                        121,600         5,186,240
Omnicell, Inc.                                             829,200        13,433,040
                                                                          18,619,280
HEALTH CARE SERVICES -- 2.1%
Accredo Health, Inc.                                       466,950        14,760,289
Inveresk Research Group, Inc.                              376,900         9,320,737
Odyssey Healthcare, Inc.(2)                                158,800         4,646,488
VistaCare, Inc., Class A                                   127,400         4,478,110
                                                                          33,205,624
HOTEL/MOTEL -- 0.2%
Four Seasons Hotels, Inc.(1),(2)                            74,400         3,805,560
                                                                           3,805,560
HOUSEHOLD FURNISHINGS -- 1.1%
Kirkland's, Inc.                                           373,400         6,594,244
Select Comfort Corp.                                       431,350        10,680,226
                                                                          17,274,470
INSURANCE -- PROPERTY & CASUALTY -- 0.6%
Infinity Property & Casualty Corp.(1)                      162,500         5,370,625
ProAssurance Corp.(2)                                      159,900         5,140,785
                                                                          10,511,410
INVESTMENT MANAGEMENT COMPANIES -- 0.4%
Affiliated Managers Group, Inc.(2)                         101,600         7,070,344
                                                                           7,070,344
LEISURE TIME -- 0.3%
Penn National Gaming, Inc.                                 198,900         4,590,612
                                                                           4,590,612
MACHINERY -- SPECIALTY -- 1.1%
Applied Films Corp.                                        299,800         9,899,396
Engineered Support Systems, Inc.(1)                        156,000         8,589,360
                                                                          18,488,756
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 4.2%
Advanced Neuromodulation Systems,
  Inc.(2)                                                  150,900         6,938,382
Align Technology, Inc.                                     375,450         6,202,434
Closure Medical Corp.                                      442,300        15,007,239
Gen-Probe, Inc.                                            200,000         7,294,000
I-Flow Corp.(2)                                            328,000         4,562,480
Kyphon, Inc.                                               400,000         9,932,000
Ventana Medical Systems, Inc.                              302,700        11,926,380
Wright Medical Group, Inc.                                 171,700         5,226,548
                                                                          67,089,463
MEDICAL SERVICES -- 0.4%
Covance, Inc.                                              250,000         6,700,000
                                                                           6,700,000

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES -- 0.4%
Ceradyne, Inc.(2)                                          194,100   $     6,611,046
                                                                           6,611,046
PRODUCTION TECHNOLOGY EQUIPMENT -- 3.4%
August Technology Corp.                                    667,650        12,384,908
Credence Systems Corp.(2)                                1,109,200        14,597,072
Photon Dynamics, Inc.                                      299,800        12,063,952
Ultratech, Inc.                                            540,300        15,868,611
                                                                          54,914,543
RADIO & TV BROADCASTERS -- 0.8%
XM Satellite Radio Holdings, Inc.,
  Class A(2)                                               520,000        13,707,200
                                                                          13,707,200
RESTAURANTS -- 0.8%
Chicago Pizza & Brewery, Inc.(2)                           180,800         2,697,536
RARE Hospitality International, Inc.(2)                    407,750         9,965,410
                                                                          12,662,946
RETAIL -- 6.8%
1-800-FLOWERS.COM, Inc., Class A                           793,900         8,780,534
Aeropostale, Inc.(2)                                       213,600         5,856,912
Amazon.com, Inc.                                           186,600         9,822,624
Bebe Stores, Inc.                                          192,700         5,008,273
Christopher & Banks Corp.(1)                               430,700         8,411,571
Cost Plus, Inc.                                            400,100        16,404,100
Pacific Sunwear of California, Inc.                        150,100         3,170,112
Priceline.com, Inc.(2)                                     456,500         8,171,350
Restoration Hardware, Inc.(2)                              383,000         1,819,250
The Sports Authority, Inc.                                 250,000         9,600,000
United Auto Group, Inc.(1)                                 440,400        13,784,520
Urban Outfitters, Inc.(2)                                  518,400        19,206,720
                                                                         110,035,966
SAVINGS & LOAN -- 0.9%
Franklin Bank Corp.                                        195,800         3,720,200
NetBank, Inc.(1),(2)                                       778,200        10,388,970
                                                                          14,109,170
SECURITIES BROKERAGE & SERVICES -- 1.1%
Ameritrade Holding Corp.                                 1,250,100        17,588,907
                                                                          17,588,907
SERVICES -- COMMERCIAL -- 3.5%
Autobytel, Inc.(2)                                         531,500         4,826,020
CoStar Group, Inc.(2)                                      277,700        11,574,536
eBay, Inc.                                                 247,300        15,973,107
Navigant Consulting, Inc.                                1,289,100        24,312,426
                                                                          56,686,089
SHOES -- 1.1%
Deckers Outdoor Corp.                                      139,100         2,851,550
K-Swiss, Inc., Class A(1)                                  300,000         7,218,000
Kenneth Cole Productions, Inc., Class A(1),(2)             259,400         7,626,360
                                                                          17,695,910
TELECOMMUNICATIONS EQUIPMENT -- 0.1%
California Amplifier, Inc.                                 100,000         1,407,000
                                                                           1,407,000
TEXTILE -- APPAREL MANUFACTURERS -- 0.8%
Guess?, Inc.                                               372,300   $     4,493,661
Oxford Industries, Inc.(1)                                 247,200         8,375,136
                                                                          12,868,797
TRUCKERS -- 0.5%
Forward Air Corp.                                          314,900         8,659,750
                                                                           8,659,750
TOTAL COMMON STOCKS (Cost $1,241,989,779)                              1,587,197,129

                                                          WARRANTS             VALUE
------------------------------------------------------------------------------------
WARRANTS -- 0.3%
SERVICES -- COMMERCIAL -- 0.3%
InterActive Corp., Strike 26.00,
  Expires 02/04/09(6)                                      110,612         4,723,133
                                                                           4,723,133
TOTAL WARRANTS (Cost $426,599)                                             4,723,133

                                                                               VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 18.7%
Institutional Money Market Trust(8)                                      270,631,670
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                           15,503,177
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                           15,503,177
TOTAL SHORT-TERM INVESTMENTS (Cost $301,638,024)                         301,638,024
TOTAL INVESTMENTS -- 117.4% (Cost $1,544,054,402)                      1,893,558,286
COLLATERAL ON SECURITIES LOANED, AT
  VALUE (8) -- (16.8%)                                                  (270,631,670)
OTHER LIABILITIES, NET -- (0.6)%                                          (9,627,205)
TOTAL NET ASSETS -- 100.0%                                           $ 1,613,299,411

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - THE INFORMATION AGE FUND(R)

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 97.0%
ADVERTISING AGENCIES -- 1.4%
ValueClick, Inc.                                           363,600   $     3,301,488
                                                                           3,301,488
AEROSPACE -- 0.3%
MTC Technologies, Inc.                                      22,600           728,172
                                                                             728,172
COMMERCIAL INFORMATION SERVICES -- 1.8%
Ask Jeeves, Inc.(2)                                        242,700         4,397,724
                                                                           4,397,724
COMMUNICATIONS TECHNOLOGY -- 12.6%
Alvarion Ltd.                                              198,100         2,288,055
AudioCodes Ltd.                                            238,500         2,489,940
Brocade Communications Systems, Inc.                       393,300         2,273,274
Cisco Systems, Inc.                                         99,600         2,419,284
Ditech Communications Corp.                                132,200         2,525,020
Foundry Networks, Inc.                                     109,400         2,993,184
Nuance Communications, Inc.                                141,300         1,079,532
Packeteer, Inc.                                            173,100         2,939,238
UTStarcom, Inc.                                             33,400         1,238,138
Verisity Ltd.                                              150,100         1,913,775
WebEx Communications, Inc.(2)                              408,500         8,210,850
                                                                          30,370,290
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 27.9%
Agile Software Corp.                                       198,900         1,969,110
Altiris, Inc.                                              164,900         6,015,552
Anteon International Corp.                                  19,550           704,777
Business Objects S.A., ADR(3)                               58,000         2,010,860
Callidus Software, Inc.                                    112,650         1,992,779
Check Point Software Technologies Ltd.                     125,100         2,104,182
Chordiant Software, Inc.                                   538,500         2,934,825
Cognizant Technology Solutions Corp.                        51,500         2,350,460
Cognos, Inc.                                                51,200         1,567,744
Dendrite International, Inc.                                10,300           161,401
Digitas, Inc.                                              233,600         2,177,152
eCollege.com, Inc.(2)                                       36,000           664,560
Embarcadero Technologies, Inc.                               8,800           140,360
Interwoven, Inc.                                           223,025         2,819,036
iPass, Inc.                                                171,550         2,749,947
JDA Software Group, Inc.                                    36,600           604,266
Macromedia, Inc.                                           197,600         3,525,184
Macrovision Corp.                                            2,000            45,180
Magma Design Automation, Inc.(2)                           231,900         5,412,546
Manhattan Associates, Inc.                                  21,600           597,024
Micromuse, Inc.                                            972,900         6,713,010
MicroStrategy, Inc., Class A(2)                             64,400         3,379,712
NetScreen Technologies, Inc.(2)                            205,400         5,083,650
PEC Solutions, Inc.                                         68,700         1,164,465
Quest Software, Inc.                                       171,300         2,432,460
RADWARE Ltd.(2)                                             62,500         1,703,125
RealNetworks, Inc.                                         103,800           592,698
Retek, Inc.                                                253,200   $     2,349,696
SRA International, Inc., Class A                            36,000         1,551,600
Verint Systems, Inc.                                        93,200         2,102,592
                                                                          67,619,953
COMPUTER TECHNOLOGY -- 4.8%
Lexar Media, Inc.                                          139,300         2,427,999
M-Systems Flash Disk Pioneers Ltd.                         317,700         5,489,856
Trident Microsystems, Inc.                                 219,000         3,814,980
                                                                          11,732,835
CONSUMER ELECTRONICS -- 11.9%
CNET Networks, Inc.                                        311,900         2,127,158
DoubleClick, Inc.                                          424,600         4,339,412
InfoSpace, Inc.                                            128,100         2,952,705
Netflix, Inc.                                               79,400         4,342,386
SINA Corp.(2)                                               38,200         1,289,250
Take-Two Interactive Software, Inc.                         39,900         1,149,519
United Online, Inc.                                        219,650         3,687,923
Yahoo! Inc.                                                197,899         8,939,098
                                                                          28,827,451
ELECTRICAL & ELECTRONICS -- 1.2%
Power Integrations, Inc.                                    86,000         2,877,560
                                                                           2,877,560
ELECTRICAL EQUIPMENT & COMPONENTS -- 2.1%
Digital Theater Systems, Inc.                               73,350         1,811,012
Sonic Solutions(2)                                         208,300         3,186,990
                                                                           4,998,002
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 12.5%
Bookham Technology PLC, ADR (2),(3)                      1,078,800         2,697,000
Exar Corp.                                                 142,700         2,437,316
FormFactor, Inc.                                            89,700         1,776,060
O2Micro International Ltd.                                 440,600         9,869,440
OmniVision Technologies, Inc.                               29,600         1,635,400
PLX Technology, Inc.                                       225,700         1,997,445
Sigmatel, Inc.                                              73,200         1,806,576
Superconductor Technologies, Inc.(2)                       493,100         2,751,498
Tessera Technologies, Inc.                                  53,200         1,000,692
Virage Logic Corp.                                         186,800         1,899,756
Xicor, Inc.                                                209,400         2,374,596
                                                                          30,245,779
ELECTRONICS -- TECHNOLOGY -- 1.2%
AU Optronics Corp., ADR(1),(2),(3)                         235,000         2,801,200
                                                                           2,801,200
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.3%
Portal Software, Inc.                                      126,000           847,980
                                                                             847,980
FINANCIAL INFORMATION SERVICES -- 0.9%
HomeStore, Inc.                                            482,700         2,283,171
                                                                           2,283,171
IDENTIFICATION CONTROL & FILTER DEVICES -- 1.0%
Asyst Technologies, Inc.(2)                                132,900         2,305,815
                                                                           2,305,815

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
PRODUCTION TECHNOLOGY EQUIPMENT -- 4.3%
August Technology Corp.                                    112,400   $     2,085,020
Credence Systems Corp.                                     410,400         5,400,864
Intevac, Inc.                                              124,100         1,751,051
Ultratech, Inc.                                             44,000         1,292,280
                                                                          10,529,215
RETAIL -- 3.3%
1-800-FLOWERS.COM, Inc., Class A                           210,400         2,327,024
Amazon.com, Inc.(2)                                         59,500         3,132,080
Priceline.com, Inc.(2)                                     135,800         2,430,820
                                                                           7,889,924
SAVINGS & LOAN -- 0.3%
NetBank, Inc.(1)                                            50,300           671,505
                                                                             671,505
SECURITIES BROKERAGE & SERVICES -- 1.3%
Ameritrade Holding Corp.                                   227,300         3,198,111
                                                                           3,198,111
SERVICES -- COMMERCIAL -- 6.9%
Ctrip.com International Ltd., ADR(3)                        11,300           384,313
eBay, Inc.                                                  49,600         3,203,664
ebookers PLC, ADR (2),(3)                                  135,500         1,985,075
Forrester Research, Inc.                                    97,300         1,738,751
Harris Interactive, Inc.                                   126,200         1,047,460
InterActiveCorp                                            163,622         5,551,694
Monster Worldwide, Inc.                                    123,400         2,709,864
                                                                          16,620,821
TELECOMMUNICATIONS EQUIPMENT -- 1.0%
Symmetricom, Inc.                                          335,600         2,443,168
                                                                           2,443,168
TOTAL COMMON STOCKS (Cost $183,179,377)                                  234,690,164

                                                          WARRANTS             VALUE
------------------------------------------------------------------------------------
WARRANTS-- 0.0%
COMMUNICATIONS TECHNOLOGY-- 0.0%
Novatel Wireless, Inc., Strike 18.00,
  Expires 12/20/05(4),(6)                                   33,247             8,452
                                                                               8,452

TOTAL WARRANTS (Cost $156,260)                                                 8,452

DECEMBER 31, 2003                                                              VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 18.9%
Institutional Money Market Trust(8)                                  $    37,889,400
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                            3,891,077
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                            3,891,077

TOTAL SHORT-TERM INVESTMENTS (Cost $45,671,554)                           45,671,554
TOTAL INVESTMENTS -- 115.9% (Cost $229,007,191)                          280,370,170
COLLATERAL ON SECURITIES LOANED,
  AT VALUE (8) -- (15.7%)                                                (37,889,400)
OTHER LIABILITIES, NET -- (0.2)%                                            (524,517)
TOTAL NET ASSETS -- 100.0%                                           $   241,956,253

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS INTERNET AGE FUND(TM)

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 98.1%
ADVERTISING AGENCIES -- 1.4%
ValueClick, Inc.                                           190,100   $     1,726,108
                                                                           1,726,108
AEROSPACE -- 0.3%
MTC Technologies, Inc.                                      11,800           380,196
                                                                             380,196
COMMERCIAL INFORMATION SERVICES -- 1.9%
Ask Jeeves, Inc.(2)                                        130,800         2,370,096
                                                                           2,370,096
COMMUNICATIONS TECHNOLOGY -- 11.9%
Alvarion Ltd.                                              106,600         1,231,230
AudioCodes Ltd.                                            121,300         1,266,372
Brocade Communications Systems, Inc.                       212,300         1,227,094
Cisco Systems, Inc.                                         51,800         1,258,222
Ditech Communications Corp.                                 72,200         1,379,020
Foundry Networks, Inc.                                      58,500         1,600,560
Nuance Communications, Inc.                                 74,600           569,944
Packeteer, Inc.                                             91,700         1,557,066
Verisity Ltd.                                               79,400         1,012,350
WebEx Communications, Inc.(2)                              193,800         3,895,380
                                                                          14,997,238
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 27.8%
Agile Software Corp.                                       106,300         1,052,370
Altiris, Inc.                                               81,900         2,987,712
Anteon International Corp.                                  10,150           365,907
Business Objects S.A., ADR (2),(3)                          29,500         1,022,765
Callidus Software, Inc.                                     59,600         1,054,324
Check Point Software Technologies Ltd.                      62,500         1,051,250
Chordiant Software, Inc.                                   304,600         1,660,070
Cognizant Technology Solutions Corp.                        27,400         1,250,536
Cognos, Inc.(2)                                             26,800           820,616
Dendrite International, Inc.                                 5,600            87,752
Digitas, Inc.                                              108,100         1,007,492
eCollege.com, Inc.                                          19,600           361,816
Embarcadero Technologies, Inc.                               4,700            74,965
Interwoven, Inc.                                           117,175         1,481,092
iPass, Inc.                                                 92,350         1,480,371
Macromedia, Inc.                                           105,400         1,880,336
Macrovision Corp.                                            1,100            24,849
Magma Design Automation, Inc.(2)                           113,400         2,646,756
Manhattan Associates, Inc.                                  11,500           317,860
Micromuse, Inc.                                            521,500         3,598,350
MicroStrategy, Inc., Class A                                32,700         1,716,096
NetScreen Technologies, Inc.(2)                            108,800         2,692,800
PEC Solutions, Inc.                                         35,000           593,250
Quest Software, Inc.                                        91,300         1,296,460
RADWARE Ltd.                                                31,900           869,275
Retek, Inc.                                                127,900         1,186,912
SRA International, Inc., Class A                            29,300         1,262,830
Verint Systems, Inc.                                        49,700         1,121,232
                                                                          34,966,044
COMPUTER TECHNOLOGY -- 5.0%
Lexar Media, Inc.                                           73,100   $     1,274,133
M-Systems Flash Disk Pioneers Ltd.                         175,100         3,025,728
Trident Microsystems, Inc.                                 117,000         2,038,140
                                                                           6,338,001
CONSUMER ELECTRONICS -- 12.7%
CNET Networks, Inc.                                        168,100         1,146,442
DoubleClick, Inc.                                          231,700         2,367,974
InfoSpace, Inc.                                             94,200         2,171,310
Netflix, Inc.(2)                                            42,400         2,318,856
SINA Corp.(2)                                               20,600           695,250
Take-Two Interactive Software, Inc.                         21,800           628,058
United Online, Inc.                                        119,600         2,008,084
Yahoo! Inc.                                                102,290         4,620,439
                                                                          15,956,413
ELECTRICAL & ELECTRONICS -- 1.2%
Power Integrations, Inc.                                    44,600         1,492,316
                                                                           1,492,316
ELECTRICAL EQUIPMENT & COMPONENTS -- 2.1%
Digital Theater Systems, Inc.                               39,500           975,255
Sonic Solutions(2)                                         111,000         1,698,300
                                                                           2,673,555
ELECTRONICS-- SEMICONDUCTORS & COMPONENTS -- 12.9%
Bookham Technology PLC, ADR (2),(3)                        561,400         1,403,500
Exar Corp.                                                  72,300         1,234,884
FormFactor, Inc.                                            46,900           928,620
O2Micro International Ltd.                                 232,100         5,199,040
OmniVision Technologies, Inc.                               17,200           950,300
PLX Technology, Inc.                                       160,800         1,423,080
Sigmatel, Inc.                                              38,250           944,010
Superconductor Technologies, Inc.                          263,700         1,471,446
Tessera Technologies, Inc.                                  27,800           522,918
Virage Logic Corp.                                          97,200           988,524
Xicor, Inc.                                                105,600         1,197,504
                                                                          16,263,826
ELECTRONICS -- TECHNOLOGY -- 1.2%
AU Optronics Corp., ADR(1),(2),(3)                         126,000         1,501,920
                                                                           1,501,920
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS-- 0.2%
Portal Software, Inc.                                       40,460           272,296
                                                                             272,296
FINANCIAL INFORMATION SERVICES -- 0.9%
HomeStore, Inc.                                            255,000         1,206,150
                                                                           1,206,150
IDENTIFICATION CONTROL & FILTER DEVICES -- 1.0%
Asyst Technologies, Inc.                                    70,300         1,219,705
                                                                           1,219,705
PRODUCTION TECHNOLOGY EQUIPMENT -- 4.4%
August Technology Corp.                                     56,900         1,055,495
Credence Systems Corp.                                     215,300         2,833,348
Intevac, Inc.                                               66,000           931,260
Ultratech, Inc.                                             22,800           669,636
                                                                           5,489,739

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
RETAIL -- 3.3%
1-800-FLOWERS.COM, Inc., Class A                           113,300   $     1,253,098
Amazon.com, Inc.                                            30,900         1,626,576
Priceline.com, Inc.(2)                                      73,200         1,310,280
                                                                           4,189,954
SAVINGS & LOAN -- 0.3%
NetBank, Inc.(1)                                            33,600           448,560
                                                                             448,560
SECURITIES BROKERAGE & SERVICES -- 1.4%
Ameritrade Holding Corp.                                   122,400         1,722,168
                                                                           1,722,168
SERVICES -- COMMERCIAL -- 7.2%
Ctrip.com International Ltd., ADR(2),(3)                     6,000           204,060
eBay, Inc.                                                  30,000         1,937,700
ebookers PLC, ADR(2),(3)                                    78,600         1,151,490
Forrester Research, Inc.                                    53,100           948,897
Harris Interactive, Inc.                                    67,600           561,080
InterActiveCorp                                             84,605         2,870,648
Monster Worldwide, Inc.(2)                                  63,400         1,392,264
                                                                           9,066,139
TELECOMMUNICATIONS EQUIPMENT -- 1.0%
Symmetricom, Inc.                                          179,500         1,306,760
                                                                           1,306,760
TOTAL COMMON STOCKS (Cost $93,805,064)                                   123,587,184

                                                          WARRANTS             VALUE
------------------------------------------------------------------------------------
WARRANTS -- 0.0%
COMMUNICATIONS TECHNOLOGY -- 0.0%
Novatel Wireless, Inc., Strike 18.00,
  Expires 12/20/05(4),(6)                                   18,701             4,754
                                                                               4,754

TOTAL WARRANTS (Cost $87,896)                                                  4,754

                                                                               VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.8%
Institutional Money Market Trust(8)                                       22,320,700
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                               45,290
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                               45,290

TOTAL SHORT-TERM INVESTMENTS (Cost $22,411,280)                           22,411,280
TOTAL INVESTMENTS -- 115.9% (Cost $116,304,240)                          146,003,218
COLLATERAL ON SECURITIES LOANED,
  AT VALUE(8) -- (17.7%)                                                 (22,320,700)
OTHER ASSETS, NET -- 1.8%                                                  2,285,172
TOTAL NET ASSETS -- 100.0%                                           $   125,967,690

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS MIDCAP OPPORTUNITIES FUND

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 91.0%
ALUMINUM -- 1.9%
Alcan, Inc.(1)                                              31,200   $     1,464,840
Alumina Ltd., ADR(1),(2),(3)                                62,310         1,249,315
                                                                           2,714,155
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.2%
Celgene Corp.(2)                                            21,500           967,930
Cephalon, Inc.(2)                                           24,100         1,166,681
Chiron Corp.                                                17,750         1,011,572
                                                                           3,146,183
BUILDING MATERIALS -- 0.9%
Vulcan Materials Co.(1)                                     26,250         1,248,712
                                                                           1,248,712
CASINOS & GAMBLING -- 2.8%
International Game Technology(1)                            38,400         1,370,880
MGM Mirage, Inc.(1)                                         37,000         1,391,570
Station Casinos, Inc.(1)                                    39,500         1,209,885
                                                                           3,972,335
COAL -- 1.0%
Peabody Energy Corp.(1)                                     34,550         1,441,080
                                                                           1,441,080
COMMUNICATIONS TECHNOLOGY -- 6.8%
Comverse Technology, Inc.                                  102,500         1,802,975
Corning, Inc.                                              110,000         1,147,300
Foundry Networks, Inc.(2)                                   68,900         1,885,104
Secure Computing Corp.                                      70,850         1,268,923
Symbol Technologies, Inc.(1)                               134,800         2,276,772
UTStarcom, Inc.(2)                                          33,370         1,237,026
                                                                           9,618,100
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.7%
Acxiom Corp.                                                56,000         1,039,920
Business Objects S.A., ADR(2),(3)                           55,950         1,939,786
Cognizant Technology Solutions Corp.                        27,000         1,232,280
Cognos, Inc.                                                26,800           820,616
Infosys Technologies Ltd., ADR(1),(3)                       11,750         1,124,475
Novell, Inc.                                               179,650         1,889,918
Siebel Systems, Inc.                                       124,800         1,730,976
VERITAS Software Corp.                                      30,100         1,118,516
                                                                          10,896,487
COMPUTER TECHNOLOGY -- 1.9%
SanDisk Corp.                                               22,000         1,345,080
Unisys Corp.                                                92,600         1,375,110
                                                                           2,720,190
CONSUMER ELECTRONICS -- 1.5%
Harman International Industries, Inc.(1)                    15,600         1,154,088
VeriSign, Inc.                                              60,750           990,225
                                                                           2,144,313
COPPER -- 0.9%
Phelps Dodge Corp.                                          17,310         1,317,118
                                                                           1,317,118
DRUGS & PHARMACEUTICALS -- 5.0%
Medicis Pharmaceutical Corp., Class A(1),(2)                23,400   $     1,668,420
Shire Pharmaceuticals Group PLC, ADR(3)                     45,470         1,320,903
Taro Pharmaceutical Industries Ltd.                         21,850         1,409,325
Teva Pharmaceutical Industries Ltd.,
  ADR(1),(2),(3)                                            23,050         1,307,166
Watson Pharmaceuticals, Inc.                                28,550         1,313,300
                                                                           7,019,114
EDUCATION SERVICES -- 0.9%
Education Management Corp.                                  40,740         1,264,570
                                                                           1,264,570
ELECTRONICS -- 2.0%
Amphenol Corp., Class A                                     23,550         1,505,551
Sanmina-SCI Corp.                                          102,900         1,297,569
                                                                           2,803,120
ELECTRONICS-- INSTRUMENTS, GAUGES & METERS -- 1.1%
Tektronix, Inc.(1)                                          47,600         1,504,160
                                                                           1,504,160
ELECTRONICS-- SEMICONDUCTORS & COMPONENTS -- 2.0%
Broadcom Corp., Class A                                     26,250           894,862
Marvell Technology Group Ltd.(2)                            25,000           948,250
PMC-Sierra, Inc.(2)                                         50,000         1,007,500
                                                                           2,850,612
ENGINEERING & CONTRACTING SERVICES -- 0.7%
Jacobs Engineering Group, Inc.                              21,350         1,025,013
                                                                           1,025,013
FINANCE -- SMALL LOANS -- 1.0%
AmeriCredit Corp.(2)                                        92,200         1,468,746
                                                                           1,468,746
FINANCIAL -- MISCELLANEOUS -- 0.8%
Providian Financial Corp.                                   96,400         1,122,096
                                                                           1,122,096
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.2%
Alliance Data Systems Corp.                                 61,000         1,688,480
                                                                           1,688,480
HEALTH CARE FACILITIES -- 2.1%
DaVita, Inc.                                                29,100         1,134,900
Manor Care, Inc.(1)                                         51,600         1,783,812
                                                                           2,918,712
HEALTH CARE MANAGEMENT SERVICES -- 0.8%
IMS Health, Inc.(1)                                         43,700         1,086,382
                                                                           1,086,382
HEALTH CARE SERVICES -- 0.8%
Omnicare, Inc.(1)                                           28,700         1,159,193
                                                                           1,159,193
HOMEBUILDING -- 0.8%
D.R. Horton, Inc.(1)                                        26,950         1,165,857
                                                                           1,165,857
INSURANCE -- MULTI-LINE -- 0.8%
Unitrin, Inc.(1)                                            28,350         1,173,974
                                                                           1,173,974

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                    FOREIGN CURRENCY(11)   SHARES             VALUE
------------------------------------------------------------------------------------
INSURANCE -- PROPERTY & CASUALTY -- 0.8%
The PMI Group, Inc.(1)                                      29,950   $     1,115,039
                                                                           1,115,039
MACHINERY -- ENGINES -- 0.8%
Cummins, Inc.(1)                                            23,700         1,159,878
                                                                           1,159,878
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 0.9%
Rowan Cos., Inc.                                            53,140         1,231,254
                                                                           1,231,254
MACHINERY -- SPECIALTY -- 1.3%
ASML Holding N.V., ADR(2),(3)                               89,200         1,788,460
                                                                           1,788,460
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 3.2%
Boston Scientific Corp.                                     48,300         1,775,508
Edwards Lifesciences Corp.                                  47,000         1,413,760
Zimmer Holdings, Inc.                                       18,000         1,267,200
                                                                           4,456,468
METALS & MINERALS -- MISCELLANEOUS -- 2.0%
Inco Ltd.                                                   34,470         1,372,595
Noranda, Inc.(1)                                   CAD      94,200         1,498,015
                                                                           2,870,610
MILLING -- FRUIT & GRAIN PROCESSING -- 0.7%
Archer-Daniels-Midland Co.(1)                               65,000           989,300
                                                                             989,300
OIL -- CRUDE PRODUCERS -- 1.8%
Apache Corp.(1)                                             14,650         1,188,115
Newfield Exploration Co.                                    29,250         1,302,795
                                                                           2,490,910
OIL -- INTEGRATED DOMESTIC -- 1.0%
Murphy Oil Corp.(1)                                         21,400         1,397,634
                                                                           1,397,634
PAINTS & COATINGS -- 0.9%
RPM International, Inc.(1)                                  77,500         1,275,650
                                                                           1,275,650
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.9%
KLA-Tencor Corp.                                            16,950           994,457
Lam Research Corp.                                          51,300         1,656,990
                                                                           2,651,447
PUBLISHING -- NEWSPAPERS -- 1.0%
Belo Corp., Class A(1)                                      47,740         1,352,952
                                                                           1,352,952
RADIO & TV BROADCASTERS -- 1.8%
Sirius Satellite Radio, Inc.(2)                            440,600         1,392,296
Univision Communications, Inc., Class A                     29,750         1,180,778
                                                                           2,573,074
REAL ESTATE INVESTMENT TRUSTS -- 2.6%
Friedman, Billings, Ramsey Group, Inc.,
  Class A(1)                                               114,350         2,639,198
General Growth Properties, Inc.(1)                          34,500           957,375
                                                                           3,596,573

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
RENTAL & LEASING SERVICES-- COMMERCIAL-- 1.0%
Ryder System, Inc.(1)                                       40,000   $     1,366,000
                                                                           1,366,000
RETAIL -- 5.4%
Best Buy Co., Inc.(1)                                       31,840         1,663,322
Circuit City Stores, Inc.(1)                               135,820         1,375,857
Foot Locker, Inc.(1)                                        64,050         1,501,972
Staples, Inc.                                               45,000         1,228,500
Williams-Sonoma, Inc.                                       51,700         1,797,609
                                                                           7,567,260
SAVINGS & LOAN -- 3.7%
Independence Community Bank Corp.(1)                        32,000         1,151,040
IndyMac Bancorp, Inc.(1)                                    45,150         1,345,019
New York Community Bancorp, Inc.(1)                         32,000         1,217,600
Sovereign Bancorp, Inc.(1),(2)                              65,000         1,543,750
                                                                           5,257,409
SECURITIES BROKERAGE & SERVICES -- 1.0%
Ameritrade Holding Corp.                                   103,100         1,450,617
                                                                           1,450,617
SERVICES -- COMMERCIAL -- 2.2%
Allied Waste Industries, Inc.(2)                           132,250         1,835,630
The Corporate Executive Board Co.(2)                        27,000         1,260,090
                                                                           3,095,720
TELECOMMUNICATIONS EQUIPMENT -- 3.1%
American Tower Corp., Class A                               95,000         1,027,900
Crown Castle International Corp.(2)                        138,300         1,525,449
Polycom, Inc.                                               92,500         1,805,600
                                                                           4,358,949
TRANSPORTATION -- MISCELLANEOUS -- 1.3%
Sirva, Inc.(2)                                              95,000         1,856,300
                                                                           1,856,300
UTILITIES -- GAS DISTRIBUTORS -- 0.8%
Questar Corp.(1)                                            31,630         1,111,795
                                                                           1,111,795
UTILITIES -- GAS PIPELINES -- 1.8%
El Paso Corp.(1)                                           182,800         1,497,132
The Williams Cos., Inc.(1)                                 110,800         1,088,056
                                                                           2,585,188
UTILITIES -- TELECOMMUNICATIONS -- 2.4%
Nextel Partners, Inc., Class A                             141,050         1,897,123
Qwest Communications International, Inc.                   338,050         1,460,376
                                                                           3,357,499
TOTAL COMMON STOCKS (Cost $103,322,629)                                  128,424,688

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 1.9%
COMMUNICATIONS TECHNOLOGY -- 0.9%
Lucent Technologies Capital Trust, Inc.(1)                   1,200   $     1,236,000
                                                                           1,236,000
INSURANCE -- PROPERTY & CASUALTY -- 0.3%
The PMI Group, Inc.(1)                                      15,000           386,100
                                                                             386,100
UTILITIES -- ELECTRICAL -- 0.7%
AES Trust III(1),(2)                                        23,200         1,003,400
                                                                           1,003,400
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,174,912)                       2,625,500

                                                               PAR             VALUE
------------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 1.8%
AIR TRANSPORTATION -- 0.7%
AMR Corp., 144A, 4.25%, 09/23/23(1),(7)            $     1,000,000         1,023,750
                                                                           1,023,750
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 0.4%
Advanced Micro Devices, Inc., 4.75%,
  02/01/22(1)                                              500,000           512,500
                                                                             512,500
TELECOMMUNICATIONS EQUIPMENT -- 0.7%
American Tower Corp., 6.25%,
  10/15/09(1)                                            1,000,000         1,010,000
                                                                           1,010,000
TOTAL CONVERTIBLE BONDS (Cost $2,337,936)                                  2,546,250
CORPORATE BONDS -- 1.3%
UTILITIES -- TELECOMMUNICATIONS -- 1.3%

WorldCom, Inc., 7.875%, 05/15/03(9)                      2,500,000           843,750
WorldCom, Inc., 8.250%, 05/15/31(9)                      3,000,000         1,012,500
                                                                           1,856,250

TOTAL CORPORATE BONDS (Cost $1,691,562)                                    1,856,250

DECEMBER 31, 2003                                                              VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.0%
Institutional Money Market Trust(8)                                  $    14,698,800
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                            2,538,009
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                            2,538,009

TOTAL SHORT-TERM INVESTMENTS (Cost $19,774,818)                           19,774,818
TOTAL INVESTMENTS -- 110.0% (Cost $129,301,857)                          155,227,506
COLLATERAL ON SECURITIES LOANED,
  AT VALUE(8) -- (10.4%)                                                 (14,698,800)
OTHER ASSETS, NET -- 0.4%                                                    618,135
TOTAL NET ASSETS -- 100.0%                                           $   141,146,841

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS SMALLER COMPANY GROWTH FUND

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 97.2%

ADVERTISING AGENCIES -- 1.5%
Modem Media, Inc.                                          131,500   $     1,074,355
ValueClick, Inc.                                           215,050         1,952,654
                                                                           3,027,009
AIR TRANSPORTATION -- 1.0%
Pinnacle Airlines Corp.                                    146,750         2,038,357
                                                                           2,038,357
AUTO PARTS -- AFTERMARKET -- 0.8%
TBC Corp.                                                   61,000         1,574,410
                                                                           1,574,410
BANKS -- OUTSIDE NEW YORK CITY -- 2.5%
First Community Bancorp(1)                                  49,600         1,792,544
Nara Bancorp, Inc.(1)                                       46,250         1,262,625
PrivateBancorp, Inc.(1)                                     41,600         1,893,632
                                                                           4,948,801
BEVERAGE -- SOFT DRINKS -- 0.8%
Peet's Coffee & Tea, Inc.                                   91,950         1,600,849
                                                                           1,600,849
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.7%
Alexion Pharmaceuticals, Inc.                               83,700         1,424,574
Discovery Laboratories, Inc.                                89,500           938,855
Serologicals Corp.(2)                                       28,500           530,100
Telik, Inc.                                                 54,000         1,242,540
Vicuron Pharmaceuticals, Inc.                               64,600         1,204,790
                                                                           5,340,859
CASINOS & GAMBLING -- 2.8%
Multimedia Games, Inc.(2)                                   48,450         1,991,295
Scientific Games Corp., Class A                            214,100         3,641,841
                                                                           5,633,136
COMMUNICATIONS TECHNOLOGY -- 0.4%
Alvarion Ltd.                                               66,900           772,695
                                                                             772,695
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 11.2%
Altiris, Inc.                                               36,200         1,320,576
Citadel Security Software, Inc.                            417,600         1,586,880
Clicksoftware Co.                                          465,300         1,898,424
Digitas, Inc.                                              205,450         1,914,794
Embarcadero Technologies, Inc.                              97,000         1,547,150
Equinix, Inc.                                               59,800         1,686,360
Kintera, Inc.(2)                                            68,000           843,200
Lionbridge Technologies, Inc.                              190,800         1,833,588
Merge Technologies, Inc.                                    73,350         1,293,894
OPNET Technologies, Inc.                                    94,600         1,557,116
RADWARE Ltd.                                                55,100         1,501,475
Synplicity, Inc.                                           220,000         1,722,600
Tumbleweed Communications Corp.                            178,800         1,498,344
Zoran Corp.                                                129,000         2,243,310
                                                                          22,447,711
COMPUTER TECHNOLOGY -- 1.4%
Innovex, Inc.                                              193,400   $     1,630,362
Phoenix Technologies Ltd.                                  150,200         1,213,616
                                                                           2,843,978
CONSUMER ELECTRONICS -- 2.7%
CNET Networks, Inc.                                        217,000         1,479,940
InfoSpace, Inc.                                             77,200         1,779,460
United Online, Inc.                                        127,100         2,134,009
                                                                           5,393,409
DRUG & GROCERY STORE CHAINS -- 1.0%
Wild Oats Markets, Inc.                                    160,000         2,068,800
                                                                           2,068,800
DRUGS & PHARMACEUTICALS -- 5.0%
AtheroGenics, Inc.                                         104,100         1,556,295
Bradley Pharmaceuticals, Inc.(2)                            66,400         1,688,552
Durect Corp.(2)                                            518,500         1,337,730
Inspire Pharmaceuticals, Inc.                               83,200         1,178,112
Penwest Pharmaceuticals Co.(2)                              76,750         1,326,240
POZEN, Inc.(2)                                             104,300         1,063,860
Salix Pharmaceuticals Ltd.                                  83,710         1,897,706
                                                                          10,048,495
EDUCATION SERVICES -- 2.0%
Bright Horizons Family Solutions, Inc.                      40,900         1,717,800
Sylvan Learning Systems, Inc.                               80,300         2,311,837
                                                                           4,029,637
ELECTRICAL & ELECTRONICS -- 0.8%
Power Integrations, Inc.                                    46,800         1,565,928
                                                                           1,565,928
ELECTRONICS -- 0.3%
SRS Labs, Inc.                                              65,600           612,048
                                                                             612,048
ELECTRONICS -- MEDICAL SYSTEMS -- 2.5%
EPIX Medical, Inc.                                          89,600         1,458,688
Intuitive Surgical, Inc.                                   113,950         1,947,406
Tripath Imaging, Inc.                                      208,350         1,625,130
                                                                           5,031,224
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 5.2%
ChipPAC, Inc., Class A                                     235,100         1,784,409
Exar Corp.                                                  88,700         1,514,996
LogicVision, Inc.                                          357,050         1,606,725
O2Micro International Ltd.                                  74,600         1,671,040
PLX Technology, Inc.                                       212,550         1,881,068
Xicor, Inc.                                                170,450         1,932,903
                                                                          10,391,141
ELECTRONICS -- TECHNOLOGY -- 0.5%
Essex Corp.                                                113,900         1,069,521
                                                                           1,069,521
ENTERTAINMENT -- 1.6%
Image Entertainment, Inc.                                  359,500         1,484,735
Movie Gallery, Inc.(1),(2)                                  95,100         1,776,468
                                                                           3,261,203

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
FINANCE COMPANIES -- 2.0%
Saxon Capital, Inc.                                        107,400   $     2,250,030
World Acceptance Corp.                                      90,000         1,791,900
                                                                           4,041,930
FINANCIAL -- MISCELLANEOUS -- 0.9%
Marlin Business Services, Inc.                             105,800         1,840,920
                                                                           1,840,920
HEALTH CARE FACILITIES -- 1.3%
ICON Plc, ADR(3)                                            10,840           472,624
Kindred Healthcare, Inc.                                    40,000         2,079,200
                                                                           2,551,824
HEALTH CARE MANAGEMENT SERVICES -- 3.2%
American Medical Security Group, Inc.                      128,550         2,882,091
Per-Se Technologies, Inc.                                  118,400         1,806,784
Providence Service Corp.                                   109,950         1,778,991
                                                                           6,467,866
HEALTH CARE SERVICES -- 3.4%
Inveresk Research Group, Inc.                               86,200         2,131,726
LabOne, Inc.                                                85,500         2,776,185
Province Healthcare Co.                                    111,000         1,776,000
                                                                           6,683,911
HOUSEHOLD FURNISHINGS -- 1.1%
Kirkland's, Inc.                                           122,500         2,163,350
                                                                           2,163,350
IDENTIFICATION CONTROL & FILTER DEVICES -- 2.0%
Asyst Technologies, Inc.                                   125,400         2,175,690
Veeco Instruments, Inc.                                     62,800         1,770,960
                                                                           3,946,650
INSURANCE -- LIFE -- 1.1%
Scottish Re Group Ltd.(1)                                  102,400         2,127,872
                                                                           2,127,872
INSURANCE -- PROPERTY & CASUALTY -- 2.4%
Infinity Property & Casualty Corp.(1)                       91,650         3,029,032
ProAssurance Corp.                                          56,850         1,827,728
                                                                           4,856,760
LEISURE TIME -- 1.0%
K2, Inc.(2)                                                135,900         2,067,039
                                                                           2,067,039
MACHINERY -- INDUSTRIAL/SPECIALTY -- 0.4%
FSI International, Inc.                                    115,400           851,652
                                                                             851,652
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 2.5%
Cal Dive International, Inc.                                62,900         1,516,519
Oil States International, Inc.                             119,000         1,658,860
Superior Energy Services, Inc.                             199,400         1,874,360
                                                                           5,049,739
MACHINERY -- SPECIALTY -- 0.6%
Applied Films Corp.                                         35,820         1,182,776
                                                                           1,182,776
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 4.8%
Dade Behring Holdings, Inc.                                 38,500   $     1,375,990
I-Flow Corp. (2)                                            99,100         1,378,481
Laserscope(2)                                               80,650         1,257,334
North American Scientific, Inc.                            162,800         1,709,400
OrthoLogic Corp.                                           189,200         1,159,796
Thermogenesis Corp.                                        325,000         1,683,500
Ventana Medical Systems, Inc.                               25,350           998,790
                                                                           9,563,291
METAL FABRICATING -- 0.7%
Maverick Tube Corp.                                         73,300         1,411,025
                                                                           1,411,025
METALS & MINERALS -- MISCELLANEOUS -- 1.1%
GrafTech International Ltd.                                156,900         2,118,150
                                                                           2,118,150
OIL -- CRUDE PRODUCERS -- 1.7%
Grey Wolf, Inc.(2)                                         439,400         1,643,356
Unit Corp.                                                  73,600         1,733,280
                                                                           3,376,636
PRODUCTION TECHNOLOGY EQUIPMENT -- 2.8%
Genus, Inc.(2)                                             244,000         1,464,000
Intevac, Inc.                                              101,900         1,437,809
Mykrolis Corp.                                              92,300         1,484,184
Ultratech, Inc.                                             43,900         1,289,343
                                                                           5,675,336
RENTAL & LEASING SERVICES -- CONSUMER -- 1.2%
Aaron Rents, Inc.(1),(2)                                   115,800         2,331,054
                                                                           2,331,054
RESTAURANTS -- 2.3%
Buffalo Wild Wings, Inc.(2)                                 70,600         1,832,070
Chicago Pizza & Brewery, Inc.(2)                            59,900           893,708
RARE Hospitality International, Inc.                        80,000         1,955,200
                                                                           4,680,978
RETAIL -- 5.7%
Casual Male Retail Group, Inc.(2)                          355,200         2,465,088
Charlotte Russe Holdings, Inc.                             134,500         1,864,170
Collegiate Pacific, Inc.(1),(2)                            200,000         1,830,000
EZCorp., Inc.                                               98,100           833,850
Guitar Center, Inc.                                         84,700         2,759,526
Hot Topic, Inc.(2)                                          55,000         1,620,300
                                                                          11,372,934
SAVINGS & LOAN -- 1.5%
Franklin Bank Corp.                                         71,700         1,362,300
NetBank, Inc.(1)                                           124,000         1,655,400
                                                                           3,017,700
SERVICES -- COMMERCIAL -- 1.5%
Forrester Research, Inc.(2)                                 99,700         1,781,639
Regis Corp.(1)                                              32,250         1,274,520
                                                                           3,056,159

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
TEXTILE -- APPAREL MANUFACTURERS -- 2.6%
Ashworth, Inc.                                             215,750   $     1,741,102
Guess?, Inc.                                               119,000         1,436,330
Oxford Industries, Inc.(1)                                  57,360         1,943,357
                                                                           5,120,789
TRANSPORTATION -- MISCELLANEOUS -- 1.8%
Dynamex, Inc.                                              135,200         1,622,400
Vitran Corp., Inc., Class A(2)                             132,100         1,869,215
                                                                           3,491,615
TRUCKERS -- 0.9%
Forward Air Corp.                                           66,600         1,831,500
                                                                           1,831,500
TOTAL COMMON STOCKS (Cost $149,144,200)                                  194,578,667

                                                                               VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.1%
PNC Bank Money Market Account                                              1,044,090
Institutional Money Market Trust8                                         17,795,964
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                           11,328,885

TOTAL SHORT-TERM INVESTMENTS (Cost $30,168,939)                           30,168,939
TOTAL INVESTMENTS -- 112.3% (Cost $179,313,139)                           224,747,606
COLLATERAL ON SECURITIES LOANED,
 AT VALUE(8) -- (8.9%)                                                   (17,795,964)
OTHER LIABILITIES, NET -- (3.4)%                                          (6,804,308)
TOTAL NET ASSETS -- 100.0%                                           $   200,147,334

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS VALUE + GROWTH FUND

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 96.3%

ADVERTISING AGENCIES -- 0.7%
Omnicom Group, Inc.(1)                                      19,200   $     1,676,736
                                                                           1,676,736
AIR TRANSPORTATION -- 0.7%
FedEx Corp.(1)                                              23,400         1,579,500
                                                                           1,579,500
ALUMINUM -- 2.4%
Alcan, Inc.(1)                                              51,170         2,402,431
Alcoa, Inc.(1)                                              77,000         2,926,000
                                                                           5,328,431
AUTOMOBILES -- 1.1%
Ford Motor Co.(1)                                          155,000         2,480,000
                                                                           2,480,000
BANKS -- NEW YORK CITY -- 1.0%
J.P. Morgan Chase & Co.(1)                                  63,000         2,313,990
                                                                           2,313,990
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.3%
Biogen Idec, Inc.                                           42,800         1,574,184
Cephalon, Inc.                                              40,350         1,953,343
Chiron Corp.                                                30,350         1,729,647
                                                                           5,257,174
CASINOS & GAMBLING -- 2.2%
International Game Technology(1)                            73,600         2,627,520
MGM Mirage, Inc.(1)                                         60,900         2,290,449
                                                                           4,917,969
CHEMICALS -- 1.0%
The Dow Chemical Co.(1)                                     55,550         2,309,213
                                                                           2,309,213
COMMUNICATIONS & MEDIA -- 1.0%
Time Warner, Inc.                                          120,000         2,158,800
                                                                           2,158,800
COMMUNICATIONS TECHNOLOGY -- 5.8%
Cisco Systems, Inc.                                         90,000         2,186,100
Comverse Technology, Inc.                                  175,000         3,078,250
Corning, Inc.                                              200,000         2,086,000
Motorola, Inc.(1)                                          126,900         1,785,483
Symbol Technologies, Inc.(1)                               233,600         3,945,504
                                                                          13,081,337
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 9.5%
Business Objects S.A., ADR(3)                              118,350         4,103,194
Cognizant Technology Solutions Corp.                        47,250         2,156,490
Cognos, Inc.                                                50,250         1,538,655
Infosys Technologies Ltd., ADR(1),(3)                       19,550         1,870,935
Microsoft Corp.(1)                                         129,700         3,571,938
Novell, Inc.                                               302,090         3,177,987
Siebel Systems, Inc.                                       209,850         2,910,620
VERITAS Software Corp.                                      52,800         1,962,048
                                                                          21,291,867
COMPUTER TECHNOLOGY -- 4.0%
Dell, Inc.                                                  55,000   $     1,867,800
EMC Corp.                                                  189,300         2,445,756
SanDisk Corp.                                               35,000         2,139,900
Unisys Corp.                                               165,300         2,454,705
                                                                           8,908,161
CONSUMER ELECTRONICS -- 2.6%
Harman International Industries, Inc.(1)                    26,500         1,960,470
VeriSign, Inc.                                             100,000         1,630,000
Yahoo! Inc.                                                 50,664         2,288,493
                                                                           5,878,963
DRUG & GROCERY STORE CHAINS -- 0.7%
Walgreen Co.(1)                                             46,000         1,673,480
                                                                           1,673,480
DRUGS & PHARMACEUTICALS -- 3.1%
Bristol-Myers Squibb Co.(1)                                 85,000         2,431,000
Teva Pharmaceutical Industries Ltd., ADR(1),(3)             42,250         2,395,997
Watson Pharmaceuticals, Inc.                                47,350         2,178,100
                                                                           7,005,097
ELECTRONICS -- 2.1%
Amphenol Corp., Class A                                     39,500         2,525,235
Sanmina-SCI Corp.                                          168,900         2,129,829
                                                                           4,655,064
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 3.6%
Broadcom Corp., Class A                                     43,500         1,482,915
Infineon Technologies AG, ADR(3)                           117,100         1,605,441
Intel Corp.(1)                                              58,300         1,877,260
Marvell Technology Group Ltd.                               42,000         1,593,060
PMC-Sierra, Inc.                                            80,000         1,612,000
                                                                           8,170,676
ENGINEERING & CONTRACTING SERVICES-- 0.8%
Jacobs Engineering Group, Inc.                              39,800         1,910,798
                                                                           1,910,798
FINANCIAL -- MISCELLANEOUS -- 0.9%
Providian Financial Corp.                                  166,500         1,938,060
                                                                           1,938,060
FINANCIAL DATA PROCESSING SERVICES &
 SYSTEMS -- 0.9%
Paychex, Inc.(1)                                            51,750         1,925,100
                                                                           1,925,100
HEALTH CARE FACILITIES -- 1.2%
Manor Care, Inc.(1)                                         75,900         2,623,863
                                                                           2,623,863
HEALTH CARE MANAGEMENT SERVICES -- 0.8%
UnitedHealth Group, Inc.(1)                                 31,000         1,803,580
                                                                           1,803,580
HEALTH CARE SERVICES -- 0.9%
Omnicare, Inc.(1)                                           48,200         1,946,798
                                                                           1,946,798
HOMEBUILDING -- 0.9%
D.R. Horton, Inc.(1)                                        45,100         1,951,026
                                                                           1,951,026

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                    FOREIGN CURRENCY(11)   SHARES             VALUE
------------------------------------------------------------------------------------
IDENTIFICATION CONTROL & FILTER DEVICES -- 0.8%
Agilent Technologies, Inc.                                  58,900   $     1,722,236
                                                                           1,722,236
INSURANCE -- MULTI-LINE -- 0.9%
Unitrin, Inc.(1)                                            47,850         1,981,468
                                                                           1,981,468
JEWELRY, WATCHES & GEMSTONES -- 1.1%
Tiffany & Co.(1)                                            52,700         2,382,040
                                                                           2,382,040
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 1.0%
Rowan Cos., Inc.                                            94,020         2,178,443
                                                                           2,178,443
MACHINERY -- SPECIALTY -- 1.3%
ASML Holding N.V., ADR(3)                                  147,550         2,958,378
                                                                           2,958,378
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 7.3%
Biomet, Inc.(1)                                             72,400         2,636,084
Boston Scientific Corp.                                    126,300         4,642,788
Edwards Lifesciences Corp.                                  77,000         2,316,160
Guidant Corp.(1)                                            32,550         1,959,510
Stryker Corp.(1)                                            29,300         2,490,793
Zimmer Holdings, Inc.                                       32,450         2,284,480
                                                                          16,329,815
METALS & MINERALS -- MISCELLANEOUS -- 2.2%
Inco Ltd.                                                   59,240         2,358,937
Noranda, Inc.(1)                                   CAD     157,800         2,509,414
                                                                           4,868,351
MULTI-SECTOR COMPANIES -- 1.9%
3M Co.(1)                                                   27,000         2,295,810
Tyco International Ltd.(1)                                  74,400         1,971,600
                                                                           4,267,410
OIL -- CRUDE PRODUCERS -- 1.6%
Apache Corp.(1)                                             24,100         1,954,510
EnCana Corp.(1)                                             41,100         1,620,984
                                                                           3,575,494
OIL -- INTEGRATED DOMESTIC -- 1.2%
Murphy Oil Corp.(1)                                         39,600         2,586,276
                                                                           2,586,276
OIL -- INTEGRATED INTERNATIONAL -- 1.2%
BP PLC, ADR1,(3)                                            55,000         2,714,250
                                                                           2,714,250
PRODUCTION TECHNOLOGY EQUIPMENT -- 3.3%
Applied Materials, Inc.                                    135,000         3,030,750
KLA-Tencor Corp.                                            31,100         1,824,637
Lam Research Corp.                                          78,200         2,525,860
                                                                           7,381,247
RADIO & TV BROADCASTERS -- 2.0%
Hughes Electronics Corp.                                   108,664         1,798,389
The News Corp. Ltd., ADR(1),(3)                             12,153           367,629
Univision Communications, Inc., Class A                     56,525         2,243,477
                                                                           4,409,495

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 2.7%
Friedman, Billings, Ramsey Group, Inc.,
  Class A(1)                                               188,250   $     4,344,810
General Growth Properties, Inc.(1)                          62,400         1,731,600
                                                                           6,076,410
RETAIL -- 5.0%
Best Buy Co., Inc.(1)                                       57,950         3,027,308
Foot Locker, Inc.(1)                                       106,300         2,492,735
Staples, Inc.                                               90,000         2,457,000
Williams-Sonoma, Inc.                                       92,800         3,226,656
                                                                          11,203,699
SECURITIES BROKERAGE & SERVICES -- 1.1%
Ameritrade Holding Corp.                                   168,480         2,370,514
                                                                           2,370,514
SERVICES -- COMMERCIAL -- 1.6%
Allied Waste Industries, Inc.                              250,000         3,470,000
                                                                           3,470,000
STEEL -- 3.0%
Nucor Corp.(1)                                              37,500         2,100,000
United States Steel Corp.(1)                               129,090         4,520,732
                                                                           6,620,732
TELECOMMUNICATIONS EQUIPMENT -- 1.0%
Nokia Oyj, ADR(1),(3)                                      135,470         2,302,990
                                                                           2,302,990
TRANSPORTATION -- MISCELLANEOUS -- 1.4%
Sirva, Inc.                                                157,000         3,067,780
                                                                           3,067,780
UTILITIES -- GAS DISTRIBUTORS -- 0.9%
Questar Corp.(1)                                            57,500         2,021,125
                                                                           2,021,125
UTILITIES -- GAS PIPELINES -- 0.7%
The Williams Cos., Inc.(1)                                 150,000         1,473,000
                                                                           1,473,000
UTILITIES -- TELECOMMUNICATIONS -- 2.9%
MCI, Inc.                                                   75,000         1,766,250
Nextel Partners, Inc., Class A                             182,750         2,457,988
Qwest Communications International, Inc.                   543,900         2,349,648
                                                                           6,573,886
TOTAL COMMON STOCKS (Cost $175,124,233)                                  215,320,722

                                                                               VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.4%
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                            6,095,240
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                            6,095,239

TOTAL SHORT-TERM INVESTMENTS (Cost $12,190,479)                           12,190,479
TOTAL INVESTMENTS -- 101.7% (Cost $187,314,712)                          227,511,201
OTHER LIABILITIES, NET -- (1.7)%                                          (3,784,988)
TOTAL NET ASSETS -- 100.0%                                           $   223,726,213

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS CONTRARIAN VALUE FUND

DECEMBER 31, 2003                    FOREIGN CURRENCY(11)   SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 82.5%
AUTO PARTS -- ORIGINAL EQUIPMENT -- 1.0%
Magna International, Inc., Class A(1)                       45,400   $     3,634,270
                                                                           3,634,270
COAL -- 2.2%
Peabody Energy Corp.(1)                                    193,850         8,085,483
                                                                           8,085,483
COMMUNICATIONS TECHNOLOGY -- 1.4%
3Com Corp.                                                 650,200         5,312,134
                                                                           5,312,134
COMPUTER TECHNOLOGY -- 1.5%
Seagate Technology(1)                                      290,000         5,481,000
                                                                           5,481,000
DRUG & GROCERY STORE CHAINS -- 2.4%
SUPERVALU, Inc.(1)                                         320,000         9,148,800
                                                                           9,148,800
DRUGS & PHARMACEUTICALS -- 4.2%
AmerisourceBergen Corp.(1)                                  82,000         4,604,300
Barr Laboratories, Inc.                                     82,100         6,317,595
Elan Corp. PLC, ADR(3)                                     673,100         4,637,659
                                                                          15,559,554
FERTILIZERS -- 2.3%
Potash Corp. of Saskatchewan, Inc.(1)                       99,600         8,613,408
                                                                           8,613,408
FINANCIAL DATA PROCESSING SERVICES &
 SYSTEMS -- 1.6%
SunGard Data Systems, Inc.                                 215,000         5,957,650
                                                                           5,957,650
FOODS -- 2.7%
Bunge Ltd.(1)                                              312,200        10,277,624
                                                                          10,277,624
FOREST PRODUCTS -- 1.5%
Canfor Corp.(1)                                    CAD     632,200         5,513,557
                                                                           5,513,557
GOLD -- 7.2%
Barrick Gold Corp.(1)                                      515,000        11,695,650
Placer Dome, Inc.(1)                               CAD     857,000        15,365,982
                                                                          27,061,632
HEALTH CARE FACILITIES -- 1.5%
Renal Care Group, Inc.                                     139,000         5,726,800
                                                                           5,726,800
HEALTH CARE SERVICES -- 5.5%
Anthem, Inc.                                               102,000         7,650,000
Apria Healthcare Group, Inc.                               238,700         6,795,789
Omnicare, Inc.(1)                                          149,000         6,018,110
                                                                          20,463,899
HOUSEHOLD FURNISHINGS -- 1.2%
Mohawk Industries, Inc.                                     65,000         4,585,100
                                                                           4,585,100
INSURANCE -- MULTI-LINE -- 1.3%
CIGNA Corp.(1)                                              86,200   $     4,956,500
                                                                           4,956,500
INSURANCE -- PROPERTY & CASUALTY -- 8.8%
Endurance Specialty Holdings Ltd.(1)                       374,000        12,547,700
Erie Indemnity Co., Class A(1)                             113,000         4,788,940
The Chubb Corp.(1)                                          40,000         2,724,000
Travelers Property Casualty Corp., Class A(1)              571,000         9,581,380
W.R. Berkley Corp.(1)                                       88,150         3,080,843
                                                                          32,722,863
METALS & MINERALS-- MISCELLANEOUS-- 3.8%
African Minerals Ltd.(4),(5)                               698,422         3,492,110
Inco Ltd.                                          CAD     250,400        10,008,249
Sherritt International Corp.                       CAD     144,600           794,475
                                                                          14,294,834
MULTI-SECTOR COMPANIES -- 4.9%
Brascan Corp., Class A(1)                          CAD     409,000        12,574,633
Johnson Controls, Inc.(1)                                   51,000         5,922,120
                                                                          18,496,753
OIL -- CRUDE PRODUCERS -- 5.2%
Anadarko Petroleum Corp.(1)                                125,000         6,376,250
Penn West Petroleum Ltd.(1)                        CAD      92,000         3,429,398
Pioneer Natural Resources Co.                              305,000         9,738,650
                                                                          19,544,298
OIL -- INTEGRATED INTERNATIONAL -- 2.6%
Total S.A., ADR(1),(3)                                     105,000         9,713,550
                                                                           9,713,550
PAPER -- 0.7%
Abitibi-Consolidated, Inc.(1)                      CAD     309,500         2,483,664
                                                                           2,483,664
PUBLISHING -- MISCELLANEOUS -- 2.2%
Pearson PLC(1)                                     GBP     755,000         8,406,760
                                                                           8,406,760
REAL ESTATE -- 0.5%
MI Developments, Inc., Class A                              62,500         1,745,000
                                                                           1,745,000
RESTAURANTS -- 2.7%
Darden Restaurants, Inc.(1)                                327,000         6,880,080
Yum! Brands, Inc.                                           90,000         3,096,000
                                                                           9,976,080
SERVICES -- COMMERCIAL -- 1.6%
The ServiceMaster Co.(1)                                   523,800         6,102,270
                                                                           6,102,270
TELECOMMUNICATIONS EQUIPMENT -- 0.8%
Telus Corp.(1)                                     CAD     150,000         3,012,188
                                                                           3,012,188
TEXTILE -- APPAREL MANUFACTURERS -- 3.6%
Jones Apparel Group, Inc.(1)                               195,400         6,883,942
Liz Claiborne, Inc.(1)                                     182,800         6,482,088
                                                                          13,366,030

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
UTILITIES -- CABLE TV & RADIO -- 3.0%
UnitedGlobalCom, Inc., Class A                           1,310,000   $    11,108,800
                                                                          11,108,800
UTILITIES -- TELECOMMUNICATIONS -- 4.6%
AT&T Corp.(1)                                              408,000         8,282,400
MCI, Inc.                                                  372,000         8,760,600
                                                                          17,043,000

TOTAL COMMON STOCKS (Cost $263,392,492)                                  308,393,501

                                                                           VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.6%
PNC Bank Money Market Account                                             27,261,147
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                           19,278,857
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                           19,278,857

TOTAL SHORT-TERM INVESTMENTS (Cost $65,818,861)                           65,818,861
TOTAL INVESTMENTS -- 100.1% (Cost $329,211,353)                          374,212,362
OTHER LIABILITIES, NET -- (0.1)%                                            (421,331)

TOTAL NET ASSETS -- 100.0%                                           $   373,791,031

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS GLOBAL NATURAL RESOURCES FUND

DECEMBER 31, 2003                    FOREIGN CURRENCY(11)   SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 83.5%

AGRICULTURE, FISHING & RANCHING -- 1.5%
Agrium, Inc.(1)                                    CAD     133,400   $     2,208,107
                                                                           2,208,107
COAL -- 4.4%
Fording Canadian Coal Trust(1)                     CAD     120,200         4,278,739
Peabody Energy Corp.(1)                                     48,100         2,006,251
                                                                           6,284,990
ENERGY -- MISCELLANEOUS -- 2.0%
Precision Drilling Corp.                                    66,000         2,882,880
                                                                           2,882,880
FERTILIZERS -- 1.6%
Potash Corp. of Saskatchewan, Inc.(1)                       25,900         2,239,832
                                                                           2,239,832
FOODS -- 2.7%
Bunge Ltd.(1)                                              118,200         3,891,144
                                                                           3,891,144
FOREST PRODUCTS -- 6.5%
Canfor Corp.(1)                                    CAD     401,800         3,504,187
Sino-Forest Corp., Class A                         CAD     263,000         1,050,168
Slocan Forest Products Ltd.                        CAD     408,000         4,647,522
                                                                           9,201,877
GOLD -- 10.6%
Barrick Gold Corp.(1)                                      131,000         2,975,010
Newmont Mining Corp.(1)                                     71,000         3,451,310
Northgate Exploration Ltd.                         CAD   1,900,000         3,925,711
Placer Dome, Inc.(1)                               CAD     263,000         4,715,581
                                                                          15,067,612
MACHINERY -- AGRICULTURAL -- 0.6%
AGCO Corp.                                                  42,000           845,880
                                                                             845,880
METALS & MINERALS -- MISCELLANEOUS -- 15.6%
African Minerals Ltd.(4),(5)                               203,624         1,018,120
Aur Resources, Inc.                                CAD     474,000         2,475,914
Cleveland-Cliffs, Inc.                                      72,800         3,709,160
Falconbridge Ltd.(1)                               CAD     137,500         3,336,816
Inco Ltd.                                          CAD      98,000         3,916,966
Noranda, Inc.(1)                                   CAD     113,000         1,796,982
Northern Orion Resources, Inc.                     CAD     504,000         1,201,254
Sherritt International Corp.                       CAD     871,000         4,785,529
                                                                          22,240,741
MULTI-SECTOR COMPANIES -- 2.9%
Brascan Corp., Class A(1)                          CAD     136,000         4,181,296
                                                                           4,181,296
OIL -- CRUDE PRODUCERS -- 20.4%
Anadarko Petroleum Corp.(1)                                 54,000         2,754,540
Compton Petroleum Corp.                            CAD     760,000         3,528,729
Forest Oil Corp.                                            92,800         2,651,296
Oiltec Resources Ltd.                              CAD   1,730,000         1,660,050
Penn West Petroleum Ltd.(1)                        CAD      97,000         3,615,779
Progress Energy Ltd.                               CAD     248,900         2,393,177
Pioneer Natural Resources Co.                               88,000   $     2,809,840
Resolute Energy, Inc.                              CAD     945,000         2,362,043
Talisman Energy, Inc.(1)                           CAD      38,000         2,161,934
The Meridian Resource Corp.                                270,800         1,608,552
Tom Brown, Inc.                                            106,700         3,441,075
                                                                          28,987,015
OIL -- INTEGRATED DOMESTIC -- 3.0%
Occidental Petroleum Corp.(1)                              100,000         4,224,000
                                                                           4,224,000
OIL -- INTEGRATED INTERNATIONAL -- 6.8%
Paramount Resources Ltd.                           CAD     227,100         1,836,483
Total S.A., ADR(1),(3)                                      38,000         3,515,380
Unocal Corp.(1)                                            118,000         4,345,940
                                                                           9,697,803
PAPER -- 1.4%
SFK Pulp Fund(1)                                   CAD     333,800         1,963,150
                                                                           1,963,150
RAILROADS -- 3.5%
Canadian National Railway Co.(1)                            49,000         3,100,720
Canadian National Railway Co.(1)                   CAD      30,000         1,903,656
                                                                           5,004,376
TOTAL COMMON STOCKS (Cost $99,326,690)                                   118,920,703

                                                                           VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 16.4%
PNC Bank Money Market Account                                              9,566,946
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                            6,889,754
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                            6,889,754

TOTAL SHORT-TERM INVESTMENTS (Cost $23,346,454)                           23,346,454

TOTAL INVESTMENTS-- 99.9% (Cost $122,673,144)                            142,267,157

OTHER ASSETS, NET-- 0.1%                                                     208,585

TOTAL NET ASSETS-- 100.0%                                            $   142,475,742

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS PARTNERS FUND

DECEMBER 31, 2003                    FOREIGN CURRENCY(11)   SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 81.0%

AGRICULTURE, FISHING & RANCHING -- 1.7%
Agrium, Inc.(1)                                    CAD     856,000   $    14,168,961
                                                                          14,168,961
COAL -- 5.2%
Fording Canadian Coal Trust(1)                     CAD     860,700        30,638,189
Peabody Energy Corp.(1)                                    330,750        13,795,583
                                                                          44,433,772
COMMERCIAL INFORMATION SERVICES -- 0.6%
Neoforma, Inc.                                             492,800         5,243,392
                                                                           5,243,392
COMMUNICATIONS TECHNOLOGY -- 1.0%
3Com Corp.                                               1,052,800         8,601,376
                                                                           8,601,376
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 3.1%
Acxiom Corp.                                             1,091,000        20,259,870
ITXC Corp.                                               1,448,900         6,259,248
                                                                          26,519,118
CONSTRUCTION -- 1.3%
EMCOR Group, Inc.                                          247,000        10,843,300
                                                                          10,843,300
CONSUMER ELECTRONICS -- 2.4%
Activision, Inc.                                           450,000         8,190,000
Take-Two Interactive Software, Inc.                        434,000        12,503,540
                                                                          20,693,540
DRUGS & PHARMACEUTICALS -- 2.8%
Barr Laboratories, Inc.                                    174,200        13,404,690
Elan Corp. PLC, ADR(3)                                   1,497,500        10,317,775
                                                                          23,722,465
EDUCATION SERVICES -- 0.4%
Universal Technical Institute, Inc.(1)                     128,000         3,840,000
                                                                           3,840,000
ELECTRICAL EQUIPMENT & COMPONENTS -- 1.1%
The Genlyte Group, Inc.                                    159,500         9,311,610
                                                                           9,311,610
FOODS -- 1.9%
Bunge Ltd.(1)                                              492,000        16,196,640
                                                                          16,196,640
FOREST PRODUCTS -- 3.7%
Canfor Corp.(1)                                    CAD   2,116,900        18,461,956
Slocan Forest Products Ltd.                        CAD   1,120,800        12,767,016
                                                                          31,228,972
HEALTH CARE FACILITIES -- 4.8%
DaVita, Inc.                                               328,000        12,792,000
Kindred Healthcare, Inc.                                   546,000        28,381,080
                                                                          41,173,080
HEALTH CARE MANAGEMENT SERVICES -- 5.0%
AMERIGROUP Corp.                                           438,000        18,680,700
Centene Corp.                                              523,500        14,663,235
Molina Healthcare, Inc.                                    385,000         9,713,550
                                                                          43,057,485
HEALTH CARE SERVICES -- 2.0%
Apria Healthcare Group, Inc.                               595,300   $    16,948,191
                                                                          16,948,191
INSURANCE -- LIFE -- 1.6%
Scottish Re Group Ltd.(1)                                  673,100        13,987,018
                                                                          13,987,018
INSURANCE -- MULTI-LINE -- 2.0%
Zenith National Insurance Corp.(1)                         531,000        17,284,050
                                                                          17,284,050
INSURANCE -- PROPERTY & CASUALTY -- 5.4%
Endurance Specialty Holdings Ltd.(1)                       655,000        21,975,250
Erie Indemnity Co., Class A(1)                             201,000         8,518,380
Infinity Property & Casualty Corp.(1)                      255,000         8,427,750
W.R. Berkley Corp.(1)                                      207,000         7,234,650
                                                                          46,156,030
INVESTMENT MANAGEMENT COMPANIES -- 0.1%
The Cathay Investment Fund Ltd.(4)                 HKD     525,000           798,225
                                                                             798,225
MACHINERY -- AGRICULTURAL -- 0.4%
AGCO Corp.                                                 171,600         3,456,024
                                                                           3,456,024
METAL FABRICATING -- 0.3%
NN, Inc.(1)                                                200,000         2,518,000
                                                                           2,518,000
METALS & MINERALS -- MISCELLANEOUS -- 3.3%
Aur Resources, Inc.                                CAD     968,500         5,058,909
Cleveland-Cliffs, Inc.                                     216,000        11,005,200
Falconbridge Ltd.(1)                               CAD     339,000         8,226,767
GrafTech International Ltd.                                314,750         4,249,125
                                                                          28,540,001
OIL -- CRUDE PRODUCERS -- 7.1%
Compton Petroleum Corp.                            CAD   3,843,600        17,846,082
Forest Oil Corp.                                           315,500         9,013,835
Oiltec Resources Ltd.                              CAD   1,646,000         1,579,447
Penn West Petroleum Ltd.(1)                        CAD     243,000         9,058,085
The Meridian Resource Corp.                              2,570,600        15,269,364
Tom Brown, Inc.                                            228,700         7,375,575
                                                                          60,142,388
OIL -- INTEGRATED INTERNATIONAL -- 0.9%
Paramount Resources Ltd.                           CAD     992,300         8,024,403
                                                                           8,024,403
PAPER -- 1.4%
SFK Pulp Fund(1)                                   CAD   2,020,300        11,881,819
                                                                          11,881,819
PUBLISHING -- NEWSPAPERS -- 0.6%
Hollinger International, Inc., Class A(1)                  308,300         4,815,646
                                                                           4,815,646
REAL ESTATE -- 1.7%
MI Developments, Inc., Class A                             520,000        14,518,400
                                                                          14,518,400

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
Ventas, Inc.(1)                                            485,000   $    10,670,000
                                                                          10,670,000
RESTAURANTS -- 2.3%
Triarc Cos., Inc.(1)                                       681,000         8,049,420
Triarc Cos., Inc., Class B(1)                            1,083,000        11,674,740
                                                                          19,724,160
RETAIL -- 4.4%
Electronics Boutique Holdings Corp.                        489,000        11,193,210
GameStop Corp.                                             840,000        12,944,400
Global Imaging Systems, Inc.                               258,000         8,191,500
Party City Corp.                                           376,000         4,771,440
                                                                          37,100,550
SAVINGS & LOAN -- 1.4%
Franklin Bank Corp.                                        616,400        11,711,600
                                                                          11,711,600
SERVICES -- COMMERCIAL -- 2.3%
BearingPoint, Inc.                                       1,486,800        15,001,812
The ServiceMaster Co.(1)                                   406,900         4,740,385
                                                                          19,742,197
STEEL -- 1.5%
Steel Dynamics, Inc.                                       547,900        12,870,171
                                                                          12,870,171
TRUCKERS -- 0.2%
Overnite Corp.                                              68,450         1,557,237
                                                                           1,557,237
UTILITIES -- CABLE TV & RADIO -- 2.2%
UnitedGlobalCom, Inc., Class A                           2,253,000        19,105,440
                                                                          19,105,440
UTILITIES -- TELECOMMUNICATIONS -- 3.6%
Allstream, Inc., Class B(1)                                311,000        17,835,850
IDT Corp., Class B                                         544,000        12,582,720
                                                                          30,418,570
TOTAL COMMON STOCKS (Cost $544,847,605)                                  691,003,831

DECEMBER 31, 2003                                                              VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 16.8%
PNC Bank Money Market Account                                        $    57,644,059
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                           42,799,976
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                           42,799,976

TOTAL SHORT-TERM INVESTMENTS (Cost $143,244,011)                         143,244,011
TOTAL INVESTMENTS -- 97.8% (Cost $688,091,616)                           834,247,842
OTHER ASSETS, NET -- 2.2%                                                 18,367,630
TOTAL NET ASSETS -- 100.0%                                           $   852,615,472

(1)  Income-producing security.
(2) Some or all of the security is on loan pursuant to a Securities Lending Agreement. See Note 5 in Notes to Financial Statements.
(3)  ADR -- American Depository Receipt.
(4)  Fair value security. See 1a in Notes to Financial Statements.
(5)  Restricted security. See 4e in Notes to Financial Statements.
(6)  See 4f in Notes to Financial Statements.
(7) These securities may be resold in transactions under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(8) Institutional money market pooled accounts exempt from registration under the Investment Company Act of 1940.
(9)  Defaulted security.
(10) Money market fund registered under the Investment Company Act of 1940.
(11) Foreign-denominated security: CAD -- Canadian Dollar, GBP -- British Pound, HKD -- Hong Kong Dollar.

The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003
All numbers in thousands except for Pricing of Shares section

                                                                       RS                RS               THE
                                                              DIVERSIFIED          EMERGING       INFORMATION
                                                                   GROWTH            GROWTH       AGE FUND(R)
ASSETS
Investments (including securities on loan), at value      $     1,282,687   $     1,893,558   $       280,370
Cash                                                                   --                --                --
Receivable for investments sold                                    39,536            35,486                --
Receivable for fund shares subscribed                               5,243             2,759               812
Dividends/interest receivable                                         542                97                 8
Prepaid expenses                                                       23                54                 3
Other                                                                 181               283                36
TOTAL ASSETS                                                    1,328,212         1,932,237           281,229
-------------------------------------------------------------------------------------------------------------
LIABILITIES
Collateral on securities loaned, at value                         181,194           270,632            37,889
Payable for investments purchased                                  34,599            19,071               365
Payable for fund shares redeemed                                   20,992            26,160               588
Payable to adviser                                                    914             1,379               207
Payable to distributor                                                228               345                52
Deferred trustees' compensation                                        72               167                11
Accrued expenses/other liabilities                                    615             1,184               161
TOTAL LIABILITIES                                                 238,614           318,938            39,273
-------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                          $     1,089,598   $     1,613,299   $       241,956
-------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                 1,212,942         3,145,724           227,798
Accumulated undistributed net investment income/(loss)                 (9)               --                --
Accumulated net realized gain/(loss) from investments
  and from securities sold short and options written,
  and foreign currency transactions                              (277,080)       (1,881,976)          (37,207)
Net unrealized appreciation on investments and on
  securities sold short and options written, and
  translation of assets and liabilities in
  foreign currencies                                              153,745           349,551            51,365
TOTAL NET ASSETS                                          $     1,089,598   $     1,613,299   $       241,956
-------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                      $     1,128,961   $     1,544,054   $       229,007
-------------------------------------------------------------------------------------------------------------
PRICING OF SHARES
Net Asset Value, offering, and redemption price
  per share                                               $         22.36   $         28.10   $         14.93
Net Assets                                                $ 1,089,597,829   $ 1,613,299,411   $   241,956,253
Shares of beneficial interest outstanding with no
  par value                                                    48,728,676        57,413,225        16,204,627

The accompanying notes are an integral part of these financial statements.

                                                                                                           RS
                                                                                         RS           SMALLER
                                                              RS INTERNET            MIDCAP           COMPANY
                                                             AGE FUND(TM)     OPPORTUNITIES            GROWTH
ASSETS
Investments (including securities on loan), at value      $       146,003   $       155,228   $       224,748
Cash                                                                   --                --                --
Receivable for investments sold                                     2,313             2,115               810
Receivable for fund shares subscribed                                 955               454             1,543
Dividends/interest receivable                                           3                87                19
Prepaid expenses                                                        2                 4                 5
Other                                                                  17                16                30
TOTAL ASSETS                                                      149,293           157,904           227,155
-------------------------------------------------------------------------------------------------------------
LIABILITIES
Collateral on securities loaned, at value                          22,321            14,699            17,796
Payable for investments purchased                                     194             1,696             5,040
Payable for fund shares redeemed                                      558               105             3,823
Payable to adviser                                                    109               115               174
Payable to distributor                                                 27                29                44
Deferred trustees' compensation                                         6                11                13
Accrued expenses/other liabilities                                    110               102               118
TOTAL LIABILITIES                                                  23,325            16,757            27,008
-------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                          $       125,968   $       141,147   $       200,147
-------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                   245,410           164,742           156,669
Accumulated undistributed net investment income/(loss)                 (3)               (3)               --
Accumulated net realized gain/(loss) from investments
  and from securities sold short and options written,
  and foreign currency transactions                              (149,139)          (49,521)           (1,960)
Net unrealized appreciation on investments and on
  securities sold short and options written, and
  translation of assets and liabilities in
  foreign currencies                                               29,700            25,929            45,438
TOTAL NET ASSETS                                          $       125,968   $       141,147   $       200,147
-------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                      $       116,304   $       129,302   $       179,313
-------------------------------------------------------------------------------------------------------------
PRICING OF SHARES
Net Asset Value, offering, and redemption price per share $          6.58   $         10.84   $         20.58
Net Assets                                                $   125,967,690   $   141,146,841   $   200,147,334
Shares of beneficial interest outstanding with no
  par value                                                    19,154,315        13,023,308         9,724,233

                                                                                                           RS
                                                                       RS                RS            GLOBAL
                                                                  VALUE +        CONTRARIAN           NATURAL                RS
                                                                   GROWTH             VALUE         RESOURCES          PARTNERS
ASSETS
Investments (including securities on loan), at value      $       227,511   $       374,212   $       142,267   $       834,248
Cash                                                                   --                12                 5                23
Receivable for investments sold                                        --             8,175                27            11,721
Receivable for fund shares subscribed                                 124             4,924             5,597            11,598
Dividends/interest receivable                                         148               275               232             2,504
Prepaid expenses                                                        7                 3                 2                 7
Other                                                                  22                12                 5                23
TOTAL ASSETS                                                      227,812           387,613           148,135           860,124
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Collateral on securities loaned, at value                              --                --                --                --
Payable for investments purchased                                   3,332            12,051             5,238             5,513
Payable for fund shares redeemed                                      330             1,257               227               776
Payable to adviser                                                    186               266                91               653
Payable to distributor                                                 46                68                23               162
Deferred trustees' compensation                                        22                11                 5                24
Accrued expenses/other liabilities                                    170               169                75               381
TOTAL LIABILITIES                                                   4,086            13,822             5,659             7,509
-------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                          $       223,726   $       373,791   $       142,476   $       852,615
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                   171,782           439,661           129,118           683,760
Accumulated undistributed net investment income/(loss)                 --               783                --                40
Accumulated net realized gain/(loss) from investments
  and from securities sold short and options written,
  and foreign currency transactions                                11,741          (111,660)           (6,243)           22,633
Net unrealized appreciation on investments and on
  securities sold short and options written, and
  translation of assets and liabilities in
  foreign currencies                                               40,203            45,007            19,601           146,182
TOTAL NET ASSETS                                          $       223,726   $       373,791   $       142,476   $       852,615
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                      $       187,315   $       329,211   $       122,673   $       688,092
-------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES
Net Asset Value, offering, and redemption price per share $         17.32   $         17.03   $         19.23   $         27.70
Net Assets                                                $   223,726,213   $   373,791,031   $   142,475,742   $   852,615,472
Shares of beneficial interest outstanding with no
  par value                                                    12,920,146        21,949,229         7,410,101        30,780,858

      The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

STATEMENT OF OPERATIONS
For the year ended December 31, 2003
All numbers in thousands

                                                                       RS                RS               THE
                                                              DIVERSIFIED          EMERGING       INFORMATION
                                                                   GROWTH            GROWTH       AGE FUND(R)
INVESTMENT INCOME
Interest                                                  $         1,449   $           704   $            72
Dividends                                                           2,826               739                 8
Withholding taxes on foreign dividends                                 (7)               (2)               --
TOTAL INVESTMENT INCOME                                   $         4,268   $         1,441   $            80
-------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                            7,553            14,458             1,454
Distribution fees                                                   1,888             3,615               364
Transfer agent fees                                                 1,327             2,563               226
Custodian fees                                                        131               164                34
Accounting/administrative service fees                                729             1,071               172
Shareholder reports                                                   291               637                61
Professional fees                                                     217               505                42
Registration fees                                                      60                36                60
Interest expense                                                       22                10                --
Trustees' fees and expenses                                            58               129                 9
Other expense                                                          44               138                 6
-------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                            $        12,320   $        23,326   $         2,428
Less:  Expense waiver by adviser                                       --                --                --
Expense offsets and other waivers                                  (1,135)           (1,855)             (144)
-------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                11,185            21,471             2,284
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                       (6,917)          (20,030)           (2,204)
REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION
  ON INVESTMENTS AND SECURITIES SOLD SHORT AND
  OPTIONS WRITTEN
Net realized gain from investments and foreign
  currency transactions                                           165,322           294,616            33,666
Net realized gain from securities sold short and
  options written                                                     466                --                --
Net change in unrealized appreciation on investments
  and on translation of assets and liabilities in
  foreign currency                                                197,383           290,547            49,850
NET GAIN ON INVESTMENTS AND SECURITIES SOLD SHORT
  AND OPTIONS WRITTEN                                     $       363,171   $       585,163   $        83,516
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $       356,254   $       565,133   $        81,312

The accompanying notes are an integral part of these financial statements.

                                                                                                           RS
                                                                       RS                RS           SMALLER
                                                                 INTERNET            MIDCAP           COMPANY
                                                             AGE FUND(TM)     OPPORTUNITIES            GROWTH
INVESTMENT INCOME
Interest                                                  $            34   $           331   $           110
Dividends                                                               5               503               114
Withholding taxes on foreign dividends                                 --                (5)               (1)
TOTAL INVESTMENT INCOME                                   $            39   $           829   $           223
-------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                              919             1,082             1,707
Distribution fees                                                     201               270               358
Transfer agent fees                                                   198               131               151
Custodian fees                                                         31                32                58
Accounting/administrative service fees                                 98               130               171
Shareholder reports                                                    43                43                69
Professional fees                                                      25                40                46
Registration fees                                                      45                22                42
Interest expense                                                        2                --                --
Trustees' fees and expenses                                             5                 9                11
Other expense                                                           3                 7                 8
TOTAL EXPENSES                                            $         1,570   $         1,766   $         2,621
Less:  Expense waiver by adviser                                       --               (21)                -
Expense offsets and other waivers                                    (101)              (94)             (147)
-------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                 1,469             1,651             2,474
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                       (1,430)             (822)           (2,251)
-------------------------------------------------------------------------------------------------------------
REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION
  ON INVESTMENTS AND SECURITIES SOLD SHORT AND
  OPTIONS WRITTEN
Net realized gain from investments and foreign
  currency transactions                                            22,823            19,477            18,759
Net realized gain from securities sold short and
  options written                                                     239                50                --
Net change in unrealized appreciation on investments
  and on translation of assets and liabilities in
  foreign currency                                                 26,434            24,375            50,018
-------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND SECURITIES SOLD SHORT
  AND OPTIONS WRITTEN                                     $        49,496   $        43,902   $        68,777
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $        48,066   $        43,080   $        66,526

                                                                                                           RS
                                                                       RS                RS            GLOBAL
                                                                  VALUE +        CONTRARIAN           NATURAL                RS
                                                                   GROWTH             VALUE         RESOURCES          PARTNERS
INVESTMENT INCOME
Interest                                                  $           532   $           172   $            75   $           450
Dividends                                                             957             3,204               951             7,020
Withholding taxes on foreign dividends                                (14)              (87)              (78)             (357)
TOTAL INVESTMENT INCOME                                   $         1,475   $         3,289   $           948   $         7,113
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                            1,910             1,581               607             3,942
Distribution fees                                                     477               395               152               985
Transfer agent fees                                                   314               191               121               478
Custodian fees                                                         37                34                28                73
Accounting/administrative service fees                                225               186                74               425
Shareholder reports                                                    69               160                26               166
Professional fees                                                      64                79                24               101
Registration fees                                                      22                34                32               104
Interest expense                                                        1                --                --                --
Trustees' fees and expenses                                            16                 9                 4                22
Other expense                                                          12                 6                 3                12
TOTAL EXPENSES                                            $         3,147   $         2,675   $         1,071   $         6,308
Less:  Expense waiver by adviser                                      (44)             (167)               --              (108)
Expense offsets and other waivers                                     (86)              (75)              (43)             (144)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                 3,017             2,433             1,028             6,056
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                       (1,542)              856               (80)            1,057
-------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION
  ON INVESTMENTS AND SECURITIES SOLD SHORT AND
  OPTIONS WRITTEN
Net realized gain from investments and foreign
  currency transactions                                            37,704            15,144             7,064            69,527
Net realized gain from securities sold short and
  options written                                                     110                --                --                --
Net change in unrealized appreciation on investments
  and on translation of assets and liabilities in
  foreign currency                                                 33,816            65,542            18,343           138,252
-------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND SECURITIES SOLD SHORT
  AND OPTIONS WRITTEN                                     $        71,630   $        80,686   $        25,407   $       207,779
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $        70,088   $        81,542   $        25,327   $       208,836

      The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

STATEMENT OF CHANGES IN NET ASSETS
All numbers in thousands

                                                                RS DIVERSIFIED GROWTH                RS EMERGING GROWTH
                                                          ---------------------------------   ---------------------------------
                                                                  FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            DEC. 31, 2003     DEC. 31, 2002     DEC. 31, 2003     DEC. 31, 2002
OPERATIONS
Net investment income/(loss)                              $        (6,917)  $        (7,492)  $       (20,030)  $       (23,218)
Net realized gain/(loss) from investments and foreign
  currency transactions                                           165,322          (253,993)          294,616          (623,114)
Net realized gain/(loss) from securities sold short
  and options written                                                 466               866                --                --
Net change in unrealized appreciation/depreciation
  on investments and on translation of assets and
  liabilities in foreign currency                                 197,383           (97,582)          290,547          (305,492)
Net change in unrealized appreciation/depreciation
  on securities sold short and options written                         --                --                --                --
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                       356,254          (358,201)          565,133          (951,824)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                  --                --                --                --
Realized gain on investments and securities sold short                 --                --                --                --
TOTAL DISTRIBUTIONS                                                    --                --                --                --
-------------------------------------------------------------------------------------------------------------------------------
CAPTIAL SHARE TRANSACTIONS
Proceeds from sales of shares                                     701,112           800,483         2,199,951         5,150,294
Proceeds from shares issued upon merger(1)                             --                --            38,047                --
Reinvestment of distributions                                          --                --                --                --
Cost of shares redeemed                                          (538,582)         (724,777)       (2,497,606)       (5,364,479)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                       162,530            75,706          (259,608)         (214,185)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                             518,784          (282,495)          305,525        (1,166,009)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                               570,814           853,309         1,307,774         2,473,783
End of Period                                             $     1,089,598   $       570,814   $     1,613,299   $     1,307,774
-------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                               (9)               --                --                --

OTHER INFORMATION:
SHARES
Sold                                                               39,922            47,586           108,726           222,875
Issued upon merger(1)                                                  --                --             2,176                --
Reinvested                                                             --                --                --                --
Redeemed                                                          (31,509)          (43,957)         (121,797)         (231,882)
NET INCREASE/(DECREASE)                                             8,413             3,629           (10,895)           (9,007)

(1) RS Aggressive Growth Fund merged with RS Emerging Growth Fund on March 7, 2003. See Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

                                                             THE INFORMATION AGE FUND(R)          RS INTERNET AGE FUND(TM)
                                                          ---------------------------------   ---------------------------------
                                                                  FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            DEC. 31, 2003     DEC. 31, 2002     DEC. 31, 2003     DEC. 31, 2002
OPERATIONS
Net investment income/(loss)                              $        (2,204)  $        (1,175)  $        (1,430)  $          (867)
Net realized gain/(loss) from investments and foreign
  currency transactions                                            33,666           (35,035)           22,823           (15,839)
Net realized gain/(loss) from securities sold short
  and options written                                                  --                --               239              (384)
Net change in unrealized appreciation/depreciation
  on investments and on translation of assets and
  liabilities in foreign currency                                  49,850           (20,047)           26,434           (11,953)
Net change in unrealized appreciation/depreciation
  on securities sold short and options written                         --                --                --                60
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                        81,312           (56,257)           48,066           (28,983)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                  --                --                --                --
Realized gain on investments and securities sold short                 --                --                --                --
TOTAL DISTRIBUTIONS                                                    --                --                --                --
-------------------------------------------------------------------------------------------------------------------------------
CAPTIAL SHARE TRANSACTIONS
Proceeds from sales of shares                                     258,736           148,031           140,599            47,090
Proceeds from shares issued upon merger(1)                             --                --                --                --
Reinvestment of distributions                                          --                --                --                --
Cost of shares redeemed                                          (148,446)         (166,519)          (97,756)          (52,117)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                       110,290           (18,488)           42,843            (5,027)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                             191,602           (74,745)           90,909           (34,010)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                                50,354           125,099            35,059            69,096
End of Period                                             $       241,956   $        50,354   $       125,968   $        35,059
-------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                               --                --                (3)               (7)

OTHER INFORMATION:
SHARES
Sold                                                               21,924            16,105            27,209            12,480
Issued upon merger(1)                                                  --                --                --                --
Reinvested                                                             --                --                --                --
Redeemed                                                          (12,392)          (18,042)          (18,768)          (13,749)
NET INCREASE/(DECREASE)                                             9,532            (1,937)            8,441            (1,269)

                                                               RS MIDCAP OPPORTUNITIES
                                                          ---------------------------------
                                                                  FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED
                                                            DEC. 31, 2003     DEC. 31, 2002
OPERATIONS
Net investment income/(loss)                              $          (822)  $          (683)
Net realized gain/(loss) from investments and foreign
  currency transactions                                            19,477           (33,135)
Net realized gain/(loss) from securities sold short
  and options written                                                  50               684
Net change in unrealized appreciation/depreciation
  on investments and on translation of assets and
  liabilities in foreign currency                                  24,375            (4,741)
Net change in unrealized appreciation/depreciation
  on securities sold short and options written                         --               (14)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                        43,080           (37,889)
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                  --                --
Realized gain on investments and securities sold short                 --                --
TOTAL DISTRIBUTIONS                                                    --                --
-------------------------------------------------------------------------------------------
CAPTIAL SHARE TRANSACTIONS
Proceeds from sales of shares                                      48,233            82,685
Proceeds from shares issued upon merger(1)                             --                --
Reinvestment of distributions                                          --                --
Cost of shares redeemed                                           (38,673)         (112,615)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                         9,560           (29,930)
-------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                              52,640           (67,819)
-------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                                88,507           156,326
End of Period                                             $       141,147   $        88,507
-------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                               (3)               --

OTHER INFORMATION:
SHARES
Sold                                                                5,347            10,072
Issued upon merger(1)                                                  --                --
Reinvested                                                             --                --
Redeemed                                                           (4,448)          (13,700)
NET INCREASE/(DECREASE)                                               899            (3,628)

      The accompanying notes are an integral part of these financial statements.

                                                              RS SMALLER COMPANY GROWTH                RS VALUE + GROWTH
                                                         ----------------------------------   ---------------------------------
                                                                  FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            DEC. 31, 2003     DEC. 31, 2002     DEC. 31, 2003     DEC. 31, 2002
OPERATIONS
Net investment income/(loss)                              $        (2,251)  $        (1,727)  $        (1,542)  $        (2,012)
Net realized gain/(loss) from investments and
  foreign currency transactions                                    18,759           (19,896)           37,704           (14,531)
Net realized gain from securities sold short and
  options written                                                      --                --               110             1,521
Net change in unrealized appreciation/depreciation
  on investments and on translation of assets and
  liabilities in foreign currency                                  50,018           (32,383)           33,816           (62,052)
Net change in unrealized depreciation on securities
  sold short and options written                                       --                --                --                (1)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                        66,526           (54,006)           70,088           (77,075)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                  --                --                --                --
Realized gain on investments and securities sold short                 --            (4,138)           (6,358)               --
TOTAL DISTRIBUTIONS                                                    --            (4,138)           (6,358)               --
-------------------------------------------------------------------------------------------------------------------------------
CAPTIAL SHARE TRANSACTIONS
Proceeds from sales of shares                                     181,444           151,511            56,550           309,756
Reinvestment of distributions                                          --             3,700             6,192                --
Cost of shares redeemed                                          (157,164)         (104,216)          (73,177)         (359,863)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                        24,280            50,995           (10,435)          (50,107)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                              90,806            (7,149)           53,295          (127,182)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                               109,341           116,490           170,431           297,613
End of Period                                             $       200,147   $       109,341   $       223,726   $       170,431
-------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                               --                --                --                --

OTHER INFORMATION:
SHARES
Sold                                                               10,702             9,820             4,277            21,329
Reinvested                                                             --               282               370                --
Redeemed                                                           (9,524)           (6,903)           (5,503)          (24,989)
NET INCREASE/(DECREASE)                                             1,178             3,199              (856)           (3,660)

The accompanying notes are an integral part of these financial statements.

                                                                  RS CONTRARIAN VALUE             RS GLOBAL NATURAL RESOURCES
                                                         ----------------------------------   ---------------------------------
                                                                  FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            DEC. 31, 2003     DEC. 31, 2002     DEC. 31, 2003     DEC. 31, 2002
OPERATIONS
Net investment income/(loss)                              $           856   $          (251)  $           (80)  $          (163)
Net realized gain/(loss) from investments and
  foreign currency transactions                                    15,144             5,896             7,064             2,930
Net realized gain from securities sold short and
  options written                                                      --                --                --                --
Net change in unrealized appreciation/depreciation
  on investments and on translation of assets and
  liabilities in foreign currency                                  65,542            (4,782)           18,343             1,334
Net change in unrealized depreciation on securities
  sold short and options written                                       --                --                --                --
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                        81,542               863            25,327             4,101
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                  --                --                --                --
Realized gain on investments and securities sold short                 --                --                --                --
TOTAL DISTRIBUTIONS                                                    --                --                --                --
-------------------------------------------------------------------------------------------------------------------------------
CAPTIAL SHARE TRANSACTIONS
Proceeds from sales of shares                                     394,397            65,468           186,204            39,470
Reinvestment of distributions                                          --                --                --                --
Cost of shares redeemed                                          (160,064)          (75,349)         (107,818)          (26,585)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                       234,333            (9,881)           78,386            12,885
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                             315,875            (9,018)          103,713            16,986
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                                57,916            66,934            38,763            21,777
End of Period                                             $       373,791   $        57,916   $       142,476   $        38,763
-------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                              783               (11)               --               (14)

OTHER INFORMATION:
SHARES
Sold                                                               28,578             6,448            11,670             3,030
Reinvested                                                             --                --                --                --
Redeemed                                                          (12,274)           (7,418)           (7,125)           (2,050)
NET INCREASE/(DECREASE)                                            16,304              (970)            4,545               980

                                                                     RS PARTNERS
                                                          ---------------------------------
                                                                  FOR THE           FOR THE
                                                               YEAR ENDED       YEAR ENDED
                                                            DEC. 31, 2003    DEC. 31, 2002
OPERATIONS
Net investment income/(loss)                              $         1,057   $          (832)
Net realized gain/(loss) from investments and
  foreign currency transactions                                    69,527            (1,652)
Net realized gain from securities sold short and
  options written                                                      --                --
Net change in unrealized appreciation/depreciation
  on investments and on translation of assets and
  liabilities in foreign currency                                 138,252             1,740
Net change in unrealized depreciation on securities
  sold short and options written                                       --                --
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                       208,836              (744)
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                (459)               --
Realized gain on investments and securities sold short            (44,855)             (410)
TOTAL DISTRIBUTIONS                                               (45,314)             (410)
-------------------------------------------------------------------------------------------
CAPTIAL SHARE TRANSACTIONS
Proceeds from sales of shares                                     834,426           160,523
Reinvestment of distributions                                      43,014               393
Cost of shares redeemed                                          (301,814)         (117,862)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                       575,626            43,054
-------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                             739,148            41,900
-------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                               113,467            71,567
End of Period                                             $       852,615   $       113,467
-------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                               40              (179)
OTHER INFORMATION:
SHARES
Sold                                                               35,833             8,926
Reinvested                                                          1,641                22
Redeemed                                                          (13,059)           (6,633)
NET INCREASE/(DECREASE)                                            24,415             2,315

      The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

                                                                                                     DISTRIBUTIONS   DISTRIBUTIONS
                                                              NET       NET REALIZED                      FROM NET        FROM NET
                                NET ASSET VALUE,       INVESTMENT     AND UNREALIZED         TOTAL      INVESTMENT        REALIZED
                             BEGINNING OF PERIOD    INCOME/(LOSS)        GAIN/(LOSS)    OPERATIONS          INCOME   CAPITAL GAINS
RS DIVERSIFIED GROWTH
Year Ended 12/31/03         $              14.16   $        (0.14)   $          8.34   $      8.20   $           -   $           -
Year Ended 12/31/02                        23.26            (0.19)             (8.91)        (9.10)              -               -
Year Ended 12/31/01                        22.83            (0.18)              0.61          0.43               -               -
Year Ended 12/31/00                        32.99            (0.25)             (8.69)        (8.94)              -           (1.22)
Year Ended 12/31/99                        15.89                -              22.58         22.58               -           (5.48)

RS EMERGING GROWTH
Year Ended 12/31/03                        19.15            (0.35)              9.30          8.95               -               -
Year Ended 12/31/02                        32.00            (0.34)            (12.51)       (12.85)              -               -
Year Ended 12/31/01                        44.02            (0.29)            (11.73)       (12.02)              -               -
Year Ended 12/31/00                        60.67            (0.47)            (14.74)       (15.21)              -           (1.44)
Year Ended 12/31/99                        22.95             0.14              40.89         41.03               -           (3.31)

THE INFORMATION AGE FUND(R)
Year Ended 12/31/03                         7.55            (0.14)              7.52          7.38               -               -
Year Ended 12/31/02                        14.53            (0.18)             (6.80)        (6.98)              -               -
Year Ended 12/31/01                        19.01            (0.14)             (4.05)        (4.19)              -           (0.29)
Year Ended 12/31/00                        35.79            (0.40)            (12.05)       (12.45)              -           (4.33)
Year Ended 12/31/99                        17.96                -              21.72         21.72               -           (3.89)

RS INTERNET AGE FUND(TM)
Year Ended 12/31/03                         3.27            (0.07)              3.38          3.31               -               -
Year Ended 12/31/02                         5.76            (0.08)             (2.41)        (2.49)              -               -
Year Ended 12/31/01                         6.53            (0.05)             (0.72)        (0.77)              -               -
Year Ended 12/31/00                        12.18            (0.20)             (5.45)        (5.65)              -               -
Period Ended 12/31/99(2)                   10.00                -               2.18          2.18               -               -

RS MIDCAP OPPORTUNITIES
Year Ended 12/31/03                         7.30            (0.06)              3.60          3.54               -               -
Year Ended 12/31/02                         9.92            (0.06)             (2.56)        (2.62)              -               -
Year Ended 12/31/01                        11.65             0.10              (1.73)        (1.63)          (0.10)              -
Year Ended 12/31/00                        15.92            (0.02)             (1.09)        (1.11)          (0.02)          (3.14)
Year Ended 12/31/99                        14.04             0.04               6.95          6.99           (0.05)          (5.06)

See notes to Financial Highlights on page 49.

The accompanying notes are an integral part of these financial statements.

                                                                          NET RATIO      GROSS RATIO            NET RATIO OF
                             NET ASSET                   NET ASSETS     OF EXPENSES      OF EXPENSES          NET INVESTMENT
                            VALUE, END        TOTAL          END OF      TO AVERAGE       TO AVERAGE        INCOME/(LOSS) TO
                             OF PERIOD       RETURN   PERIOD (000s)   NET ASSETS(1)       NET ASSETS      AVERAGE NET ASSETS
RS DIVERSIFIED GROWTH
Year Ended 12/31/03         $    22.36        57.91%   $  1,089,598            1.48%            1.63%                  (0.92)%
Year Ended 12/31/02              14.16       (39.12)%       570,814            1.50%            1.69%                  (1.11)%
Year Ended 12/31/01              23.26         1.88%        853,309            1.52%            1.71%                  (1.03)%
Year Ended 12/31/00              22.83       (26.91)%       567,888            1.51%            1.66%                  (1.01)%
Year Ended 12/31/99              32.99       150.21%        304,746            1.84%            1.89%                  (1.40)%

RS EMERGING GROWTH
Year Ended 12/31/03              28.10        46.74%      1,613,299            1.49%            1.61%                  (1.39)%
Year Ended 12/31/02              19.15       (40.16)%     1,307,774            1.53%            1.68%                  (1.35)%
Year Ended 12/31/01              32.00       (27.31)%     2,473,783            1.37%            1.59%                  (0.79)%
Year Ended 12/31/00              44.02       (25.04)%     3,867,028            1.29%            1.50%                  (0.82)%
Year Ended 12/31/99              60.67       182.56%      3,579,620            1.51%            1.51%                  (1.19)%

THE INFORMATION AGE FUND(R)
Year Ended 12/31/03              14.93        97.75%        241,956            1.57%            1.67%                  (1.52)%
Year Ended 12/31/02               7.55       (48.04)%        50,354            1.74%            1.80%                  (1.59)%
Year Ended 12/31/01              14.53       (22.11)%       125,099            1.67%            1.70%                  (0.87)%
Year Ended 12/31/00              19.01       (35.09)%       201,820            1.54%            1.54%                  (1.22)%
Year Ended 12/31/99              35.79       126.22%        354,636            1.68%            1.69%                  (1.54)%

RS INTERNET AGE FUND(TM)
Year Ended 12/31/03               6.58       101.22%        125,968            1.82%            1.95%                  (1.77)%
Year Ended 12/31/02               3.27       (43.23)%        35,059            2.08%            2.31%                  (1.96)%
Year Ended 12/31/01               5.76       (11.79)%        69,069            1.85%            2.16%                  (0.81)%
Year Ended 12/31/00               6.53       (46.39)%       100,281            1.78%            2.00%                  (1.52)%
Period Ended 12/31/99(2)         12.18        21.80%        103,585            1.76%            1.82%                  (1.34)%

RS MIDCAP OPPORTUNITIES
Year Ended 12/31/03              10.84        48.49%        141,147            1.53%            1.63%                  (0.76)%
Year Ended 12/31/02               7.30       (26.41)%        88,507            1.53%            1.67%                  (0.60)%
Year Ended 12/31/01               9.92       (14.01)%       156,326            1.47%            1.67%                   0.87%
Year Ended 12/31/00              11.65        (6.28)%       197,915            1.39%            1.58%                  (0.14)%
Year Ended 12/31/99              15.92        56.12%        226,529            1.59%            1.67%                   0.31%

                                 GROSS RATIO OF
                                 NET INVESTMENT      PORTFOLIO
                               INCOME/(LOSS) TO       TURNOVER
                             AVERAGE NET ASSETS           RATE
RS DIVERSIFIED GROWTH
Year Ended 12/31/03                       (1.07)%          305%
Year Ended 12/31/02                       (1.30)%          223%
Year Ended 12/31/01                       (1.22)%          255%
Year Ended 12/31/00                       (1.16)%          383%
Year Ended 12/31/99                       (1.44)%          473%

RS EMERGING GROWTH
Year Ended 12/31/03                       (1.51)%          190%
Year Ended 12/31/02                       (1.50)%          166%
Year Ended 12/31/01                       (1.01)%          148%
Year Ended 12/31/00                       (1.03)%          157%
Year Ended 12/31/99                       (1.19)%          177%

THE INFORMATION AGE FUND(R)
Year Ended 12/31/03                       (1.62)%          194%
Year Ended 12/31/02                       (1.65)%          219%
Year Ended 12/31/01                       (0.90)%          318%
Year Ended 12/31/00                       (1.22)%          185%
Year Ended 12/31/99                       (1.55)%          182%

RS INTERNET AGE FUND(TM)
Year Ended 12/31/03                       (1.90)%          208%
Year Ended 12/31/02                       (2.19)%          203%
Year Ended 12/31/01                       (1.12)%          315%
Year Ended 12/31/00                       (1.74)%          238%
Period Ended 12/31/99(2)                  (1.40)%            2%

RS MIDCAP OPPORTUNITIES
Year Ended 12/31/03                       (0.86)%          253%
Year Ended 12/31/02                       (0.74)%          401%
Year Ended 12/31/01                        0.67%           409%
Year Ended 12/31/00                       (0.33)%          542%
Year Ended 12/31/99                        0.23%           408%

                                   See notes to Financial Highlights on page 49.

      The accompanying notes are an integral part of these financial statements.

                                                                                                     DISTRIBUTIONS   DISTRIBUTIONS
                                                              NET       NET REALIZED                      FROM NET        FROM NET
                                NET ASSET VALUE,       INVESTMENT     AND UNREALIZED         TOTAL      INVESTMENT        REALIZED
                             BEGINNING OF PERIOD    INCOME/(LOSS)        GAIN/(LOSS)    OPERATIONS          INCOME   CAPITAL GAINS
RS SMALLER COMPANY GROWTH
Year Ended 12/31/03         $              12.79   $        (0.23)   $          8.02   $      7.79   $           -   $           -
Year Ended 12/31/02                        21.78            (0.20)             (8.30)        (8.50)              -           (0.49)
Year Ended 12/31/01                        20.69            (0.21)              1.90          1.69               -           (0.60)
Year Ended 12/31/00                        22.34            (0.33)              1.24          0.91               -           (2.56)
Year Ended 12/31/99                        14.26                -               8.08          8.08               -               -

RS VALUE + GROWTH
Year Ended 12/31/03                        12.37            (0.12)              5.57          5.45               -           (0.50)
Year Ended 12/31/02                        17.07            (0.15)             (4.55)        (4.70)              -               -
Year Ended 12/31/01                        24.62            (0.21)             (4.80)        (5.01)              -           (2.54)
Year Ended 12/31/00                        30.43            (0.33)             (3.14)        (3.47)              -           (2.34)
Year Ended 12/31/99                        25.92                -               7.16          7.16               -           (2.65)

RS CONTRARIAN VALUE
Year Ended 12/31/03                        10.26             0.04               6.73          6.77               -               -
Year Ended 12/31/02                        10.12            (0.05)              0.19          0.14               -               -
Year Ended 12/31/01                        11.03            (0.07)             (0.84)        (0.91)              -               -
Year Ended 12/31/00                        10.00             0.02               1.01          1.03               -               -
Year Ended 12/31/99                         7.23             0.20               2.57          2.77               -               -

RS GLOBAL NATURAL RESOURCES
Year Ended 12/31/03                        13.53            (0.01)              5.71          5.70               -               -
Year Ended 12/31/02                        11.56            (0.06)              2.03          1.97               -               -
Year Ended 12/31/01                        11.49            (0.09)              0.16          0.07               -               -
Year Ended 12/31/00                         9.13            (0.06)              2.42          2.36               -               -
Year Ended 12/31/99                         7.46            (0.01)              1.68          1.67               -               -

RS PARTNERS
Year Ended 12/31/03                        17.82             0.06              11.54         11.60           (0.02)          (1.70)
Year Ended 12/31/02                        17.67            (0.11)              0.33          0.22               -           (0.07)
Year Ended 12/31/01                        15.72             0.04               2.57          2.61               -           (0.66)
Year Ended 12/31/00                        11.96             0.09               3.67          3.76               -               -
Year Ended 12/31/99                        11.53            (0.04)              0.47          0.43               -               -

See notes to Financial Highlights on page 49.

The accompanying notes are an integral part of these financial statements.

                                                                          NET RATIO      GROSS RATIO            NET RATIO OF
                             NET ASSET                   NET ASSETS     OF EXPENSES      OF EXPENSES          NET INVESTMENT
                            VALUE, END        TOTAL          END OF      TO AVERAGE       TO AVERAGE        INCOME/(LOSS) TO
                             OF PERIOD       RETURN   PERIOD (000S)   NET ASSETS(1)       NET ASSETS      AVERAGE NET ASSETS
RS SMALLER COMPANY GROWTH
Year Ended 12/31/03         $    20.58        60.91%   $    200,147            1.73%            1.83%                  (1.57)%
Year Ended 12/31/02              12.79       (39.07)%       109,341            1.81%            1.95%                  (1.52)%
Year Ended 12/31/01              21.78         8.31%        116,490            1.66%            1.97%                  (1.10)%
Year Ended 12/31/00              20.69         4.44%        106,349            1.67%            1.93%                  (1.41)%
Year Ended 12/31/99              22.34        56.66%        103,312            1.92%            1.97%                  (1.67)%

RS VALUE + GROWTH
Year Ended 12/31/03              17.32        44.24%        223,726            1.58%            1.65%                  (0.81)%
Year Ended 12/31/02              12.37       (27.53)%       170,431            1.62%            1.67%                  (0.87)%
Year Ended 12/31/01              17.07       (20.43)%       297,613            1.60%            1.61%                  (0.96)%
Year Ended 12/31/00              24.62       (11.09)%       482,194            1.53%            1.53%                  (1.05)%
Year Ended 12/31/99              30.43        28.43%        673,900            1.59%            1.59%                  (1.20)%

RS CONTRARIAN VALUE
Year Ended 12/31/03              17.03        65.98%        373,791            1.54%            1.69%                   0.54%
Year Ended 12/31/02              10.26         1.38%         57,916            1.67%            1.74%                  (0.40)%
Year Ended 12/31/01              10.12        (8.25)%        66,934            2.22%            2.26%                  (0.59)%
Year Ended 12/31/00              11.03        10.30%         91,919            2.22%            2.25%                   0.19%
Year Ended 12/31/99              10.00        38.31%        115,911            2.17%            2.43%                  (1.17)%

RS GLOBAL NATURAL RESOURCES
Year Ended 12/31/03              19.23        42.13%        142,476            1.69%            1.76%                  (0.13)%
Year Ended 12/31/02              13.53        17.04%         38,763            1.77%            1.86%                  (0.55)%
Year Ended 12/31/01              11.56         0.61%         21,777            1.86%            1.97%                  (0.58)%
Year Ended 12/31/00              11.49        25.85%         29,371            1.98%            2.10%                  (0.53)%
Year Ended 12/31/99               9.13        22.39%         22,818            2.09%            2.42%                  (1.72)%

RS PARTNERS
Year Ended 12/31/03              27.70        65.63%        852,615            1.54%            1.60%                   0.27%
Year Ended 12/31/02              17.82         1.23%        113,467            1.88%            1.97%                  (0.90)%
Year Ended 12/31/01              17.67        16.72%         71,567            1.88%            2.04%                  (0.07)%
Year Ended 12/31/00              15.72        31.44%         28,297            1.90%            2.22%                   0.73%
Year Ended 12/31/99              11.96         3.73%         22,374            2.13%            2.79%                  (1.24)%

                                 GROSS RATIO OF
                                 NET INVESTMENT      PORTFOLIO
                               INCOME/(LOSS) TO       TURNOVER
                             AVERAGE NET ASSETS           RATE
RS SMALLER COMPANY GROWTH
Year Ended 12/31/03                       (1.67)%          220%
Year Ended 12/31/02                       (1.66)%          128%
Year Ended 12/31/01                       (1.41)%          167%
Year Ended 12/31/00                       (1.67)%          126%
Year Ended 12/31/99                       (1.72)%           90%

RS VALUE + GROWTH
Year Ended 12/31/03                       (0.88)%          262%
Year Ended 12/31/02                       (0.92)%          346%
Year Ended 12/31/01                       (0.97)%          172%
Year Ended 12/31/00                       (1.05)%           71%
Year Ended 12/31/99                       (1.20)%           80%

RS CONTRARIAN VALUE
Year Ended 12/31/03                        0.39%           129%
Year Ended 12/31/02                       (0.47)%          125%
Year Ended 12/31/01                       (0.63)%          131%
Year Ended 12/31/00                        0.16%           117%
Year Ended 12/31/99                       (1.43)%           86%

RS GLOBAL NATURAL RESOURCES
Year Ended 12/31/03                       (0.20)%          117%
Year Ended 12/31/02                       (0.64)%          159%
Year Ended 12/31/01                       (0.69)%          167%
Year Ended 12/31/00                       (0.65)%          159%
Year Ended 12/31/99                       (2.05)%          140%

RS PARTNERS
Year Ended 12/31/03                        0.21%            97%
Year Ended 12/31/02                       (0.99)%          166%
Year Ended 12/31/01                       (0.23)%          198%
Year Ended 12/31/00                        0.41%           134%
Year Ended 12/31/99                       (1.90)%           84%

Distributions reflect actual per-share amounts distributed for the period.

(1) Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations, and offsets for securities lending fees.

(2) RS Internet Age Fund(TM) shares were first issued on December 1, 1999. Ratios for the period ended December 31, 1999 have been annualized, except for total return and portfolio turnover rate.

      The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

The RS Mutual Funds (each a "Fund," collectively the "Funds") are series of RS Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Trust currently offers 10 portfolios. All of the Funds are registered as diversified funds, other than the RS Partners Fund which is registered as a nondiversified fund. Each Fund consists of a single class of shares.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES

The following policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the Nasdaq official closing price, which may not be the last sale price. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. Foreign securities are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund's net asset value is next determined. Securities whose values have been materially affected by events occuring before the Funds' valuation time but after the close of the securities' principal exchange or market, are fair valued using methods approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Funds' Board of Trustees. The guidelines and procedures use fundamental valuation methods that include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event that could have a significant impact on the value of the security. The approximate percentages of the Funds' investments valued using these guidelines and procedures at December 31, 2003, were as follows:

FUND                               PERCENTAGE
Diversified Growth                        0.1%
Emerging Growth                             -
The Information Age Fund(R)                 -
RS Internet Age Fund(TM)                    -
MidCap Opportunities                        -
Smaller Company Growth                      -
Value + Growth                              -
Contrarian Value                          0.9%
Global Natural Resources                  0.7%
Partners                                  0.1%

In their normal course of business, some of the Funds may invest a significant portion of their assets in companies concentrated within a number of industries. Accordingly, the performance of these Funds may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

Options and warrants for which market quotations are not readily available are priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock, based on a number of factors. These factors include, but are not limited to, the current price of the underlying stock, the exercise price of the option or warrant, the time to expiration, the assumed riskless rate of return, the compounded rate of return on the stock, and the standard deviation of the return on the stock. This valuation method is in accordance with the guidelines and procedures adopted by the Funds' Board of Trustees.

b. FEDERAL INCOME TAXES The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies, and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

c. SECURITIES TRANSACTIONS Securities transactions are accounted for on the date securities are purchased, sold, or sold short (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. FOREIGN CURRENCY TRANSLATION The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates quoted at the close of the London Stock Exchange on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date, except certain cash dividends from foreign securities, which are recorded as soon as the Funds are informed of the ex-dividend date. Interest income, which includes accretion/discount, is accrued and recorded daily.

f. EXPENSES Most expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust, based on relative net assets.

Expense offsets and other waivers represent expense offsets due to securities lending and the waiver of fees by the Funds' accounting agent/administrator and custodian. (See Note 5.)

G. DISTRIBUTIONS TO SHAREHOLDERS Dividends to shareholders are recorded on the ex-dividend date. See charts below for the tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002.

                                                   2003           2002
                                               ORDINARY       ORDINARY
                                                 INCOME         INCOME
FUND                                              TOTAL          TOTAL
Diversified Growth                           $        -     $        -
Emerging Growth                                       -              -
The Information Age Fund(R)                           -              -
RS Internet Age Fund(TM)                              -              -
MidCap Opportunities                                  -              -
Smaller Company Growth                                -      4,028,215
Value + Growth                                3,760,129              -
Contrarian Value                                      -              -
Global Natural Resources                              -              -
Partners                                     29,630,220              -

                                                   2003           2002
                                              LONG-TERM      LONG-TERM
                                           CAPITAL GAIN   CAPITAL GAIN
FUND                                              TOTAL          TOTAL
Diversified Growth                           $        -      $       -
Emerging Growth                                       -              -
The Information Age Fund(R)                           -              -
RS Internet Age Fund(TM)                              -              -
MidCap Opportunities                                  -              -
Smaller Company Growth                                -        110,220
Value + Growth                                2,598,319              -
Contrarian Value                                      -              -
Global Natural Resources                              -              -
Partners                                     15,684,105        410,066

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various invesment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period. See the chart below for the tax basis of distributable earnings as of December 31, 2003.

                                          UNDISTRIBUTED  UNDISTRIBUTED
                                               ORDINARY      LONG-TERM
FUND                                             INCOME          GAINS
Diversified Growth                        $           -   $          -
Emerging Growth                                       -              -
The Information Age Fund(R)                           -              -
RS Internet Age Fund(TM)                              -              -
MidCap Opportunities                                  -              -
Smaller Company Growth                                -              -
Value + Growth                               10,103,762      2,011,194
Contrarian Value                                782,721              -
Global Natural Resources                              -              -
Partners                                     19,815,553      3,851,501

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

See the chart below for capital loss carryovers available to the Funds at December 31, 2003.

During the year ended December 31, 2003, the Funds utilized capital loss carryovers as follows:

FUND
Diversified Growth                        $  93,076,033
Emerging Growth                             249,164,746
The Information Age Fund(R)                  29,426,016
RS Internet Age Fund(TM)                     21,506,624
MidCap Opportunities                         15,677,998
Smaller Company Growth                       15,074,547
Value + Growth                               12,722,850
Contrarian Value                             15,210,513
Global Natural Resources                      7,295,703
Partners                                      1,927,113

Under the current income tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2003, the Funds elected to defer net capital and currency losses as follows:

FUND
Diversified Growth                        $       8,858
Emerging Growth                                       -
The Information Age Fund(R)                           -
RS Internet Age Fund(TM)                              -
MidCap Opportunities                              2,836
Smaller Company Growth                                -
Value + Growth                                        -
Contrarian Value                                      -
Global Natural Resources                              -
Partners                                        149,756

CAPITAL LOSS CARRYOVERS
(see Note 1g)

                                                                            EXPIRING
FUND                                   2005         2006         2007         2008             2009            2010            TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Diversified Growth               $        -   $        -   $        -   $        -  $    70,851,924   $ 196,495,471  $   267,347,395
Emerging Growth                           -            -            -            -    1,127,549,362     722,212,997    1,849,762,359
The Information Age Fund(R)               -            -            -            -        4,040,935      30,992,871       35,033,806
RS Internet Age Fund(TM)                  -            -            -   16,559,005      113,383,070      17,305,520      147,247,595
MidCap Opportunities                      -            -            -            -       18,005,578      31,192,594       49,198,172
Smaller Company Growth                    -            -            -            -                -       1,243,642        1,243,642
Value + Growth                            -            -            -            -                -              --               --
Contrarian Value                          -   27,447,424   67,677,287    9,344,761        7,190,816              --      111,660,288
Global Natural Resources                  -            -    6,242,848            -                -              --        6,242,848
Partners                            478,501            -            -            -                -              --          478,501

h. CAPITAL ACCOUNTS Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

i. TEMPORARY BORROWINGS All Funds within the Trust share in a $25 million committed revolving credit/overdraft protection facility from PNC Bank for temporary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. In addition, the RS Emerging Growth Fund and RS Diversified Growth Fund have access to a separate $25 million facility from PNC Bank, with the same terms. Interest is calculated based on the market rates at the time of borrowing. Each Fund may borrow up to the lesser of one-third of its total assets (including amounts borrowed) or any lower limit defined in the Fund's Statement of Additional Information or the Prospectus.

                                                 AMOUNT                       AVERAGE
                                            OUTSTANDING        AVERAGE       INTEREST
FUND                                        AT 12/31/03     BORROWING*       RATE (%)
Diversified Growth                           $        -   $  1,069,782           2.05
Emerging Growth                                       -        482,596           2.04
The Information Age Fund(R)                           -          6,610           2.09
RS Internet Age Fund(TM)                              -        102,395           1.93
MidCap Opportunities                                  -         15,194           1.89
Smaller Company Growth                                -              -              -
Value + Growth                                        -         30,043           1.97
Contrarian Value                                      -              -              -
Global Natural Resources                              -              -              -
Partners                                              -              -              -

* For the year ended December 31, 2003.

NOTE 2  CAPITAL SHARES

a. TRANSACTIONS The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the Funds are shown in detail in the STATEMENT OF CHANGES IN NET ASSETS (see pages 42-45).

NOTE 3  TRANSACTIONS WITH AFFILIATES

a. ADVISORY FEES AND EXPENSE LIMITATION Under the terms of advisory agreements, which are reviewed and approved annually by the Board of Trustees, the Funds pay RS Investment Management, L.P. ("RS Investments"), an investment advisory fee calculated at an annual rate of the average daily net assets of the Funds as disclosed below:

                                                INVESTMENT
FUND                                         ADVISORY FEES
Diversified Growth                                    1.00%
Emerging Growth                                       1.00%
The Information Age Fund(R)                           1.00%
RS Internet Age Fund(TM)                              1.00%(1)
MidCap Opportunities                                  1.00%
Smaller Company Growth                                1.00%(2)
Value + Growth                                        1.00%
Contrarian Value                                      1.00%
Global Natural Resources                              1.00%
Partners                                              1.00%

(1)  Reduced from 1.25% to 1.00% effective 9/23/03.
(2)  Reduced from 1.25% to 1.00% effective 11/3/03.

For the year ended December 31, 2003, RS Investments agreed to bear operating expenses of certain Funds to the extent they exceed a stated limit, by means of an advisory fee waiver.

b. COMPENSATION OF TRUSTEES AND OFFICERS Trustees and officers of the Funds who are interested persons of RS Investments, as defined in the 1940 Act, receive no compensation from the Funds. Trustees of the Funds who are not interested persons of RS Investments, as defined in the 1940 Act, received compensation and reimbursement of expenses for the year ended December 31, 2003. Each of the disinterested Trustees received compensation from the Trust for the year ended December 31, 2003 in the amount of $60,000; collectively the disinterested trustees received compensation in the amount of $180,000.

Under a Deferred Compensation Plan (the Plan) adopted May 6, 2002, a disintereted Trustee may elect to defer receipt of all, or a portion, of his annual compensation. The amount of a Fund's deferred compensation obligation to a Trustee is determined by adjusting the amount of the deferred compensation to reflect the investment return of one or more RS Funds designated for the purpose by the Trustee. A

TAX COST OF INVESTMENTS
(see Note 4a below)

                                                        NET UNREALIZED APPRECIATION         GROSS UNREALIZED      GROSS UNREALIZED
                                 COST OF INVESTMENTS                 ON INVESTMENTS             APPRECIATION          DEPRECIATION
Diversified Growth                  $  1,138,693,389                 $  143,993,774           $  176,076,412         $  32,082,638
Emerging Growth                        1,576,267,953                    317,290,333              355,369,483            38,079,150
The Information Age Fund(R)              231,180,371                     49,189,799               55,481,938             6,292,139
RS Internet Age Fund(TM)                 118,195,448                     27,807,770               31,122,228             3,314,458
MidCap Opportunities                     129,625,053                     25,602,453               26,350,416               747,963
Smaller Company Growth                   180,029,306                     44,718,300               46,023,401             1,305,101
Value + Growth                           187,688,347                     39,822,854               40,462,183               639,329
Contrarian Value                         329,211,353                     45,001,009               45,353,344               352,335
Global Natural Resources                 122,673,144                     19,594,013               20,061,250               467,237
Partners                                 688,457,405                    145,790,437              146,394,261               603,824

Fund may cover its deferred compensation obligation to a Trustee by investing in one or more of such designated Funds. Each Fund's liability for deferred compensation to a Trustee is adjusted periodically to reflect the investment performance of the Funds designated by the Trustee. Deferred amounts remain in a Fund until distributed in accordance with the Plan. Trustees' fees in the accompanying financial statements include the current fees, either paid in cash or deferred, and the net increase or decrease in the value of the deferred amounts.

c. DISTRIBUTION FEES PFPC Distributors, Inc. ("PFPC"), a nonaffiliate of RS Investments, is the Funds' distributor. The Funds have entered into agreements with PFPC for distribution services with respect to their shares and have adopted Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Funds' Board of Trustees. Under these Plans, PFPC is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of each Fund, at an annual rate of 0.25% of the Fund's average daily net assets. RS Investments or its affiliates provide certain services to PFPC in respect of the promotion of the Funds' shares and are compensated by PFPC for those services.

NOTE 4  INVESTMENTS

a. TAX BASIS OF INVESTMENTS The cost of investments for federal income tax purposes at December 31, 2003, for each Fund is listed above. The net unrealized appreciation on investments and securities sold short, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart above.

b. INVESTMENT PURCHASES AND SALES The cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short, and short-term investments) for the year ended December 31, 2003, were as follows:

                                         COST OF INVESTMENTS       PROCEEDS FROM
FUND                                               PURCHASED    INVESTMENTS SOLD
Diversified Growth                         $   2,432,517,137   $   2,261,954,962
Emerging Growth                                2,595,796,754       2,880,236,540
The Information Age Fund(R)                      368,648,136         267,073,801
RS Internet Age Fund(TM)                         201,204,266         160,380,073
MidCap Opportunities                             265,382,589         257,382,038
Smaller Company Growth                           308,762,458         288,037,911
Value + Growth                                   477,588,478         496,528,540
Contrarian Value                                 355,991,473         180,924,372
Global Natural Resources                         123,094,928          62,506,871
Partners                                         706,164,539         328,275,570

c. FOREIGN SECURITIES Foreign securities investments involve special risks and considerations not typically associated

RESTRICTED SECURITIES
(see Note 4e below)

                                                                                               ACQUISITION  % OF FUNDS'
FUND                   SECURITY                     SHARES           COST             VALUE          DATE   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Diversified Growth     Startec Global
                         Communications Corp.      275,000    $   968,750       $         0        3/26/01
                                                                  968,750                 0                       0.00%
Contrarian             African Minerals, Ltd.      698,422      2,837,501         3,492,110       4/25/97-
Value                                                                                               5/7/98
                                                                2,837,501         3,492,110                       0.93%
Global Natural         African Minerals, Ltd.      203,624        784,997         1,018,120       4/25/97-
Resources                                                                                           5/7/98
                                                                  784,997         1,018,120                       0.71%

with those of U.S. origin. These risks include, but are not limited to, revaluation of currencies; adverse political, social, and economic developments; and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

d. SHORT SALES Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will typically realize a gain if the security declines in value between those dates. All short sales must be collateralized as required by law or agreement with the Fund's broker. The Fund maintains collateral in a segregated account consisting of cash, equities, and/or U.S. government securities sufficient to collateralize the obligation on the short positions. The Fund records the proceeds received as an asset and the obligation to buy back the securities as a liability. The liability side of the transactions is marked to market on a daily basis according to the market price of the securities sold and the asset side according to the value of the proceeds.

Only RS Internet Age Fund(TM) lists short sales among its principal investment strategies in the Trust's prospectus, which it may enter into up to a value of 25% of the Fund's total assets. For the year ended December 31, 2003, the cost of investments purchased to cover short sales and the proceeds from investments sold short in the RS Internet Age Fund(TM) were $2,227,876 and $2,467,042, respectively.

During the year ended December 31, 2003, there was no dividend expense on short sales.

e. RESTRICTED SECURITIES A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds' Board of Trustees as outlined in Note 1a, paragraph 2. See table above for restricted securities held at December 31, 2003.

f. OPTIONS AND WARRANTS Options and warrants normally entitle the holder to purchase specified securities at a predetermined price during a specific period. The writer of an option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument or, in the case of an index option, a notional index amount at a specified price within a specified period of time. Certain options, including options on indexes, will require cash settlement by the Fund if the option is exercised. Purchased options are recorded as assets and written options as liabilities to the extent of premiums paid or received. When an option is exercised, the proceeds on sales for the written call option, the purchase cost of the written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Transactions in written options for the year ended December 31, 2003, were as follows:

DIVERSIFIED GROWTH: WRITTEN OPTIONS

                                                   AMOUNT OF           NUMBER OF
                                                    PREMIUMS           CONTRACTS
Outstanding at 12/31/02                        $           -                   -
Options written                                    2,536,859              16,570
Options expired                                            -                   -
Options exercised                                          -                   -
Options closed                                    (2,536,859)            (16,570)
OUTSTANDING AT 12/31/03                        $           0                   0

MIDCAP OPPORTUNITIES: WRITTEN OPTIONS

                                                   AMOUNT OF           NUMBER OF
                                                    PREMIUMS           CONTRACTS
Outstanding at 12/31/02                        $           -                   -
Options written                                      210,160                 862
Options expired                                            -                   -
Options exercised                                          -                   -
Options closed                                      (210,160)               (862)
OUTSTANDING AT 12/31/03                        $           0                   0

VALUE + GROWTH: WRITTEN OPTIONS

                                                   AMOUNT OF           NUMBER OF
                                                    PREMIUMS           CONTRACTS
Outstanding at 12/31/02                        $      18,429                 190
Options written                                      396,943               1,590
Options expired                                            -                   -
Options exercised                                          -                   -
Options closed                                      (415,372)             (1,780)
OUTSTANDING AT 12/31/03                        $           0                   0

NOTE 5  SECURITIES LENDING

Certain Funds lend their portfolio securities. The borrower pays fees, at the Funds' direction, to service providers of those Funds, including RS Investments. Those payments are applied to offset amounts owed to the service providers by the Funds. Such amounts are shown as expense offsets and other waivers in the STATEMENT OF OPERATIONS (see pages 40-41). During the year ended December 31, 2003, the following Funds had securities lending fees as described below:

FUND                                                    FEES
Diversified Growth                             $     942,601
Emerging Growth                                    1,638,234
The Information Age Fund(R)                           73,001
RS Internet Age Fund(TM)                              57,226
MidCap Opportunities                                  45,178
Smaller Company Growth                                81,862

Funds that lend securities receive cash as collateral in an amount at least equal to 102% of the current market value of the loaned securities. The cash collateral is substantially invested in institutional money market pooled accounts exempt from registration under the Investment Company Act of 1940. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds on the next business day. The value of loaned securities and the value of collateral at December 31, 2003, were as follows:

                                             VALUE OF LOANED            VALUE OF
FUND                                              SECURITIES          COLLATERAL
Diversified Growth                         $     161,396,225   $     181,194,100
Emerging Growth                                  252,379,310         270,631,670
The Information Age Fund(R)                       35,596,248          37,889,400
RS Internet Age Fund(TM)                          20,181,395          22,320,700
MidCap Opportunities                              13,970,124          14,698,800
Smaller Company Growth                            16,347,071          17,795,964

                                                                  BEFORE REORGANIZATION              AFTER REORGANIZATION
                                                    RS AGGRESSIVE GROWTH       RS EMERGING GROWTH      RS EMERGING GROWTH
--------------------------------------------------------------------------------------------------------------------------
 Shares outstanding                                             9,643,511              65,577,435              67,753,098
 Net assets                                          $         38,046,763    $      1,146,660,916    $      1,184,707,679
 Net asset value per share                           $               3.95    $              17.49    $              17.49
 Net unrealized appreciation/(depreciation)          $           (630,910)   $          2,471,161    $          1,840,251
 Accumulated net realized losses                     $       (124,832,478)   $     (2,212,045,876)   $     (2,336,878,354)

NOTE 6  FUND MERGER

On March 7, 2003, RS Emerging Growth Fund acquired the assets and liabilities of RS Aggressive Growth Fund through a tax-free merger pursuant to a plan of reorganization approved by the Board of Trustees. Shareholders of RSAggressive Growth Fund approved the merger at a meeting held on January 9, 2003, and adjourned through March 3, 2003. 5,678,434 shares were voted in favor of the merger, 632,580 shares were voted against the merger, and 202,750 shares were voted to abstain. The chart above shows a summary of shares outstanding, net assets, net asset value per share, net unrealized appreciation/(depreciation), and accumulated net realized losses, before and after the reorganization:

NOTE 7  INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 8  LEGAL MATTERS

RS Investments has been contacted by the staff of the United States Securities and Exchange Commission (the "SEC") and the Office of the New York State Attorney General (the "NYAG") in connection with their investigations of "market timing" in mutual fund shares. RS Investments is cooperating with these investigations.

The SEC staff has made a preliminary determination to recommend that the SEC bring civil enforcement actions against RS Investments and certain of its officers and employees, some of whom are also officers of the Trust. RS Investments is currently engaged in discussions with the staff of the SEC and NYAG in an effort to reach a satisfactory resolution of these matters. The Trust's management believes that the regulators' concerns relate principally to market timing activities involving the Emerging Growth Fund. At this time, management believes it is not possible to estimate the effect that these matters may have on any Fund's results of operations or financial condition.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF RS INVESTMENT TRUST

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of RS Diversified Growth Fund, RS Emerging Growth Fund, The Information Age Fund(R), RS Internet Age Fund(TM), RS MidCap Opportunities Fund, RS Smaller Company Growth Fund, RS Value + Growth Fund, RS Contrarian Value Fund (formerly RS Contrarian Fund(TM)), RS Global Natural Resources Fund, and RS Partners Fund (each constituting the RS Investment Trust and hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereinafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, CA
February 17, 2004

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

This Appendix describes ratings applied to corporate bonds by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Services, Inc. ("Fitch").

S&P'S RATINGS

AAA: Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated 'BB,' 'B,' 'CCC,' 'CC,' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB: Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B: Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C: The rating 'C' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating 'CI' is reserved for income bonds on which no interest is being paid.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rate in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+.'

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the rating of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issues.

CC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

Note: Fitch ratings (other than the "AAA," "DDD," "DD," or "D" categories) may be modified by the addition of a plus (+) or minus (-) sign to show relative position of a credit within the rating category.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

RS INVESTMENT MANAGEMENT, L.P.
RS INVESTMENT MANAGEMENT, INC.
RS GROWTH GROUP LLC
RS VALUE GROUP LLC


PROXY VOTING POLICIES AND PROCEDURES


July 2003


PURPOSE AND GENERAL STATEMENT

     The purpose of these proxy voting policies and procedures is to set forth the principles, guidelines and procedures by which each of RS Investment Management L.P., RS Investment Management, Inc., RS Growth Group LLC, and RS Value Group LLC (each, an "Adviser") votes the securities owned by its advisory clients for which an Adviser exercises voting authority and discretion (the "Proxies"). The advisory clients for which an Adviser votes Proxies are registered investment companies and certain other institutional accounts. These policies and procedures have been designed to ensure that Proxies are voted in the best interests of our clients in accordance with our fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act"). These policies and procedures do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; the Advisers take no responsibility for the voting of any proxies on behalf of any such client. For those clients that have delegated such authority and discretion to an Adviser, these policies and procedures apply equally to registered investment companies and other institutional accounts.

     These proxy voting policies and procedures are available to all advisory clients of an Adviser upon request, subject to the provision that these policies and procedures are subject to change at any time without notice.

POLICIES RELATING TO PROXY VOTING

     The guiding principle by which the Advisers vote on all matters submitted to security holders is to act in a manner consistent with the best interest of their clients, without subrogating the clients' interests to those of the Advisers. The Advisers do not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. The policies and procedures set forth herein are designed to ensure that material conflicts of interest on the part of an Adviser or its affiliates do not affect our voting decisions on behalf of our clients. All Adviser personnel who are involved in the voting of Proxies will be required to adhere to these policies and procedures.

     It is the general policy of an Adviser to vote on all matters presented to security holders in any Proxy, and these policies and procedures have been designed with that in mind. However, the Advisers reserve the right to abstain on any particular vote or otherwise withhold their vote on any matter if in the judgment of an Adviser, the costs associated with voting such Proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of our clients, in the judgment of an Adviser.


     Absent any legal or regulatory requirement to the contrary, it is generally the policy of the Advisers to maintain the confidentiality of the particular votes that it casts on behalf of our clients. Registered investment company clients disclose the votes cast on their behalf by an Adviser in accordance with their legal and regulatory requirements. Any other institutional client of an Adviser can obtain details of how its Adviser has voted the securities in its account by contacting the client's designated service representative.


PROXY POLICY COMMITTEE


     Certain aspects of the administration of these proxy voting policies and procedures are governed by a Proxy Policy Committee (the "Committee") currently comprising four members. The members of this Committee are the Chief Executive Officer, the Chief Operating Officer, the Chief Compliance Officer, and Director of Compliance. The Chief Operating Officer serves as Chair of the Committee. The Committee may change its structure or composition from time to time.

     The Committee meets whenever a portfolio manager recommends that the Committee authorize an override of the Guidelines (as defined below) and to consider Special Votes (as defined below), in each case where a material conflict of interest has been identified, and at such other times as the Chief Operating Officer shall determine. In addition, the Committee holds at least two regular meetings during each calendar year, at which the Committee reviews data with respect to votes taken in accordance with these policies and procedures since the previous meeting. The Committee reviews the existing Guidelines at least once each calendar year and in connection with such review may recommend any changes to the Guidelines.

     On all matters, the Committee makes its decisions by a vote of a majority of the members of the Committee present at the meeting. At any meeting of the Committee, a majority of the members of the Committee then in office shall constitute a quorum.

PROXY VOTING PROCEDURES

     The Advisers have retained Investor Responsibility Research Center ("IRRC") to vote proxies for the accounts of our advisory clients. IRRC prepares analyses of most matters submitted to a shareholder vote and also provides voting services to institutions such as an Adviser. IRRC receives a daily electronic feed of all holdings in the Advisers' voting accounts, and trustees and/or custodians for those accounts have been instructed to deliver all proxy materials that they receive directly to IRRC. IRRC monitors the accounts and their holdings to be sure that all Proxies are received and voted. As a result of the firm's decision to use IRRC, there is generally no physical handling of Proxies by an Adviser's personnel.

     The Advisers have adopted proxy voting guidelines (the "Guidelines") that set forth how the Advisers plan to vote on specific matters presented for shareholder vote. The Guidelines are attached as ANNEX A to these policies and procedures. The indicated vote in the Guidelines is the governing position on any matter specifically addressed by the Guidelines, and for any such matter, absent prior instructions to the contrary from an Adviser, IRRC will automatically vote in accordance with the Guidelines.

     Each Adviser reserves the right to override the Guidelines when it considers that such an override would be in the best interest of our clients, taking into consideration all relevant facts and circumstances at the time of the vote. See "Procedures for Overriding the Guidelines" below.

     In addition, there may be situations involving matters presented for shareholder vote that are not governed by the Guidelines (any such vote being a "Special Vote"). Special Votes will be addressed according to the procedures discussed below at "Procedures Regarding Special Votes".

     Well in advance of the deadline for any particular vote, IRRC posts information regarding that vote on its secure web site. This information includes the upcoming voting deadline, the vote indicated by the Guidelines, if any, and any analysis or other information that IRRC has prepared with respect to the vote. In the case of Special Votes, IRRC notifies the Advisers of the vote and the relevant deadline. The Compliance Department accesses the website on a regular basis to monitor the matters presented for shareholder votes and to track the voting of the Proxies.

PROCEDURES FOR OVERRIDING THE GUIDELINES

     If any portfolio manager or analyst, in the course of his or her regular monitoring of companies whose securities are held in client accounts, is interested in a particular shareholder matter, and desires an Adviser to vote in a manner inconsistent with the Guidelines, he or she shall take action in accordance with the procedures set forth below.

     In the case of a portfolio manager or analyst who believes an Adviser should vote in a manner inconsistent with the Guidelines, he or she must first submit such proposal to the Chief Compliance Officer. The Compliance Department is responsible for making a determination as to whether there is a material conflict of interest between an Adviser, on the one hand, and the relevant advisory client, on the other hand, arising out of the provision of certain services or products by an Adviser to the company on whose behalf Proxies are being solicited, personal shareholdings of any Adviser personnel in the company, or any other relevant material conflict of interest.

     If the Compliance Department determines that there is no material conflict of interest, the Chief Compliance Officer will present this finding to the Chief Operating Officer for ratification. If the Chief Operating Officer agrees that there is no material conflict of interest, then the Chief Operating Officer will inform the Chief Compliance Officer of the decision to override. The Compliance Department will instruct IRRC accordingly prior to the voting deadline. The Compliance Department will retain records of documents material to any such determination, which records will be made available to the Committee for review during one of its regular meetings.

     If, however, the Compliance Department or the Chief Operating Officer determines that there is a material conflict of interest with respect to the relevant shareholder vote, or if the Chief Operating Officer for any other reason wants guidance from the Committee, then the Chief Operating Officer will call a special meeting of the Committee and present the matter to the Committee for consideration. As part of its deliberations, the Committee will review, as applicable, the following:

  - a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material;

  -  data regarding client holdings in the relevant issuer;

  - information pertinent to the decision by the Compliance Department or the Chief Operating Officer as to the presence of a material conflict of interest, together with all relevant materials;

  - the vote indicated by the Guidelines, together with any relevant information provided by IRRC; and

  - the rationale for the request for an override of the Guidelines, together with all relevant information, as provided by the Chief Operating Officer, portoflio manager or analyst, as the case may be.

After review, the Committee will arrive at a decision based on the guiding principle of acting in a manner consistent with the best interest of their clients. The Committee may vote to authorize an override of the Guidelines with respect to such a vote notwithstanding the presence of a material conflict of interest only if the Committee determines that such an override would be in the best interests of the clients in question. Whether or not the Committee authorizes an override, the Committee's deliberations and decisions will be appropriately documented and such records will be maintained by the Compliance Department.

PROCEDURES REGARDING SPECIAL VOTES

     If the Chief Compliance Officer is informed by IRRC or otherwise becomes aware of a Special Vote, he will submit the Special Vote to the Chief Operating Officer. The Chief Operating Officer will review any information provided by IRRC or the Compliance Department regarding the Special Vote, and, in his or her discretion, may also consult with the relevant portfolio manager or analyst. If after this review the Chief Operating Officer agrees with IRRC that the vote is not covered by the Guidelines, the Chief Operating Officer will consult the Compliance Department as to whether or not the Special Vote involves a material conflict of interest on the part of an Adviser. As with cases of recommended overrides of the Guidelines, the determination made by the Compliance Department as to the absence of a material conflict of interest will be presented to the Chief Operating Officer for ratification. If the Chief Operating Officer determines that there is no material conflict of interest involved, he will inform the Chief Compliance Officer of his decision and the Compliance Officer will then instruct IRRC to vote based on the decision of the portfolio manager. The Compliance Department will retain records of documents material to any such determination, which records will be made available to the Committee for review during one of its regular meetings.

     If, however, the Compliance Department, or the Chief Operating Officer, upon review of its decision, determines that there is a material conflict of interest with respect to the relevant Special Vote, or if the Chief Operating Officer for any other reason wants guidance from the Committee, then the Chief Operating Officer will call a special meeting of the Committee and present the matter to the Committee for consideration. As part of its deliberations, the Committee will review, as applicable the following:

  - a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material;

  -  data regarding client holdings in the relevant issuer;

  - information pertinent to the decision by the Compliance Department or the Chief Operating Officer as to the presence of a material conflict of interest, together with all relevant materials;

  -  analysis prepared by IRRC with respect to the Special Vote; and

  - other relevant information considered by the Chief Operating Officer with respect to the Special Vote.

     After reviewing the relevant information, the Committee will render a decision as to how the Special Vote is to be voted based on the guiding principle of acting in a manner consistent with the best interest of their clients. The Compliance Department will then inform IRRC of this decision and instruct IRRC to vote the Special Vote accordingly. The Committee's deliberations and decisions will be appropriately documented and such records will be maintained by the Compliance Department.

UNDUE INFLUENCE

     If at any time any person is pressured or lobbied either by an Adviser's personnel or affiliates or third parties with respect to a particular shareholder vote, he or she should provide information regarding such activity to the Chief Compliance Officer, who will keep a record of this information and forward the information to the Chief Operating Officer. The Chief Operating Officer will consider this information when making his or her decision to recommend override the Guidelines with respect to such a vote to the Committee (or, in the case of a Special Vote, in his or her decision regarding the voting of the relevant Proxy) . If applicable, the Chief Operating Officer will provide this information to the Committee.

RECORD KEEPING

  Each Adviser, or IRRC, as the Advisers' agent, maintains records of all proxies voted in accordance with Section 204-2 of the Advisers Act. As required and permitted by Rule 204-2(c) under the Advisers Act, the following records are maintained:

  -  a copy of these policies and procedures;

  - proxy statements received regarding client securities are maintained by IRRC;

  - a record of each vote cast is maintained by IRRC, and such records are accessible to designated an Adviser personnel at any time;

  - a copy of any document created by an Adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision;

  - each written client request for proxy voting records and the Adviser's written response to any (written or oral) client request for such records;

                                     ANNEX A

                          RSIM PROXY VOTING GUIDELINES

RS INVESTMENT MANAGEMENT, L.P.
RS INVESTMENT MANAGEMENT, INC.
RS GROWTH GROUP LLC
RS VALUE GROUP LLC

  ELECT DIRECTORS (1000)

1000-1    Always vote FOR uncontested director nominees.                                 / /

1000-2    WITHHOLD votes from director nominees IF XX% or more directors are (1)
          employees or (2) have financial ties to the company.                           / /

1000-3    WITHHOLD votes from director nominees IF XX% or more of directors
          serving on the nominating committee are employees or have ties.                / /

1000-4    WITHHOLD votes from director nominees IF employee directors serve on
          the board's nominating committee.                                              / /

1000-5    WITHHOLD from any director nominee attending less than 75% of the
          board and committee meetings during the previous fiscal year.                  /X/

1000-6    WITHHOLD votes from director nominees IF 25% or more directors serving
          on the compensation committee are employees.                                   /X/

1000-7    WITHHOLD votes from director nominees IF the board will consist of
          more than 12 directors after the election.                                     /X/

1000-8    WITHHOLD votes from director nominees IF the board will consist of
          fewer than 5 directors after the election.                                     /X/

1000-9    WITHHOLD votes from director nominees IF the company has adopted a
          classified board structure.                                                    / /

1000-10   WITHHOLD votes from director nominees IF the company does not have an
          independent chair or lead director.                                            / /

1000-11   WITHHOLD votes from director nominees IF 50% or more employee
          directors serve on the board's audit committee.                                /X/

1000-12   WITHHOLD votes from director nominees IF the board does not include at
          least one woman director.                                                      / /

1000-13   WITHHOLD votes from director nominees IF the board does not include at
          least one minority director.                                                   / /

1000-14   WITHHOLD votes from audit committee member nominees IF non-audit
          services exceed XX% of fees.                                                   / /

1000-15   WITHHOLD votes from any director nominee who is retired from active employment and who serves on boards at 3 or more other major
          companies.                                                                     / /

1000-16   WITHHOLD votes from any director nominee who is employed full-time and
          who serves on boards at 2 or more other major companies.                       / /

CONTESTED ELECTION OF DIRECTORS (1001)

1001-1    Always vote FOR all management nominees.                                       /X/

1001-2    Always vote AGAINST all management nominees.                                   / /

RATIFY SELECTION OF AUDITORS (1010)

1010-1    Always vote FOR a management proposal to ratify the board's selection
          of auditors.                                                                   / /

1010-2    Vote AGAINST IF the previous auditor was dismissed because of a
          disagreement with the company.                                                 /X/

1010-3    Vote AGAINST IF the non-audit services exceed XX% of fees.                     / /

1010-4    Vote AGAINST IF the auditors have served more than XX consecutive
          years.                                                                         / /

APPROVE NAME CHANGE (1020)

1020-1    Always vote FOR a management proposal to change the company name.              /X/

1020-2    Always vote AGAINST a management proposal to change the company name.          / /

APPROVE OTHER BUSINESS (1030)

1030-1    Always vote FOR a management proposal to approve other business.               /X/

1030-2    Always vote AGAINST a management proposal to approve other business.           / /

ADJOURN MEETING (1035)

1035-1    Always vote FOR a management proposal to adjourn the meeting.                  /X/

1035-2    Always vote AGAINST a management proposal to adjourn the meeting.              / /

APPROVE TECHNICAL AMENDMENTS (1040)

1040-1    Always vote FOR a management proposal to make technical amendments to
          the charter and/or bylaws.                                                     /X/

1040-2    Always vote AGAINST a management proposal to make technical amendments
          to the charter and/or bylaws.                                                  / /

APPROVE FINANCIAL STATEMENTS (1050)

1050-1    Always vote FOR a management proposal to approve financial statements.         /X/

1050-2    Always vote AGAINST a management proposal to approve financial
          statements.                                                                    / /

INCREASE AUTHORIZED COMMON STOCK (1100)

1100-1    Always vote FOR a management proposal to increase authorized common
          stock.                                                                         / /

1100-2    Always vote AGAINST a management proposal to increase authorized
          common stock.                                                                  / /

1100-3    Vote AGAINST IF the increase is NOT intended to effect a merger, stock
          split, or recapitalization.                                                    / /

1100-4    Vote AGAINST IF the dilution represents more than 10% of current
          authorized shares.                                                             /X/

DECREASE AUTHORIZED COMMON STOCK (1101)

1101-1    Always vote FOR a management proposal to decrease authorized common
          stock.                                                                         /X/

1101-2    Always vote AGAINST a management proposal to decrease authorized
          common stock.                                                                  / /

AMEND AUTHORIZED COMMON STOCK (1102)

1102-1    Always vote FOR a management proposal to amend authorized common
          stock.                                                                         / /

1102-2    Always vote AGAINST a management proposal to amend authorized common
          stock.                                                                         /X/

APPROVE COMMON STOCK ISSUANCE (1103)

1103-1    Always vote FOR a management proposal to approve the issuance of
          authorized common stock.                                                       / /

1103-2    Always vote AGAINST a management proposal to approve the issuance of
          authorized common stock.                                                       /X/

1103-3    Vote AGAINST IF the dilution represents more than 10% of current
          outstanding voting power.                                                      / /

1103-4    Vote AGAINST IF the stock would be issued at a discount to the fair
          market value.                                                                  / /

1103-5    Vote AGAINST IF the issued common stock has superior voting rights.            / /

APPROVE ISSUANCE OR EXERCISE OF STOCK WARRANTS (1104)

1104-1    Always vote FOR a management proposal to approve the issuance or
          exercise of stock warrants.                                                    / /

1104-2    Always vote AGAINST a management proposal to approve the issuance or
          exercise of stock warrants.                                                    /X/

1104-3    Vote AGAINST IF the warrants, when exercised, would exceed XX% of the
          outstanding voting power.                                                      / /

AUTHORIZE PREFERRED STOCK (1110)

1110-1    Always vote FOR a management proposal to authorize preferred stock.            / /

1110-2    Always vote AGAINST a management proposal to authorize preferred
          stock.                                                                         /X/

1110-3    Vote AGAINST IF the board has unlimited rights to set the terms and
          conditions of the shares.                                                      / /

INCREASE AUTHORIZED PREFERRED STOCK (1111)

1111-1    Always vote FOR a management proposal to increase authorized preferred
          stock.                                                                         / /

1111-2    Always vote AGAINST a management proposal to increase authorized
          preferred stock.                                                               /X/

1111-3    Vote AGAINST IF the proposed increase creates potential dilution of
          more than XX%.                                                                 / /

1111-4    Vote AGAINST IF the board has unlimited rights to set the terms and
          conditions of the shares.                                                      / /

DECREASE AUTHORIZED PREFERRED STOCK (1112)

1112-1    Always vote FOR a management proposal to decrease authorized preferred
          stock.                                                                         /X/

1112-2    Always vote AGAINST a management proposal to decrease authorized
          preferred stock.                                                               / /

CANCEL SERIES OF PREFERRED STOCK (1113)

1113-1    Always vote FOR a management proposal to cancel a class or series of
          preferred stock.                                                               /X/

1113-2    Always vote AGAINST a management proposal to cancel a class or series
          of preferred stock.                                                            / /

AMEND AUTHORIZED PREFERRED STOCK (1114)

1114-1    Always vote FOR a management proposal to amend preferred stock.                / /

1114-2    Always vote AGAINST a management proposal to amend preferred stock.            /X/

APPROVE ISSUANCE OR CONVERSION OF PREFERRED STOCK (1115)

1115-1    Always vote FOR a management proposal to issue or convert preferred
          stock.                                                                         / /

1115-2    Always vote AGAINST a management proposal to issue or convert
          preferred stock.                                                               /X/

1115-3    Vote AGAINST IF the dilution represents more than XX% of the total
          voting power.                                                                  / /

1115-4    Vote AGAINST IF the shares have voting rights superior to those of
          other shareholders.                                                            / /

ELIMINATE PREEMPTIVE RIGHTS (1120)

1120-1    Always vote FOR a management proposal to eliminate preemptive rights.          /X/

1120-2    Always vote AGAINST a management proposal to eliminate preemptive
          rights.                                                                        / /

RESTORE PREEMPTIVE RIGHTS (1121)

1121-1    Always vote FOR a management proposal to create or restore preemptive
          rights.                                                                        / /

1121-2    Always vote AGAINST a management proposal to create or restore
          preemptive rights.                                                             /X/

AUTHORIZE DUAL CLASS STOCK (1130)

1130-1    Always vote FOR a management proposal to authorize dual or multiple
          classes of common stock.                                                       / /

1130-2    Always vote AGAINST a management proposal to authorize dual or
          multiple classes of common stock.                                              /X/

1130-3    Vote AGAINST IF the shares have inferior or superior voting rights.            / /

ELIMINATE DUAL CLASS STOCK (1131)

1131-1    Always vote FOR a management proposal to eliminate authorized dual or
          multiple classes of common stock.                                              /X/

1131-2    Always vote AGAINST a management proposal to eliminate authorized dual
          or multiple classes of common stock.                                           / /

AMEND DUAL CLASS STOCK (1132)

1132-1    Always vote FOR a management proposal to amend authorized dual or
          multiple classes of common stock.                                              / /

1132-2    Always vote AGAINST a management proposal to amend authorized dual or
          multiple classes of common stock.                                              /X/

INCREASE AUTHORIZED DUAL CLASS STOCK (1133)

1133-1    Always vote FOR a management proposal to increase authorized shares of
          one or more classes of dual or multiple class common stock.                    / /

1133-2    Always vote AGAINST a management proposal to increase authorized
          shares of one or more classes of dual or multiple class common stock.          /X/

1133-3    Vote AGAINST IF it will allow the company to issue additional shares
          with superior voting rights.                                                   / /

1133-4    Vote AGAINST IF the dilution is more than XX% of the outstanding
          voting power.                                                                  / /

1133-5    Vote AGAINST IF the dilution is more than XX% of the class of stock.           / /

APPROVE SHARE REPURCHASE (1140)

1140-1    Always vote FOR a management proposal to approve a stock repurchase
          program.                                                                       /X/

1140-2    Always vote AGAINST a management proposal to approve a stock
          repurchase program.                                                            / /

APPROVE STOCK SPLIT (1150)

1150-1    Always vote FOR a management proposal to approve a stock split.                /X/

1150-2    Always vote AGAINST a management proposal to approve a stock split.            / /

APPROVE REVERSE STOCK SPLIT (1151)

1151-1    Always vote FOR a management proposal to approve reverse a stock
          split.                                                                         /X/

1151-2    Always vote AGAINST a management proposal to approve reverse a stock
          split.                                                                         / /

APPROVE MERGER/ACQUISITION (1200)

1200-1    Always vote FOR a management proposal to merge with or acquire another
          company.                                                                       /X/

1200-2    Always vote AGAINST a management proposal to merge with or acquire
          another company.                                                               / /

1200-3    Vote AGAINST IF the combined entity would be controlled by a person or
          group.                                                                         / /

1200-4    Vote AGAINST IF the change-in-control provision would be triggered.            / /

1200-5    Vote AGAINST IF the current shareholders would be minority owners of
          the combined company.                                                          / /

1200-6    Vote AGAINST IF the combined entity would reincorporate or change its
          governance structure.                                                          / /

1200-7    Vote AGAINST IF the company's board did not obtain a fairness opinion
          from an investment bank.                                                       / /

1200-8    Vote AGAINST IF the proposal would move the target company's location
          outside of the U.S.                                                            / /

APPROVE RECAPITALIZATION (1209)

1209-1    Always vote FOR a management proposal to approve recapitalization.             /X/

1209-2    Always vote AGAINST a management proposal to approve recapitalization.         / /

APPROVE RESTRUCTURING (1210)

1210-1    Always vote FOR a management proposal to restructure the company.              /X/

1210-2    Always vote AGAINST a management proposal to restructure the company.          / /

APPROVE BANKRUPTCY RESTRUCTURING (1211)

1211-1    Always vote FOR a management proposal on bankruptcy restructurings.            /X/

1211-2    Always vote AGAINST a management proposal on bankruptcy
          restructurings.                                                                / /

APPROVE LIQUIDATION (1212)

1212-1    Always vote FOR a management proposal to approve liquidation.                  / /

1212-2    Always vote AGAINST a management proposal to approve liquidation.              /X/

APPROVE REINCORPORATION (1220)

1220-1    Always vote FOR a management proposal to reincorporate in a different
          state.                                                                         / /

1220-2    Always vote AGAINST a management proposal to reincorporate in a
          different state.                                                               / /

1220-3    Vote AGAINST IF the proposal would reduce shareholder rights.                  /X/

1220-4    Vote AGAINST IF the proposal would move the target company's location
          outside of the U.S.                                                            / /

APPROVE LEVERAGED BUYOUT (1230)

1230-1    Always vote FOR a management proposal to approve a leveraged buyout of
          the company.                                                                   / /

1230-2    Always vote AGAINST a management proposal to approve a leveraged
          buyout of the company.                                                         /X/

1230-3    Vote AGAINST IF the company's board did not obtain a fairness opinion
          from an investment bank.                                                       / /

APPROVE SPIN-OFF (1240)

1240-1    Always vote FOR a management proposal to spin-off certain company
          operations or divisions.                                                       /X/

1240-2    Always vote AGAINST a management proposal to spin-off certain company
          operations or divisions.                                                       / /

APPROVE SALE OF ASSETS (1250)

1250-1    Always vote FOR a management proposal to approve the sale of assets.           /X/

1250-2    Always vote AGAINST a management proposal to approve the sale of
          assets.                                                                        / /

ELIMINATE CUMULATIVE VOTING (1300)

1300-1    Always vote FOR a management proposal to eliminate cumulative voting.          /X/

1300-2    Always vote AGAINST a management proposal to eliminate cumulative
          voting.                                                                        / /

ADOPT CUMULATIVE VOTING (1301)

1301-1    Always vote FOR a management proposal to adopt cumulative voting.              / /

1301-2    Always vote AGAINST a management proposal to adopt cumulative voting.          /X/

ADOPT DIRECTOR LIABILITY PROVISION (1310)

1310-1    Always vote FOR a management proposal to limit the liability of
          directors.                                                                     / /

1310-2    Always vote AGAINST a management proposal to limit the liability of
          directors.                                                                     /X/

AMEND DIRECTOR LIABILITY PROVISION (1311)

1311-1    Always vote FOR a management proposal to amend director liability
          provisions.                                                                    / /

1311-2    Always vote AGAINST a management proposal to amend director liability
          provisions.                                                                    /X/

ADOPT INDEMNIFICATION PROVISION (1320)

1320-1    Always vote FOR a management proposal to indemnify directors and
          officers.                                                                      / /

1320-2    Always vote AGAINST a management proposal to indemnify directors and
          officers.                                                                      /X/

AMEND INDEMNIFICATION PROVISION (1321)

1321-1    Always vote FOR a management proposal to amend provisions concerning
          the indemnification of directors and officers.                                 / /

1321-2    Always vote AGAINST a management proposal to amend provisions
          concerning the indemnification of directors and officers.                      /X/

APPROVE BOARD SIZE (1332)

1332-1    Always vote FOR a management proposal to set the board size.                   / /

1332-2    Always vote AGAINST a management proposal to set the board size.               / /

1332-3    Vote AGAINST IF the proposal reduces the board size and the company
          has cumulative voting.                                                         / /

1332-4    Vote AGAINST IF the proposed maximum board size is greater than 15
          directors.                                                                     /X/

1332-5    Vote AGAINST IF the proposed minimum board size is less than 5
          directors.                                                                     /X/

1332-6    Vote AGAINST IF the board will consist of more than XX directors.              / /

1332-7    Vote AGAINST IF the board will consist of fewer than 5 directors.              /X/

NO SHAREHOLDER APPROVAL TO FILL VACANCY (1340)

1340-1    Always vote FOR a management proposal to allow the directors to fill
          vacancies on the board without shareholder approval.                           /X/

1340-2    Always vote AGAINST a management proposal to allow the directors to
          fill vacancies on the board without shareholder approval.                      / /

GIVE BOARD AUTHORITY TO SET BOARD SIZE (1341)

1341-1    Always vote FOR a management proposal to give the board the authority
          to set the size of the board as needed without shareholder approval.           /X/

1341-2    Always vote AGAINST a management proposal to give the board the authority to set the size of the board as needed without shareholder
          approval.                                                                      / /

REMOVAL OF DIRECTORS (1342)

1342-1    Always vote FOR a management proposal regarding the removal of
          directors.                                                                     /X/

1342-2    Always vote AGAINST a management proposal regarding the removal of
          directors.                                                                     / /

1342-3    Vote AGAINST IF the proposal limits the removal of directors to cases
          where there is legal cause.                                                    / /

1342-4    Vote AGAINST IF the proposal would allow for the removal of directors
          without cause.                                                                 / /

APPROVE NON-TECHNICAL CHARTER AMENDMENTS (1350)

1350-1    Always vote FOR a management proposal to approve non-technical
          amendments to the company's certificate of incorporation.                      / /

1350-2    Always vote AGAINST a management proposal to approve non-technical
          amendments to the company's certificate of incorporation.                      / /

1350-3    Vote AGAINST IF an amendment would have the effect of reducing
          shareholders' rights.                                                          /X/

APPROVE NON-TECHNICAL BYLAW AMENDMENTS (1351)

1351-1    Always vote FOR a management proposal to approve non-technical
          amendments to the company's bylaws.                                            /X/

1351-2    Always vote AGAINST a management proposal to approve non-technical
          amendments to the company's bylaws.                                            / /

1351-3    Vote AGAINST IF an amendment would have the effect of reducing
          shareholders' rights.                                                          /X/

APPROVE CLASSIFIED BOARD (1400)

1400-1    Always vote FOR a management proposal to adopt a classified board.             /X/

1400-2    Always vote AGAINST a management proposal to adopt a classified board.         / /

1400-3    Vote AGAINST IF the company has cumulative voting.                             / /

1400-4    Vote AGAINST IF the company has adopted a shareholder rights plan
          (poison pill).                                                                 / /

AMEND CLASSIFIED BOARD (1401)

1401-1    Always vote FOR a management proposal to amend a classified board.             /X/

1401-2    Always vote AGAINST a management proposal to amend a classified board.         / /

REPEAL CLASSIFIED BOARD (1402)

1402-1    Always vote FOR a management proposal to repeal a classified board.            /X/

1402-2    Always vote AGAINST a management proposal to repeal a classified
          board.                                                                         / /

ADOPT POISON PILL (1410)

1410-1    Always vote FOR a management proposal to ratify or adopt a shareholder
          rights plan (poison pill).                                                     / /

1410-2    Always vote AGAINST a management proposal to ratify or adopt a
          shareholder rights plan (poison pill).                                         /X/

1410-3    Vote AGAINST IF the poison pill contains a "dead-hand" provision.              / /

1410-4    Vote AGAINST IF the company has a classified board.                            / /

1410-5    Vote AGAINST IF the poison pill does not have a "sunset" provision.            / /

1410-6    Vote AGAINST IF the poison pill does not have a TIDE provision.                / /

1410-7    Vote AGAINST IF the poison pill trigger is less than XX%.                      / /

REDEEM POISON PILL (1411)

1411-1    Always vote FOR a management proposal to redeem a shareholder rights
          plan (poison pill).                                                            / /

1411-2    Always vote AGAINST a management proposal to redeem a shareholder
          rights plan (poison pill).                                                     /X/

ELIMINATE SPECIAL MEETING (1420)

1420-1    Always vote FOR a management proposal to eliminate shareholders' right
          to call a special meeting.                                                     / /

1420-2    Always vote AGAINST a management proposal to eliminate shareholders'
          right to call a special meeting.                                               /X/

LIMIT SPECIAL MEETING (1421)

1421-1    Always vote FOR a management proposal to limit shareholders' right to
          call a special meeting.                                                        / /

1421-2    Always vote AGAINST a management proposal to limit shareholders' right
          to call a special meeting.                                                     /X/

1421-3    Vote AGAINST IF the limitation requires more than XX% of the
          outstanding shares to call a special meeting.                                  / /

RESTORE SPECIAL MEETING (1422)

1422-1    Always vote FOR a management proposal to restore shareholders' right
          to call a special meeting.                                                     /X/

1422-2    Always vote AGAINST a management proposal to restore shareholders'
          right to call a special meeting.                                               / /

ELIMINATE WRITTEN CONSENT (1430)

1430-1    Always vote FOR a management proposal to eliminate shareholders' right
          to act by written consent.                                                     / /

1430-2    Always vote AGAINST a management proposal to eliminate shareholders'
          right to act by written consent.                                               /X/

LIMIT WRITTEN CONSENT (1431)

1431-1    Always vote FOR a management proposal to limit shareholders' right to
          act by written consent.                                                        / /

1431-2    Always vote AGAINST a management proposal to limit shareholders' right
          to act by written consent.                                                     /X/

1431-3    Vote AGAINST IF the limitation requires written consent of more than
          XX% of the outstanding shares.                                                 / /

RESTORE WRITTEN CONSENT (1432)

1432-1    Always vote FOR a management proposal to restore shareholders' right
          to act by written consent.                                                     /X/

1432-2    Always vote AGAINST a management proposal to restore shareholders'
          right to act by written consent.                                               / /

ADOPT SUPERMAJORITY REQUIREMENT (1440)

1440-1    Always vote FOR a management proposal to establish a supermajority
          vote provision to approve merger or other business combination.                /X/

1440-2    Always vote AGAINST a management proposal to establish a supermajority
          vote provision to approve merger or other business combination.                / /

1440-3    Vote AGAINST IF the required vote is more than XX% of the outstanding
          shares.                                                                        / /

AMEND SUPERMAJORITY REQUIREMENT (1443)

1443-1    Always vote FOR a management proposal to amend a supermajority vote
          provision to approve merger or other business combination.                     /X/

1443-2    Vote AGAINST IF the amendment would increase the vote required to
          approve the transaction.                                                       / /

1443-3    Vote AGAINST IF the amendment increases the vote requirement above XX%
          of the outstanding shares.                                                     / /

ELIMINATE SUPERMAJORITY REQUIREMENT (1444)

1444-1    Always vote FOR a management proposal to eliminate a supermajority
          vote provision to approve merger or other business combination.                /X/

1444-2    Always vote AGAINST a management proposal to eliminate a supermajority
          vote provision to approve merger or other business combination.                / /

ADOPT SUPERMAJORITY LOCK-IN (1445)

1445-1    Always vote FOR a management proposal to adopt supermajority vote requirements (lock-ins) to change certain bylaw or charter
          provisions.                                                                    /X/

1445-2    Always vote AGAINST a management proposal to adopt supermajority vote
          requirements (lock-ins) to change certain bylaw or charter provisions.         / /

1445-3    Vote AGAINST IF the vote requirement is more than XX% of the
          outstanding shares.                                                            / /

1445-4    Vote AGAINST IF the proposal would result in establishing a complete
          Lock-In on all of the charter and bylaw provisions.                            / /

AMEND SUPERMAJORITY LOCK-IN (1446)

1446-1    Always vote FOR a management proposal to amend supermajority vote
          requirements (lock-ins) to change certain bylaw or charter provisions.         /X/

1446-2    Always vote AGAINST a management proposal to amend supermajority vote
          requirements (lock-ins) to change certain bylaw or charter provisions.         / /

1446-3    Vote AGAINST IF the changes would increase the vote requirement above
          XX% of the outstanding shares.                                                 / /

1446-4    Vote AGAINST IF the changes would result in a complete Lock-In on all
          of the charter and bylaw provisions.                                           / /

ELIMINATE SUPERMAJORITY LOCK-IN (1447)

1447-1    Always vote FOR a management proposal to eliminate supermajority vote
          requirements (lock-ins) to change certain bylaw or charter provisions.         /X/

1447-2    Always vote AGAINST a management proposal to eliminate supermajority vote requirements (lock-ins) to change certain bylaw or charter
          provisions.                                                                    / /

CONSIDER NON-FINANCIAL EFFECTS OF MERGER (1450)

1450-1    Always vote FOR a management proposal to expand or clarify the authority of the board of directors to consider factors other than the
          interests of shareholders in assessing a takeover bid.                         / /

1450-2    Always vote AGAINST a management proposal to expand or clarify the authority of the board of directors to consider factors other than the
          interests of shareholders in assessing a takeover bid.                         /X/

ADOPT FAIR PRICE PROVISION (1460)

1460-1    Always vote FOR a management proposal that establishes a fair price
          provision.                                                                     /X/

1460-2    Always vote AGAINST a management proposal that establishes a fair
          price provision.                                                               / /

AMEND FAIR PRICE PROVISION (1461)

1461-1    Always vote FOR a management proposal to amend a fair price provision.         /X/

1461-2    Always vote AGAINST a management proposal to amend a fair price
          provision.                                                                     / /

REPEAL FAIR PRICE PROVISION (1462)

1462-1    Always vote FOR a management proposal to repeal a fair price
          provision.                                                                     /X/

1462-2    Always vote AGAINST a management proposal to repeal a fair price
          provision.                                                                     / /

ADOPT ANTI-GREENMAIL PROVISION (1470)

1470-1    Always vote FOR a management proposal to limit the payment of
          greenmail.                                                                     /X/

1470-2    Always vote AGAINST a management proposal to limit the payment of
          greenmail.                                                                     / /

ADOPT ADVANCE NOTICE REQUIREMENT (1480)

1480-1    Always vote FOR a management proposal to adopt advance notice
          requirements.                                                                  /X/

1480-2    Always vote AGAINST a management proposal to adopt advance notice
          requirements.                                                                  / /

1480-3    Vote AGAINST IF the provision requires advance notice for director
          nominations.                                                                   / /

1480-4    Vote AGAINST IF the provision requires advance notice of more than XX
          days.                                                                          / /

OPT OUT OF STATE TAKEOVER LAW (1490)  1490 AND 1491 SEEM INCONSISTENT

1490-1    Always vote FOR a management proposal seeking to opt out of a state
          takeover statutory provision.                                                  /X/

1490-2    Always vote AGAINST a management proposal seeking to opt out of a
          state takeover statutory provision.                                            / /

OPT INTO STATE TAKEOVER LAW (1491)

1491-1    Always vote FOR a management proposal seeking to opt into a state
          takeover statutory provision.                                                  /X/

1491-2    Always vote AGAINST a management proposal seeking to opt into a state
          takeover statutory provision.                                                  / /

ADOPT STOCK OPTION PLAN (1500)

1500-1    Always vote FOR a management proposal to adopt a stock option plan for
          employees.                                                                     / /

1500-2    Always vote AGAINST a management proposal to adopt a stock option plan
          for employees.                                                                 / /

1500-3    Vote AGAINST IF the plan dilution is more than 10% of outstanding
          common stock.                                                                  /X/

1500-4    Vote AGAINST IF the minimum equity overhang of all plans is more than
          15% of outstanding common stock.                                               /X/

1500-5    Vote AGAINST IF the non-employee directors are eligible to receive
          awards under the plan.                                                         /X/

1500-6    Vote AGAINST IF the plan permits pyramiding.                                   /X/

1500-7    Vote AGAINST IF the plan allows for the repricing or replacement of
          underwater options.                                                            /X/

1500-8    Vote AGAINST IF the plan allows for non-qualified options to be priced
          at less than XX% of the fair market value on the grant date.                   / /

1500-9    Vote AGAINST IF the plan has a share replenishment feature (evergreen plan) that is, it adds a specified number or percentage of outstanding
          shares for awards each year.                                                   /X/

1500-10   Vote AGAINST IF the plan allows for multiple awards and does not set a
          limit on non-option awards.                                                    /X/

1500-11   Vote AGAINST IF the plan permits time-lapsing restricted stock awards.         /X/

1500-12   Vote AGAINST IF the company's equity overhang exceeds the 75th
          percentile of its peer group.                                                  /X/

1500-13   Vote AGAINST IF the plan contains change-in-control provisions.                /X/

1500-14   Vote AGAINST IF the plan administrator may provide loans to exercise
          awards.                                                                        / /

1500-15   Vote AGAINST IF the plan administrator may accelerate the vesting of
          outstanding awards.                                                            /X/

1500-16   Vote AGAINST IF the plan administrator may grant reloaded stock
          options.                                                                       /X/

1500-17   Vote AGAINST IF the company allowed the repricing or replacement of
          underwater options in past fiscal year.                                        /X/

1500-18   Vote AGAINST IF the options granted to the top 5 executives exceed 30%
          of options granted in the past fiscal year.                                    /X/

1500-19   Vote AGAINST IF the 3-year run rate exceeds the 75th percentile of its
          peer group.                                                                    /X/

1500-20   Vote AGAINST IF the company does not expense stock options.                    /X/

AMEND STOCK OPTION PLAN (1501)

1501-1    Always vote FOR a management proposal to amend a stock option plan for
          employees.                                                                     / /

1501-2    Always vote AGAINST a management proposal to amend a stock option plan
          for employees.                                                                 / /

1501-3    Vote AGAINST IF the plan would allow options to be priced at less than
          85% fair market value on the grant date.                                       /X/

1501-4    Vote AGAINST IF the amendment allows for the repricing or replacement
          of underwater options.                                                         /X/

1501-5    Vote AGAINST IF the amendment extends post-retirement exercise period.         /X/

1501-6    Vote AGAINST IF the amendment enhances existing change-in-control
          features or adds such provisions.                                              /X/

1501-7    Vote AGAINST IF the amendment adds time-lapsing restricted stock
          awards to those granted.                                                       /X/

1501-8    Vote AGAINST IF the amendment increases the per employee limit for
          awards.                                                                        /X/

1501-9    Vote AGAINST IF the amendment allows for multiple awards and does not
          set a limit on non-option awards.                                              /X/

ADD SHARES TO STOCK OPTION PLAN (1502)

1502-1    Always vote FOR a management proposal to add shares to a stock option
          plan for employees.                                                            / /

1502-2    Always vote AGAINST a management proposal to add shares to a stock
          option plan for employees.                                                     / /

1502-3    Vote AGAINST IF the plan dilution is more than 5% of outstanding
          common stock.                                                                  /X/

1502-4    Vote AGAINST IF the minimum equity overhang of all plans is more than
          15% of total outstanding common stock.                                         /X/

1502-5    Vote AGAINST IF the non-employee directors are eligible to receive
          awards under the plan.                                                         /X/

1502-6    Vote AGAINST IF the plan permits pyramiding.                                   /X/

1502-7    Vote AGAINST IF the company allows for the repricing or replacement of
          underwater options.                                                            /X/

1502-8    Vote AGAINST IF the plan allows non-qualified options to be priced at
          less than 85% of fair market value on the grant date.                          /X/

1502-9    Vote AGAINST IF the plan has a share replenishment feature (evergreen plan) that is, it adds a specified number or percentage of outstanding
          shares for awards each year.                                                   /X/

1502-10   Vote AGAINST IF the plan allows for multiple awards and does not set a
          limit on non-option awards.                                                    /X/

1502-11   Vote AGAINST IF the plan permits awards of time-lapsing restricted
          stock.                                                                         /X/

1502-12   Vote AGAINST IF the company's equity overhang exceeds the 75th
          percentile of its peer group.                                                  /X/

1502-13   Vote AGAINST IF the plan contains change-in-control provisions.                /X/

1502-14   Vote AGAINST IF the plan administrator may provide loans to exercise
          awards.                                                                        / /

1502-15   Vote AGAINST IF the plan administrator may accelerate the vesting of
          outstanding awards.                                                            /X/

1502-16   Vote AGAINST IF the plan administrator may grant reloaded stock
          options.                                                                       /X/

1502-17   Vote AGAINST IF the company allowed the repricing or replacement of
          underwater options in past fiscal year.                                        /X/

1502-18   Vote AGAINST IF the options granted to the top 5 executives exceed 30%
          of options granted in the past fiscal year.                                    /X/

1502-19   Vote AGAINST IF the 3-year run rate exceeds the 75th percentile of its
          peer group.                                                                    /X/

1502-20   Vote AGAINST IF the company does not expense stock options.                    / /

LIMIT ANNUAL AWARDS (1503)

1503-1    Always vote FOR a management proposal to limit per-employee annual
          option awards.                                                                 / /

1503-2    Vote AGAINST IF the per-employee limit is more than 50,000 shares per
          year.                                                                          /X/

1503-3    Vote AGAINST IF the aggregate per-employee limit is more than
          1,000,000 shares over the life of the plan.                                    /X/

EXTEND TERM OF STOCK OPTION PLAN (1505)

1505-1    Always vote FOR a management proposal to extend the term of a stock
          option plan for employees.                                                     / /

1505-2    Always vote AGAINST a management proposal to extend the term of a
          stock option plan for employees.                                               / /

1505-3    Vote AGAINST IF the non-employee directors are eligible to receive
          awards under the plan.                                                         /X/

1505-4    Vote AGAINST IF the minimum equity overhang of all plans is more than
          15% of outstanding common stock.                                               /X/

1505-5    Vote AGAINST IF the plan permits pyramiding.                                   /X/

1505-6    Vote AGAINST IF the plan allows repricing or replacement of underwater
          options.                                                                       /X/

1505-7    Vote AGAINST IF the plan allows non-qualified options to be priced at
          less than 85% of the fair market value.                                        /X/

1505-8    Vote AGAINST IF the plan allows for multiple awards and does not set a
          limit on non-option awards.                                                    /X/

1505-9    Vote AGAINST IF the plan permits time-lapsing restricted stock awards.         /X/

1505-10   Vote AGAINST IF the company's equity overhang exceeds the 75th
          percentile of its peer group.                                                  /X/

1505-11   Vote AGAINST IF the plan contains change-in-control provisions.                /X/

1505-12   Vote AGAINST IF the plan administrator may provide loans to exercise
          awards.                                                                        / /

1505-13   Vote AGAINST IF the plan administrator may accelerate the vesting of
          outstanding awards.                                                            /X/

1505-14   Vote AGAINST IF the plan administrator may grant reloaded stock
          options.                                                                       /X/

1505-15   Vote AGAINST IF the company repriced or replaced underwater options in
          the past fiscal year.                                                          /X/

1505-16   Vote AGAINST IF the options granted to the top 5 executives exceed XX
          % of the options granted in the past fiscal year.                              / /

1505-17   Vote AGAINST IF the 3-year run rate exceeds the 75th percentile of its
          peer group.                                                                    /X/

1505-18   Vote AGAINST IF the company does not expense stock options.                    / /

ADOPT DIRECTOR STOCK OPTION PLAN (1510)

1510-1    Always vote FOR a management proposal to adopt a stock option plan for
          non-employee directors.                                                        / /

1510-2    Always vote AGAINST a management proposal to adopt a stock option plan
          for non-employee directors.                                                    /X/

1510-3    Vote AGAINST IF the plan allows non-qualified options to be priced at
          less than XX% of the fair market value.                                        / /

1510-4    Vote AGAINST IF the plan dilution is more than XX% of the outstanding
          common equity.                                                                 / /

1510-5    Vote AGAINST IF the minimum potential dilution of all plans is more
          than XX% of the outstanding common equity.                                     / /

1510-6    Vote AGAINST IF the plan authorizes 5 or more types of awards.                 / /

1510-7    Vote AGAINST IF the plan allows for non-formula discretionary awards.          / /

1510-8    Vote AGAINST IF the plan includes an incentive to receive shares
          instead of cash.                                                               / /

1510-9    Vote AGAINST IF the company's equity overhang exceeds the 75th
          percentile of its peer group.                                                  / /

1510-10   Vote AGAINST IF the company does not expense stock options.                    / /

AMEND DIRECTOR STOCK OPTION PLAN (1511)

1511-1    Always vote FOR a management proposal to amend a stock option plan for
          non-employee directors.                                                        / /

1511-2    Always vote AGAINST a management proposal to amend a stock option plan
          for non-employee directors.                                                    /X/

1511-3    Vote AGAINST IF the amendment increases the size of the option awards.         / /

1511-4    Vote AGAINST IF the amendment would authorize 5 or more types of
          awards.                                                                        / /

1511-5    Vote AGAINST IF the amendment would permit the granting of non-formula
          discretionary awards.                                                          / /

1511-6    Vote AGAINST IF the amendment would provide an incentive to receive
          shares instead of cash.                                                        / /

ADD SHARES TO DIRECTOR STOCK OPTION PLAN (1512)

1512-1    Always vote FOR a management proposal to add shares to a stock option
          plan for non-employee directors.                                               / /

1512-2    Always vote AGAINST a management proposal to add shares to a stock
          option plan for non-employee directors.                                        /X/

1512-3    Vote AGAINST IF the plan allows non-qualified options to be priced at
          less than 85% of fair market value.                                            / /

1512-4    Vote AGAINST IF the plan dilution is more than 15% of the outstanding
          common equity.                                                                 / /

1512-5    Vote AGAINST IF the minimum potential dilution of all plans is more
          than XX% of the outstanding common equity.                                     / /

1512-6    Vote AGAINST IF the plan authorizes 5 or more types of awards.                 / /

1512-7    Vote AGAINST IF the proposed plan allows for non-formula discretionary
          awards.                                                                        / /

1512-8    Vote AGAINST IF the proposed plan includes an incentive to receive
          shares instead of cash.                                                        / /

1512-9    Vote AGAINST IF the company's equity overhang exceeds the 75th
          percentile of its peer group.                                                  / /

1512-10   Vote AGAINST IF the company does not expense stock options.                    / /

ADOPT EMPLOYEE STOCK PURCHASE PLAN (1520)

1520-1    Always vote FOR a management proposal to adopt an employee stock
          purchase plan.                                                                 / /

1520-2    Vote AGAINST IF the plan allows employees to purchase stock at less
          than 95% the fair market value.                                                /X/

1520-3    Vote AGAINST IF the plan dilution is more than XX% of the outstanding
          common equity.                                                                 / /

1520-4    Vote AGAINST IF the minimum potential dilution of all plans, including
          this proposal, is more than XX% of the outstanding common equity.              / /

AMEND EMPLOYEE STOCK PURCHASE PLAN (1521)

1521-1    Always vote FOR a management proposal to amend an employee stock
          purchase plan.                                                                 / /

1521-2    Vote AGAINST IF the plan allows employees to purchase stock at less
          than 95% of the fair market value.                                             /X/

ADD SHARES TO EMPLOYEE STOCK PURCHASE PLAN (1522)

1522-1    Always vote FOR a management proposal to add shares to an employee
          stock purchase plan.                                                           / /

1522-2    Vote AGAINST IF the plan allows employees to purchase stock at less
          than 95% of the fair market value.                                             /X/

1522-3    Vote AGAINST IF the plan dilution is more than XX% of the outstanding
          common equity.                                                                 / /

1522-4    Vote AGAINST IF the minimum potential dilution of all plans, including
          this proposal, is more than XX% of the outstanding common equity.              / /

ADOPT STOCK AWARD PLAN (1530)

1530-1    Always vote FOR a management proposal to adopt a stock award plan for
          executives.                                                                    / /

1530-2    Always vote AGAINST a management proposal to adopt a stock award plan
          for executives.                                                                /X/

1530-3    Vote AGAINST IF the awards vest solely on tenure.                              / /

1530-4    Vote AGAINST IF the plan dilution is more than XX% of the outstanding
          common equity.                                                                 / /

1530-5    Vote AGAINST IF the minimum potential dilution of all plans is more
          than XX% of the outstanding common equity.                                     / /

1530-6    Vote AGAINST IF the equity overhang including this proposal exceeds
          the 75th percentile of the company's peer group.                               / /

AMEND STOCK AWARD PLAN (1531)

1531-1    Always vote FOR a management proposal to amend a stock award plan for
          executives.                                                                    / /

1531-2    Always vote AGAINST a management proposal to amend a stock award plan
          for executives.                                                                /X/

1531-3    Vote AGAINST IF the amendment shortens the vesting requirement or
          lessens the performance requirements.                                          / /

1531-4    Vote AGAINST IF the amendment increases the per-employee limit for
          awards.                                                                        / /

ADD SHARES TO STOCK AWARD PLAN (1532)

1532-1    Always vote FOR a management proposal to add shares to a stock award
          plan for executives.                                                           / /

1532-2    Always vote AGAINST a management proposal to add shares to a stock
          award plan for executives.                                                     /X/

1532-3    Vote AGAINST IF the awards vest solely on tenure.                              / /

1532-4    Vote AGAINST IF the plan dilution is more than XX% of the outstanding
          common equity.                                                                 / /

1532-5    Vote AGAINST IF the minimum potential dilution of all plans is more
          than XX% of the outstanding common equity.                                     / /

1532-6    Vote AGAINST IF the equity overhang including this proposal exceeds
          the 75th percentile of the company's peer group.                               / /

ADOPT DIRECTOR STOCK AWARD PLAN (1540)

1540-1    Always vote FOR a management proposal to adopt a stock award plan for
          non-employee directors.                                                        / /

1540-2    Always vote AGAINST a management proposal to adopt a stock award plan
          for non-employee directors.                                                    /X/

1540-3    Vote AGAINST IF the vesting is based solely on tenure or if the shares
          are unrestricted when granted.                                                 / /

1540-4    Vote AGAINST IF the plan dilution is more than XX% of the outstanding
          common equity.                                                                 / /

1540-5    Vote AGAINST IF the minimum potential dilution for all plans is more
          than XX% of the outstanding common equity.                                     / /

1540-6    Vote AGAINST IF the plan would permit the granting of non-formula
          discretionary awards.                                                          / /

1540-7    Vote AGAINST IF the plan would provide an incentive to receive shares
          instead of cash.                                                               / /

AMEND DIRECTOR STOCK AWARD PLAN (1541)

1541-1    Always vote FOR a management proposal to amend a stock award plan for
          non-employee directors.                                                        / /

1541-2    Always vote AGAINST a management proposal to amend a stock award plan
          for non-employee directors.                                                    /X/

1541-3    Vote AGAINST IF the amendment increases the award size.                        / /

1541-4    Vote AGAINST IF the amendment allows stock awards with no tenure or
          performance-based vesting.                                                     / /

1541-5    Vote AGAINST IF the amendment would permit the granting of non-formula
          discretionary awards.                                                          / /

1541-6    Vote AGAINST IF the proposed amendment would include an incentive to
          receive shares instead of cash.                                                / /

ADD SHARES TO DIRECTOR STOCK AWARD PLAN (1542)

1542-1    Always vote FOR a management proposal to add shares to a stock award
          plan for non-employee directors.                                               / /

1542-2    Always vote AGAINST a management proposal to add shares to a stock
          award plan for non-employee directors.                                         /X/

1542-3    Vote AGAINST IF the vesting is based on tenure or if the shares are
          unrestricted when granted.                                                     / /

1542-4    Vote AGAINST IF the plan dilution is more than XX% of the outstanding
          common equity.                                                                 / /

1542-5    Vote AGAINST IF the minimum potential dilution of all plans is more
          than XX% of the outstanding common equity.                                     / /

1542-6    Vote AGAINST IF the plan would permit the granting of non-formula
          discretionary awards.                                                          / /

1542-7    Vote AGAINST IF the proposed plan includes an incentive to receive
          shares instead of cash.                                                        / /

APPROVE ANNUAL BONUS PLAN (1560)

1560-1    Always vote FOR a management proposal to approve an annual bonus plan.         /X/

1560-2    Always vote AGAINST a management proposal to approve an annual bonus
          plan.                                                                          / /

1560-3    Vote AGAINST IF the maximum per-employee payout is not disclosed.              / /

1560-4    Vote AGAINST IF the maximum per-employee bonus payable is more than
          XX% of the participant's base salary.                                          / /

1560-5    Vote AGAINST IF the maximum per-employee bonus payable is more than
          $XX.                                                                           / /

1560-6    Vote AGAINST IF the performance criteria is not disclosed.                     / /

APPROVE SAVINGS PLAN (1561)

1561-1    Always vote FOR a management proposal to adopt a savings plan.                 /X/

1561-2    Always vote AGAINST a management proposal to adopt a savings plan.             / /

APPROVE OPTION/STOCK AWARDS (1562)

1562-1    Always vote FOR a management proposal to grant a one-time option/stock
          award.                                                                         / /

1562-2    Always vote AGAINST a management proposal to grant a one-time
          option/stock award.                                                            /X/

1562-3    Vote AGAINST IF the option/stock award is priced less than XX% of the
          fair market value on the grant date.                                           / /

1562-4    Vote AGAINST IF the option/stock award represents dilution of more
          than XX% of outstanding common equity.                                         / /

1562-5    Vote AGAINST IF the option/stock award is time-lapsing restricted
          shares.                                                                        / /

1562-6    Vote AGAINST IF the option/stock award is unrestricted shares.                 / /

1562-7    Vote AGAINST IF the minimum equity overhang from all plans is more
          than XX% of the common equity.                                                 / /

1562-8    Vote AGAINST IF the company's overhang, including this proposal,
          exceeds the 75th percentile of its peer group.                                 / /

ADOPT DEFERRED COMPENSATION PLAN (1563)

1563-1    Always vote FOR a management proposal to adopt a deferred compensation
          plan.                                                                          / /

1563-2    Vote AGAINST a management proposal to adopt a deferred compensation
          plan for non-employee directors.                                               / /

1563-3    Vote AGAINST a management proposal to adopt a deferred compensation
          plan for executives.                                                           / /

1563-4    Vote AGAINST IF the dilution is more than 5% of the outstanding common
          equity.                                                                        /X/

APPROVE LONG-TERM BONUS PLAN (1564)

1564-1    Always vote FOR a management proposal to approve a long-term bonus
          plan.                                                                          / /

1564-2    Always vote AGAINST a management proposal to approve a long-term bonus
          plan.                                                                          / /

1564-3    Vote AGAINST IF the maximum per-employee payout is not disclosed.              /X/

1564-4    Vote AGAINST IF the maximum per-employee bonus payable over the
          performance period is more than 50% of the participant's base salary.          /X/

1564-5    Vote AGAINST IF the maximum per-employee bonus payable over the
          performance period is more than $XX.                                           / /

1564-6    Vote AGAINST IF the proposal creates dilution of more than 5% of the
          outstanding common equity.                                                     /X/

1564-7    Vote AGAINST IF the performance criteria is not disclosed.                     / /

APPROVE EMPLOYMENT AGREEMENTS (1565)

1565-1    Always vote FOR a management proposal to approve an employment
          agreement or contract.                                                         /X/

1565-2    Always vote AGAINST a management proposal to approve an employment
          agreement or contract.                                                         / /

AMEND DEFERRED COMPENSATION PLAN (1566)

1566-1    Always vote FOR a management proposal to amend a deferred compensation
          plan.                                                                          / /

1566-2    Always vote AGAINST a management proposal to amend a deferred
          compensation plan.                                                             /X/

EXCHANGE UNDERWATER OPTIONS (1570)

1570-1    Always vote FOR a management proposal to exchange underwater options
          (options with a per-share exercise price that exceeds the underlying
          stock's current market price).                                                 / /

1570-2    Always vote AGAINST a management proposal to exchange underwater options (options with a per-share exercise price that exceeds the
          underlying stock's current market price).                                      /X/

1570-3    Vote AGAINST IF the 5 highest paid executives are eligible for the
          option exchange program.                                                       / /

AMEND ANNUAL BONUS PLAN (1581)

1581-1    Always vote FOR a management proposal to amend an annual bonus plan.           / /

1581-2    Always vote AGAINST a management proposal to amend an annual bonus
          plan.                                                                          /X/

1581-3    Vote AGAINST IF the amendment increases the maximum annual
          per-employee bonus.                                                            / /

REAPPROVE OPTION/BONUS PLAN FOR OBRA (1582)

1582-1    Always vote FOR a management proposal to reapprove a stock option plan
          or bonus plan for purposes of OBRA.                                            / /

1582-2    Always vote AGAINST a management proposal to reapprove a stock option
          plan or bonus plan for purposes of OBRA.                                       / /

1582-3    Vote AGAINST IF the maximum per-employee payout is not disclosed.              /X/

1582-4    Vote AGAINST IF the performance criteria is not disclosed.                     / /

1582-5    Vote AGAINST IF the company repriced or replaced options in the past
          fiscal year.                                                                   / /

AMEND LONG-TERM BONUS PLAN (1586)

1586-1    Always vote FOR a management proposal to amend a long-term bonus plan.         /X/

1586-2    Always vote AGAINST a management proposal to amend a long-term bonus
          plan.                                                                          / /

1586-3    Vote AGAINST IF the plan increases the per-employee maximum bonus.             / /

SHAREHOLDER PROPOSALS


SP-SHAREHOLDER APPROVAL OF AUDITORS (2000)

2000-1    Always vote FOR a shareholder proposal calling for stockholder
          ratification of auditors.                                                      /X/

2000-2    Always vote AGAINST a shareholder proposal calling for stockholder
          ratification of auditors.                                                      / /

SP-AUDITORS MUST ATTEND ANNUAL MEETING (2001)

2001-1    Always vote FOR a shareholder proposal calling for the auditors to
          attend the annual meeting.                                                     /X/

2001-2    Always vote AGAINST a shareholder proposal calling for the auditors to
          attend the annual meeting.                                                     / /

SP-LIMIT CONSULTING BY AUDITORS (2002)

2002-1    Always vote FOR a shareholder proposal calling for limiting consulting
          by auditors.                                                                   /X/

2002-2    Always vote AGAINST a shareholder proposal calling for limiting
          consulting by auditors.                                                        / /

SP-ROTATE AUDITORS (2003)

2003-1    Always vote FOR a shareholder proposal calling for the rotation of
          auditors.                                                                      /X/

2003-2    Always vote AGAINST a shareholder proposal calling for the rotation of
          auditors.                                                                      / /

SP-RESTORE PREEMPTIVE RIGHTS (2010)

2010-1    Always vote FOR a shareholder proposal to restore preemptive rights.           /X/

2010-2    Always vote AGAINST a shareholder proposal to restore preemptive
          rights.                                                                        / /

SP-STUDY SALE OR SPIN-OFF (2030)

2030-1    Always vote FOR a shareholder proposal asking the company to study
          sales, spin-offs or other strategic alternatives.                              /X/

2030-2    Always vote AGAINST a shareholder proposal asking the company to study
          sales, spin-offs or other strategic alternatives.                              / /

SP-ADOPT CONFIDENTIAL VOTING (2100)

2100-1    Always vote FOR a shareholder proposal asking the board to adopt
          confidential voting and independent tabulation of the proxy ballots.           /X/

2100-2    Always vote AGAINST a shareholder proposal asking the board to adopt
          confidential voting and independent tabulation of the proxy ballots.           / /

SP-COUNTING SHAREHOLDER VOTES (2101)

2101-1    Always vote FOR a shareholder proposal asking the company to refrain
          from counting abstentions and broker non-votes in vote tabulations.            /X/

2101-2    Always vote AGAINST a shareholder proposal asking the company to refrain from counting abstentions and broker non-votes in vote
          tabulations.                                                                   / /

SP-NO DISCRETIONARY VOTING (2102)

2102-1    Always vote FOR a shareholder proposal to eliminate the company's
          discretion to vote unmarked proxy ballots.                                     /X/

2102-2    Always vote AGAINST a shareholder proposal to eliminate the company's
          discretion to vote unmarked proxy ballots.                                     / /

SP-EQUAL ACCESS TO THE PROXY (2110)

2110-1    Always vote FOR a shareholder proposal to provide equal access to the
          proxy materials for shareholders.                                              /X/

2110-2    Always vote AGAINST a shareholder proposal to provide equal access to
          the proxy materials for shareholders.                                          / /

2110-3    Vote AGAINST IF the ballot will become open to shareholders' nominees.         / /

2110-4    Vote AGAINST IF the change will allow shareholder statements.                  / /

SP-IMPROVE MEETING REPORTS (2120)

2120-1    Always vote FOR a shareholder proposal to improve annual meeting
          reports.                                                                       /X/

2120-2    Always vote AGAINST a shareholder proposal to improve annual meeting
          reports.                                                                       / /

SP-CHANGE ANNUAL MEETING LOCATION (2130)

2130-1    Always vote FOR a shareholder proposal to change the annual meeting
          location.                                                                      /X/

2130-2    Always vote AGAINST a shareholder proposal to change the annual
          meeting location.                                                              / /

SP-CHANGE ANNUAL MEETING DATE (2131)

2131-1    Always vote FOR a shareholder proposal to change the annual meeting
          date.                                                                          /X/

2131-2    Always vote AGAINST a shareholder proposal to change the annual
          meeting date.                                                                  / /

SP-INCREASE BOARD INDEPENDENCE (2202)

2202-1    Always vote FOR a shareholder proposal seeking to increase board
          independence.                                                                  /X/

2202-2    Always vote AGAINST a shareholder proposal seeking to increase board
          independence.                                                                  / /

SP-DIRECTOR TENURE/RETIREMENT AGE (2203)

2203-1    Always vote FOR a shareholder proposal seeking to limit the period of time a director can serve by establishing a retirement or tenure
          policy.                                                                        / /

2203-2    Always vote AGAINST a shareholder proposal seeking to limit the period of time a director can serve by establishing a retirement or tenure
          policy.                                                                        /X/

2203-3    Vote AGAINST IF the proposal seeks to establish a tenure policy
          shorter than XX years.                                                         / /

2203-4    Vote AGAINST IF the proposal seeks to establish a retirement age of
          more than XX years.                                                            / /

SP-MINIMUM STOCK OWNERSHIP BY DIRECTORS (2204)

2204-1    Always vote FOR a shareholder proposal to require minimum stock
          ownership by directors.                                                        /X/

2204-2    Always vote AGAINST a shareholder proposal to require minimum stock
          ownership by directors.                                                        / /

2204-3    Vote AGAINST IF the minimum level of ownership required is more than
          XX shares.                                                                     / /

SP-ALLOW UNION/EMPLOYEE REPRESENTATIVES ON THE BOARD (2205)

2205-1    Always vote FOR a shareholder proposal that seeks to provide for union
          or employee representatives on the board of directors.                         / /

2205-2    Always vote AGAINST a shareholder proposal that seeks to provide for
          union or employee representatives on the board of directors.                   /X/

SP-DIRECTORS' ROLE IN CORPORATE STRATEGY (2206)

2206-1    Always vote FOR a shareholder proposal seeking to increase disclosure regarding the board's role in the development and monitoring of the
          company's long-term strategic plan.                                            / /

2206-2    Always vote AGAINST a shareholder proposal seeking to increase disclosure regarding the board's role in the development and
          monitoring of the company's long-term strategic plan.                          /X/

SP-INCREASE NOMINATING COMMITTEE INDEPENDENCE (2210)

2210-1    Always vote FOR a shareholder proposal to increase the independence of
          the nominating committee.                                                      /X/

2210-2    Always vote AGAINST a shareholder proposal to increase the
          independence of the nominating committee.                                      / /

SP-CREATE NOMINATING COMMITTEE (2211)

2211-1    Always vote FOR a shareholder proposal to create a nominating
          committee of the board.                                                        /X/

2211-2    Always vote AGAINST a shareholder proposal to create a nominating
          committee of the board.                                                        / /

2211-3    Vote AGAINST IF the proposal includes no requirements on the number of
          independent directors required to serve on the committee.                      / /

SP-CREATE SHAREHOLDER COMMITTEE (2212)

2212-1    Always vote FOR a shareholder proposal urging the creation of a
          shareholder committee.                                                         / /

2212-2    Always vote AGAINST a shareholder proposal urging the creation of a
          shareholder committee.                                                         / /

2212-3    Vote AGAINST IF the proposal is a binding bylaw amendment.                     /X/

SP-INDEPENDENT BOARD CHAIRMAN (2214)

2214-1    Always vote FOR a shareholder proposal asking that the chairman of the board of directors be chosen from among the ranks of the non-employee
          directors.                                                                     / /

2214-2    Always vote AGAINST a shareholder proposal asking that the chairman of the board of directors be chosen from among the ranks of the
          non-employee directors.                                                        /X/

SP-LEAD DIRECTOR (2215)

2215-1    Always vote FOR a shareholder proposal asking that a lead director be
          chosen from among the ranks of non-employee directors.                         /X/

2215-2    Always vote AGAINST a shareholder proposal asking that a lead director
          be chosen from among the ranks of the non-employee directors.                  / /

SP-ADOPT CUMULATIVE VOTING (2220)

2220-1    Always vote FOR a shareholder proposal calling for the adoption of
          cumulative voting.                                                             /X/

2220-2    Always vote AGAINST a shareholder proposal calling for the adoption of
          cumulative voting.                                                             / /

SP-REQUIRE NOMINEE STATEMENT IN PROXY (2230)

2230-1    Always vote FOR a shareholder proposal to require directors to place a
          statement of candidacy in the proxy statement.                                 / /

2230-2    Always vote AGAINST a shareholder proposal to require directors to
          place a statement of candidacy in the proxy statement.                         /X/

SP-DOUBLE BOARD NOMINEES (2231)

2231-1    Always vote FOR a shareholder proposal to nominate two director
          candidates for each open board seat.                                           / /

2231-2    Always vote AGAINST a shareholder proposal to nominate two director
          candidates for each open board seat.                                           /X/

SP-DIRECTOR LIABILITY (2240)

2240-1    Always vote FOR a shareholder proposal to make directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director's gross negligence and/or reckless or
          willful neglect.                                                               /X/

2240-2    Always vote AGAINST a shareholder proposal to make directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director's gross negligence and/or reckless or
          willful neglect.                                                               / /

SP-REPEAL CLASSIFIED BOARD (2300)

2300-1    Always vote FOR a shareholder proposal to repeal a classified board.           /X/

2300-2    Always vote AGAINST a shareholder proposal to repeal a classified
          board.                                                                         / /

2300-3    Vote AGAINST IF the company does not have a shareholder rights plan
          (poison pill).                                                                 / /

SP-REDEEM OR VOTE ON POISON PILL (2310)

2310-1    Always vote FOR a shareholder proposal asking the board to redeem or to allow shareholders to vote on a shareholder rights plan (poison
          pill).                                                                         /X/

2310-2    Always vote AGAINST a shareholder proposal asking the board to redeem or to allow shareholders to vote on a shareholder rights plan (poison
          pill).                                                                         / /

2310-3    Vote AGAINST IF the proposal seeks to redeem the rights plan.                  / /

2310-4    Vote AGAINST IF the board has an independent majority.                         / /

2310-5    Vote AGAINST IF the proposal is binding rather than merely precatory
          (advisory).                                                                    / /

2310-6    Vote AGAINST IF the pill does not contain a dead-hand provision.               / /

2310-7    Vote AGAINST IF the company elects the entire board annually.                  / /

SP-ELIMINATE SUPERMAJORITY PROVISION (2320)

2320-1    Always vote FOR a shareholder proposal that seeks to eliminate
          supermajority provisions.                                                      /X/

2320-2    Always vote AGAINST a shareholder proposal that seeks to eliminate
          supermajority provisions.                                                      / /

SP-REDUCE SUPERMAJORITY PROVISION (2321)

2321-1    Always vote FOR a shareholder proposal that seeks to reduce
          supermajority provisions.                                                      /X/

2321-2    Always vote AGAINST a shareholder proposal that seeks to reduce
          supermajority provisions.                                                      / /

SP-REPEAL FAIR PRICE PROVISION (2324)

2324-1    Always vote FOR a shareholder proposal that seeks to repeal fair price
          provisions.                                                                    / /

2324-2    Always vote AGAINST a shareholder proposal that seeks to repeal fair
          price provisions.                                                              /X/

SP-RESTORE RIGHT TO CALL A SPECIAL MEETING (2325)

2325-1    Always vote FOR a shareholder proposal to restore shareholders' right
          to call a special meeting.                                                     /X/

2325-2    Always vote AGAINST a shareholder proposal to restore shareholders'
          right to call a special meeting.                                               / /

SP-RESTORE RIGHT TO ACT BY WRITTEN CONSENT (2326)

2326-1    Always vote FOR a shareholder proposal to restore shareholders' right
          to act by written consent.                                                     /X/

2326-2    Always vote AGAINST a shareholder proposal to restore shareholders'
          right to act by written consent.                                               / /

SP-PROHIBIT TARGETED SHARE PLACEMENT (2330)

2330-1    Always vote FOR a shareholder proposal to limit the board's discretion to issue targeted share placements or to require shareholder approval
          before such block placements can be made.                                      /X/

2330-2    Always vote AGAINST a shareholder proposal to limit the board's discretion to issue targeted share placements or to require
          shareholder approval before such block placements can be made.                 / /

SP-OPT OUT OF STATE TAKEOVER STATUTE (2341)

2341-1    Always vote FOR a shareholder proposal seeking to force the company to
          opt out of a state takeover statutory provision.                               /X/

2341-2    Always vote AGAINST a shareholder proposal seeking to force the
          company to opt out of a state takeover statutory provision.                    / /

SP-REINCORPORATION (2342)

2342-1    Always vote FOR a shareholder proposal to reincorporate the company in
          another state.                                                                 /X/

2342-2    Always vote AGAINST a shareholder proposal to reincorporate the
          company in another state.                                                      / /

2342-3    Vote AGAINST IF the new state has stronger anti-takeover provisions.           / /

SP-ADOPT ANTI-GREENMAIL PROVISION (2350)

2350-1    Always vote FOR a shareholder proposal to limit greenmail payments.            /X/

2320-2    Always vote AGAINST a shareholder proposal to limit greenmail
          payments.                                                                      / /

SP-RESTRICT EXECUTIVE COMPENSATION (2400)

2400-1    Always vote FOR a shareholder proposal to restrict executive
          compensation.                                                                  /X/

2400-2    Always vote AGAINST a shareholder proposal to restrict executive
          compensation.                                                                  / /

2400-3    Vote AGAINST IF the proposal limits executive pay without linking
          compensation to financial performance.                                         / /

SP-DISCLOSE EXECUTIVE COMPENSATION (2401)

2401-1    Always vote FOR a shareholder proposal to enhance the disclosure of
          executive compensation.                                                        /X/

2401-2    Always vote AGAINST a shareholder proposal to enhance the disclosure
          of executive compensation.                                                     / /

2401-3    Vote AGAINST IF the proposal extends reporting to all executives paid
          more than $250,000.                                                            / /

SP-RESTRICT DIRECTOR COMPENSATION (2402)

2402-1    Always vote FOR a shareholder proposal to restrict director
          compensation.                                                                  /X/

2402-2    Always vote AGAINST a shareholder proposal to restrict director
          compensation.                                                                  / /

SP-CAP EXECUTIVE PAY (2403)

2403-1    Always vote FOR a shareholder proposal to cap executive pay.                   /X/

2403-2    Always vote AGAINST a shareholder proposal to cap executive pay.               / /

SP-PAY DIRECTORS IN STOCK (2405)

2405-1    Always vote FOR a shareholder proposal calling for directors to be
          paid with company stock.                                                       /X/

2405-2    Always vote AGAINST a shareholder proposal calling for directors to be
          paid with company stock.                                                       / /

2405-3    Vote AGAINST IF the resolution would require directors to receive
          their entire compensation in the form of company stock.                        / /

SP-APPROVE EXECUTIVE COMPENSATION (2406)

2406-1    Always vote FOR a shareholder proposal calling for shareholder votes
          on executive pay.                                                              /X/

2406-2    Always vote AGAINST a shareholder proposal calling for shareholder
          votes on executive pay.                                                        / /

SP-RESTRICT DIRECTOR PENSIONS (2407)

2407-1    Always vote FOR a shareholder proposal calling for the termination of
          director retirement plans.                                                     /X/

2407-2    Always vote AGAINST a shareholder proposal calling for the termination
          of director retirement plans.                                                  / /

SP-REVIEW/REPORT ON/LINK EXECUTIVE PAY TO SOCIAL PERFORMANCE (2408)

2408-1    Always vote FOR a shareholder proposal that asks management to review, report on and/or link executive compensation to non-financial
          criteria, particularly social criteria.                                        /X/

2408-2    Always vote AGAINST a shareholder proposal that asks management to review, report on and/or link executive compensation to non-financial
          criteria, particularly social criteria.                                        / /

2408-3    Vote AGAINST IF the resolution goes beyond the request for a review and/or report, and includes actual linkage of pay to social
          performance.                                                                   / /

SP-NO REPRICING OF UNDERWATER OPTIONS (2409)

2409-1    Always vote FOR a shareholder proposal seeking shareholder approval to
          reprice or replace underwater stock options.                                   /X/

2409-2    Always vote AGAINST a shareholder proposal seeking shareholder
          approval to reprice or replace underwater stock options.                       / /

2409-3    Vote AGAINST IF the proposal seeking shareholder approval to reprice
          is binding.                                                                    / /

SP-GOLDEN PARACHUTES (2414)

2414-1    Always vote FOR a shareholder proposal calling for a ban or
          shareholder vote on future golden parachutes.                                  /X/

2414-2    Always vote AGAINST a shareholder proposal calling for a ban or
          shareholder vote on future golden parachutes.                                  / /

2414-3    Vote FOR IF the current potential payout exceeds XX.XX times one or
          more of the executives' salary and bonus.                                      / /

SP-AWARD PERFORMANCE-BASED STOCK OPTIONS (2415)

2415-1    Always vote FOR a shareholder proposal seeking to award
          performance-based stock options.                                               /X/

2415-2    Always vote AGAINST a shareholder proposal seeking to award
          performance-based stock options.                                               / /

SP-EXPENSE STOCK OPTIONS (2416)

2416-1    Always vote FOR a shareholder proposal establishing a policy of expensing the costs of all future stock options issued by the company
          in the company's annual income statement.                                      / /

2416-2    Always vote AGAINST a shareholder proposal establishing a policy of expensing the costs of all future stock options issued by the
          company in the company's annual income statement.                              /X/

SP-PENSION FUND SURPLUS (2417)

2417-1    Always vote FOR a shareholder proposal that requests future executive
          compensation be determined without regard to any pension fund income.          / /

2417-2    Always vote AGAINST a shareholder proposal that requests future executive compensation be determined without regard to any pension
          fund income.                                                                   /X/

SP-CREATE COMPENSATION COMMITTEE (2420)

2420-1    Always vote FOR a shareholder proposal to create a compensation
          committee.                                                                     /X/

2420-2    Always vote AGAINST a shareholder proposal to create a compensation
          committee.                                                                     / /

SP-HIRE INDEPENDENT COMPENSATION CONSULTANT (2421)

2421-1    Always vote FOR a shareholder proposal to require that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with
          corporate management-to assist with executive compensation issues.             /X/

2421-2    Always vote AGAINST a shareholder proposal to require that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with
          corporate management-to assist with executive compensation issues.             / /

SP-INCREASE COMPENSATION COMMITTEE INDEPENDENCE (2422)

2422-1    Always vote FOR a shareholder proposal to increase the independence of
          the compensation committee.                                                    /X/

2422-2    Always vote AGAINST a shareholder proposal to increase the
          independence of the compensation committee.                                    / /

SP-INCREASE AUDIT COMMITTEE INDEPENDENCE (2500)

2500-1    Always vote FOR a shareholder proposal to increase the independence of
          the audit committee.                                                           /X/

2500-2    Always vote AGAINST a shareholder proposal to increase the
          independence of the audit committee.                                           / /

SP-INCREASE KEY COMMITTEE INDEPENDENCE (2501)

2501-1    Always vote FOR a shareholder proposal to increase the independence of
          key committees.                                                                /X/

2501-2    Always vote AGAINST a shareholder proposal to increase the
          independence of key committees.                                                / /

SP-DEVELOP/REPORT ON HUMAN RIGHTS POLICY (3000)

3000-1    Always vote FOR a shareholder proposal that asks the company to
          develop or report on human rights policies.                                    / /

3000-2    Always vote AGAINST a shareholder proposal that asks the company to
          develop or report on human rights policies.                                    / /

3000-3    Vote AGAINST IF the company does not operate in countries of concern.          /X/

SP-REVIEW OPERATIONS' IMPACT ON LOCAL GROUPS (3005)

3005-1    Always vote FOR a shareholder proposal that asks the company to review
          its operations' impact on local groups.                                        / /

3005-2    Always vote AGAINST a shareholder proposal that asks the company to
          review its operations' impact on local groups.                                 /X/

SP-BURMA-LIMIT OR END OPERATIONS (3030)

3030-1    Always vote FOR a shareholder proposal that asks the company to limit
          or end operations in Burma.                                                    / /

3030-2    Always vote AGAINST a shareholder proposal that asks the company to
          limit or end operations in Burma.                                              / /

3030-3    Vote AGAINST IF the company's operations are de minimus and do not
          involve oil or mining.                                                         /X/

3030-4    Vote AGAINST IF the company does not contract directly with the
          Burmese government.                                                            / /

SP-BURMA-REVIEW OPERATIONS (3031)

3031-1    Always vote FOR a shareholder proposal that asks management to review
          operations in Burma.                                                           /X/

3031-2    Always vote AGAINST a shareholder proposal that asks management to
          review operations in Burma.                                                    / /

SP-CHINA-NO USE OF FORCED LABOR (3040)

3040-1    Always vote FOR a shareholder proposal that asks management to certify
          that company operations are free of forced labor.                              /X/

3040-2    Always vote AGAINST a shareholder proposal that asks management to
          certify that company operations are free of forced labor.                      / /

SP-CHINA-ADOPT CODE OF CONDUCT (3041)

3041-1    Always vote FOR a shareholder proposal that asks management to implement and/or increase activity on each of the principles of the
          U.S. Business Principles for Human Rights of Workers in China.                 / /

3041-2    Always vote AGAINST a shareholder proposal that asks management to implement and/or increase activity on each of the principles of the
          U.S. Business Principles for Human Rights of Workers in China.                 / /

3041-3    Vote AGAINST IF the company has de minimus operations involving China.         /X/

SP-REVIEW MILITARY CONTRACTING CRITERIA (3100)

3100-1    Always vote FOR a shareholder proposal that asks management to develop social, economic and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the
          execution of the contracts.                                                    / /

3100-2    Always vote AGAINST a shareholder proposal that asks management to develop social, economic and ethical criteria that the company could use to determine the acceptability of military contracts and to govern
          the execution of the contracts.                                                / /

3100-3    Vote AGAINST IF the company derives less than 50% of its revenues from
          military-related operations.                                                   /X/

SP-REVIEW ECONOMIC CONVERSION (3110)

3110-1    Always vote FOR a shareholder proposal that asks management to create a plan for converting the company's facilities that are dependent on
          defense contracts toward production for commercial markets.                    / /

3110-2    Always vote AGAINST a shareholder proposal that asks management to create a plan for converting the company's facilities that are dependent on defense contracts toward production for commercial
          markets.                                                                       / /

3110-3    Vote AGAINST IF the company derives less than 50% of its revenues from
          defense contracts.                                                             /X/

SP-REVIEW SPACE WEAPONS (3120)

3120-1    Always vote FOR a shareholder proposal that asks management to report on the company's government contracts for the development of ballistic
          missile defense technologies and related space systems.                        / /

3120-2    Always vote AGAINST a shareholder proposal that asks management to report on the company's government contracts for the development of
          ballistic missile defense technologies and related space systems.              /X/

SP-REVIEW FOREIGN MILITARY SALES (3130)

3130-1    Always vote FOR a shareholder proposal that asks management to report
          on the company's foreign military sales or foreign offset activities.          /X/

3130-2    Always vote AGAINST a shareholder proposal that asks management to report on the company's foreign military sales or foreign offset
          activities.                                                                    / /

3130-3    Vote AGAINST IF all of the company's current weapons programs result in sales to both the U.S. and foreign governments, or to the U.S.
          government exclusively.                                                        / /

SP-LIMIT OR END NUCLEAR WEAPONS PRODUCTION (3150)

3150-1    Always vote FOR a shareholder proposal that asks management to limit
          or end nuclear weapons production.                                             / /

3150-2    Always vote AGAINST a shareholder proposal that asks management to
          limit or end nuclear weapons production.                                       /X/

SP-REVIEW NUCLEAR WEAPONS PRODUCTION (3151)

3151-1    Always vote FOR a shareholder proposal that asks management to review
          nuclear weapons production.                                                    / /

3151-2    Always vote AGAINST a shareholder proposal that asks management to
          review nuclear weapons production.                                             /X/

SP-REVIEW CHARITABLE GIVING POLICY (3210)

3210-1    Always vote FOR a shareholder proposal that asks the company to
          establish shareholder-designated contribution programs.                        / /

3210-2    Always vote AGAINST a shareholder proposal that asks the company to
          establish shareholder-designated contribution programs.                        / /

3210-3    Vote AGAINST IF the company has a well-managed program or the proposal
          will be unduly burdensome.                                                     /X/

SP-LIMIT OR END CHARITABLE GIVING (3215)

3215-1    Always vote FOR a shareholder proposal that asks the company to limit
          or end charitable giving.                                                      / /

3215-2    Always vote AGAINST a shareholder proposal that asks the company to
          limit or end charitable giving.                                                / /

3215-3    Vote AGAINST IF the company's giving is not excessive or the proposal
          would end all giving.                                                          /X/

SP-REVIEW POLITICAL SPENDING (3220)

3220-1    Always vote FOR a shareholder proposal that asks the company to
          increase disclosure of political spending and activities.                      / /

3220-2    Always vote AGAINST a shareholder proposal that asks the company to
          increase disclosure of political spending and activities.                      / /

3220-3    Vote AGAINST IF the information requested is already easily available
          or if compliance is costly.                                                    /X/

SP-LIMIT OR END POLITICAL SPENDING (3221)

3221-1    Always vote FOR a shareholder proposal that asks the company to limit
          or end political spending.                                                     / /

3221-2    Always vote AGAINST a shareholder proposal that asks the company to
          limit or end political spending.                                               / /

3221-3    Vote AGAINST IF the total contributions were less than $50,000 or the
          proposal would end all spending.                                               /X/

SP-DISCLOSE PRIOR GOVERNMENT SERVICE (3222)

3222-1    Always vote FOR a shareholder proposal requesting disclosure of
          company executives' prior government service.                                  / /

3222-2    Always vote AGAINST a shareholder proposal requesting disclosure of
          company executives' prior government service.                                  /X/

SP-AFFIRM POLITICAL NONPARTISANSHIP (3224)

3224-1    Always vote FOR a shareholder proposal requesting affirmation of
          political nonpartisanship.                                                     / /

3224-2    Always vote AGAINST a shareholder proposal requesting affirmation of
          political nonpartisanship.                                                     /X/

SP-REVIEW TOBACCO MARKETING (3300)

3300-1    Always vote FOR a shareholder proposal that asks management to report
          on or change tobacco product marketing practices.                              / /

3300-2    Always vote AGAINST a shareholder proposal that asks management to
          report on or change tobacco product marketing practices.                       / /

3300-3    Vote AGAINST IF no relevant studies suggest the company's practices
          promote illegal sales to minors.                                               / /

3300-4    Vote AGAINST IF the proposal deals with marketing to specific target
          groups.                                                                        / /

3300-5    Vote AGAINST IF the proposal deals with marketing practices abroad.            / /

3300-6    Vote AGAINST IF the proposal deals with criteria or codes for tobacco
          ads.                                                                           / /

3300-7    Vote AGAINST IF the proposal calls for action beyond reporting.                /X/

SP-SEVER LINKS WITH TOBACCO INDUSTRY (3307)

3307-1    Always vote FOR a shareholder proposal to sever links with the tobacco
          industry.                                                                      / /

3307-2    Always vote AGAINST a shareholder proposal to sever links with the
          tobacco industry.                                                              /X/

3307-3    Vote AGAINST IF the company is submitted to a tobacco company.                 / /

3307-4    Vote AGAINST IF the company is NOT a health care company.                      / /

3307-5    Vote AGAINST IF the company has retail outlets for tobacco products.           / /

3307-6    Vote AGAINST IF the company provides products to the tobacco industry.         / /

3307-7    Vote AGAINST IF the proposal concerns media outlets for tobacco
          advertising.                                                                   / /

3307-8    Vote AGAINST IF the proposal concerns tobacco farmers.                         / /

SP-REVIEW OR REDUCE TOBACCO HARM TO HEALTH (3308)

3308-1    Always vote FOR a shareholder proposal that asks the company to review
          or reduce tobacco harm to health.                                              / /

3308-2    Always vote AGAINST a shareholder proposal that asks the company to
          review or reduce tobacco harm to health.                                       /X/

3308-3    Vote AGAINST IF the proposal concerns adoption of a no-smoking policy.         / /

3308-4    Vote AGAINST IF the proposal concerns research or changes to product
          ingredients.                                                                   / /

3308-5    Vote AGAINST IF the proposal concerns changes to package labeling and
          health warnings.                                                               / /

SP-REVIEW OR PROMOTE ANIMAL WELFARE (3320)

3320-1    Always vote FOR a shareholder proposal that asks management to review
          or promote animal welfare.                                                     / /

3320-2    Always vote AGAINST a shareholder proposal that asks management to
          review or promote animal welfare.                                              /X/

3320-3    Vote AGAINST IF the proposal calls for an end to consumer product
          safety tests with animals.                                                     / /

SP-REVIEW DRUG PRICING OR DISTRIBUTION (3340)

3340-1    Always vote FOR a shareholder proposal that asks the company to report
          or take action on pharmaceutical drug pricing or distribution.                 / /

3340-2    Always vote AGAINST a shareholder proposal that asks the company to
          report or take action on pharmaceutical drug pricing or distribution.          / /

3340-3    Vote AGAINST IF the proposal asks for more than a report.                      /X/

3340-4    Vote AGAINST IF the proposal relates only to domestic pricing.                 / /

SP-OPPOSE EMBRYO/FETAL DESTRUCTION (3350)

3350-1    Always vote FOR a shareholder proposal that asks the company to take
          action on embryo or fetal destruction.                                         / /

3350-2    Always vote AGAINST a shareholder proposal that asks the company to
          take action on embryo or fetal destruction.                                    /X/

SP-REVIEW NUCLEAR FACILITY/WASTE (3400)

3400-1    Always vote FOR a shareholder proposal that asks the company to review
          or report on nuclear facilities or nuclear waste.                              / /

3400-2    Always vote AGAINST a shareholder proposal that asks the company to
          review or report on nuclear facilities or nuclear waste.                       / /

3400-3    Vote AGAINST IF the proposal asks for action beyond reporting.                 /X/

3400-4    Vote AGAINST IF the proposal asks for cessation of nuclear-related
          activities.                                                                    / /

SP-REVIEW ENERGY EFFICIENCY & RENEWABLES (3410)

3410-1    Always vote FOR a shareholder proposal that asks the company to review its reliance on nuclear and fossil fuels, its development or use of
          solar and wind power, or its energy efficiency.                                / /

3410-2    Always vote AGAINST a shareholder proposal that asks the company to review its reliance on nuclear and fossil fuels, its development or
          use of solar and wind power, or its energy efficiency.                         / /

3410-3    Vote AGAINST IF the proposal asks for more than a report.                      /X/

SP-CONTROL GENERATION OF POLLUTANTS (3422)

3422-1    Always vote FOR a shareholder proposal that asks the company to
          control generation of pollutant(s).                                            / /

3422-2    Always vote AGAINST a shareholder proposal that asks the company to
          control generation of pollutant(s).                                            / /

3422-3    Vote AGAINST IF the proposal asks for action beyond reporting.                 /X/

3422-4    Vote AGAINST IF the company reports its emissions and plans to limit
          their future growth.                                                           / /

3422-5    Vote AGAINST IF the company reports its emissions and plans to reduce
          them from established levels.                                                  / /

SP-REPORT ON ENVIRONMENTAL IMPACT OR PLANS (3423)

3423-1    Always vote FOR a shareholder proposal that asks the company to report
          on its environmental impact or plans.                                          / /

3423-2    Always vote AGAINST a shareholder proposal that asks the company to
          report on its environmental impact or plans.                                   / /

3423-3    Vote AGAINST IF management has issued a written statement beyond the
          legal minimum.                                                                 /X/

SP-REVIEW OR CURB BIOENGINEERING (3430)

3430-1    Always vote FOR a shareholder proposal that asks management to report
          on, label or restrict sales of bioengineered products.                         / /

3430-2    Always vote AGAINST a shareholder proposal that asks management to
          report on, label or restrict sales of bioengineered products.                  / /

3430-3    Vote AGAINST IF the proposal asks for action beyond reporting.                 /X/

3430-4    Vote AGAINST IF the proposal calls for a moratorium on sales of
          bioengineered products.                                                        / /

SP-PRESERVE/REPORT ON NATURAL HABITAT (3440)

3440-1    Always vote FOR a shareholder proposal that asks the company to
          preserve natural habitat.                                                      / /

3440-2    Always vote AGAINST a shareholder proposal that asks the company to
          preserve natural habitat.                                                      / /

3440-3    Vote AGAINST IF the proposal asks for action beyond reporting.                 /X/

3440-4    Vote AGAINST IF the proposal does not address a unique habitat.                / /

SP-REVIEW DEVELOPING COUNTRY DEBT (3500)

3500-1    Always vote FOR a shareholder proposal asking the company to review its developing country debt and lending criteria and to report to
          shareholders on its findings.                                                  / /

3500-2    Always vote AGAINST a shareholder proposal asking the company to review their developing country debt and lending criteria and to
          report to shareholders on its findings.                                        / /

3500-3    Vote AGAINST IF the proposal asks for action beyond reporting.                 /X/

SP-REVIEW SOCIAL IMPACT OF FINANCIAL VENTURES (3503)

3503-1    Always vote FOR a shareholder proposal that requests a company to assess the environmental, public health, human rights, labor rights or
          other socioeconomic impacts of its credit decisions.                           / /

3503-2    Always vote AGAINST a shareholder proposal that requests a company to assess the environmental, public health, human rights, labor rights or
          other socioeconomic impacts of its credit decisions.                           / /

3503-3    Vote AGAINST IF the proposal asks for action beyond reporting.                 /X/

SP-REVIEW FAIR LENDING POLICY (3520)

3520-1    Always vote FOR a shareholder proposal requesting reports and/or
          reviews of plans and/or policies on fair lending practices.                    / /

3520-2    Always vote AGAINST a shareholder proposal requesting reports and/or
          reviews of plans and/or policies on fair lending practices.                    /X/

SP-REVIEW PLANT CLOSINGS (3600)

3600-1    Always vote FOR a shareholder proposal that asks the company to establish committees to consider issues related to facilities closure
          and relocation of work.                                                        / /

3600-2    Always vote AGAINST a shareholder proposal that asks the company to establish committees to consider issues related to facilities closure
          and relocation of work.                                                        /X/

SP-REPORT ON EEO (3610)

3610-1    Always vote FOR a shareholder proposal that asks management to report on the company's affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific
          positions within the company.                                                  / /

3610-2    Always vote AGAINST a shareholder proposal that asks management to report on the company's affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on
          specific positions within the company.                                         / /

3610-3    Vote AGAINST IF the company releases its EEO-1 reports.                        / /

3610-4    Vote AGAINST IF the company's EEO-1 reports and compliance record
          indicate it is average.                                                        /X/

3610-5    Vote AGAINST IF the information indicates a well-established
          affirmative action program.                                                    / /

SP-DROP SEXUAL ORIENTATION FROM EEO POLICY (3614)

3614-1    Always vote FOR a shareholder proposal that asks management to drop
          sexual orientation from EEO policy.                                            / /

3614-2    Always vote AGAINST a shareholder proposal that asks management to
          drop sexual orientation from EEO policy.                                       /X/

SP-REVIEW MEXICAN WORK FORCE CONDITIONS (3621)

3621-1    Always vote FOR a shareholder proposal that asks management to report
          on or review Mexican operations.                                               / /

3621-2    Always vote AGAINST a shareholder proposal that asks management to
          report on or review Mexican operations.                                        /X/

SP-ADOPT STANDARDS FOR MEXICAN OPERATION (3622)

3622-1    Always vote FOR a shareholder proposal that asks management to adopt
          standards for Mexican operations.                                              / /

3622-2    Always vote AGAINST a shareholder proposal that asks management to
          adopt standards for Mexican operations.                                        /X/

SP-REVIEW OR IMPLEMENT MACBRIDE PRINCIPLES (3630)

3630-1    Always vote FOR a shareholder proposal that asks management to review
          or implement the MacBride principles.                                          / /

3630-2    Always vote AGAINST a shareholder proposal that asks management to
          review or implement the MacBride principles.                                   / /

3630-3    Vote AGAINST IF no fair employment problems exist.                             /X/

SP-URGE MACBRIDE ON CONTRACTOR/FRANCHISEE (3632)

3632-1    Always vote FOR a shareholder proposal that asks the company to encourage its contractors and franchisees to implement the MacBride
          principles.                                                                    / /

3632-2    Always vote AGAINST a shareholder proposal that asks the company to encourage its contractors and franchisees to implement the MacBride
          principles.                                                                    / /

3632-3    Vote AGAINST IF no fair employment problems exist at
          contractor/franchisee.                                                         /X/

SP-REVIEW GLOBAL LABOR PRACTICES (3680)

3680-1    Always vote FOR a shareholder proposal that asks management to report
          on or review its global labor practices or those of their contractors.         / /

3680-2    Always vote AGAINST a shareholder proposal that asks management to report on or review its global labor practices or those of their
          contractors.                                                                   / /

3680-3    Vote AGAINST IF the company already reports publicly using a
          recognized standard.                                                           / /

3680-4    Vote AGAINST IF the resolution asks for more than a report.                    /X/

SP-MONITOR/ADOPT ILO CONVENTIONS (3681)

3681-1    Always vote FOR a shareholder proposal that asks management to adopt, implement or enforce a global workplace code of conduct based on the
          International Labor Organization's (ILO) core labor conventions.               / /

3681-2    Always vote AGAINST a shareholder proposal that asks management to adopt, implement or enforce a global workplace code of conduct based on the International Labor Organization's (ILO) core labor
          conventions.                                                                   / /

3681-3    Vote AGAINST IF the proposal asks the company to use third-party
          monitors.                                                                      / /

3681-4    Vote AGAINST IF the company has a reasonable code and monitoring
          system.                                                                        /X/

SP-REPORT ON SUSTAINABILITY (3700)

3700-1    Always vote FOR a shareholder proposal requesting reports on
          sustainability.                                                                / /

3700-2    Always vote AGAINST a shareholder proposal requesting reports on
          sustainability.                                                                / /

3700-3    Always vote AGAINST IF the company has already issued a report in GRI
          format.                                                                        /X/

PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS.


a(i).           Amended and Restated Agreement and Declaration of Trust of Registrant.(J)
a(ii).          Amendment to Amended and Restated Agreement and Declaration of Trust of Registrant.(J)
b.              Copy of By-Laws of Registrant as amended through July 22, 1997.(G)
c(i).           Specimen Share Certificate(A)
c(ii).          Portions of Amended and Restated Agreement and Declaration of Trust Relating to Shareholders' Rights.(J)
c(iii).         Portions of By-laws Relating to Shareholders' Rights.(J)
d(i).(a)        Investment Advisory Agreement between RS Investment Management, L.P. and Registrant.(J)
d(i).(b)        Form of Revised Schedule 1 to Investment Advisory Agreement.(P)

d(i).(c)        Form of Further Revised Schedule 1 to Investment Advisory Agreement(R)
e.              Form of Distribution Agreement with PFPC Distributors, Inc.(P)
f.              Inapplicable.
g(i).           Form of Custodian Agreement between Registrant and PFPC Trust Company.(J)
h(i).           Administrative Services Agreement.(J)
h(ii).          Form of Sub-Administration and Accounting Services Agreement between Registrant and PFPC, Inc.(J)
h(iii).         Form of Revised Schedule A to Administrative Services Agreement.(L)
h(iv).          Form of Further Revised Schedule A to Administrative Services Agreement.(M)
h(v).           Form of Further Revised Schedule A to Administrative Services Agreement.(P)


h(viii)         Form of Further Revised Schedule A to Administrative Services Agreement(R)
h(ix)           Form of Amendment to Administrative Services Agreement(R)
h(x)            Revised Sub-Administration and Accounting Services Fees Letter*
h(xi)           Revised Sub-Administration, Accounting and Custodian Services Fee Waiver*
i.              Opinion and Consent of Ropes & Gray.+
j.              Consent of Independent Accountants.*
k.              Inapplicable.
l.              Letter of Understanding Relating to Initial Capital.(A,D)
m.              Restated Distribution Plan pursuant to Rule 12b-1.(P)
n.              18f-3 Plan.(F)
o.              [Reserved]
p(i).           Revised Code of Ethics of RS Investment Trust, RS Investment Management, L.P., RS Investment Management, Inc.
                RS Investment Management Co. LLC, RS Growth Group LLC, and RS Value Group LLC.*
p(ii).          Code of Ethics of PFPC Distributors, Inc.(R)
q(i).           Powers of Attorney for Certain Trustees of RS Investment Trust.(R)
q(ii).          Power of Attorney for Trustee Michael G. McCaffery.*


           Incorporated by a reference to like-numbered exhibits:

(A)             Previously filed as part of the Registration Statement filed August 12, 1987.
(B)             Previously filed as part of the Post-Effective Amendment No. 4 to the Registration Statement on May 1, 1991.
(C)             Previously filed as part of the Post-Effective Amendment No. 6 to the Registration Statement on March 12, 1992.
(D)             Previously filed as part of the Post-Effective Amendment No. 19 to the Registration Statement on July 5, 1994.
(E)             Previously filed as part of the Post-Effective Amendment No. 21 to the Registration Statement on April 28, 1995.
(F)             Previously filed as part of the Post-Effective Amendment No. 28 to the Registration Statement on March 24, 1997.
(G)             Previously filed as part of the Post-Effective Amendment No.  30 to the Registration Statement on December 29,
                1997.
(H)             Previously filed as part of the Post-Effective Amendment No. 32 to the Registration Statement on March 12, 1998.
(I)             Previously filed as part of the Post-Effective Amendment No. 33 to the Registration Statement on March 27, 1998.
(J)             Previously filed as part of the Post-Effective Amendment No. 34 to the Registration Statement on March 4, 1999.
(K)             Previously filed as part of the Post-Effective Amendment No. 35 to the Registration Statement on May 3, 1999.
(L)             Previously filed as part of the Post-Effective Amendment No. 36 to the Registration Statement on October 8, 1999.
(M)             Previously filed as part of the Post-Effective Amendment No. 37 to the Registration Statement on February 18, 2000.
(N)             Previously filed as part of the Post-Effective Amendment No. 38 to the Registration Statement on March 22, 2000.
(O)             Previously filed as part of the Post-Effective Amendment No. 39 to the Registration Statement on April 26, 2000.
(P)             Previously filed as part of the Post-Effective Amendment No. 40 to the Registration Statement on January 9, 2001.
(Q)             Previously filed as part of the Post-Effective Amendment No. 42 to the Registration Statement on May 10, 2001.
(R)             Previously filed as part of the Post-Effective Amendment No. 44 to the Registration Statement on May 1, 2002.

+  Previously filed.
*  Filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not Applicable.

ITEM 25.  INDEMNIFICATION.

Under the terms of Registrant's By-laws, Article VI, Registrant is required, subject to certain exceptions and limitations, to indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940 (the "1940 Act").

Insofar as indemnification for liabilities arising under the Securities Act is permitted to trustees and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

RS Investment Management, L.P. ("RSIM, L.P." or "RS Investments") is engaged in the provision of investment advisory and management services to mutual funds, private investment pools (including hedge funds), and private accounts.

Information about the managing directors of RS Investments is set forth in Parts A and B herein.


Paul H. Stephens, a managing director of RS Investments, was previously a founding partner, managing director, and chief investment officer of Robertson, Stephens & Company LLC.


ITEM 27.  PRINCIPAL UNDERWRITERS.

          (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of February 1, 2004:

                           AB Funds Trust
                           AFBA 5 Star Funds, Inc.
                           Atlantic Whitehall Funds Trust
                           Forward Funds, Inc
                           Harris Insight Funds Trust
                           Hillview Investment Trust II
                           International Dollar Reserve Fund I, Ltd.
                           Kalmar Pooled Investment Trust
                           Matthews Asian Funds
                           Metropolitan West Funds
                           Pictet Funds
                           The RBB Fund, Inc.
                           RS Investment Trust
                           Scudder Investments VIT Funds
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Tomorrow Funds Retirement Trust
                           Trainer, Wortham First Mutual Funds
                           Van Wagoner Funds
                           Weiss, Peck & Greer Funds Trust
                           Weiss, Peck & Greer International Fund
                           Wilshire Target Funds, Inc.
                           WPG Large Cap Growth Fund
                           WPG Tudor Fund
                           WT Investment Trust

          Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds, Inc.

          Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds Trust
                           Northern Institutional Funds Trust

          Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

          PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, PA 19406

          (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

          Brian Burns              -    Chairman, Chief Executive Officer,
                                        Director and President
          Michael Denofrio         -    Director
          Nick Margini             -    Director
          Rita G. Adler            -    Chief Compliance Officer
          Christine A. Ritch       -    Chief Legal Officer
          Salvatore Faia           -    Secretary and Clerk
          Christopher S. Conner    -    Assistant Secretary and Assistant Clerk
          Bradley A. Stearns       -    Assistant Secretary and Assistant Clerk
          John L. Wilson           -    Assistant Secretary and Assistant Clerk
          John Coary               -    Treasurer
          Douglas D. Castagna      -    Controller and Assistant Treasurer
          Bruno DiStefano          -    Vice President
          Elizabeth T. Holtsbery   -    Vice President
          Susan K. Moscaritolo     -    Vice President
          Thomas Rodman            -    Vice President

          (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The records required by Section 31(a) and Rule 31a-1 through 3 under the 1940 Act will be maintained by Registrant at its offices, 388 Market Street, San Francisco, CA 94111 except that pursuant to Rule 31a-3 under the 1940 Act, the Transfer Agent (located at 1004 Baltimore, Kansas City, MO 64105) and Custodian (located at Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113) for Registrant, will maintain the records required by subparagraphs (b)(1) and (b)(2)(D) of Rule 31a-1.

ITEM 29.  MANAGEMENT SERVICES.

Not applicable.

ITEM 30.  UNDERTAKINGS.

               The Registrant has made the following undertakings which are still applicable:

          (a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

          (b) Registrant has undertaken to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders when available, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 46 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California on the 2nd day of March, 2004.

                                   RS INVESTMENT TRUST


                                   By: G. RANDALL HECHT*
                                   ----------------------------------
                                   President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of RS Investment Trust has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                                   CAPACITY
G. RANDALL HECHT*                           Principal Executive Officer and Trustee      March 2, 2004
-------------------------
G. Randall Hecht

 /s/ STEVEN COHEN                           Chief Financial and Accounting Officer       March 2, 2004
-------------------------
Steven Cohen

LEONARD B. AUERBACH*                        Trustee                                      March 2, 2004
-------------------------
Leonard B. Auerbach

JOHN W. GLYNN, JR.*                         Trustee                                      March 2, 2004
-------------------------
John W. Glynn, Jr.

JEROME S. CONTRO*                           Trustee                                      March 2, 2004
-------------------------
Jerome S. Contro

MICHAEL G. MCCAFFERY*                       Trustee                                      March 2, 2004
-------------------------
Michael G. McCaffery


*BY:  /s/ STEVEN COHEN
 --------------------------
 STEVEN COHEN, ATTORNEY-IN-FACT PURSUANT
  TO THE POWERS OF ATTORNEY PREVIOUSLY FILED OR FILED HEREWITH.

EXHIBIT INDEX


EXHIBIT NO.                                          EXHIBIT TITLE
h(x)                      Revised Sub-Administration and Accounting Services
                          Fee Letter
h(xi)                     Revised Sub-Administration, Accounting and Custodian
                          Services Fee Waiver
j.                        Consent of Independent Accountants
p(i)                      Revised Code of Ethics of RS Investment Trust, RS
                          Investment Management, L.P., RS Investment
                          Management, Inc., RS Investment Management Co. LLC,
                          RS Growth Group LLC, and RS Value Group LLC
q(ii)                     Power of Attorney for Trustee Michael G. McCaffery